UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10027

STATE FARM MUTUAL FUND TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-4930

Date of fiscal year end: 12/31/2010

Date of reporting period: 06/30/2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

Pursuant to Securities and Exchange Commission Staff guidance contained in Letter to Chief Financial Officers from Lawrence A. Friend, dated November 7, 1997, “Investment Co. Accounting Guidance,” the foregoing State Farm Mutual Fund Trust semi-annual report included as Item 1 on this Form N-CSR and sent to shareholders of registrant, includes the financial statements and notes to financial statements of eight series of Master Investment Portfolio (MIP). MIP is unaffiliated with registrant and neither registrant nor the certifying officers to this Form N-CSR, have any control over the preparation or content of the information included in MIP’s financial statements and notes to financial statements included herein.

June 30, 2010

State Farm Mutual Fund Trust

SEMI-ANNUAL REPORT

To learn about electronic delivery of mutual funds documents and how to enroll, go to **statefarm.com**®, click on *Mutual Funds*, and then click on *Go Green with E-delivery.*

Service is only a phone call away

Contact your local Registered State Farm Agent or call our Securities Products Department toll free, at 1-800-447-4930.

Fund prices are available to you 24 hours a day, 7 days a week.

Securities Products Response Center Representatives are available 8 a.m.–6 p.m. Central Time Monday through Friday (except holidays)

1-800-447-4930

Visit our website www.statefarm.com®

A prospectus for the State Farm Mutual Fund Trust (the “Trust”) is available through State Farm VP Management Corp., One State Farm Plaza, Bloomington, Illinois 61710, 1-800-447-4930. Please read the prospectus and consider the investment objectives, risks, charges and expenses, and other information it contains about the Funds carefully before investing.

The Trust offers Class A, Class B, Legacy Class A, Legacy Class B, Class R-1, Class R-2, Class R-3, and/or Institutional shares for fifteen separate funds through three prospectuses, one for Class A, Class B, Legacy Class A and Legacy Class B shares, one for Class R shares, and another for Institutional shares.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

State Farm LifePath Funds are target-date portfolios that provide a diversified exposure to stocks, bonds, and/or cash for those investors who have a specific date in mind (in this case years 2020, 2030, 2040, or 2050) for retirement or another goal. The target date is the approximate date when investors plan to start withdrawing assets. The investment objectives of each Fund are adjusted over time to become more conservative as the target date approaches. The principal value of the Fund(s) is not guaranteed at any time, including at the target date.

Message to Shareholders of State Farm Mutual Fund Trust

Dear Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2010 for the State Farm Mutual Fund Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the Fund(s) you own. We encourage you to review and consider this entire report.

Market Review

The market environment for the 6-month period of January 1, 2010 through June 30, 2010 was volatile.

With indicators pointing to improved economic conditions, U.S. equity markets advanced for most of the reporting period, with large cap stocks (as measured by the S&P 500® Index 1) and small cap stocks (as represented by the Russell 2000® Index2) rising 7.05% and 15.01%, respectively, during the 4-month period ended April 30, 2010. During this time period, the market environment was influenced by many factors, including: generally subdued inflation, improving corporate earnings, and continuing investor appetite for securities with lower credit quality. In addition, the Federal Reserve maintained a relatively “loose” monetary policy, by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained as of the end of June 2010.

Beginning in May 2010, U.S. equity markets declined abruptly as investors reacted negatively to several factors including: intensifying sovereign debt issues in several European countries (e.g., Greece, Portugal, and Spain) and the potential impacts of this issue on the global economic recovery, the negative economic fallout from a massive oil spill in the Gulf of Mexico, and continuing concerns about high levels of unemployment. For the months of May and June 2010, the S&P 500 Index declined -7.99% and -5.23%, respectively, driving the performance of the Index over the entire 6-month period ended June 30, 2010 into negative territory with a total return of -6.65%. Likewise, the Russell 2000 Index declined -7.59% and -7.75% during the months of May and June 2010, respectively, driving the performance of the Index over the entire 6-month period ended June 30, 2010 into negative territory with a total return of -1.95%.

International equities markets, as represented by the MSCI EAFE® Free Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, also posted negative total returns of -13.23% and -11.06%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2010. Within the MSCI EAFE Free Index, developed European markets like Greece and Spain were among the weakest performing markets, declining -48.33% and -32.90%, respectively, in U.S. dollar terms during the period. Stock market performance in emerging market countries also declined during the period with the MSCI Emerging Markets Index posting a total return of -6.17% in U.S. dollar terms3.

Concerns over the growing European debt crisis lifted the demand for the relatively safe haven of U.S. Treasuries, especially later in the reporting period. Beginning in April 2010, U.S. Treasury prices increased and yields declined sharply, while Standard & Poor’s downgraded its credit rating on Greece debt to “junk” status and also reduced its rating on the debt of Portugal and Spain. Over the entire 6-month reporting period, the yield on 10-year U.S. Treasuries rose from 3.85% on January 4, 2010 to a high of 4.01% on April 5, 2010, before falling 104 basis points to end at 2.97% on June 30, 2010. Short-term yields remained low, with 3-month U.S. Treasury yields rising 12 basis points from 0.06% on January 4, 2010 to 0.18% on June 30, 20104. In the municipal bond market, municipal bond

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2010, the MSCI ACWI ex-U.S. Index consisted of 44 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Shareholders of State Farm Mutual Fund Trust (continued)

yields generally declined across the maturity spectrum and bonds posted positive total returns during the 6-month reporting period ended June 30, 2010. Among major fixed income indices, the Barclays Capital U.S. Aggregate Bond Index5 and the Barclays Capital Municipal Bond Index6 posted total returns of 5.33% and 3.31%, respectively, over the 6-month period ended June 30, 2010.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of January 1, 2010 through December 31, 2010 in the State Farm Mutual Fund Trust Annual Report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, and Prospectuses delivered electronically to your statefarm.com® Secure Mailbox rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com or contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

Automatic Investment Plan (AIP)7

State Farm Mutual Funds allow you to make regular investments in a Fund with an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for AIP by contacting the State Farm Securities Response Center at 1-800-447-4930 for assistance.

State Farm Investment Management Corp. remains committed to a disciplined, long-term approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.8

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.9

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Colleen Van Dyke

Vice President

State Farm Investment Management Corp.

[5]

Source: Barclays Capital Inc. The Barclays Capital U.S. Aggregate Bond Index represents debt securities in the U.S. investment grade fixed rate taxable bond market, including government and corporate debt securities, mortgage pass-through debt securities and asset-backed debt securities with maturities greater than one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[6]

Source: Barclays Capital Inc. The Barclays Capital Municipal Bond Index is representative of the tax-exempt bond market and is made up of investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[7]

An automatic investment plan does not assure a profit and does not protect against loss in declining markets. An automatic investment plan involves continuous investment in securities regardless of fluctuating prices. You should consider your financial ability to continue purchases through periods of high or low price levels.

[8]	It is important to note that there is market risk involved when investing in mutual funds, including possible loss of principal.

[9]	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

Portfolio Summary

State Farm Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Equity Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm S&P 500 Index Fund

S&P 500 Stock Master Portfolio Composition*

(unaudited)

*	Illustrated by Sector and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

State Farm Small Cap Index Fund

Fund Composition*

(unaudited)

*	Illustrated by Sector and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm International Index Fund

Fund Composition*

(unaudited)

*	Based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 11 other countries, each of which represents less than 2% of net assets.

Portfolio Summary (continued)

State Farm Equity and Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Tax Advantaged Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by Credit Quality. Ratings by Moody’s Investor Services, Inc. (“Moody’s”). Percentages are based on total investments as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes Advanced Refund Bonds.
***	Twenty-eight securities did not have an issuer specific rating by Moody’s. Twenty-six, representing 13.07% of the Fund’s total investments, had an issuer specific rating by Standard & Poor’s (“S&P”) of A+ or higher. Two, representing 1.02% of the Fund’s total investments, did not have an issuer specific rating by Moody’s or S&P.

Portfolio Summary (continued)

State Farm Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of June 30, 2010. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm LifePath Retirement Fund

LifePath Retirement Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

State Farm LifePath 2020 Fund

LifePath 2020 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

Portfolio Summary (continued)

State Farm LifePath 2030 Fund

LifePath 2030 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

State Farm LifePath 2040 Fund

LifePath 2040 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

State Farm LifePath 2050 Fund

LifePath 2050 Master Portfolio Composition*

(unaudited)

*	Illustrated by Security Type and based on Long-Term Investments in the Master Portfolio as of June 30, 2010. Please refer to the Schedule of Investments for the Master Portfolio for details concerning Fund holdings and the Portfolio Information for the Master Portfolio, both found later in this report.

Expense Example (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and certain redemptions; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; shareholder servicing fees; and other Fund expenses. The Example in the following table for each Fund below is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The Actual information in the table under each Fund name below provides information about actual account values and actual expenses for each Class of shares. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund Class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual information line under the heading entitled “Expenses Paid During Period” for the applicable Fund Class to estimate the expenses you paid on your account for that Fund Class during the period. If your account has multiple Fund positions, add up the results calculated for each Fund position by Class within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter.* You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The Hypothetical information in the table under each Fund name below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio by Class and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Class indicated. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account holding Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter.* You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) applicable to Class A, Class B, Legacy Class A, and Legacy Class B shares. Therefore, the Hypothetical information in the table under each Fund name is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

*	Account fee charges began on June 2, 2010.

State Farm Equity Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$918.29	1.19%	$5.66
Class B Shares	$1,000.00	$916.50	1.89%	$8.98
Legacy Class A Shares	$1,000.00	$919.17	1.19%	$5.66
Legacy Class B Shares	$1,000.00	$916.98	1.59%	$7.56
Institutional Shares	$1,000.00	$920.39	0.94%	$4.48
Class R-1 Shares	$1,000.00	$918.13	1.51%	$7.18
Class R-2 Shares	$1,000.00	$918.13	1.31%	$6.23
Class R-3 Shares	$1,000.00	$920.39	1.01%	$4.81

Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.89	1.19%	$5.96
Class B Shares	$1,000.00	$1,015.42	1.89%	$9.44
Legacy Class A Shares	$1,000.00	$1,018.89	1.19%	$5.96
Legacy Class B Shares	$1,000.00	$1,016.91	1.59%	$7.95
Institutional Shares	$1,000.00	$1,020.13	0.94%	$4.71
Class R-1 Shares	$1,000.00	$1,017.31	1.51%	$7.55
Class R-2 Shares	$1,000.00	$1,018.30	1.31%	$6.56
Class R-3 Shares	$1,000.00	$1,019.79	1.01%	$5.06

State Farm Small/Mid Cap Equity Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$962.91	1.40%	$6.81
Class B Shares	$1,000.00	$960.54	2.00%	$9.72
Legacy Class A Shares	$1,000.00	$963.56	1.40%	$6.82
Legacy Class B Shares	$1,000.00	$960.56	1.80%	$8.75
Institutional Shares	$1,000.00	$964.57	1.15%	$5.60
Class R-1 Shares	$1,000.00	$961.85	1.72%	$8.37
Class R-2 Shares	$1,000.00	$962.31	1.52%	$7.40
Class R-3 Shares	$1,000.00	$964.33	1.22%	$5.94
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Class B Shares	$1,000.00	$1,014.88	2.00%	$9.99
Legacy Class A Shares	$1,000.00	$1,017.85	1.40%	$7.00
Legacy Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Institutional Shares	$1,000.00	$1,019.09	1.15%	$5.76
Class R-1 Shares	$1,000.00	$1,016.27	1.72%	$8.60
Class R-2 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-3 Shares	$1,000.00	$1,018.74	1.22%	$6.11

State Farm International Equity Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$878.24	1.50%	$6.99
Class B Shares	$1,000.00	$875.14	2.10%	$9.76
Legacy Class A Shares	$1,000.00	$878.08	1.50%	$6.98
Legacy Class B Shares	$1,000.00	$875.85	1.90%	$8.84
Institutional Shares	$1,000.00	$878.92	1.25%	$5.82
Class R-1 Shares	$1,000.00	$876.70	1.82%	$8.47
Class R-2 Shares	$1,000.00	$877.11	1.62%	$7.54
Class R-3 Shares	$1,000.00	$878.79	1.32%	$6.15
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Class B Shares	$1,000.00	$1,014.38	2.10%	$10.49
Legacy Class A Shares	$1,000.00	$1,017.36	1.50%	$7.50
Legacy Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Institutional Shares	$1,000.00	$1,018.60	1.25%	$6.26
Class R-1 Shares	$1,000.00	$1,015.77	1.82%	$9.10
Class R-2 Shares	$1,000.00	$1,016.76	1.62%	$8.10
Class R-3 Shares	$1,000.00	$1,018.25	1.32%	$6.61

State Farm S&P 500 Index Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$930.70	0.78%	$3.73
Class B Shares	$1,000.00	$927.38	1.48%	$7.07
Legacy Class A Shares	$1,000.00	$929.76	0.78%	$3.73
Legacy Class B Shares	$1,000.00	$928.66	1.18%	$5.64
Institutional Shares	$1,000.00	$932.22	0.53%	$2.54
Class R-1 Shares	$1,000.00	$928.49	1.10%	$5.26
Class R-2 Shares	$1,000.00	$929.43	0.90%	$4.31
Class R-3 Shares	$1,000.00	$931.12	0.60%	$2.87
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.93	0.78%	$3.91
Class B Shares	$1,000.00	$1,017.46	1.48%	$7.40
Legacy Class A Shares	$1,000.00	$1,020.93	0.78%	$3.91
Legacy Class B Shares	$1,000.00	$1,018.94	1.18%	$5.91
Institutional Shares	$1,000.00	$1,022.17	0.53%	$2.66
Class R-1 Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class R-2 Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class R-3 Shares	$1,000.00	$1,021.82	0.60%	$3.01

State Farm Small Cap Index Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$976.17	0.95%	$4.65
Class B Shares	$1,000.00	$972.92	1.65%	$8.07
Legacy Class A Shares	$1,000.00	$975.94	0.95%	$4.65
Legacy Class B Shares	$1,000.00	$974.52	1.35%	$6.61
Institutional Shares	$1,000.00	$977.27	0.70%	$3.43
Class R-1 Shares	$1,000.00	$974.07	1.27%	$6.22
Class R-2 Shares	$1,000.00	$976.14	1.07%	$5.24
Class R-3 Shares	$1,000.00	$976.26	0.77%	$3.77
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class B Shares	$1,000.00	$1,016.61	1.65%	$8.25
Legacy Class A Shares	$1,000.00	$1,020.08	0.95%	$4.76
Legacy Class B Shares	$1,000.00	$1,018.10	1.35%	$6.76
Institutional Shares	$1,000.00	$1,021.32	0.70%	$3.51
Class R-1 Shares	$1,000.00	$1,018.50	1.27%	$6.36
Class R-2 Shares	$1,000.00	$1,019.49	1.07%	$5.36
Class R-3 Shares	$1,000.00	$1,020.98	0.77%	$3.86

State Farm International Index Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$856.73	1.20%	$5.52
Class B Shares	$1,000.00	$853.97	1.90%	$8.73
Legacy Class A Shares	$1,000.00	$857.28	1.20%	$5.53
Legacy Class B Shares	$1,000.00	$854.79	1.60%	$7.36
Institutional Shares	$1,000.00	$857.70	0.95%	$4.38
Class R-1 Shares	$1,000.00	$854.65	1.52%	$6.99
Class R-2 Shares	$1,000.00	$856.45	1.32%	$6.08
Class R-3 Shares	$1,000.00	$857.00	1.02%	$4.70
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Class B Shares	$1,000.00	$1,015.37	1.90%	$9.49
Legacy Class A Shares	$1,000.00	$1,018.84	1.20%	$6.01
Legacy Class B Shares	$1,000.00	$1,016.86	1.60%	$8.00
Institutional Shares	$1,000.00	$1,020.08	0.95%	$4.76
Class R-1 Shares	$1,000.00	$1,017.26	1.52%	$7.60
Class R-2 Shares	$1,000.00	$1,018.25	1.32%	$6.61
Class R-3 Shares	$1,000.00	$1,019.74	1.02%	$5.11

State Farm Equity and Bond Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[3]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$971.27	0.99%	$4.84
Class B Shares	$1,000.00	$968.28	1.59%	$7.76
Legacy Class A Shares	$1,000.00	$971.37	0.99%	$4.84
Legacy Class B Shares	$1,000.00	$969.36	1.39%	$6.79
Institutional Shares	$1,000.00	$972.38	0.74%	$3.62
Class R-1 Shares	$1,000.00	$970.63	1.31%	$6.40
Class R-2 Shares	$1,000.00	$970.43	1.11%	$5.42
Class R-3 Shares	$1,000.00	$973.22	0.81%	$3.96
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.89	0.99%	$4.96
Class B Shares	$1,000.00	$1,016.91	1.59%	$7.95
Legacy Class A Shares	$1,000.00	$1,019.89	0.99%	$4.96
Legacy Class B Shares	$1,000.00	$1,017.90	1.39%	$6.95
Institutional Shares	$1,000.00	$1,021.12	0.74%	$3.71
Class R-1 Shares	$1,000.00	$1,018.30	1.31%	$6.56
Class R-2 Shares	$1,000.00	$1,019.29	1.11%	$5.56
Class R-3 Shares	$1,000.00	$1,020.78	0.81%	$4.06

State Farm Bond Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$1,050.09	0.68%	$3.46
Class B Shares	$1,000.00	$1,048.98	1.08%	$5.49
Legacy Class A Shares	$1,000.00	$1,050.08	0.68%	$3.46
Legacy Class B Shares	$1,000.00	$1,048.94	1.08%	$5.49
Institutional Shares	$1,000.00	$1,052.36	0.43%	$2.19
Class R-1 Shares	$1,000.00	$1,048.44	1.00%	$5.08
Class R-2 Shares	$1,000.00	$1,049.51	0.80%	$4.07
Class R-3 Shares	$1,000.00	$1,051.97	0.50%	$2.54
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.42	0.68%	$3.41
Class B Shares	$1,000.00	$1,019.44	1.08%	$5.41
Legacy Class A Shares	$1,000.00	$1,021.42	0.68%	$3.41
Legacy Class B Shares	$1,000.00	$1,019.44	1.08%	$5.41
Institutional Shares	$1,000.00	$1,022.66	0.43%	$2.16
Class R-1 Shares	$1,000.00	$1,019.84	1.00%	$5.01
Class R-2 Shares	$1,000.00	$1,020.83	0.80%	$4.01
Class R-3 Shares	$1,000.00	$1,022.32	0.50%	$2.51

State Farm Tax Advantaged Bond Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$1,023.74	0.68%	$3.41
Class B Shares	$1,000.00	$1,020.82	1.08%	$5.41
Legacy Class A Shares	$1,000.00	$1,023.76	0.68%	$3.41
Legacy Class B Shares	$1,000.00	$1,021.74	1.08%	$5.41
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,021.42	0.68%	$3.41
Class B Shares	$1,000.00	$1,019.44	1.08%	$5.41
Legacy Class A Shares	$1,000.00	$1,021.42	0.68%	$3.41
Legacy Class B Shares	$1,000.00	$1,019.44	1.08%	$5.41

State Farm Money Market Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class B Shares	$1,000.00	$1,000.00	0.14%	$0.69
Legacy Class A Shares	$1,000.00	$1,000.00	0.14%	$0.69
Legacy Class B Shares	$1,000.00	$1,000.00	0.14%	$0.69
Institutional Shares	$1,000.00	$1,000.00	0.14%	$0.69
Class R-1 Shares	$1,000.00	$1,000.00	0.14%	$0.69
Class R-2 Shares	$1,000.00	$1,000.00	0.15%	$0.74
Class R-3 Shares	$1,000.00	$1,000.00	0.15%	$0.74
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class B Shares	$1,000.00	$1,024.10	0.14%	$0.70
Legacy Class A Shares	$1,000.00	$1,024.10	0.14%	$0.70
Legacy Class B Shares	$1,000.00	$1,024.10	0.14%	$0.70
Institutional Shares	$1,000.00	$1,024.10	0.14%	$0.70
Class R-1 Shares	$1,000.00	$1,024.10	0.14%	$0.70
Class R-2 Shares	$1,000.00	$1,024.05	0.15%	$0.75
Class R-3 Shares	$1,000.00	$1,024.05	0.15%	$0.75

State Farm LifePath Retirement Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$994.14	1.16%	$5.74
Class B Shares	$1,000.00	$990.71	1.86%	$9.18
Legacy Class A Shares	$1,000.00	$994.06	1.16%	$5.74
Legacy Class B Shares	$1,000.00	$992.11	1.56%	$7.71
Institutional Shares	$1,000.00	$995.41	0.91%	$4.50
Class R-1 Shares	$1,000.00	$992.05	1.48%	$7.31
Class R-2 Shares	$1,000.00	$993.72	1.28%	$6.33
Class R-3 Shares	$1,000.00	$994.96	0.98%	$4.85
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Class B Shares	$1,000.00	$1,015.57	1.86%	$9.30
Legacy Class A Shares	$1,000.00	$1,019.04	1.16%	$5.81
Legacy Class B Shares	$1,000.00	$1,017.06	1.56%	$7.80
Institutional Shares	$1,000.00	$1,020.28	0.91%	$4.56
Class R-1 Shares	$1,000.00	$1,017.46	1.48%	$7.40
Class R-2 Shares	$1,000.00	$1,018.45	1.28%	$6.41
Class R-3 Shares	$1,000.00	$1,019.93	0.98%	$4.91

State Farm LifePath 2020 Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$964.44	1.12%	$5.46
Class B Shares	$1,000.00	$961.70	1.82%	$8.85
Legacy Class A Shares	$1,000.00	$965.11	1.12%	$5.46
Legacy Class B Shares	$1,000.00	$962.52	1.52%	$7.40
Institutional Shares	$1,000.00	$966.13	0.87%	$4.24
Class R-1 Shares	$1,000.00	$963.40	1.44%	$7.01
Class R-2 Shares	$1,000.00	$964.32	1.24%	$6.04
Class R-3 Shares	$1,000.00	$965.17	0.94%	$4.58
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class B Shares	$1,000.00	$1,015.77	1.82%	$9.10
Legacy Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Legacy Class B Shares	$1,000.00	$1,017.26	1.52%	$7.60
Institutional Shares	$1,000.00	$1,020.48	0.87%	$4.36
Class R-1 Shares	$1,000.00	$1,017.65	1.44%	$7.20
Class R-2 Shares	$1,000.00	$1,018.65	1.24%	$6.21
Class R-3 Shares	$1,000.00	$1,020.13	0.94%	$4.71

State Farm LifePath 2030 Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$942.26	1.10%	$5.30
Class B Shares	$1,000.00	$939.55	1.80%	$8.66
Legacy Class A Shares	$1,000.00	$943.05	1.10%	$5.30
Legacy Class B Shares	$1,000.00	$941.13	1.50%	$7.22
Institutional Shares	$1,000.00	$944.12	0.85%	$4.10
Class R-1 Shares	$1,000.00	$941.08	1.42%	$6.83
Class R-2 Shares	$1,000.00	$942.16	1.22%	$5.87
Class R-3 Shares	$1,000.00	$943.24	0.92%	$4.43
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Legacy Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,017.75	1.42%	$7.10
Class R-2 Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class R-3 Shares	$1,000.00	$1,020.23	0.92%	$4.61

State Farm LifePath 2040 Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$924.67	1.10%	$5.25
Class B Shares	$1,000.00	$921.10	1.80%	$8.57
Legacy Class A Shares	$1,000.00	$924.73	1.10%	$5.25
Legacy Class B Shares	$1,000.00	$922.95	1.50%	$7.15
Institutional Shares	$1,000.00	$925.10	0.85%	$4.06
Class R-1 Shares	$1,000.00	$923.46	1.42%	$6.77
Class R-2 Shares	$1,000.00	$923.84	1.22%	$5.82
Class R-3 Shares	$1,000.00	$924.90	0.92%	$4.39
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class B Shares	$1,000.00	$1,015.87	1.80%	$9.00
Legacy Class A Shares	$1,000.00	$1,019.34	1.10%	$5.51
Legacy Class B Shares	$1,000.00	$1,017.36	1.50%	$7.50
Institutional Shares	$1,000.00	$1,020.58	0.85%	$4.26
Class R-1 Shares	$1,000.00	$1,017.75	1.42%	$7.10
Class R-2 Shares	$1,000.00	$1,018.74	1.22%	$6.11
Class R-3 Shares	$1,000.00	$1,020.23	0.92%	$4.61

State Farm LifePath 2050 Fund
	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Annualized Expense Ratio Based on the Period January 1, 2010 to June 30, 2010[2]	Expenses Paid During Period January 1, 2010 to June 30, 2010[1]
Actual
Class A Shares	$1,000.00	$909.51	1.12%	$5.30
Class R-1 Shares	$1,000.00	$908.56	1.44%	$6.81
Class R-2 Shares	$1,000.00	$908.67	1.23%	$5.82
Hypothetical (5% return before expenses)
Class A Shares	$1,000.00	$1,019.24	1.12%	$5.61
Class R-1 Shares	$1,000.00	$1,017.65	1.44%	$7.20
Class R-2 Shares	$1,000.00	$1,018.70	1.23%	$6.16

[1]	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

[2]	Ratio reflects the expenses of both the Fund and its corresponding Master Portfolio.

[3]

Ratio also reflects 60% of the State Farm Equity Fund Institutional Shares expenses plus 40% of the State Farm Bond Fund Institutional Shares expenses. The State Farm Equity and Bond Fund targets a 60%/40% investment ratio between the State Farm Equity Fund and the State Farm Bond Fund. The ratio may vary slightly from 60%/40% throughout the year.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Mutual Fund Trust (“Mutual Fund Trust”) held on June 18, 2010, all of the Trustees present, including those Trustees present who were not interested persons of Mutual Fund Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Mutual Fund Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Westwood Management Corp. (“Westwood”) with respect to the State Farm Equity Fund (the “Equity Fund”), (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Trust Investments, N.A. (“Northern Trust Investments”) with respect to the State Farm Small Cap Index Fund (the “Small Cap Index Fund”) and the State Farm International Index Fund (the “International Index Fund”), (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the State Farm International Equity Fund (the “International Equity Fund”), (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) and the Equity Fund, (vii) approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Mutual Fund Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for five of Mutual Fund Trust’s fifteen separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The five sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Small Cap Index Fund	Northern Trust Investments
International Index Fund	Northern Trust Investments

Prior to the June 18, 2010 meeting, independent legal counsel to the Independent Trustees had sent to Westwood, Northern Trust Investments, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and to SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Sub-Advisory Agreements and the Advisory Agreement. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year. SFIMC subsequently provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 18th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Mutual Fund Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Mutual Fund Trust reviewed these materials at meetings held on March 12, 2010, and May 24, 2010, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information (as noted above). The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, including the appropriate Morningstar Category Average composite index, which includes all open-end funds within that category as assigned by Morningstar, Inc., without exclusions.

The Board considered that the performance of the S&P 500 Index Fund, the Small Cap Index Fund and the International Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses. The Board concluded that the performance of those three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Equity Fund, Small/Mid Cap Equity Fund and the International Equity Fund, including as compared to applicable benchmarks. SFIMC management explained to the Board that the Equity Fund and Small/Mid Cap Equity Fund’s relative performance lagged in the last year because the market environment during that period generally rewarded investors in low-quality, high-risk securities, an investment strategy not generally followed by these Funds. However, the Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund, the Money Market Fund, the Equity and Bond Fund and the Tax Advantaged Bond Fund. The Strategic Insight Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (collectively the “LifePath Funds”) for the one-, three- and five- year periods ended March 31, 2010. The Board considered each LifePath Fund’s performance compared to a benchmark and a custom blended benchmark. After extensively reviewing all the performance information over the periods reviewed, the Board concluded that the LifePath Funds’ performance over the periods reviewed was acceptable.

Fees and Expenses

The Board also examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC and State Farm VP Management Corp., distributor of the Fund’s shares, have continued waiving fees each is entitled to receive from that Fund. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the funds of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

The Board examined the fee structure of the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees are reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Mutual Fund Trust. Finally, the Board considered the view of Mutual Fund Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a mutual fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As a Fund within Mutual Fund Trust grow, the Fund’s fixed costs will be spread over a larger asset base, so the Fund’s fee levels will reflect economies of scale for the benefit of the Fund. The Board discussed the fact that the advisory fees payable by Mutual Fund Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size. Economies of scale for the benefit of Fund shareholders was not a significant factor in the Board’s decision to approve continuation of the Advisory Agreement or the Sub-Advisory Agreements.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Mutual Fund Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2011, and

•	Continuation of each Existing Sub-Advisory Agreement through June 30, 2011.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.57%)
Consumer Discretionary (16.06%)
Advance Auto Parts Inc.	22,500	$1,129,050
Amazon.com Inc. (a)	9,100	994,266
Apollo Group Inc. Class A (a)	10,300	437,441
Coach Inc.	29,100	1,063,605
Comcast Corp. Class A	143,200	2,487,384
DIRECTV Class A (a)	59,000	2,001,280
Dollar Tree Inc. (a)	33,750	1,405,012
Expedia Inc.	65,700	1,233,846
Family Dollar Stores Inc.	33,200	1,251,308
GAP Inc., The	102,900	2,002,434
Hasbro Inc.	64,600	2,655,060
ITT Educational Services Inc. (a)	9,800	813,596
McDonald’s Corp.	29,800	1,962,926
Netflix Inc. (a)	7,900	858,335
NIKE Inc. Class B	45,700	3,087,035
Ross Stores Inc.	32,600	1,737,254
Starbucks Corp.	47,600	1,156,680
TJX Companies Inc.	81,300	3,410,535
TRW Automotive Holdings Corp. (a)	92,200	2,541,954
VF Corp.	15,100	1,074,818
Walt Disney Co., The	47,800	1,505,700

		34,809,519

Consumer Staples (7.73%)
Brown-Forman Corp. Class B	21,000	1,201,830
Coca-Cola Co., The	18,700	937,244
CVS Caremark Corp.	75,200	2,204,864
Estee Lauder Companies Inc. Class A, The	48,700	2,714,051
General Mills Inc.	32,000	1,136,640
Green Mountain Coffee Roasters Inc. (a)	49,500	1,272,150
PepsiCo Inc.	15,600	950,820
Philip Morris International Inc.	32,100	1,471,464
Procter & Gamble Co., The	18,000	1,079,640
Sysco Corp.	46,000	1,314,220
Walgreen Co.	48,900	1,305,630
Wal-Mart Stores Inc.	24,000	1,153,680

		16,742,233

Energy (8.89%)
Anadarko Petroleum Corp.	38,400	1,385,856
Apache Corp.	23,900	2,012,141
Cameron International Corp. (a)	30,900	1,004,868
Chevron Corp.	48,200	3,270,852
Devon Energy Corp.	9,500	578,740
Diamond Offshore Drilling Inc.	18,900	1,175,391
Exxon Mobil Corp.	66,900	3,817,983
National-Oilwell Varco Inc.	37,700	1,246,739
Occidental Petroleum Corp.	30,100	2,322,215
Southwestern Energy Co. (a)	40,700	1,572,648
Transocean Ltd. (a)	19,000	880,270

		19,267,703

Financials (12.27%)
ACE Ltd.	49,800	2,563,704

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Aflac Inc.	24,700	$1,053,949
Ameriprise Financial Inc.	35,100	1,268,163
Aon Corp.	25,200	935,424
Bank of America Corp.	219,300	3,151,341
Franklin Resources Inc.	35,700	3,076,983
Hudson City Bancorp Inc.	131,500	1,609,560
JPMorgan Chase & Co.	90,300	3,305,883
MetLife Inc.	72,800	2,748,928
Principal Financial Group Inc.	44,400	1,040,736
Travelers Companies Inc., The	53,700	2,644,725
Wells Fargo & Co.	125,100	3,202,560

		26,601,956

Health Care (14.00%)
Allergan Inc.	20,100	1,171,026
AmerisourceBergen Corp.	42,000	1,333,500
Baxter International Inc.	15,300	621,792
Biogen Idec Inc. (a)	26,300	1,247,935
Bristol-Myers Squibb Co.	142,164	3,545,570
Covidien PLC	27,900	1,121,022
CR Bard Inc.	14,900	1,155,197
Express Scripts Inc. (a)	35,600	1,673,912
Gilead Sciences Inc. (a)	34,200	1,172,376
Intuitive Surgical Inc. (a)	6,600	2,083,092
Johnson & Johnson	68,600	4,051,516
Life Technologies Corp. (a)	22,800	1,077,300
Medtronic Inc.	29,900	1,084,473
Merck & Co. Inc.	46,400	1,622,608
Mylan Inc. (a)	62,400	1,063,296
Pfizer Inc.	188,600	2,689,436
Quest Diagnostics Inc.	23,000	1,144,710
Teva Pharmaceutical Industries Ltd. Sponsored ADR	26,200	1,362,138
Varian Medical Systems Inc. (a)	21,500	1,124,020

		30,344,919

Industrials (12.54%)
3M Co.	11,700	924,183
Boeing Co., The	21,400	1,342,850
CH Robinson Worldwide Inc.	16,700	929,522
CSX Corp.	18,000	893,340
Cummins Inc.	37,500	2,442,375
Deere & Co.	51,600	2,873,088
FedEx Corp.	18,200	1,276,002
General Electric Co.	204,700	2,951,774
Honeywell International Inc.	72,300	2,821,869
ITT Corp.	27,200	1,221,824
Lockheed Martin Corp.	14,600	1,087,700
Northrop Grumman Corp.	19,000	1,034,360
Raytheon Co.	49,600	2,400,144
Union Pacific Corp.	55,000	3,823,050
WW Grainger Inc.	11,700	1,163,565

		27,185,646

20	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (20.31%)
Amphenol Corp. Class A	24,400	$958,432
Apple Inc. (a)	13,400	3,370,502
Arrow Electronics Inc. (a)	41,600	929,760
Cisco Systems Inc. (a)	146,400	3,119,784
Cognizant Technology Solutions Corp. Class A (a)	33,100	1,656,986
Corning Inc.	126,400	2,041,360
eBay Inc. (a)	60,100	1,178,561
EMC Corp. (a)	82,700	1,513,410
Equinix Inc. (a)	23,300	1,892,426
First Solar Inc. (a)	10,000	1,138,300
Google Inc. Class A (a)	4,500	2,002,275
Hewlett-Packard Co.	27,200	1,177,216
Intel Corp.	129,800	2,524,610
International Business Machines Corp.	37,400	4,618,152
Juniper Networks Inc. (a)	48,700	1,111,334
MasterCard Inc. Class A	8,800	1,755,864
Micron Technology Inc. (a)	265,600	2,254,944
Microsoft Corp.	113,800	2,618,538
Oracle Corp.	59,200	1,270,432
Seagate Technology (a)	118,100	1,540,024
Visa Inc. Class A	15,000	1,061,250
Western Digital Corp. (a)	109,600	3,305,536
Xerox Corp.	121,900	980,076

		44,019,772

Materials (3.12%)
E.I. du Pont de Nemours & Co.	65,100	2,251,809
Lubrizol Corp., The	15,700	1,260,867
Nucor Corp.	34,700	1,328,316
Potash Corporation of Saskatchewan Inc.	10,100	871,024
Sherwin-Williams Co., The	15,000	1,037,850

		6,749,866

Telecommunication Services (1.30%)
AT&T Inc.	116,600	2,820,554

		2,820,554

Utilities (2.35%)
Dominion Resources Inc.	74,700	2,893,878
EQT Corp.	60,800	2,197,312

		5,091,190

Total Common Stocks
(cost $211,950,415)		213,633,358

	Shares	Value
Short-term Investments (1.66%)
JPMorgan U.S. Government Money Market Fund	3,596,782	$3,596,782

Total Short-term Investments
(cost $3,596,782)		3,596,782

TOTAL INVESTMENTS (100.23%)
(cost $215,547,197)		217,230,140
LIABILITIES, NET OF OTHER ASSETS (-0.23%)		(501,789)

NET ASSETS (100.00%)		$216,728,351

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.	21

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.16%)
Consumer Discretionary (17.45%)
American Greetings Corp. Class A	53,000	$994,280
Bally Technologies Inc. (a)	12,380	400,988
Big Lots Inc. (a)	22,660	727,159
BorgWarner Inc. (a)	26,010	971,213
Chipotle Mexican Grill Inc. (a)	3,940	539,031
Cinemark Holdings Inc.	102,200	1,343,930
Coach Inc.	7,050	257,678
Darden Restaurants Inc.	12,420	482,517
DeVry Inc.	11,400	598,386
Discovery Communications Inc. Class A (a)	25,800	921,318
Dollar Tree Inc. (a)	7,965	331,583
Fossil Inc. (a)	7,600	263,720
Gannett Co. Inc.	37,280	501,789
Guess? Inc.	8,920	278,661
Jarden Corp.	20,190	542,505
Jo-Ann Stores Inc. (a)	39,000	1,462,890
Joe’s Jeans Inc. (a)	120,613	238,814
Kohl’s Corp. (a)	6,420	304,950
La-Z-Boy Inc. (a)	109,200	811,356
Libbey Inc. (a)	56,800	737,264
LKQ Corp. (a)	15,182	292,709
MarineMax Inc. (a)	66,500	461,510
Marriott International Inc. Class A	31,000	928,140
Nordstrom Inc.	14,120	454,523
Pier 1 Imports Inc. (a)	145,200	930,732
Priceline.com Inc. (a)	2,690	474,893
Saga Communications Inc. Class A (a)	42,025	1,003,557
Select Comfort Corp. (a)	165,800	1,450,750
Tiffany & Co.	16,490	625,136
Tractor Supply Co.	6,020	367,039
UniFirst Corp.	15,600	686,712
Urban Outfitters Inc. (a)	12,775	439,332
Valassis Communications Inc. (a)	38,300	1,214,876
Warnaco Group Inc., The (a)	9,720	351,281
West Marine Inc. (a)	68,124	741,189

		23,132,411

Consumer Staples (2.90%)
Avon Products Inc.	11,550	306,075
Church & Dwight Co. Inc.	10,265	643,718
Estee Lauder Companies Inc. Class A, The	5,730	319,333
General Mills Inc.	9,250	328,560
J.M. Smucker Co., The	15,970	961,713
Schiff Nutrition International Inc.	85,800	610,896
Seneca Foods Corp. Class A (a)	21,000	677,460

		3,847,755

Energy (6.28%)
Callon Petroleum Co. (a)	137,300	864,990
Concho Resources Inc. (a)	15,135	837,420
Crosstex Energy Inc. (a)	114,400	733,304
Dresser-Rand Group Inc. (a)	24,640	777,392
Forest Oil Corp. (a)	21,440	586,598

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Gulfport Energy Corp. (a)	80,400	$953,544
Halliburton Co.	8,460	207,693
Petrohawk Energy Corp. (a)	8,410	142,718
Rosetta Resources Inc. (a)	27,192	538,674
Unit Corp. (a)	11,780	478,150
Vanguard Natural Resources LLC	49,700	1,038,730
Whiting Petroleum Corp. (a)	14,790	1,159,832

		8,319,045

Financials (21.57%)
Affiliated Managers Group Inc. (a)	14,330	870,834
Alliance Financial Corp.	22,300	619,940
American Physicians Capital Inc.	27,466	847,326
Ameriprise Financial Inc.	30,230	1,092,210
AmTrust Financial Services Inc.	46,100	555,044
Annaly Capital Management Inc.	26,630	456,704
Beneficial Mutual Bancorp Inc. (a)	85,200	841,776
BioMed Realty Trust Inc.	44,000	707,960
BofI Holding Inc. (a)	54,900	775,188
Cardinal Financial Corp.	67,700	625,548
Comerica Inc.	21,180	780,059
Commerce Bancshares Inc.	15,496	557,701
Danvers Bancorp Inc.	52,000	751,400
Digital Realty Trust Inc.	23,245	1,340,772
Employers Holdings Inc.	49,700	732,081
ESSA Bancorp Inc.	54,000	664,740
EZCORP Inc. Class A (a)	21,750	403,462
First Niagara Financial Group Inc.	44,210	553,951
Franklin Resources Inc.	8,770	755,886
Harleysville Group Inc.	18,004	558,664
Horace Mann Educators Corp.	47,500	726,750
Infinity Property & Casualty Corp.	13,600	628,048
IntercontinentalExchange Inc. (a)	3,200	361,696
Jones Lang LaSalle Inc.	6,630	435,193
Meadowbrook Insurance Group Inc.	74,700	644,661
MSCI Inc. Class A (a)	12,560	344,144
Nelnet Inc. Class A	45,400	875,312
One Liberty Properties Inc.	84,449	1,259,135
PNC Financial Services Group Inc.	11,600	655,400
Raymond James Financial Inc.	10,210	252,085
SEI Investments Co.	27,470	559,289
Signature Bank (a)	16,260	618,043
Southside Bancshares Inc.	35,595	699,086
Southwest Bancorp Inc.	48,600	645,894
Stifel Financial Corp. (a)	4,460	193,519
T Rowe Price Group Inc.	19,190	851,844
United Financial Bancorp Inc.	47,800	652,470
United Fire & Casualty Co.	34,000	673,880
Unitrin Inc.	29,600	757,760
Weingarten Realty Investors	31,458	599,275
Winthrop Realty Trust	59,800	766,038
World Acceptance Corp. (a)	23,400	896,454

		28,587,222

22	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (8.91%)
Alexion Pharmaceuticals Inc. (a)	6,455	$330,431
Allscripts-Misys Healthcare Solutions Inc. (a)	36,780	592,158
AmerisourceBergen Corp.	14,250	452,438
BioScrip Inc. (a)	25,900	135,716
Celgene Corp. (a)	9,740	494,987
Community Health Systems Inc. (a)	11,400	385,434
Emergency Medical Services Corp. Class A (a)	9,430	462,353
Gentiva Health Services Inc. (a)	17,900	483,479
Healthspring Inc. (a)	95,991	1,488,820
Hi-Tech Pharmacal Co. Inc. (a)	24,600	563,586
Invacare Corp.	25,700	533,018
Inverness Medical Innovations Inc. (a)	15,270	407,098
Life Technologies Corp. (a)	8,390	396,428
Medicis Pharmaceutical Corp. Class A	37,700	824,876
MEDNAX Inc. (a)	9,050	503,270
Mylan Inc. (a)	29,440	501,658
Par Pharmaceutical Companies Inc. (a)	34,500	895,620
Perrigo Co.	5,940	350,876
QIAGEN NV (a)	22,520	432,834
ResMed Inc. (a)	5,510	335,063
Shire PLC ADR	10,280	630,986
SXC Health Solutions Corp. (a)	2,420	177,265
United Therapeutics Corp. (a)	8,950	436,850

		11,815,244

Industrials (13.14%)
AMETEK Inc.	16,600	666,490
BE Aerospace Inc. (a)	10,370	263,709
Briggs & Stratton Corp.	31,300	532,726
Bucyrus International Inc.	15,470	734,052
Ceradyne Inc. (a)	33,900	724,443
Chicago Bridge & Iron Co. N.V. NY Reg. Shares (a)	47,370	891,030
Commercial Vehicle Group Inc. (a)	61,200	624,852
Continental Airlines Inc. Class B (a)	38,740	852,280
CSX Corp.	10,480	520,122
Cummins Inc.	16,440	1,070,737
Expeditors International of Washington Inc.	14,255	491,940
Insteel Industries Inc.	59,300	689,066
International Shipholding Corp.	19,544	432,509
Kansas City Southern (a)	24,010	872,764
Kennametal Inc.	28,490	724,501
M & F Worldwide Corp. (a)	33,700	913,270
MSC Industrial Direct Company Inc. Class A	16,280	824,745
Mueller Industries Inc.	26,600	654,360
Nordson Corp.	5,220	292,738
Polypore International Inc. (a)	34,900	793,626
Precision Castparts Corp.	6,415	660,232
Quanex Building Products Corp.	41,100	710,619
Rockwell Collins Inc.	11,910	632,778
UAL Corp. (a)	34,100	701,096
US Airways Group Inc. (a)	80,500	693,105

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Woodward Governor Co.	17,500	$446,775

		17,414,565

Information Technology (15.41%)
Acxiom Corp. (a)	32,600	478,894
Agilysys Inc.	93,300	624,177
Alliance Data Systems Corp. (a)	13,670	813,638
Amphenol Corp. Class A	10,235	402,031
ANSYS Inc. (a)	11,895	482,580
Atheros Communications (a)	7,250	199,665
Broadcom Corp. Class A	19,240	634,343
Brocade Communications Systems Inc. (a)	49,500	255,420
Check Point Software Technologies Ltd. (a)	16,310	480,819
Citrix Systems Inc. (a)	11,860	500,848
Cognizant Technology Solutions Corp. Class A (a)	7,955	398,227
F5 Networks Inc. (a)	8,725	598,273
GSI Technology Inc. (a)	50,681	289,895
Hewitt Associates Inc. Class A (a)	18,400	634,064
InfoSpace Inc. (a)	34,300	257,936
Integrated Silicon Solution Inc. (a)	121,100	913,094
JDS Uniphase Corp. (a)	66,000	649,440
Juniper Networks Inc. (a)	18,140	413,955
Lattice Semiconductor Corp. (a)	139,700	606,298
Marchex Inc. Class B	128,800	495,880
Marvell Technology Group Ltd. (a)	43,115	679,492
Mercury Computer Systems Inc. (a)	57,400	673,302
MICROS Systems Inc. (a)	19,570	623,696
NetApp Inc. (a)	12,665	472,531
Nuance Communications Inc. (a)	41,640	622,518
Power-One Inc. (a)	96,300	650,025
Red Hat Inc. (a)	14,430	417,604
Richardson Electronics Ltd.	106,300	956,700
Sanmina-SCI Corp. (a)	102,200	1,390,942
Silicon Laboratories Inc. (a)	7,110	288,382
Super Micro Computer Inc. (a)	42,300	571,050
Teradata Corp. (a)	16,270	495,910
Teradyne Inc. (a)	37,400	364,650
Trimble Navigation Ltd. (a)	11,480	321,440
Unisys Corp. (a)	41,600	769,184
UTStarcom Inc. (a)	200,800	369,472
Wave Systems Corp. Class A (a)	191,900	621,756

		20,418,131

Materials (5.35%)
Albemarle Corp.	19,130	759,652
Cliffs Natural Resources Inc.	11,450	539,982
Greif Inc.	12,110	672,589
P. H. Glatfelter Co.	50,100	543,585
PolyOne Corp. (a)	81,900	689,598
Scotts Miracle-Gro Co. Class A, The	7,540	334,851
Stepan Co.	10,100	691,143
Temple-Inland Inc.	12,660	261,682

See accompanying notes to financial statements.	23

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
US Gold Corp. (a)	108,700	$544,587
Valspar Corp.	16,680	502,402
Walter Energy Inc.	14,620	889,627
Yamana Gold Inc.	63,640	655,492

		7,085,190

Telecommunication Services (2.67%)
American Tower Corp. Class A (a)	15,675	697,538
SBA Communications Corp. Class A (a)	16,730	568,987
Vonage Holdings Corp. (a)	985,800	2,267,340

		3,533,865

Utilities (4.48%)
AES Corp., The (a)	108,010	998,012
American States Water Co.	20,600	682,684
Aqua America Inc.	37,070	655,398
Cleco Corp.	41,100	1,085,451
ITC Holdings Corp.	16,850	891,534
Nicor Inc.	8,500	344,250
NorthWestern Corp.	25,700	673,340
Wisconsin Energy Corp.	8,280	420,127
Xcel Energy Inc.	8,920	183,841

		5,934,637

Total Common Stocks
(cost $121,413,050)		130,088,065

Registered Investment Companies (0.86%)
Financials (0.86%)
BlackRock Kelso Capital Corp.	68,700	678,069
Prospect Capital Corp.	43,200	416,880
Triangle Capital Corp.	2,900	41,238

		1,136,187

Total Registered Investment Companies
(cost $1,203,904)		1,136,187

Short-term Investments (1.11%)
JPMorgan U.S. Government Money Market Fund	1,474,708	1,474,708

Total Short-term Investments
(cost $1,474,708)		1,474,708

TOTAL INVESTMENTS (100.13%)
(cost $124,091,662)		132,698,960
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(174,927)

NET ASSETS (100.00%)		$132,524,033

(a)	Non-income producing security.

ADR - American Depository Receipt

24	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (a) (92.07%)
Argentina (0.22%)
MercadoLibre Inc. (b)	4,000	$210,200

Australia (0.86%)
BHP Billiton PLC	30,977	803,189

Austria (0.63%)
Erste Group Bank AG	18,590	589,828

Belgium (2.18%)
Anheuser-Busch InBev NV	42,205	2,029,268

Brazil (4.52%)
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,400	274,545
Gafisa SA	38,400	229,762
Itau Unibanco Holding SA ADR	49,575	892,846
OGX Petroleo e Gas Participacoes SA (b)	126,600	1,172,716
PDG Realty SA Empreendimentos e Participacoes	99,000	835,878
Redecard SA	10,355	146,289
Vale SA Sponsored ADR	27,200	662,320

		4,214,356

Canada (2.32%)
Cameco Corp.	19,200	408,576
Canadian National Railway Co.	16,557	950,041
Research In Motion Ltd. (b)	9,732	479,398
Teck Resources Ltd. Class B	10,988	324,928

		2,162,943

China (4.18%)
Baidu Inc. Sponsored ADR (b)	7,010	477,241
China Life Insurance Co. Ltd. H	139,000	607,879
China Mobile Ltd.	53,500	531,675
China Pacific Insurance (Group) Company Ltd. H	24,200	95,746
China Petroleum and Chemical Corp. (Sinopec) H	738,000	595,292
Ctrip.com International Ltd. ADR (b)	12,400	465,744
PetroChina Company Ltd. H	245,000	270,368
Ping An Insurance (Group) Company of China Ltd. (c)	57,500	475,173
Tencent Holdings Ltd.	23,100	382,703

		3,901,821

Denmark (3.44%)
A P Moller-Maersk A/S Class B	71	559,183
Novo Nordisk A/S Class B	28,057	2,266,801
Novozymes A/S B Shares	3,564	380,296

		3,206,280

France (11.71%)
Accor SA (b)	27,864	1,289,971
AXA SA	94,271	1,440,186
BNP Paribas	25,053	1,347,870

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie de Saint-Gobain	13,123	$489,022
DANONE SA	8,537	457,670
JC Decaux SA (b)	19,000	442,692
L’Oreal SA	6,400	626,624
Pernod Ricard SA	17,257	1,338,541
Publicis Groupe	16,985	677,527
Schneider Electric SA	16,629	1,679,528
Total SA	8,125	362,690
Unibail-Rodamco SE	1,000	162,982
Veolia Environnement	25,769	605,390

		10,920,693

Germany (8.22%)
Adidas AG	13,546	655,828
Allianz SE Reg.	5,215	516,146
BASF SE	26,075	1,424,746
Daimler AG Registered Shares (b)	23,549	1,191,237
Infineon Technologies AG (b)	86,702	502,647
Linde AG	9,900	1,040,982
Metro AG	17,700	903,080
Siemens AG Reg.	10,913	976,055
ThyssenKrupp AG	18,312	451,265

		7,661,986

Hong Kong (3.52%)
Alibaba.com Ltd.	99,000	195,338
Cheung Kong Holdings Ltd.	69,000	796,313
CNOOC Ltd.	339,000	576,191
Hang Lung Properties Ltd.	111,000	424,569
Li & Fung Ltd.	234,000	1,049,889
Noble Group Ltd.	200,909	242,835

		3,285,135

India (1.38%)
ICICI Bank Ltd. Sponsored ADR	21,923	792,297
Reliance Industries Ltd. Sponsored GDR (London) (d)	10,600	490,459

		1,282,756

Ireland (0.67%)
Covidien PLC	11,700	470,106
CRH PLC	7,421	152,896

		623,002

Israel (1.56%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	27,944	1,452,809

Italy (0.56%)
Eni SpA	28,500	523,147

Japan (8.46%)
Canon Inc.	26,300	980,186
Daikin Industries Ltd.	7,200	219,530
FamilyMart Co. Ltd.	18,000	594,413

See accompanying notes to financial statements.	25

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Fanuc Ltd.	11,200	$1,264,732
Honda Motor Co. Ltd.	16,300	478,777
Japan Tobacco Inc.	238	740,440
Marubeni Corp.	181,000	927,878
Mizuho Financial Group Inc.	350,200	574,612
Nintendo Co. Ltd.	2,400	704,662
Panasonic Corp.	35,300	440,786
SUMCO Corp. (b)	16,700	276,787
Tokyo Electric Power Company Inc., The	20,300	552,230
Yahoo! Japan Corp.	349	139,103

		7,894,136

Luxembourg (0.77%)
Millicom International Cellular S.A.	8,900	721,523

Malaysia (1.42%)
Genting Berhad	284,800	622,973
Sime Darby Berhad	283,700	697,841

		1,320,814

Netherlands (0.74%)
Royal Dutch Shell PLC Class A	27,328	686,962

Norway (0.61%)
Statoil ASA	29,350	565,422

Singapore (3.02%)
Capitaland Ltd.	269,500	687,209
DBS Group Holdings Ltd.	91,824	891,141
Keppel Corp. Ltd.	103,000	621,868
K-Green Trust (b)	20,600	15,458
United Overseas Bank Ltd.	42,981	597,946

		2,813,622

South Africa (0.61%)
AngloGold Ashanti Ltd. Sponsored ADR	13,200	569,976

Spain (3.52%)
Banco Bilbao Vizcaya Argentaria SA	71,949	741,285
Banco Santander SA (Madrid)	50,865	533,379
Industria de Diseno Textil SA	25,023	1,426,845
Telefonica SA	31,305	579,915

		3,281,424

Sweden (3.58%)
Assa Abloy AB Class B	10,883	217,529
Atlas Copco AB Class A	60,000	877,240
Investor AB B Shares	26,200	423,818
Sandvik AB	58,818	717,458
Telefonaktiebolaget LM Ericsson B Shares	62,912	697,833

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Volvo AB B Shares (b)	37,000	$409,175

		3,343,053

Switzerland (9.81%)
ABB Ltd. Reg. (b)	39,745	691,984
Compagnie Financiere Richemont SA Class A	20,916	730,225
Credit Suisse Group AG Reg.	12,111	455,340
Holcim Ltd. Reg.	11,898	796,473
Lonza Group AG Reg.	4,697	312,723
Nestle SA	43,908	2,117,193
Roche Holding AG	6,067	835,072
Swatch Group AG, The	3,188	899,095
Syngenta AG Reg.	6,269	1,448,240
UBS AG Reg. (b)	52,133	690,648
Zurich Financial Services AG	770	169,718

		9,146,711

Taiwan (1.55%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	148,611	1,450,443

United Kingdom (12.01%)
Anglo American PLC (b)	17,431	607,386
AstraZeneca PLC	5,664	267,034
Autonomy Corp. PLC (b)	24,770	675,190
Barclays PLC	110,759	442,095
BG Group PLC	48,700	724,308
British American Tobacco PLC	28,464	903,328
Compass Group PLC	91,876	698,945
Diageo PLC	52,535	825,215
HSBC Holdings PLC	98,736	902,022
Imperial Tobacco Group PLC	26,776	748,140
Reckitt Benckiser Group PLC	10,824	503,471
Rolls-Royce Group PLC (b)	82,792	691,047
Standard Chartered PLC	77,068	1,876,638
Tesco PLC	101,052	570,076
Xstrata PLC	58,405	764,794

		11,199,689

Total Common Stocks
(cost $83,950,702)		85,861,188

Preferred Stocks (a) (4.06%)
Brazil (4.06%)
Banco Bradesco SA Pfd.	63,860	994,518
Net Servicos de Comunicacao SA (b)	10,700	100,776
Petroleo Brasileiro SA Pfd.	90,900	1,352,673
Suzano Papel e Celulose SA	78,875	664,648

26	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Preferred Stocks (Cont.)
Brazil (Cont.)
Vale SA Pfd. Class A	32,000	$672,086

		3,784,701

Total Preferred Stocks
(cost $4,802,577)		3,784,701

	Principal amount	Value
Repurchase Agreement (3.92%)
State Street Bank & Trust Repurchase Agreement, (e) 0.000%, agreement date 06/30/2010, to be repurchased at $3,653,855 on 07/01/2010	$3,653,855	$3,653,855

Total Repurchase Agreement
(cost $3,653,855)		3,653,855

TOTAL INVESTMENTS (100.05%)
(cost $92,407,134)		93,299,744
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.05%)		(42,678)

NET ASSETS (100.00%)		$93,257,066

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.

(e)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of November 25, 2039 and a market value of $3,730,529 as of June 30, 2010.

ADR - American Depository Receipt

GDR - Government Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$25,846,204	27.70
United States Dollar	14,147,834	15.16
British Pound	12,002,878	12.86
Swiss Franc	9,146,711	9.80
Japanese Yen	7,894,136	8.46
Brazilian Real	6,443,891	6.91
Hong Kong Dollar	6,001,136	6.43
Swedish Krona	3,343,053	3.58
Danish Krone	3,206,280	3.44
Singapore Dollar	3,056,457	3.28
Malaysian Ringgit	1,320,814	1.42
Norwegian Krone	565,422	0.61
Canadian Dollar	324,928	0.35

Total Investments	$93,299,744	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$18,122,204	19.43
Consumer Discretionary	12,511,495	13.42
Consumer Staples	12,357,459	13.25
Industrials	12,248,404	13.13
Materials	10,764,225	11.54
Energy	7,728,804	8.29
Information Technology	7,318,020	7.85
Health Care	5,604,545	6.01
Telecommunication Services	1,833,113	1.97
Utilities	1,157,620	1.24

Total Stocks	89,645,889	96.13
Repurchase Agreement	3,653,855	3.92
Liabilities, Net of Cash and Other Assets	(42,678)	(0.05)

Net Assets	$93,257,066	100.00%

See accompanying notes to financial statements.	27

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (98.58%)
Consumer Discretionary (13.73%)
1-800-FLOWERS.COM Inc. (a)	7,415	$15,270
99 Cents Only Stores (a)	11,978	177,274
AFC Enterprises Inc. (a)	6,541	59,523
AH Belo Corp. Class A (a)	4,520	30,013
Ambassadors Group Inc.	4,772	53,876
American Apparel Inc. (a)	8,200	15,006
American Axle & Manufacturing Holdings Inc. (a)	15,930	116,767
American Greetings Corp. Class A	10,100	189,476
American Public Education Inc. (a)	4,555	199,054
America’s Car-Mart Inc. (a)	2,600	58,838
Amerigon Inc. (a)	5,800	42,804
Ameristar Casinos Inc.	6,557	98,748
AnnTaylor Stores Corp. (a)	15,000	244,050
Arbitron Inc.	6,818	174,745
Arctic Cat Inc. (a)	3,069	27,959
Asbury Automotive Group Inc. (a)	6,752	71,166
Ascent Media Corp. Class A (a)	3,600	90,936
Audiovox Corp. (a)	4,204	30,899
Ballantyne Strong Inc. (a)	3,560	25,774
Barnes & Noble Inc.	9,637	124,317
Beazer Homes USA Inc. (a)	19,663	71,377
bebe stores inc.	8,800	56,320
Belo Corp. Class A (a)	22,900	130,301
Big 5 Sporting Goods Corp.	5,519	72,520
Biglari Holdings Inc. (a)	371	106,440
BJ’s Restaurants Inc. (a)	5,649	133,316
Blue Nile Inc. (a)	3,056	143,876
Bluegreen Corp. (a)	4,223	12,711
Blyth Inc.	1,536	52,332
Bob Evans Farms Inc.	7,845	193,144
Bon-Ton Stores Inc., The (a)	2,908	28,353
Books-A-Million Inc.	1,958	11,787
Borders Group Inc. (a)	12,500	16,625
Boyd Gaming Corp. (a)	13,553	115,065
Bridgepoint Education Inc. (a)	4,947	78,212
Brookfield Homes Corp. (a)	2,437	16,425
Brown Shoe Co. Inc.	10,605	160,984
Brunswick Corp.	22,600	280,918
Buckle Inc., The	6,549	212,319
Buffalo Wild Wings Inc. (a)	4,596	168,122
Build-A-Bear Workshop Inc. (a)	4,629	31,385
Cabela’s Inc. (a)	10,230	144,652
California Pizza Kitchen Inc. (a)	4,920	74,538
Callaway Golf Co.	16,414	99,141
Cambium Learning Group Inc. (a)	4,153	14,951
Capella Education Co. (a)	4,229	344,029
Caribou Coffee Company Inc. (a)	2,000	18,940
Carmike Cinemas Inc. (a)	3,000	18,180
Carrols Restaurant Group Inc. (a)	3,200	14,624
Carter’s Inc. (a)	14,989	393,461
Casual Male Retail Group Inc. (a)	10,474	35,821
Cato Corp. Class A	7,044	155,109
Cavco Industries Inc. (a)	1,642	57,766
CEC Entertainment Inc. (a)	5,406	190,616
Charming Shoppes Inc. (a)	29,581	110,929

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Cheesecake Factory Inc., The (a)	15,089	$335,881
Cherokee Inc.	1,861	31,823
Children’s Place Retail Stores Inc., The (a)	6,956	306,203
Christopher & Banks Corp.	9,242	57,208
Churchill Downs Inc.	2,845	93,316
Cinemark Holdings Inc.	14,200	186,730
Citi Trends Inc. (a)	3,800	125,172
CKE Restaurants Inc.	13,872	173,816
CKX Inc. (a)	14,800	73,852
Coinstar Inc. (a)	8,019	344,576
Coldwater Creek Inc. (a)	14,600	49,056
Collective Brands Inc. (a)	16,130	254,854
Columbia Sportswear Co.	2,948	137,583
Conn’s Inc. (a)	2,686	15,794
Cooper Tire & Rubber Co.	15,650	305,175
Core-Mark Holding Co. Inc. (a)	2,428	66,527
Corinthian Colleges Inc. (a)	22,116	217,843
CPI Corp.	1,400	31,388
Cracker Barrel Old Country Store Inc.	5,982	278,522
Crocs Inc. (a)	21,500	227,470
Crown Media Holdings Inc. (a)	2,762	4,861
CSS Industries Inc.	2,018	33,297
Culp Inc. (a)	2,229	24,430
Cumulus Media Inc. Class A (a)	5,389	14,389
Dana Holding Corp. (a)	35,184	351,840
Deckers Outdoor Corp. (a)	3,253	464,756
Delta Apparel Inc. (a)	1,518	22,163
Denny’s Corp. (a)	25,053	65,138
Destination Maternity Corp. (a)	1,100	27,830
Dex One Corp. (a)	12,518	237,842
Dillard’s Inc. Class A	11,472	246,648
DineEquity Inc. (a)	4,475	124,942
Domino’s Pizza Inc. (a)	9,417	106,412
Dorman Products Inc. (a)	2,800	56,924
Dress Barn Inc., The (a)	14,846	353,483
Drew Industries Inc. (a)	4,619	93,304
drugstore.com Inc. (a)	21,800	67,144
DSW Inc. (a)	3,666	82,338
E.W. Scripps Co Class A (a)	7,390	55,056
Eastman Kodak Co. (a)	67,918	294,764
Einstein Noah Restaurant Group Inc. (a)	1,400	15,106
Empire Resorts Inc. (a)	9,706	15,821
Entercom Communications Corp. Class A (a)	5,869	51,765
Entravision Communications Corp. Class A (a)	12,045	25,415
Ethan Allen Interiors Inc.	6,122	85,647
Exide Technologies (a)	18,900	98,280
Express Inc. (a)	3,962	64,858
Finish Line Inc. Class A, The	12,706	176,995
Fisher Communications Inc. (a)	1,596	26,877
Fred’s Inc. Class A	10,240	113,254
Fuel Systems Solutions Inc. (a)	3,454	89,631
Furniture Brands International Inc. (a)	10,564	55,144

28	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Gaiam Inc. Class A	4,100	$24,887
Gaylord Entertainment Co. (a)	8,714	192,492
Genesco Inc. (a)	5,732	150,809
G-III Apparel Group Ltd. (a)	3,771	86,318
Global Sources Ltd. (a)	6,164	48,326
Grand Canyon Education Inc. (a)	7,733	181,184
Gray Television Inc. (a)	12,015	28,956
Group 1 Automotive Inc. (a)	6,049	142,333
Gymboree Corp. (a)	7,265	310,288
Harte-Hanks Inc.	9,600	100,320
Haverty Furniture Companies Inc.	4,535	55,735
Hawk Corp. Class A (a)	1,400	35,630
Helen of Troy Ltd. (a)	7,479	164,987
hhgregg Inc. (a)	3,214	74,950
Hibbett Sports Inc. (a)	7,312	175,196
Hooker Furniture Corp.	2,603	27,748
Hot Topic Inc.	11,292	57,363
Hovnanian Enterprises Inc. (a)	12,924	47,560
HSN Inc. (a)	9,500	228,000
Iconix Brand Group Inc. (a)	18,016	258,890
Interval Leisure Group Inc. (a)	10,100	125,745
iRobot Corp. (a)	5,000	93,950
Isle of Capri Casinos Inc. (a)	4,109	38,049
Jack in the Box Inc. (a)	13,529	263,139
JAKKS Pacific Inc. (a)	7,227	103,924
Jamba Inc. (a)	14,879	31,692
Jo-Ann Stores Inc. (a)	6,769	253,905
Joe’s Jeans Inc. (a)	10,757	21,299
Johnson Outdoors Inc. Class A (a)	1,230	13,838
Jones Apparel Group Inc.	21,657	343,263
Jos. A. Bank Clothiers Inc. (a)	4,637	250,352
Journal Communications Inc. Class A (a)	10,142	40,264
K12 Inc. (a)	6,073	134,699
Kenneth Cole Productions Inc. (a)	1,721	18,948
Kid Brands Inc. (a)	3,124	21,962
Kirkland’s Inc. (a)	4,200	70,875
Knology Inc. (a)	7,500	81,975
Krispy Kreme Doughnuts Inc. (a)	15,006	50,570
K-Swiss Inc. Class A (a)	6,671	74,915
LaCrosse Footwear Inc.	1,224	20,612
Landry’s Restaurants Inc. (a)	1,495	36,568
La-Z-Boy Inc. (a)	13,222	98,239
Leapfrog Enterprises Inc. (a)	8,720	35,054
Learning Tree International Inc. (a)	1,739	18,868
Lee Enterprises Inc. Class A (a)	11,248	28,907
Libbey Inc. (a)	4,023	52,219
Life Time Fitness Inc. (a)	10,178	323,559
Lifetime Brands Inc. (a)	2,381	34,810
Lin TV Corp. (a)	7,165	38,763
Lincoln Educational Services Corp. (a)	4,200	86,478
Lions Gate Entertainment Corp. (a)	16,659	116,280
Lithia Motors Inc. Class A	5,439	33,613
Live Nation Entertainment Inc. (a)	35,553	371,529
Liz Claiborne Inc. (a)	24,300	102,546
LodgeNet Interactive Corp. (a)	4,799	17,804

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Lumber Liquidators Holdings Inc. (a)	5,574	$130,041
M/I Homes Inc. (a)	4,700	45,308
Mac-Gray Corp.	2,800	31,192
Maidenform Brands Inc. (a)	5,800	118,088
Marcus Corp.	5,037	47,650
Marine Products Corp. (a)	2,692	15,237
MarineMax Inc. (a)	5,531	38,385
Martha Stewart Living Omnimedia Inc. (a)	6,778	33,348
Matthews International Corp.	7,708	225,690
McClatchy Co. Class A, The (a)	14,927	54,334
McCormick & Schmick’s Seafood Restaurants Inc. (a)	4,000	29,840
Media General Inc. Class A (a)	5,467	53,358
Mediacom Communications Corp. Class A (a)	10,028	67,388
Men’s Wearhouse Inc., The	13,158	241,581
Meritage Homes Corp. (a)	8,000	130,240
Midas Inc. (a)	3,584	27,489
Modine Manufacturing Co. (a)	11,820	90,778
Monarch Casino & Resort Inc. (a)	2,466	24,981
Monro Muffler Brake Inc.	4,935	195,081
Morgans Hotel Group Co. (a)	4,986	30,714
Movado Group Inc. (a)	3,939	42,069
Multimedia Games Inc. (a)	7,200	32,400
National American University Holdings Inc.	2,083	18,143
National CineMedia Inc.	10,800	179,928
National Presto Industries Inc.	1,218	113,103
New York & Co. Inc. (a)	5,919	13,555
Nexstar Broadcasting Group Inc. Class A (a)	2,884	12,632
NutriSystem Inc.	7,600	174,344
O’Charley’s Inc. (a)	4,709	24,958
OfficeMax Inc. (a)	21,200	276,872
Orbitz Worldwide Inc. (a)	5,115	19,488
Orient-Express Hotels Ltd. Class A (a)	22,803	168,742
Outdoor Channel Holdings Inc. (a)	3,500	16,345
Overstock.com Inc. (a)	3,999	72,262
Oxford Industries Inc.	3,247	67,960
Pacific Sunwear of California Inc. (a)	16,502	52,806
Papa John’s International Inc. (a)	4,880	112,826
Peet’s Coffee & Tea Inc. (a)	2,853	112,037
Penske Automotive Group Inc. (a)	10,929	124,153
Pep Boys-Manny, Moe & Jack, The	12,527	110,989
Perry Ellis International Inc. (a)	2,240	45,248
PetMed Express Inc.	6,000	106,800
PF Chang’s China Bistro Inc.	5,897	233,816
Pier 1 Imports Inc. (a)	25,711	164,808
Pinnacle Entertainment Inc. (a)	14,548	137,624
Playboy Enterprises Inc. (a)	5,494	23,075
Polaris Industries Inc.	7,730	422,213
Pool Corp.	12,196	267,336
Pre-Paid Legal Services Inc. (a)	1,967	89,479
Primedia Inc.	4,936	14,462
Princeton Review Inc. (a)	3,400	7,888

See accompanying notes to financial statements.	29

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Quiksilver Inc. (a)	32,600	$120,620
R.G. Barry Corp.	2,081	22,953
Radio One Inc. Class D (a)	7,739	9,906
RC2 Corp. (a)	5,351	86,205
RCN Corp. (a)	9,371	138,785
ReachLocal Inc. (a)	1,309	16,978
Red Lion Hotels Corp. (a)	3,100	18,507
Red Robin Gourmet Burgers Inc. (a)	4,074	69,910
Regis Corp.	14,375	223,819
Rent-A-Center Inc. (a)	16,654	337,410
Rentrak Corp. (a)	2,500	60,825
Retail Ventures Inc. (a)	6,001	46,928
Ruby Tuesday Inc. (a)	16,711	142,044
Rue21 Inc. (a)	3,677	111,560
Ruth’s Hospitality Group Inc. (a)	5,685	23,763
Ryland Group Inc.	10,889	172,264
Saks Inc. (a)	33,715	255,897
Sally Beauty Holdings Inc. (a)	23,000	188,600
Scholastic Corp.	7,558	182,299
Scientific Games Corp. Class A (a)	16,246	149,463
Sealy Corp. (a)	12,100	32,307
Select Comfort Corp. (a)	13,753	120,339
Shiloh Industries Inc. (a)	1,770	14,974
Shoe Carnival Inc. (a)	2,417	49,573
Shuffle Master Inc. (a)	13,778	110,362
Shutterfly Inc. (a)	6,843	163,958
Sinclair Broadcast Group Inc. Class A (a)	10,255	59,787
Skechers U.S.A. Inc. (a)	8,449	308,557
Skyline Corp.	1,843	33,192
Smith & Wesson Holding Corp. (a)	14,939	61,101
Sonic Automotive Inc. (a)	9,997	85,574
Sonic Corp. (a)	15,046	116,606
Sotheby’s	16,897	386,434
Spartan Motors Inc.	8,300	34,860
Speedway Motorsports Inc.	3,354	45,480
Sport Supply Group Inc.	2,200	29,612
Stage Stores Inc.	9,707	103,671
Standard Motor Products Inc.	5,000	40,350
Standard Pacific Corp. (a)	25,100	83,583
Stein Mart Inc. (a)	6,523	40,638
Steiner Leisure Ltd. (a)	3,652	140,383
Steinway Musical Instruments Inc. (a)	1,199	21,330
Steven Madden Ltd. (a)	6,018	189,687
Stewart Enterprises Inc.	20,554	111,197
Stoneridge Inc. (a)	3,900	29,601
Sturm, Ruger & Company Inc.	4,900	70,217
Summer Infant Inc. (a)	2,851	18,674
Superior Industries International Inc.	5,941	79,847
SuperMedia Inc. (a)	3,223	58,949
Systemax Inc.	2,500	37,675
Talbots Inc. (a)	17,499	180,415
Tenneco Inc. (a)	14,713	309,856
Texas Roadhouse Inc. Class A (a)	14,404	181,778
Timberland Co. Class A, The (a)	10,423	168,331
True Religion Apparel Inc. (a)	6,500	143,455

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Tuesday Morning Corp. (a)	7,389	$29,482
Ulta Salon Cosmetics & Fragrance Inc. (a)	7,900	186,914
Under Armour Inc. Class A (a)	8,800	291,544
Unifi Inc. (a)	10,500	40,110
UniFirst Corp.	3,575	157,372
Universal Electronics Inc. (a)	3,412	56,742
Universal Technical Institute Inc. (a)	5,081	120,115
US Auto Parts Network Inc. (a)	2,300	13,800
Vail Resorts Inc. (a)	9,026	315,098
Valassis Communications Inc. (a)	12,290	389,839
Value Line Inc.	434	7,873
Vitacost.com Inc. (a)	4,358	39,178
Vitamin Shoppe Inc. (a)	3,923	100,625
Volcom Inc. (a)	4,800	89,136
Warnaco Group Inc., The (a)	11,112	401,588
Warner Music Group Corp. (a)	11,005	53,484
West Marine Inc. (a)	3,400	36,992
Westwood One Inc. (a)	1,457	14,381
Wet Seal Inc. Class A (a)	24,124	88,053
Weyco Group Inc.	1,700	38,726
Winmark Corp.	575	19,245
Winnebago Industries Inc. (a)	7,419	73,745
Wolverine World Wide Inc.	12,415	313,106
World Wrestling Entertainment Inc.	5,495	85,502
Zumiez Inc. (a)	5,166	83,224

		32,288,159

Consumer Staples (3.26%)
Alico Inc.	885	20,337
Alliance One International Inc. (a)	22,844	81,325
American Italian Pasta Co. Class A (a)	5,400	285,498
Andersons Inc., The	4,540	147,959
Arden Group Inc. Class A	300	26,361
B&G Foods Inc. Class A	11,600	125,048
Boston Beer Co. Inc. (a)	2,080	140,296
Calavo Growers Inc.	2,800	50,288
Cal-Maine Foods Inc.	3,500	111,755
Casey’s General Stores Inc.	12,385	432,236
Cellu Tissue Holdings Inc. (a)	1,765	13,714
Central Garden & Pet Co. (a)	13,973	125,338
Chiquita Brands International Inc. (a)	11,405	138,571
Coca-Cola Bottling Co. Consolidated	1,055	50,556
Darling International Inc. (a)	21,125	158,649
Diamond Foods Inc.	5,500	226,050
Dole Food Company Inc. (a)	8,668	90,407
Elizabeth Arden Inc. (a)	6,203	90,068
Farmer Brothers Co.	1,831	27,630
Female Health Co., The	3,800	19,722
Fresh Del Monte Produce Inc. (a)	10,100	204,424
Great Atlantic & Pacific Tea Company Inc., The (a)	8,488	33,103
Griffin Land & Nurseries Inc.	800	20,320
Hain Celestial Group Inc., The (a)	10,423	210,232
Harbinger Group Inc. (a)	2,727	17,126

30	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Heckmann Corp. (a)	22,200	$103,008
Imperial Sugar Co.	3,100	31,310
Ingles Markets Inc.	3,305	49,740
Inter Parfums Inc.	3,816	54,302
J&J Snack Foods Corp.	3,642	153,328
John B. Sanfilippo & Son Inc. (a)	1,971	28,520
Lancaster Colony Corp.	4,914	262,211
Lance Inc.	6,058	99,896
Lifeway Foods Inc. (a)	1,100	10,714
Limoneira Co.	2,067	44,978
Medifast Inc. (a)	3,231	83,715
MGP Ingredients Inc. (a)	2,972	19,704
Nash Finch Co.	3,312	113,138
National Beverage Corp.	2,580	31,682
Nature’s Sunshine Products Inc. (a)	1,967	16,464
Nu Skin Enterprises Inc.	12,162	303,199
Nutraceutical International Corp. (a)	2,700	41,202
Oil-Dri Corporation of America	1,200	27,540
Pantry Inc., The (a)	5,739	80,977
Pilgrim’s Pride Corp. (a)	12,231	80,358
Prestige Brands Holdings Inc. (a)	11,148	78,928
PriceSmart Inc.	4,100	95,243
Revlon Inc. Class A (a)	2,700	30,132
Rite Aid Corp. (a)	138,043	135,282
Ruddick Corp.	11,090	343,679
Sanderson Farms Inc.	5,845	296,575
Schiff Nutrition International Inc.	2,600	18,512
Seneca Foods Corp. Class A (a)	1,801	58,100
Smart Balance Inc. (a)	16,000	65,440
Spartan Stores Inc.	5,652	77,545
Spectrum Brands Holdings Inc. (a)	4,590	116,402
Star Scientific Inc. (a)	22,700	37,228
Susser Holdings Corp. (a)	1,900	22,401
Synutra International Inc. (a)	4,500	72,765
Tootsie Roll Industries Inc.	5,641	133,410
TreeHouse Foods Inc. (a)	8,567	391,169
United Natural Foods Inc. (a)	10,859	324,467
Universal Corp.	6,205	246,214
USANA Health Sciences Inc. (a)	1,574	57,498
Vector Group Ltd.	10,805	181,740
Village Super Market Inc. Class A	1,528	40,110
WD-40 Co.	4,162	139,011
Weis Markets Inc.	2,796	92,016
Winn-Dixie Stores Inc. (a)	14,000	134,960

		7,671,826

Energy (5.36%)
Abraxas Petroleum Corp. (a)	16,868	47,230
Allis-Chalmers Energy Inc. (a)	7,700	15,862
Alon USA Energy Inc.	2,100	13,356
American Oil & Gas Inc. (a)	12,738	79,995
Apco Oil and Gas International Inc.	2,300	54,073
Approach Resources Inc. (a)	2,879	19,808
Arena Resources Inc. (a)	9,640	307,516
ATP Oil & Gas Corp. (a)	11,334	120,027
Basic Energy Services Inc. (a)	5,800	44,660

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Berry Petroleum Co.	12,740	$327,673
Bill Barrett Corp. (a)	11,574	356,132
Boots & Coots Inc. (a)	21,300	62,835
BPZ Resources Inc. (a)	23,800	98,770
Brigham Exploration Co. (a)	29,162	448,512
Bristow Group Inc. (a)	8,923	262,336
Cal Dive International Inc. (a)	23,514	137,557
Callon Petroleum Co. (a)	7,294	45,952
CAMAC Energy Inc. (a)	12,002	44,767
CARBO Ceramics Inc.	4,831	348,750
Carrizo Oil & Gas Inc. (a)	8,155	126,647
Cheniere Energy Inc. (a)	14,900	42,018
Clayton Williams Energy Inc. (a)	1,449	61,032
Clean Energy Fuels Corp. (a)	10,055	150,222
Cloud Peak Energy Inc. (a)	7,487	99,278
Complete Production Services Inc. (a)	19,400	277,420
Contango Oil & Gas Co. (a)	3,100	138,725
Crosstex Energy Inc. (a)	10,319	66,145
CVR Energy Inc. (a)	8,103	60,935
Dawson Geophysical Co. (a)	2,000	42,540
Delek US Holdings Inc.	3,000	21,900
Delta Petroleum Corp. (a)	45,727	39,325
DHT Holdings Inc.	12,700	48,895
Dril-Quip Inc. (a)	8,449	371,925
Endeavour International Corp. (a)	29,200	30,952
Energy Partners Ltd. (a)	7,325	89,438
Energy XXI Bermuda Ltd. (a)	12,729	200,864
Evolution Petroleum Corp. (a)	3,936	19,719
FX Energy Inc. (a)	10,900	39,458
Gastar Exploration Ltd. (a)	11,262	40,656
General Maritime Corp.	12,542	75,754
GeoResources Inc. (a)	3,300	45,969
Global Geophysical Services Inc. (a)	1,954	13,619
Global Industries Ltd. (a)	25,094	112,672
GMX Resources Inc. (a)	7,755	50,330
Golar LNG Ltd.	9,700	95,739
Goodrich Petroleum Corp. (a)	6,253	75,036
Green Plains Renewable Energy Inc. (a)	4,100	41,902
Gulf Island Fabrication Inc.	3,982	61,801
GulfMark Offshore Inc. Class A (a)	5,699	149,314
Gulfport Energy Corp. (a)	6,700	79,462
Hallador Energy Co. (a)	1,537	13,756
Harvest Natural Resources Inc. (a)	8,432	62,144
Helix Energy Solutions Group Inc. (a)	26,094	281,032
Hercules Offshore Inc. (a)	28,957	70,366
Hornbeck Offshore Services Inc. (a)	5,834	85,176
Houston American Energy Corp.	4,583	45,188
International Coal Group Inc. (a)	33,500	128,975
ION Geophysical Corp. (a)	31,913	111,057
Isramco Inc. (a)	272	12,833
James River Coal Co. (a)	7,100	113,032
Key Energy Services Inc. (a)	31,005	284,626
Knightsbridge Tankers Ltd.	4,227	74,353
Kodiak Oil & Gas Corp. (a)	30,136	96,134
L&L Energy Inc. (a)	4,134	35,552

See accompanying notes to financial statements.	31

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Lufkin Industries Inc.	7,564	$294,920
Magnum Hunter Resources Corp. (a)	12,291	53,589
Matrix Service Co. (a)	6,700	62,377
McMoRan Exploration Co. (a)	20,548	228,288
Miller Petroleum Inc. (a)	4,630	26,669
Natural Gas Services Group (a)	3,100	46,903
Newpark Resources Inc. (a)	22,457	135,865
Nordic American Tanker Shipping Ltd.	11,802	331,518
Northern Oil and Gas Inc. (a)	10,495	134,756
Overseas Shipholding Group Inc.	6,368	235,871
OYO Geospace Corp. (a)	1,100	53,328
Panhandle Oil & Gas Inc.	1,763	46,596
Parker Drilling Co. (a)	29,721	117,398
Patriot Coal Corp. (a)	19,910	233,942
Penn Virginia Corp.	11,634	233,960
Petroleum Development Corp. (a)	4,711	120,696
Petroquest Energy Inc. (a)	12,765	86,291
PHI Inc. (a)	3,400	47,906
Pioneer Drilling Co. (a)	13,782	78,144
RAM Energy Resources Inc. (a)	14,114	29,216
Rentech Inc. (a)	53,394	52,860
Resolute Energy Corp. (a)	9,643	118,030
REX American Resources Corp. (a)	1,800	28,800
Rex Energy Corp. (a)	7,500	75,750
Rosetta Resources Inc. (a)	13,317	263,810
RPC Inc.	7,249	98,949
Scorpio Tankers Inc. (a)	3,280	37,556
Seahawk Drilling Inc. (a)	2,591	25,185
Ship Finance International Ltd.	11,100	198,468
Stone Energy Corp. (a)	10,474	116,890
Superior Well Services Inc. (a)	5,700	95,304
Swift Energy Co. (a)	9,420	253,492
Syntroleum Corp. (a)	15,148	24,843
T-3 Energy Services Inc. (a)	3,030	84,537
Teekay Tankers Ltd. Class A	6,894	76,730
Tesco Corp. (a)	7,523	92,382
TETRA Technologies Inc. (a)	19,300	175,244
TransAtlantic Petroleum Ltd. (a)	37,187	117,883
Union Drilling Inc. (a)	2,800	15,428
Uranium Energy Corp. (a)	14,400	33,984
USEC Inc. (a)	28,891	137,521
VAALCO Energy Inc. (a)	11,900	66,640
Vantage Drilling Co. (a)	30,436	41,089
Venoco Inc. (a)	4,679	77,063
W&T Offshore Inc.	8,600	81,356
Warren Resources Inc. (a)	19,046	55,233
Western Refining Inc. (a)	13,281	66,803
Willbros Group Inc. (a)	10,100	74,740
World Fuel Services Corp.	15,056	390,553

		12,595,083

Financials (20.41%)
1st Source Corp.	3,827	64,753
1st United Bancorp Inc. (a)	5,700	41,952
Abington Bancorp Inc.	5,420	47,262
Acadia Realty Trust	10,190	171,396

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Advance America Cash Advance Centers Inc.	12,001	$49,564
Agree Realty Corp.	2,420	56,434
Alexander’s Inc.	519	157,215
Alliance Financial Corp.	1,100	30,580
Alterra Capital Holdings Ltd.	24,121	452,992
Ambac Financial Group Inc. (a)	72,189	48,367
American Campus Communities Inc.	13,204	360,337
American Capital Agency Corp.	8,202	216,697
American Equity Investment Life Holding Co.	14,642	151,105
American National Bankshares Inc.	1,624	34,737
American Physicians Capital Inc.	2,090	64,476
American Physicians Service Group Inc.	1,716	41,956
American Safety Insurance Holdings Ltd. (a)	2,076	32,635
Ameris Bancorp (a)	5,027	48,561
Amerisafe Inc. (a)	4,800	84,240
Ames National Corp.	1,600	31,264
AmTrust Financial Services Inc.	5,800	69,832
Anworth Mortgage Asset Corp.	29,043	206,786
Apollo Commercial Real Estate Finance Inc.	2,539	41,792
Argo Group International Holdings Ltd.	7,769	237,654
Arrow Financial Corp.	2,369	54,724
Artio Global Investors Inc.	6,855	107,898
Ashford Hospitality Trust Inc. (a)	10,219	74,905
Asset Acceptance Capital Corp. (a)	3,799	15,728
Associated Estates Realty Corp.	8,200	106,190
Asta Funding Inc.	2,525	24,922
Astoria Financial Corp.	21,100	290,336
Avatar Holdings Inc. (a)	2,548	48,871
Baldwin & Lyons Inc.	2,011	42,251
BancFirst Corp.	1,648	60,136
Banco Latinoamericano de Comercio Exterior SA	7,000	87,430
Bancorp Inc. (a)	4,972	38,931
Bancorp Rhode Island Inc.	991	25,964
Bank Mutual Corp.	11,919	67,700
Bank of Marin Bancorp	1,400	44,702
Bank of the Ozarks Inc.	3,318	117,689
BankFinancial Corp.	5,403	44,899
Beneficial Mutual Bancorp Inc. (a)	8,145	80,473
Berkshire Hills Bancorp Inc.	3,476	67,712
BGC Partners Inc. Class A	15,001	76,655
BioMed Realty Trust Inc.	28,474	458,147
BofI Holding Inc. (a)	1,834	25,896
Boston Private Financial Holdings Inc.	17,251	110,924
Bridge Bancorp Inc.	1,685	40,912
Brookline Bancorp Inc.	15,081	133,919
Bryn Mawr Bank Corp.	1,700	28,526
Calamos Asset Management Inc. Class A	5,151	47,801
California First National Bancorp	300	3,702
Camden National Corp.	2,000	54,940

32	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Capital City Bank Group Inc.	2,998	$37,115
CapLease Inc.	15,656	72,174
Capstead Mortgage Corp.	17,600	194,656
Cardinal Financial Corp.	6,967	64,375
Cardtronics Inc. (a)	6,800	88,128
Cash America International Inc.	7,580	259,767
Cathay General Bancorp	19,746	203,976
CBL & Associates Properties Inc.	34,860	433,658
Cedar Shopping Centers Inc.	14,675	88,344
Center Financial Corp. (a)	9,031	46,510
Centerstate Banks Inc.	6,224	62,800
Century Bancorp Inc. Class A	1,009	22,238
Chatham Lodging Trust (a)	2,187	39,082
Chemical Financial Corp.	6,356	138,434
Chesapeake Lodging Trust (a)	2,234	35,342
Citizens & Northern Corp.	3,100	33,170
Citizens Inc. (a)	8,400	55,944
Citizens Republic Bancorp Inc. (a)	99,642	84,696
City Holding Co.	4,068	113,416
Clifton Savings Bancorp Inc.	2,225	19,246
CNA Surety Corp. (a)	4,249	68,281
CNB Financial Corp.	2,100	23,058
CNO Financial Group Inc. (a)	55,907	276,740
CoBiz Financial Inc.	7,274	47,936
Cogdell Spencer Inc.	10,680	72,197
Cohen & Steers Inc.	4,434	91,961
Colonial Properties Trust	16,945	246,211
Colony Financial Inc.	3,659	61,837
Columbia Banking System Inc.	9,897	180,719
Community Bank System Inc.	8,336	183,642
Community Trust Bancorp Inc.	3,187	79,994
Compass Diversified Holdings	7,909	106,060
CompuCredit Holdings Corp.	3,255	12,890
Consolidated-Tomoka Land Co.	1,342	38,247
Cousins Properties Inc.	22,249	149,958
Cowen Group Inc. Class A (a)	10,300	42,230
Crawford & Co. Class B (a)	5,676	17,936
Credit Acceptance Corp. (a)	1,524	74,325
CreXus Investment Corp.	3,399	42,250
CVB Financial Corp.	21,763	206,748
Cypress Sharpridge Investments Inc.	4,164	52,716
Danvers Bancorp Inc.	4,514	65,227
DCT Industrial Trust Inc.	51,557	233,038
Delphi Financial Group Inc. Class A	11,733	286,403
Diamond Hill Investment Group	600	34,014
DiamondRock Hospitality Co. (a)	38,625	317,498
Dime Community Bancshares	6,569	80,996
Dollar Financial Corp. (a)	6,200	122,698
Donegal Group Inc.	2,869	35,260
Doral Financial Corp. (a)	7,875	19,215
Duff & Phelps Corp. Class A	6,800	85,884
DuPont Fabros Technology Inc.	10,240	251,494
Dynex Capital Inc.	2,602	24,016
Eagle Bancorp Inc. (a)	3,746	44,128
EastGroup Properties Inc.	6,767	240,770

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Education Realty Trust Inc.	14,525	$87,586
eHealth Inc. (a)	5,700	64,809
EMC Insurance Group Inc.	981	21,513
Employers Holdings Inc.	10,700	157,611
Encore Bancshares Inc. (a)	2,127	21,036
Encore Capital Group Inc. (a)	3,400	70,074
Enstar Group Ltd. (a)	1,700	112,948
Enterprise Financial Services Corp.	4,576	44,113
Entertainment Properties Trust	11,421	434,797
Epoch Holding Corp.	3,100	38,037
Equity Lifestyle Properties Inc.	6,370	307,225
Equity One Inc.	9,381	146,344
ESB Financial Corp.	2,200	28,710
ESSA Bancorp Inc.	3,700	45,547
Evercore Partners Inc. Class A	4,200	98,070
Excel Trust Inc. (a)	3,727	44,724
Extra Space Storage Inc.	22,159	308,010
EZCORP Inc. Class A (a)	11,600	215,180
FBL Financial Group Inc.	3,298	69,258
FBR Capital Markets Corp. (a)	13,200	43,956
Federal Agricultural Mortgage Corp. Class C	2,404	33,728
FelCor Lodging Trust Inc. (a)	16,093	80,304
Financial Engines Inc. (a)	3,212	43,683
Financial Institutions Inc.	2,700	47,952
First American Financial Corp.	25,967	329,262
First Bancorp (North Carolina)	3,703	53,656
First BanCorp (Puerto Rico) (a)	20,519	10,875
First Bancorp Inc.	2,362	31,013
First Busey Corp.	11,579	52,453
First Cash Financial Services Inc. (a)	7,514	163,805
First Commonwealth Financial Corp.	21,838	114,649
First Community Bancshares Inc.	3,523	51,753
First Financial Bancorp	14,541	217,388
First Financial Bankshares Inc.	5,168	248,529
First Financial Corp. Indiana	2,999	77,404
First Financial Holdings Inc.	3,808	43,602
First Industrial Realty Trust Inc. (a)	15,676	75,558
First Interstate BancSystem Inc.	3,257	51,233
First Marblehead Corp., The (a)	15,400	36,190
First Merchants Corp.	5,406	45,843
First Mercury Financial Corp.	3,630	38,405
First Midwest Bancorp Inc.	18,551	225,580
First of Long Island Corp., The	1,300	33,423
First Potomac Realty Trust	9,489	136,357
First South Bancorp Inc.	1,963	20,827
FirstMerit Corp.	26,733	457,936
Flagstar Bancorp Inc. (a)	11,689	36,703
Flagstone Reinsurance Holdings SA.	13,000	140,660
Flushing Financial Corp.	7,597	92,911
FNB Corp. (PA)	27,856	223,684
Forestar Group Inc. (a)	9,200	165,232
Fox Chase Bancorp (a)	1,283	12,278
FPIC Insurance Group Inc. (a)	2,679	68,716
Franklin Street Properties Corp.	16,845	198,939
GAMCO Investors Inc.	1,825	67,890

See accompanying notes to financial statements.	33

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
German American Bancorp Inc.	2,700	$41,310
Gerova Financial Group Ltd. (a)	1,712	9,262
Getty Realty Corp.	5,394	120,880
GFI Group Inc.	16,656	92,940
Glacier Bancorp Inc.	17,844	261,772
Gladstone Commercial Corp.	2,100	34,314
Gleacher & Co Inc. (a)	19,708	50,255
Glimcher Realty Trust	18,099	108,232
Government Properties Income Trust	5,316	135,664
Great Southern Bancorp Inc.	2,467	50,105
Greene Bancshares Inc. (a)	3,012	38,463
Greenlight Capital Re Ltd. Class A (a)	7,103	178,925
Hallmark Financial Services Inc. (a)	2,200	21,890
Hancock Holding Co.	7,140	238,190
Hanmi Financial Corp. (a)	13,389	16,870
Harleysville Group Inc.	2,854	88,560
Hatteras Financial Corp.	9,132	254,052
Healthcare Realty Trust Inc.	15,873	348,730
Heartland Financial USA Inc.	3,243	56,039
Heritage Financial Corp. (a)	2,900	43,413
Heritage Financial Group	300	3,246
Hersha Hospitality Trust	26,018	117,601
HFF Inc. Class A (a)	4,837	34,198
Highwoods Properties Inc.	17,688	491,019
Hilltop Holdings Inc. (a)	10,188	101,982
Home Bancorp Inc. (a)	2,300	29,693
Home Bancshares Inc.	5,658	129,059
Home Federal Bancorp Inc.	4,100	51,783
Home Properties Inc.	9,817	442,452
Horace Mann Educators Corp.	10,002	153,031
Hudson Valley Holding Corp.	3,184	73,614
IBERIABANK Corp.	6,746	347,284
Independent Bank Corp. (MA)	5,310	131,051
Infinity Property & Casualty Corp.	3,086	142,511
Inland Real Estate Corp.	18,017	142,695
International Assets Holding Corp. (a)	2,927	46,832
International Bancshares Corp.	12,850	214,466
Invesco Mortgage Capital	6,328	126,623
Investment Technology Group Inc. (a)	10,912	175,247
Investors Bancorp Inc. (a)	12,029	157,820
Investors Real Estate Trust	18,434	162,772
iStar Financial Inc. (a)	22,100	98,566
JMP Group Inc.	3,514	21,752
Kansas City Life Insurance Co.	1,057	31,255
KBW Inc. (a)	8,933	191,524
Kearny Financial Corp.	4,406	40,359
Kennedy-Wilson Holdings Inc. (a)	5,193	52,449
K-Fed Bancorp	800	7,264
Kilroy Realty Corp.	13,614	404,744
Kite Realty Group Trust	11,894	49,717
Knight Capital Group Inc. Class A (a)	23,554	324,810
LaBranche & Co. Inc. (a)	9,799	41,940
Ladenburg Thalmann Financial Services Inc. (a)	23,130	28,912
Lakeland Bancorp Inc.	5,117	43,597
Lakeland Financial Corp.	3,932	78,561

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
LaSalle Hotel Properties	17,503	$360,037
Lexington Realty Trust	25,155	151,182
Life Partners Holdings Inc.	1,825	37,340
LTC Properties Inc.	5,927	143,848
Maiden Holdings Ltd.	12,700	83,439
MainSource Financial Group Inc.	5,161	37,004
MarketAxess Holdings Inc.	6,651	91,717
Marlin Business Services Corp. (a)	2,159	26,102
MB Financial Inc.	13,567	249,497
Meadowbrook Insurance Group Inc.	14,162	122,218
Medical Properties Trust Inc.	27,891	263,291
Merchants Bancshares Inc.	1,308	29,064
Meridian Interstate Bancorp Inc. (a)	2,726	29,713
Metro Bancorp Inc. (a)	3,600	44,424
MF Global Holdings Ltd. (a)	21,600	123,336
MFA Financial Inc.	70,052	518,385
MGIC Investment Corp. (a)	50,290	346,498
Mid-America Apartment Communities Inc.	7,404	381,084
MidSouth Bancorp Inc.	2,400	30,648
MidWestOne Financial Group Inc.	1,760	27,245
Mission West Properties Inc.	4,185	28,542
Monmouth Real Estate Investment Corp. Class A	6,000	44,340
Montpelier Re Holdings Ltd.	18,219	272,010
MPG Office Trust Inc. (a)	12,247	35,884
Nara Bancorp Inc. (a)	10,084	85,008
NASB Financial Inc.	946	14,332
National Bankshares Inc.	1,700	41,191
National Financial Partners Corp. (a)	10,563	103,201
National Health Investors Inc.	6,101	235,255
National Interstate Corp.	1,513	29,988
National Penn Bancshares Inc.	31,886	191,635
National Retail Properties Inc.	21,025	450,776
National Western Life Insurance Co.	575	87,837
Navigators Group Inc., The (a)	3,188	131,122
NBT Bancorp Inc.	8,766	179,002
Nelnet Inc. Class A	6,600	127,248
NewAlliance Bancshares Inc.	26,981	302,457
Newcastle Investment Corp. (a)	15,795	42,331
NewStar Financial Inc. (a)	6,732	42,816
Northfield Bancorp Inc.	5,132	66,613
NorthStar Realty Finance Corp.	21,103	56,345
Northwest Bancshares Inc.	27,858	319,531
NYMAGIC Inc.	1,317	25,405
OceanFirst Financial Corp.	3,100	37,417
Ocwen Financial Corp. (a)	18,563	189,157
Old National Bancorp	21,995	227,868
Omega Healthcare Investors Inc.	23,209	462,555
OmniAmerican Bancorp Inc. (a)	3,105	35,055
One Liberty Properties Inc.	2,147	32,012
Oppenheimer Holdings Inc. Class A	2,380	57,001
optionsXpress Holdings Inc. (a)	10,572	166,403
Oriental Financial Group Inc.	8,168	103,407
Oritani Financial Corp.	14,105	141,050
Orrstown Financial Services Inc.	1,900	42,047
Pacific Continental Corp.	4,600	43,562

34	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PacWest Bancorp	7,791	$142,653
Park National Corp.	3,270	212,681
Parkway Properties Inc.	5,445	79,334
Peapack-Gladstone Financial Corp.	2,100	24,570
Pebblebrook Hotel Trust (a)	4,774	89,990
Penns Woods Bancorp Inc.	1,057	32,154
Pennsylvania Real Estate Investment Trust	13,750	168,025
Pennymac Mortgage Investment Trust (a)	3,713	59,037
Penson Worldwide Inc. (a)	5,000	28,200
Peoples Bancorp Inc.	2,610	37,845
PHH Corp. (a)	13,769	262,162
Phoenix Companies Inc., The (a)	28,603	60,352
PICO Holdings Inc. (a)	5,707	171,039
Pinnacle Financial Partners Inc. (a)	8,414	108,120
Piper Jaffray Companies Inc. (a)	4,333	139,609
Platinum Underwriters Holdings Ltd.	11,210	406,811
PMA Capital Corp. (a)	8,263	54,123
PMI Group Inc., The (a)	35,696	103,161
Porter Bancorp Inc.	630	7,951
Portfolio Recovery Associates Inc. (a)	4,266	284,883
Post Properties Inc.	12,234	278,079
Potlatch Corp.	10,065	359,622
Presidential Life Corp.	5,157	46,929
Primerica Inc. (a)	6,129	131,406
Primus Guaranty Ltd. (a)	4,204	15,513
PrivateBancorp Inc.	13,104	145,192
ProAssurance Corp. (a)	8,099	459,699
Prosperity Bancshares Inc.	11,652	404,907
Provident Financial Services Inc.	15,018	175,560
Provident New York Bancorp	9,070	80,270
PS Business Parks Inc.	4,682	261,162
Pzena Investment Management Inc. Class A	2,000	12,740
Radian Group Inc.	33,100	239,644
RAIT Financial Trust (a)	24,064	45,000
Ramco-Gershenson Properties Trust	10,055	101,556
Redwood Trust Inc.	19,654	287,735
Renasant Corp.	5,416	77,720
Republic Bancorp Inc. (Kentucky)	2,319	51,946
Resource Capital Corp.	11,100	63,048
Retail Opportunity Investments Corp.	10,558	101,885
RLI Corp.	4,438	233,039
Rockville Financial Inc.	1,957	23,308
Rodman & Renshaw Capital Group Inc. (a)	5,502	15,736
Roma Financial Corp.	2,006	21,785
S&T Bancorp Inc.	5,862	115,833
Safeguard Scientifics Inc. (a)	5,216	55,081
Safety Insurance Group Inc.	2,864	106,025
Sanders Morris Harris Group Inc.	4,975	27,611
Sandy Spring Bancorp Inc.	5,994	83,976
Santander BanCorp (a)	1,115	14,094
Saul Centers Inc.	1,648	66,958
SCBT Financial Corp.	3,213	113,162
SeaBright Holdings Inc.	5,500	52,140

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Selective Insurance Group Inc.	13,311	$197,801
Sierra Bancorp	1,800	20,700
Signature Bank (a)	10,345	393,213
Simmons First National Corp.	4,216	110,712
Southside Bancshares Inc.	4,364	85,709
Southwest Bancorp Inc.	5,055	67,181
Sovran Self Storage Inc.	6,944	239,082
Starwood Property Trust Inc.	11,827	200,468
State Auto Financial Corp.	3,558	55,185
State Bancorp Inc.	3,600	34,200
StellarOne Corp.	5,700	72,789
Sterling Bancorp NY	7,208	64,872
Sterling Bancshares Inc. TX	22,393	105,471
Stewart Information Services Corp.	4,491	40,509
Stifel Financial Corp. (a)	7,582	328,983
Strategic Hotels & Resorts Inc. (a)	34,793	152,741
Student Loan Corp., The	977	23,526
Suffolk Bancorp	2,423	74,968
Sun Communities Inc.	4,868	126,373
Sunstone Hotel Investors Inc. (a)	24,795	246,214
Susquehanna Bancshares Inc.	31,493	262,337
SVB Financial Group (a)	10,360	427,143
SWS Group Inc.	6,997	66,472
SY Bancorp Inc.	2,867	65,884
Tanger Factory Outlet Centers Inc.	10,043	415,579
Taylor Capital Group Inc. (a)	2,433	31,483
Tejon Ranch Co. (a)	3,136	72,379
Terreno Realty Corp. (a)	1,751	31,010
Territorial Bancorp Inc.	3,085	58,461
Texas Capital Bancshares Inc. (a)	9,080	148,912
Thomas Properties Group Inc.	8,975	29,707
Thomas Weisel Partners Group Inc. (a)	5,300	31,217
Tompkins Financial Corp.	1,846	69,686
Tower Bancorp Inc.	1,300	28,457
Tower Group Inc.	10,134	218,185
TowneBank	5,300	76,956
TradeStation Group Inc. (a)	11,002	74,264
Trico Bancshares	3,592	60,813
Trustco Bank Corp. NY	19,277	107,951
Trustmark Corp.	15,701	326,895
Two Harbors Investment Corp.	6,477	53,435
UMB Financial Corp.	8,035	285,725
UMH Properties Inc.	2,000	20,140
Umpqua Holdings Corp.	28,509	327,283
Union First Market Bankshares Corp.	4,763	58,394
United America Indemnity Ltd. Class A (a)	7,037	51,792
United Bankshares Inc.	9,605	229,944
United Community Banks Inc. (a)	24,729	97,680
United Financial Bancorp Inc.	4,093	55,869
United Fire & Casualty Co.	5,692	112,815
Universal Health Realty Income Trust	2,805	90,125
Universal Insurance Holdings Inc.	6,200	25,916
Univest Corp. of Pennsylvania	4,199	72,727
Urstadt Biddle Properties Inc.	5,104	82,328
U-Store-It Trust	23,310	173,893

See accompanying notes to financial statements.	35

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
ViewPoint Financial Group	2,700	$37,395
Virginia Commerce Bancorp (a)	5,286	33,038
Virtus Investment Partners Inc. (a)	1,430	26,770
Walter Investment Management Corp.	6,816	111,442
Washington Banking Co.	3,610	46,172
Washington Real Estate Investment Trust	15,390	424,610
Washington Trust Bancorp Inc.	3,556	60,594
Waterstone Financial Inc. (a)	1,388	4,733
Webster Financial Corp.	16,341	293,158
WesBanco Inc.	5,787	97,511
West Bancorporation (a)	3,700	25,197
West Coast Bancorp	23,710	60,460
Westamerica Bancorporation	7,292	382,976
Western Alliance Bancorp (a)	14,900	106,833
Westfield Financial Inc.	7,760	64,641
Westwood Holdings Group Inc.	1,371	48,191
Whitney Holding Corp.	24,335	225,099
Wilshire Bancorp Inc.	4,918	43,032
Winthrop Realty Trust	4,160	53,290
Wintrust Financial Corp.	7,908	263,653
World Acceptance Corp. (a)	4,181	160,174
WSFS Financial Corp.	1,235	44,374

		47,986,815

Health Care (13.75%)
Abaxis Inc. (a)	5,621	120,458
Abiomed Inc. (a)	7,901	76,482
Accelrys Inc. (a)	6,647	42,873
Accretive Health Inc. (a)	3,025	40,021
Accuray Inc. (a)	12,700	84,201
Acorda Therapeutics Inc. (a)	9,744	303,136
Acura Pharmaceuticals Inc. (a)	1,900	4,769
Affymax Inc. (a)	4,227	25,277
Affymetrix Inc. (a)	18,100	106,790
AGA Medical Holdings Inc. (a)	3,265	41,433
Air Methods Corp. (a)	2,800	83,300
Akorn Inc. (a)	16,076	47,746
Albany Molecular Research Inc. (a)	5,823	30,105
Alexza Pharmaceuticals Inc. (a)	9,460	25,731
Align Technology Inc. (a)	14,439	214,708
Alimera Sciences Inc. (a)	1,781	13,251
Alkermes Inc. (a)	23,815	296,497
Alliance HealthCare Services Inc. (a)	6,742	27,238
Allied Healthcare International Inc. (a)	10,900	25,288
Allos Therapeutics Inc. (a)	20,300	124,439
Almost Family Inc. (a)	1,900	66,367
Alnylam Pharmaceuticals Inc. (a)	9,200	138,184
Alphatec Holdings Inc. (a)	12,600	58,464
AMAG Pharmaceuticals Inc. (a)	5,282	181,437
Amedisys Inc. (a)	7,288	320,453
America Service Group Inc.	2,200	37,840
American Dental Partners Inc. (a)	3,800	46,018
American Medical Systems Holdings Inc. (a)	18,650	412,538

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
AMERIGROUP Corp. (a)	12,892	$418,732
AMN Healthcare Services Inc. (a)	8,188	61,246
Amsurg Corp. (a)	7,804	139,067
Analogic Corp.	3,406	155,007
Angiodynamics Inc. (a)	6,300	92,925
Antares Pharma Inc. (a)	17,177	30,232
Anthera Pharmaceuticals Inc. (a)	2,837	15,206
Aoxing Pharmaceutical Co. Inc. (a)	6,347	20,691
Ardea Biosciences Inc. (a)	3,320	68,259
Arena Pharmaceuticals Inc. (a)	23,758	72,937
Ariad Pharmaceuticals Inc. (a)	27,080	76,366
ArQule Inc. (a)	10,600	45,580
Array Biopharma Inc. (a)	12,378	37,753
ArthroCare Corp. (a)	6,715	205,815
AspenBio Pharma Inc. (a)	15,425	15,116
Assisted Living Concepts Inc. Class A (a)	2,640	78,118
athenahealth Inc. (a)	8,530	222,889
Atrion Corp.	400	54,020
ATS Medical Inc. (a)	12,900	51,213
Auxilium Pharmaceuticals Inc. (a)	10,381	243,954
AVANIR Pharmaceuticals Inc. Class A (a)	16,300	41,891
Aveo Pharmaceuticals Inc. (a)	2,468	17,449
AVI BioPharma Inc. (a)	23,764	38,260
BioCryst Pharmaceuticals Inc. (a)	6,780	40,070
Biodel Inc. (a)	4,212	15,921
BioMimetic Therapeutics Inc. (a)	3,406	37,875
Bio-Reference Laboratories Inc. (a)	5,986	132,710
BioSante Pharmaceuticals Inc. (a)	15,887	27,961
BioScrip Inc. (a)	9,754	51,111
BioSpecifics Technologies Corp. (a)	993	19,741
BioTime Inc. (a)	5,436	33,486
BMP Sunstone Corp. (a)	8,100	41,715
Bruker Corp. (a)	18,113	220,254
Cadence Pharmaceuticals Inc. (a)	6,320	44,303
Caliper Life Sciences Inc. (a)	11,401	48,682
Cambrex Corp. (a)	7,481	23,565
Cantel Medical Corp.	3,200	53,440
Capital Senior Living Corp. (a)	5,500	27,335
Caraco Pharmaceutical Laboratories Ltd. (a)	2,074	9,789
CardioNet Inc. (a)	6,100	33,428
Catalyst Health Solutions Inc. (a)	9,719	335,306
Celera Corp. (a)	20,997	137,530
Celldex Therapeutics Inc. (a)	6,355	28,979
Centene Corp. (a)	12,509	268,944
Cepheid Inc. (a)	14,830	237,577
Cerus Corp. (a)	9,740	30,778
Chelsea Therapeutics International Ltd. (a)	6,829	20,009
Chemed Corp.	5,698	311,339
Chindex International Inc. (a)	3,400	42,602
Clarient Inc. (a)	13,659	42,070
Clinical Data Inc. (a)	2,100	26,124
Codexis Inc. (a)	1,685	14,761

36	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Combinatorx Inc. (a)	16,366	$23,731
Computer Programs & Systems Inc.	2,484	101,645
Conceptus Inc. (a)	7,800	121,524
Conmed Corp. (a)	7,429	138,402
Continucare Corp. (a)	6,900	23,115
Corcept Therapeutics Inc. (a)	6,430	20,062
Cornerstone Therapeutics Inc. (a)	1,800	10,602
Corvel Corp. (a)	1,839	62,140
Cross Country Healthcare Inc. (a)	7,789	70,023
CryoLife Inc. (a)	6,832	36,824
Cubist Pharmaceuticals Inc. (a)	14,605	300,863
Cumberland Pharmaceuticals Inc. (a)	2,039	13,090
Curis Inc. (a)	19,987	27,782
Cutera Inc. (a)	3,400	31,314
Cyberonics Inc. (a)	6,976	165,192
Cynosure Inc. Class A (a)	2,500	26,925
Cypress Bioscience Inc. (a)	9,801	22,542
Cytokinetics Inc. (a)	11,800	27,966
Cytori Therapeutics Inc. (a)	12,000	41,760
CytRx Corp. (a)	27,760	21,375
Delcath Systems Inc. (a)	10,100	64,034
DepoMed Inc. (a)	13,800	38,640
Dexcom Inc. (a)	14,900	172,244
Dionex Corp. (a)	4,311	320,997
Durect Corp. (a)	20,848	50,661
Dyax Corp. (a)	25,477	57,833
Dynavax Technologies Corp. (a)	18,070	33,610
DynaVox Inc. Class A (a)	2,296	36,759
Eclipsys Corp. (a)	14,127	252,026
Emergent Biosolutions Inc. (a)	4,200	68,628
Emeritus Corp. (a)	5,100	83,181
Endologix Inc. (a)	12,129	54,944
Ensign Group Inc., The	3,700	61,124
Enzo Biochem Inc. (a)	8,261	33,622
Enzon Pharmaceuticals Inc. (a)	12,315	131,155
eResearch Technology Inc. (a)	13,237	104,308
Eurand NV (a)	4,490	43,508
ev3 Inc. (a)	20,722	464,380
Exact Sciences Corp. (a)	8,994	39,574
Exactech Inc. (a)	2,200	37,576
Exelixis Inc. (a)	27,315	94,783
Five Star Quality Care Inc. (a)	7,881	23,801
Furiex Pharmaceuticals Inc. (a)	2,178	22,128
Genomic Health Inc. (a)	3,600	46,548
Genoptix Inc. (a)	4,300	73,960
Gentiva Health Services Inc. (a)	7,126	192,473
Geron Corp. (a)	25,573	128,376
Greatbatch Inc. (a)	5,856	130,647
Haemonetics Corp. (a)	6,202	331,931
Halozyme Therapeutics Inc. (a)	17,040	119,962
Hanger Orthopedic Group Inc. (a)	6,500	116,740
Hansen Medical Inc. (a)	13,915	29,639
Health Grades Inc. (a)	5,550	33,300
Healthsouth Corp. (a)	23,376	437,365
Healthspring Inc. (a)	14,500	224,895
HealthTronics Inc. (a)	11,339	54,767

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Healthways Inc. (a)	8,570	$102,154
HeartWare International Inc. (a)	2,285	160,110
Hi-Tech Pharmacal Co. Inc. (a)	2,300	52,693
HMS Holdings Corp. (a)	6,900	374,118
ICU Medical Inc. (a)	2,732	87,888
Idenix Pharmaceuticals Inc. (a)	8,351	41,755
Immucor Inc. (a)	17,825	339,566
ImmunoGen Inc. (a)	17,800	165,006
Immunomedics Inc. (a)	16,385	50,630
Impax Laboratories Inc. (a)	15,500	295,430
Incyte Corp. (a)	21,975	243,263
Infinity Pharmaceuticals Inc. (a)	4,300	25,413
Inhibitex Inc. (a)	12,497	31,867
Inovio Pharmaceuticals Inc. (a)	19,794	20,190
Inspire Pharmaceuticals Inc. (a)	15,523	77,460
Insulet Corp. (a)	9,865	148,468
Integra LifeSciences Holdings Corp. (a)	5,227	193,399
InterMune Inc. (a)	11,196	104,683
Invacare Corp.	7,004	145,263
inVentiv Health Inc. (a)	8,556	219,034
IPC The Hospitalist Co. (a)	4,100	102,910
IRIS International Inc. (a)	4,600	46,644
Ironwood Pharmaceuticals Inc. (a)	4,678	55,762
Isis Pharmaceuticals Inc. (a)	23,592	225,775
Jazz Pharmaceuticals Inc. (a)	3,646	28,548
Kendle International Inc. (a)	3,800	43,776
Kensey Nash Corp. (a)	2,100	49,791
Keryx Biopharmaceuticals Inc. (a)	12,978	47,499
Kindred Healthcare Inc. (a)	9,985	128,207
Landauer Inc.	2,380	144,894
Lannett Company Inc. (a)	2,400	10,968
LCA-Vision Inc. (a)	4,600	25,484
Lexicon Pharmaceuticals Inc. (a)	54,200	69,376
LHC Group Inc. (a)	3,900	108,225
Ligand Pharmaceuticals Inc. Class B (a)	28,900	42,194
Luminex Corp. (a)	9,414	152,695
Magellan Health Services Inc. (a)	8,291	301,129
MAKO Surgical Corp. (a)	6,247	77,775
MannKind Corp. (a)	14,613	93,377
MAP Pharmaceuticals Inc. (a)	3,428	44,975
Martek Biosciences Corp. (a)	8,336	197,647
Masimo Corp.	12,825	305,363
Maxygen Inc. (a)	7,879	43,571
MedAssets Inc. (a)	10,808	249,449
Medcath Corp. (a)	5,956	46,814
Medical Action Industries Inc. (a)	3,650	43,764
Medicines Co., The (a)	13,710	104,333
Medicis Pharmaceutical Corp. Class A	14,863	325,202
Medidata Solutions Inc. (a)	4,828	74,786
Medivation Inc. (a)	9,000	79,560
MedQuist Inc.	2,100	16,611
MELA Sciences Inc. (a)	5,933	44,142
Merge Healthcare Inc. (a)	10,000	29,300
Meridian Bioscience Inc.	10,200	173,400
Merit Medical Systems Inc. (a)	7,197	115,656

See accompanying notes to financial statements.	37

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Metabolix Inc. (a)	6,815	$97,523
Metropolitan Health Networks Inc. (a)	9,700	36,181
Micromet Inc. (a)	20,311	126,741
Micrus Endovascular Corp. (a)	3,867	80,395
Molina Healthcare Inc. (a)	3,329	95,875
Momenta Pharmaceuticals Inc. (a)	9,811	120,283
MWI Veterinary Supply Inc. (a)	3,200	160,832
Nabi Biopharmaceuticals (a)	9,511	51,740
Nanosphere Inc. (a)	3,800	16,568
National Healthcare Corp.	2,073	71,436
National Research Corp.	400	9,644
Natus Medical Inc. (a)	7,200	117,288
Nektar Therapeutics (a)	23,386	282,971
Neogen Corp. (a)	5,584	145,463
NeoStem Inc. (a)	7,051	12,903
Neuralstem Inc. (a)	10,801	27,002
Neurocrine Biosciences Inc. (a)	13,138	73,573
NeurogesX Inc. (a)	2,600	17,238
Novavax Inc. (a)	18,903	41,020
NPS Pharmaceuticals Inc. (a)	15,800	101,752
NuVasive Inc. (a)	9,698	343,891
NxStage Medical Inc. (a)	6,719	99,710
Nymox Pharmaceutical Corp. (a)	4,699	14,661
Obagi Medical Products Inc. (a)	4,400	52,008
Odyssey HealthCare Inc. (a)	8,364	223,486
Omeros Corp. (a)	4,700	34,874
Omnicell Inc. (a)	8,100	94,689
Onyx Pharmaceuticals Inc. (a)	15,658	338,056
Opko Health Inc. (a)	22,410	50,647
Optimer Pharmaceuticals Inc. (a)	8,600	79,722
OraSure Technologies Inc. (a)	10,575	48,962
Orexigen Therapeutics Inc. (a)	6,644	27,905
Orthofix International NV (a)	4,400	141,020
Orthovita Inc. (a)	17,000	34,510
Osiris Therapeutics Inc. (a)	4,300	24,983
Owens & Minor Inc.	15,828	449,199
Pain Therapeutics Inc. (a)	8,959	49,812
Palomar Medical Technologies Inc. (a)	4,424	49,505
Par Pharmaceutical Companies Inc. (a)	8,921	231,589
Parexel International Corp. (a)	14,734	319,433
PDI Inc. (a)	2,236	18,514
PDL BioPharma Inc.	30,048	168,870
Peregrine Pharmaceuticals Inc. (a)	12,999	27,948
Pharmacyclics Inc. (a)	9,593	63,889
Pharmasset Inc. (a)	7,300	199,582
PharMerica Corp. (a)	7,618	111,680
Phase Forward Inc. (a)	9,707	161,913
Pozen Inc. (a)	6,699	46,960
Progenics Pharmaceuticals Inc. (a)	6,869	37,642
Prospect Medical Holdings Inc. (a)	2,383	14,417
Providence Service Corp. (a)	2,699	37,786
PSS World Medical Inc. (a)	14,184	299,992
Psychiatric Solutions Inc. (a)	14,243	466,031
PURE Bioscience (a)	8,994	21,496
Quality Systems Inc.	4,776	276,960
Questcor Pharmaceuticals Inc. (a)	13,100	133,751

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Quidel Corp. (a)	5,200	$65,988
RehabCare Group Inc. (a)	6,057	131,921
Res-Care Inc. (a)	6,388	61,708
Rigel Pharmaceuticals Inc. (a)	12,566	90,475
Rochester Medical Corp. (a)	2,402	22,699
RTI Biologics Inc. (a)	13,700	40,141
Rural/Metro Corp. (a)	4,756	38,714
Salix Pharmaceuticals Ltd. (a)	14,275	557,153
Sangamo BioSciences Inc. (a)	10,500	38,955
Santarus Inc. (a)	13,300	32,984
Savient Pharmaceuticals Inc. (a)	16,822	211,957
SciClone Pharmaceuticals Inc. (a)	8,700	23,142
Seattle Genetics Inc. (a)	21,070	252,629
Select Medical Holdings Corp. (a)	12,534	84,981
SenoRx Inc. (a)	4,145	45,512
Sequenom Inc. (a)	15,700	92,787
SIGA Technologies Inc. (a)	8,400	64,680
Sirona Dental Systems Inc. (a)	8,300	289,172
Skilled Healthcare Group Inc. Class A (a)	5,000	33,950
Solta Medical Inc. (a)	14,830	28,177
Somanetics Corp. (a)	3,200	79,840
Somaxon Pharmaceuticals Inc. (a)	7,017	25,261
SonoSite Inc. (a)	3,669	99,467
Spectranetics Corp. (a)	8,400	43,512
Spectrum Pharmaceuticals Inc. (a)	11,328	44,406
STAAR Surgical Co. (a)	8,624	49,329
StemCells Inc. (a)	26,500	24,910
Stereotaxis Inc. (a)	7,135	23,617
STERIS Corp.	14,831	460,947
Sucampo Pharmaceuticals Inc. Class A (a)	2,600	9,178
Sun Healthcare Group Inc. (a)	11,200	90,496
Sunrise Senior Living Inc. (a)	12,164	33,816
SuperGen Inc. (a)	14,600	29,492
SurModics Inc. (a)	4,000	65,640
Symmetry Medical Inc. (a)	9,208	97,052
Syneron Medical Ltd. (a)	8,795	90,413
Synovis Life Technologies Inc. (a)	2,900	44,312
Synta Pharmaceuticals Corp. (a)	4,600	12,420
Targacept Inc. (a)	6,003	116,038
Team Health Holdings Inc. (a)	3,267	42,210
Theravance Inc. (a)	15,700	197,349
TomoTherapy Inc. (a)	11,800	37,524
Transcend Services Inc. (a)	1,700	22,950
Transcept Pharmaceuticals Inc. (a)	1,890	15,744
Triple-S Management Corp. Class B (a)	5,300	98,315
U.S. Physical Therapy Inc. (a)	3,000	50,640
Unilife Corp. (a)	12,094	70,387
Universal American Financial Corp. (a)	8,156	117,446
Vanda Pharmaceuticals Inc. (a)	6,800	44,948
Vascular Solutions Inc. (a)	4,400	55,000
Vical Inc. (a)	16,063	49,795
ViroPharma Inc. (a)	19,700	220,837
Virtual Radiologic Corp. (a)	1,378	23,646
Vital Images Inc. (a)	3,690	47,048

38	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
VIVUS Inc. (a)	20,261	$194,506
Volcano Corp. (a)	12,600	274,932
WellCare Health Plans Inc. (a)	10,677	253,472
West Pharmaceutical Services Inc.	8,314	303,378
Wright Medical Group Inc. (a)	9,745	161,864
Xenoport Inc. (a)	7,522	73,791
Young Innovations Inc.	1,300	36,595
ZIOPHARM Oncology Inc. (a)	12,091	38,449
Zoll Medical Corp. (a)	5,366	145,419
ZymoGenetics Inc. (a)	12,295	51,885

		32,338,685

Industrials (15.26%)
3D Systems Corp. (a)	4,280	53,714
A123 Systems Inc. (a)	18,174	171,381
Aaon Inc.	3,097	72,191
AAR Corp. (a)	9,503	159,080
ABM Industries Inc.	13,035	273,083
Acacia Research - Acacia Technologies (a)	8,200	116,686
ACCO Brands Corp. (a)	13,532	67,525
Aceto Corp.	5,964	34,174
Actuant Corp. Class A	17,045	320,957
Acuity Brands Inc.	10,913	397,015
Administaff Inc.	5,399	130,440
Advanced Battery Technologies Inc. (a)	13,608	44,634
Advisory Board Co., The (a)	3,978	170,895
Aerovironment Inc. (a)	4,104	89,180
Air Transport Services Group Inc. (a)	14,900	70,924
Aircastle Ltd.	11,900	93,415
Airtran Holdings Inc. (a)	33,983	164,818
Alamo Group Inc.	1,285	27,884
Alaska Air Group Inc. (a)	9,017	405,314
Albany International Corp. Class A	6,951	112,537
Allegiant Travel Co.	3,910	166,918
Altra Holdings Inc. (a)	6,900	89,838
Amerco Inc. (a)	2,288	125,954
American Commercial Lines Inc. (a)	2,218	49,927
American Railcar Industries Inc. (a)	2,109	25,477
American Reprographics Co. (a)	9,321	81,372
American Science & Engineering Inc.	2,281	173,835
American Superconductor Corp. (a)	10,996	293,483
American Woodmark Corp.	2,533	43,314
Ameron International Corp.	2,352	141,896
Ampco-Pittsburgh Corp.	2,200	45,826
AO Smith Corp.	6,129	295,357
APAC Customer Services Inc. (a)	6,500	37,050
Apogee Enterprises Inc.	7,136	77,283
Applied Energetics Inc. (a)	20,113	20,716
Applied Industrial Technologies Inc.	10,249	259,505
Applied Signal Technology Inc.	3,400	66,810
Argan Inc. (a)	1,800	18,774
ARGON ST Inc. (a)	3,415	117,100
Arkansas Best Corp.	6,490	134,668
ArvinMeritor Inc. (a)	23,315	305,426
Astec Industries Inc. (a)	5,214	144,584

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Astronics Corp. (a)	2,400	$39,264
ATC Technology Corp. (a)	5,068	81,696
Atlas Air Worldwide Holdings Inc. (a)	6,443	306,042
Avis Budget Group Inc. (a)	25,700	252,374
AZZ Inc.	3,100	113,987
Badger Meter Inc.	3,730	144,314
Baldor Electric Co.	11,772	424,734
Baltic Trading Ltd. (a)	4,089	46,492
Barnes Group Inc.	11,844	194,123
Barrett Business Services Inc.	1,800	22,320
Beacon Roofing Supply Inc. (a)	10,985	197,950
Belden Inc.	11,773	259,006
Blount International Inc. (a)	11,994	123,178
BlueLinx Holdings Inc. (a)	2,600	6,838
Bowne & Co. Inc.	9,521	106,826
Brady Corp.	12,113	301,856
Briggs & Stratton Corp.	12,780	217,516
Brink’s Co., The	11,999	228,341
Broadwind Energy Inc. (a)	23,200	64,960
Builders FirstSource Inc. (a)	8,605	20,652
CAI International Inc. (a)	2,300	27,370
Capstone Turbine Corp. (a)	61,237	60,012
Cascade Corp.	2,362	84,111
Casella Waste Systems Inc. Class A (a)	6,114	23,355
CBIZ Inc. (a)	11,236	71,461
CDI Corp.	2,986	46,373
Celadon Group Inc. (a)	4,500	63,630
Cenveo Inc. (a)	13,671	75,054
Ceradyne Inc. (a)	6,620	141,469
Chart Industries Inc. (a)	7,300	113,734
CIRCOR International Inc.	4,321	110,531
Clarcor Inc.	12,613	448,014
Clean Harbors Inc. (a)	5,768	383,053
Coleman Cable Inc. (a)	2,870	16,187
Colfax Corp. (a)	6,144	63,959
Columbus McKinnon Corp. (a)	5,000	69,850
Comfort Systems USA Inc.	9,873	95,373
Commercial Vehicle Group Inc. (a)	5,996	61,219
Consolidated Graphics Inc. (a)	2,101	90,847
Cornell Companies Inc. (a)	2,800	75,236
Corporate Executive Board Co., The	8,700	228,549
CoStar Group Inc. (a)	5,088	197,414
Courier Corp.	2,501	30,537
CRA International Inc. (a)	2,815	53,006
Cubic Corp.	3,965	144,247
Curtiss-Wright Corp.	11,478	333,321
Deluxe Corp.	13,100	245,625
Diamond Management & Technology Consultants Inc.	5,800	59,798
DigitalGlobe Inc. (a)	6,887	181,128
Dolan Co., The (a)	7,800	86,736
Dollar Thrifty Automotive Group Inc. (a)	7,012	298,781
Douglas Dynamics Inc. (a)	2,810	32,315
Ducommun Inc.	2,528	43,229
DXP Enterprises Inc. (a)	2,100	32,865
Dycom Industries Inc. (a)	9,933	84,927

See accompanying notes to financial statements.	39

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Dynamex Inc. (a)	2,604	$31,769
Dynamic Materials Corp.	3,254	52,194
DynCorp International Inc. Class A (a)	3,900	68,328
Eagle Bulk Shipping Inc. (a)	15,477	65,313
EMCOR Group Inc. (a)	16,656	385,920
Encore Wire Corp.	4,695	85,402
Ener1 Inc. (a)	17,000	57,460
Energy Recovery Inc. (a)	8,400	33,600
EnergySolutions Inc.	22,500	114,525
EnerNOC Inc. (a)	4,930	154,999
EnerSys (a)	12,085	258,256
Ennis Inc.	6,632	99,546
EnPro Industries Inc. (a)	5,048	142,101
ESCO Technologies Inc.	6,710	172,782
Esterline Technologies Corp. (a)	7,489	355,353
Excel Maritime Carriers Ltd. (a)	9,915	50,765
Exponent Inc. (a)	3,429	112,197
Federal Signal Corp.	15,434	93,221
Flow International Corp. (a)	10,400	24,544
Force Protection Inc. (a)	17,900	73,390
Forward Air Corp.	7,408	201,868
Franklin Covey Co. (a)	3,100	20,150
Franklin Electric Co. Inc.	5,898	169,980
Freightcar America Inc.	3,160	71,479
Fuel Tech Inc. (a)	4,500	28,440
FuelCell Energy Inc. (a)	16,710	19,718
Furmanite Corp. (a)	9,400	37,318
G&K Services Inc. Class A	4,380	90,447
Genco Shipping & Trading Ltd. (a)	6,594	98,844
GenCorp Inc. (a)	12,926	56,616
Generac Holdings Inc. (a)	4,690	65,707
Genesee & Wyoming Inc. (a)	9,450	352,580
Geo Group Inc., The (a)	12,680	263,110
GeoEye Inc. (a)	5,800	180,612
Gibraltar Industries Inc. (a)	6,882	69,508
Global Defense Technology & Systems Inc. (a)	1,300	16,601
Gorman-Rupp Co., The	2,987	74,824
GP Strategies Corp. (a)	3,800	27,588
GrafTech International Ltd. (a)	30,453	445,223
Graham Corp.	2,600	38,974
Granite Construction Inc.	8,653	204,038
Great Lakes Dredge & Dock Co.	14,800	88,800
Greenbrier Companies Inc. (a)	4,134	46,301
Griffon Corp. (a)	11,136	123,164
H&E Equipment Services Inc. (a)	7,000	52,430
Hawaiian Holdings Inc. (a)	13,200	68,244
Healthcare Services Group Inc.	10,965	207,787
Heartland Express Inc.	12,876	186,960
Heico Corp.	7,347	263,904
Heidrick & Struggles International Inc.	4,312	98,400
Herley Industries Inc. (a)	3,295	46,987
Herman Miller Inc.	14,200	267,954
Hexcel Corp. (a)	24,432	378,940
Hill International Inc. (a)	5,992	24,328
HNI Corp.	11,347	313,064

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Hoku Corp. (a)	4,908	$16,393
Horizon Lines Inc.	7,700	32,571
Houston Wire & Cable Co.	4,500	48,825
Hub Group Inc. (a)	9,350	280,594
Hudson Highland Group Inc. (a)	8,166	35,930
Huron Consulting Group Inc. (a)	5,490	106,561
ICF International Inc. (a)	4,400	105,292
II-VI Inc. (a)	6,298	186,610
Innerworkings Inc. (a)	6,652	45,433
Insituform Technologies Inc. (a)	9,556	195,707
Insteel Industries Inc.	4,500	52,290
Interface Inc.	12,505	134,304
Interline Brands Inc. (a)	8,339	144,181
International Shipholding Corp.	1,333	29,499
Jetblue Airways Corp. (a)	60,435	331,788
John Bean Technologies Corp.	7,000	106,750
Kadant Inc. (a)	3,158	55,012
Kaman Corp.	6,546	144,798
Kaydon Corp.	8,385	275,531
Kelly Services Inc. Class A (a)	6,716	99,867
Kforce Inc. (a)	7,426	94,682
Kimball International Inc. Class B	7,983	44,146
Knight Transportation Inc.	14,396	291,375
Knoll Inc.	12,044	160,065
Korn/Ferry International (a)	11,433	158,919
Kratos Defense & Security Solutions Inc. (a)	3,987	41,864
L.B. Foster Co. (a)	2,536	65,733
LaBarge Inc. (a)	3,100	35,371
Ladish Co. Inc. (a)	4,100	93,152
Lawson Products Inc.	911	15,469
Layne Christensen Co. (a)	4,986	121,010
LECG Corp. (a)	6,484	16,858
Lindsay Corp.	3,098	98,176
LMI Aerospace Inc. (a)	2,200	34,694
LSI Industries Inc.	4,647	22,677
Lydall Inc. (a)	4,190	32,012
M & F Worldwide Corp. (a)	2,764	74,904
Marten Transport Ltd. (a)	3,865	80,315
MasTec Inc. (a)	13,381	125,781
McGrath Rentcorp	6,040	137,591
Metalico Inc. (a)	8,499	33,826
Met-Pro Corp.	3,800	40,888
Michael Baker Corp. (a)	2,000	69,800
Middleby Corp. (a)	4,193	223,026
Miller Industries Inc.	2,400	32,328
Mine Safety Appliances Co.	6,818	168,950
Mistras Group Inc. (a)	3,862	41,401
Mobile Mini Inc. (a)	9,094	148,050
Moog Inc. Class A (a)	11,440	368,711
Mueller Industries Inc.	9,111	224,131
Mueller Water Products Inc.	38,803	143,959
Multi-Color Corp.	2,473	25,324
MYR Group Inc. (a)	4,400	73,436
NACCO Industries Inc. Class A	1,548	137,400
Navigant Consulting Inc. (a)	12,148	126,096

40	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
NCI Building Systems Inc. (a)	4,554	$38,117
Nordson Corp.	8,521	477,858
North American Galvanizing & Coating Inc. (a)	3,200	24,544
Northwest Pipe Co. (a)	2,400	45,600
Old Dominion Freight Line Inc. (a)	7,075	248,616
Omega Flex Inc.	600	8,748
On Assignment Inc. (a)	9,300	46,779
Orbital Sciences Corp. (a)	14,229	224,391
Orion Marine Group Inc. (a)	6,764	96,049
Otter Tail Corp.	8,691	167,997
P.A.M. Transportation Services Inc. (a)	1,172	17,615
Pacer International Inc. (a)	8,370	58,506
Park-Ohio Holdings Corp. (a)	1,966	28,291
Patriot Transportation Holding Inc. (a)	300	24,273
PGT Inc. (a)	5,537	14,230
Pike Electric Corp. (a)	4,100	38,622
Pinnacle Airlines Corp. (a)	4,473	24,333
PMFG Inc. (a)	3,300	49,995
Polypore International Inc. (a)	5,800	131,892
Powell Industries Inc. (a)	1,955	53,450
PowerSecure International Inc. (a)	4,100	37,269
Preformed Line Products Co.	500	13,975
Primoris Services Corp.	5,364	33,793
Quality Distribution Inc. (a)	3,176	16,420
Quanex Building Products Corp.	9,641	166,693
RailAmerica Inc. (a)	5,097	50,562
Raven Industries Inc.	4,092	137,941
RBC Bearings Inc. (a)	5,600	162,344
Republic Airways Holdings Inc. (a)	8,832	53,964
Resources Connection Inc. (a)	11,264	153,190
Roadrunner Transportation Systems Inc. (a)	2,631	37,387
Robbins & Myers Inc.	6,648	144,528
Rollins Inc.	10,751	222,438
RSC Holdings Inc. (a)	12,500	77,125
Rush Enterprises Inc. Class A (a)	8,168	109,124
Saia Inc. (a)	3,435	51,525
SatCon Technology Corp. (a)	17,287	49,441
Sauer-Danfoss Inc. (a)	2,839	34,693
Schawk Inc.	2,782	41,591
School Specialty Inc. (a)	4,764	86,085
Seaboard Corp.	84	126,840
SFN Group Inc. (a)	13,293	72,580
Simpson Manufacturing Co. Inc.	9,957	244,444
SkyWest Inc.	13,721	167,671
Standard Parking Corp. (a)	3,900	61,737
Standard Register Co., The	4,996	15,687
Standex International Corp.	3,127	79,269
Stanley Inc. (a)	3,530	131,951
Steelcase Inc.	18,200	141,050
Sterling Construction Company Inc. (a)	3,400	43,996
Sun Hydraulics Corp.	3,200	75,072
Sykes Enterprises Inc. (a)	10,435	148,490
TAL International Group Inc.	4,500	101,115
Taser International Inc. (a)	15,892	61,979
Team Inc. (a)	4,800	62,640

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Tecumseh Products Co. Class A (a)	4,403	$48,961
Teledyne Technologies Inc. (a)	9,113	351,580
Tennant Co.	4,771	161,355
Tetra Tech Inc. (a)	15,321	300,445
Textainer Group Holdings Ltd.	2,200	53,108
Thermadyne Holdings Corp. (a)	2,226	24,063
Titan International Inc.	9,047	90,199
Titan Machinery Inc. (a)	3,300	43,329
Tredegar Corp.	6,099	99,536
Trex Co. Inc. (a)	3,934	79,034
TriMas Corp. (a)	3,700	41,847
Triumph Group Inc.	4,082	271,984
TrueBlue Inc. (a)	11,110	124,321
Tutor Perini Corp. (a)	6,473	106,675
Twin Disc Inc.	2,052	23,311
Ultrapetrol Bahamas Ltd. (a)	5,800	25,230
United Capital Corp. (a)	400	9,764
United Rentals Inc. (a)	15,400	143,528
United Stationers Inc. (a)	6,154	335,208
Universal Forest Products Inc.	4,910	148,822
Universal Truckload Services Inc. (a)	1,400	19,502
UQM Technologies Inc. (a)	9,117	30,907
US Airways Group Inc. (a)	40,631	349,833
US Ecology Inc.	4,558	66,410
USA Truck Inc. (a)	2,155	34,739
Viad Corp.	5,162	91,109
Vicor Corp. (a)	4,808	60,052
Volt Information Sciences Inc. (a)	2,941	24,704
VSE Corp.	1,100	35,002
Wabash National Corp. (a)	14,743	104,823
Waste Services Inc. (a)	6,857	79,953
Watsco Inc.	7,068	409,379
Watts Water Technologies Inc.	7,351	210,680
Werner Enterprises Inc.	10,826	236,981
Woodward Governor Co.	15,510	395,970
Xerium Technologies Inc. (a)	1,918	27,082

		35,873,295

Information Technology (17.83%)
3PAR Inc. (a)	9,772	90,977
ACI Worldwide Inc. (a)	8,316	161,913
Acme Packet Inc. (a)	11,000	295,680
Actel Corp. (a)	5,237	67,138
Actuate Corp. (a)	11,400	50,730
Acxiom Corp. (a)	16,961	249,157
ADC Telecommunications Inc. (a)	24,343	180,382
ADPT Corp. (a)	20,310	58,696
Adtran Inc.	15,632	426,285
Advanced Analogic Technologies Inc. (a)	11,000	35,090
Advanced Energy Industries Inc. (a)	9,633	118,390
Advent Software Inc. (a)	3,905	183,379
Agilysys Inc.	3,514	23,509
Alpha & Omega Semiconductor Ltd. (a)	1,190	16,434
American Software Inc. Class A	5,400	24,948
Amkor Technology Inc. (a)	25,264	139,205

See accompanying notes to financial statements.	41

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
ANADIGICS Inc. (a)	16,000	$69,760
Anaren Inc. (a)	3,746	55,965
Ancestry.com Inc. (a)	4,882	86,021
Anixter International Inc. (a)	7,035	299,691
Applied Micro Circuits Corp. (a)	16,762	175,666
Archipelago Learning Inc. (a)	3,085	35,262
ArcSight Inc. (a)	6,228	139,445
Ariba Inc. (a)	22,031	350,954
Arris Group Inc. (a)	31,406	320,027
Art Technology Group Inc. (a)	39,296	134,392
Aruba Networks Inc. (a)	18,400	262,016
Aspen Technology Inc. (a)	15,562	169,470
ATMI Inc. (a)	7,988	116,944
Aviat Networks Inc. (a)	15,150	54,994
Avid Technology Inc. (a)	7,200	91,656
Axcelis Technologies Inc. (a)	25,726	39,875
AXT Inc. (a)	7,625	34,389
Bel Fuse Inc.	2,483	40,994
Bell Microproducts Inc. (a)	8,125	56,712
Benchmark Electronics Inc. (a)	15,476	245,295
BigBand Networks Inc. (a)	15,044	45,433
Black Box Corp.	4,455	124,250
Blackbaud Inc.	11,211	244,063
Blackboard Inc. (a)	8,491	316,969
Blue Coat Systems Inc. (a)	10,420	212,881
Bottomline Technologies Inc. (a)	6,431	83,796
Brightpoint Inc. (a)	17,661	123,627
Brooks Automation Inc. (a)	16,449	127,151
Cabot Microelectronics Corp. (a)	5,961	206,191
CACI International Inc. (a)	7,592	322,508
Calix Inc. (a)	1,887	19,361
Cass Information Systems Inc.	2,055	70,384
Cavium Networks Inc. (a)	10,961	287,069
CDC Corp. Class A (a)	24,992	51,983
CEVA Inc. (a)	4,900	61,740
Checkpoint Systems Inc. (a)	9,715	168,652
Ciber Inc. (a)	17,243	47,763
Cirrus Logic Inc. (a)	16,697	263,980
Cogent Inc. (a)	13,285	119,698
Cognex Corp.	10,161	178,630
Coherent Inc. (a)	6,300	216,090
Cohu Inc.	6,008	72,877
Commvault Systems Inc. (a)	10,988	247,230
Compellent Technologies Inc. (a)	5,831	70,672
Computer Task Group Inc. (a)	3,600	23,256
comScore Inc. (a)	5,528	91,046
Comtech Telecommunications Corp. (a)	6,897	206,427
Comverge Inc. (a)	5,728	51,323
Concur Technologies Inc. (a)	10,049	428,891
Conexant Systems Inc. (a)	20,115	45,058
Constant Contact Inc. (a)	7,200	153,576
Convio Inc. (a)	1,935	14,203
CPI International Inc. (a)	1,700	26,503
Cray Inc. (a)	8,422	46,995
CSG Systems International Inc. (a)	8,065	147,831

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
CTS Corp.	8,641	$79,843
CyberSource Corp. (a)	17,863	456,042
Cymer Inc. (a)	7,376	221,575
Daktronics Inc.	8,552	64,140
DDi Corp.	3,300	24,849
DealerTrack Holdings Inc. (a)	9,641	158,594
Deltek Inc. (a)	4,405	36,738
DemandTec Inc. (a)	5,100	34,425
DG FastChannel Inc. (a)	6,197	201,898
Dice Holdings Inc. (a)	4,018	27,805
Digi International Inc. (a)	6,080	50,282
Digimarc Corp. (a)	1,781	33,394
Digital River Inc. (a)	9,678	231,401
Diodes Inc. (a)	8,346	132,451
DivX Inc. (a)	8,000	61,280
Double-Take Software Inc. (a)	6,100	63,989
DSP Group Inc. (a)	5,824	37,215
DTS Inc. (a)	4,484	147,389
EarthLink Inc.	26,540	211,258
Ebix Inc. (a)	6,900	108,192
Echelon Corp. (a)	8,344	61,162
Echo Global Logistics Inc. (a)	2,800	34,188
Electro Rent Corp.	4,506	57,632
Electro Scientific Industries Inc. (a)	7,038	94,028
Electronics for Imaging Inc. (a)	10,508	102,453
EMS Technologies Inc. (a)	3,839	57,662
Emulex Corp. (a)	20,880	191,678
Energy Conversion Devices Inc. (a)	11,814	48,437
Entegris Inc. (a)	32,813	130,268
Entropic Communications Inc. (a)	14,200	90,028
Epicor Software Corp. (a)	12,114	96,791
EPIQ Systems Inc. (a)	8,190	105,897
ePlus Inc. (a)	1,118	19,565
Euronet Worldwide Inc. (a)	12,297	157,279
Evergreen Solar Inc. (a)	48,270	32,920
Exar Corp. (a)	8,967	62,141
Exlservice Holdings Inc. (a)	3,664	62,911
Extreme Networks Inc. (a)	22,764	61,463
Fair Isaac Corp.	11,643	253,701
FalconStor Software Inc. (a)	8,816	23,274
FARO Technologies Inc. (a)	4,249	79,499
FEI Co. (a)	9,186	181,056
Finisar Corp. (a)	18,866	281,103
Formfactor Inc. (a)	12,443	134,384
Forrester Research Inc. (a)	3,452	104,458
Fortinet Inc. (a)	10,009	164,548
FSI International Inc. (a)	8,084	33,872
Gerber Scientific Inc. (a)	6,434	34,422
Global Cash Access Holdings Inc. (a)	12,537	90,392
Globecomm Systems Inc. (a)	5,200	42,900
GSI Commerce Inc. (a)	15,594	449,107
GSI Technology Inc. (a)	4,300	24,596
GT Solar International Inc. (a)	15,500	86,800
Guidance Software Inc. (a)	3,644	19,022
Hackett Group Inc., The (a)	4,794	13,471

42	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Harmonic Inc. (a)	24,110	$131,158
Heartland Payment Systems Inc.	9,600	142,464
Hittite Microwave Corp. (a)	6,800	304,232
Hughes Communications Inc. (a)	2,300	55,959
Hutchinson Technology Inc. (a)	5,761	24,945
Hypercom Corp. (a)	11,541	53,550
ICx Technologies Inc. (a)	2,700	19,710
iGate Corp.	5,826	74,689
Ikanos Communications Inc. (a)	9,706	15,627
Imation Corp. (a)	7,659	70,386
Immersion Corp. (a)	7,200	36,432
Infinera Corp. (a)	21,021	135,165
infoGROUP Inc. (a)	10,825	86,384
InfoSpace Inc. (a)	8,720	65,574
Insight Enterprises Inc. (a)	11,548	151,972
Integral Systems Inc. (a)	4,406	27,978
Integrated Device Technology Inc. (a)	40,003	198,015
Integrated Silicon Solution Inc. (a)	6,439	48,550
Interactive Intelligence Inc. (a)	3,111	51,114
InterDigital Inc. (a)	10,992	271,392
Intermec Inc. (a)	12,204	125,091
Internap Network Services Corp. (a)	12,990	54,168
Internet Brands Inc. (a)	6,900	71,277
Internet Capital Group Inc. (a)	9,421	71,600
Intevac Inc. (a)	5,632	60,093
IPG Photonics Corp. (a)	6,926	105,483
Isilon Systems Inc. (a)	6,341	81,418
Ixia (a)	7,699	66,134
IXYS Corp. (a)	6,314	55,816
j2 Global Communications Inc. (a)	11,290	246,574
Jack Henry & Associates Inc.	21,514	513,754
JDA Software Group Inc. (a)	10,482	230,394
Keithley Instruments Inc.	2,850	25,166
Kenexa Corp. (a)	5,800	69,600
Keynote Systems Inc.	2,890	26,068
KIT Digital Inc. (a)	5,045	44,497
Knot Inc., The (a)	7,700	59,906
Kopin Corp. (a)	17,100	57,969
Kulicke & Soffa Industries Inc. (a)	17,182	120,618
KVH Industries Inc. (a)	3,400	42,228
L-1 Identity Solutions Inc. (a)	19,247	157,633
Lattice Semiconductor Corp. (a)	29,593	128,434
Lawson Software Inc. (a)	34,480	251,704
Limelight Networks Inc. (a)	8,779	38,540
Lionbridge Technologies Inc. (a)	14,200	64,894
Liquidity Services Inc. (a)	3,900	50,544
Littelfuse Inc. (a)	5,537	175,025
LivePerson Inc. (a)	10,600	72,716
Local.com Corp. (a)	4,233	28,954
LogMeIn Inc. (a)	3,870	101,510
LoopNet Inc. (a)	5,100	62,883
Loral Space & Communications Inc. (a)	2,800	119,616
LTX-Credence Corp. (a)	36,890	104,399
Magma Design Automation Inc. (a)	13,270	37,687
Manhattan Associates Inc. (a)	5,805	159,928
ManTech International Corp. (a)	5,555	236,476

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Marchex Inc. Class B	4,466	$17,194
Mattson Technology Inc. (a)	12,335	46,750
MAXIMUS Inc.	4,499	260,357
MaxLinear Inc. Class A (a)	1,686	23,570
Maxwell Technologies Inc. (a)	7,100	80,940
Measurement Specialties Inc. (a)	3,700	50,690
Mentor Graphics Corp. (a)	26,156	231,481
Mercury Computer Systems Inc. (a)	5,578	65,430
Meru Networks Inc. (a)	1,370	16,248
Methode Electronics Inc.	9,667	94,157
Micrel Inc.	13,095	133,307
Microsemi Corp. (a)	20,461	299,344
MicroStrategy Inc. (a)	2,325	174,584
Microtune Inc. (a)	13,377	28,493
Microvision Inc. (a)	22,022	65,185
Mindspeed Technologies Inc. (a)	7,951	59,553
MIPS Technologies Inc. (a)	12,120	61,933
MKS Instruments Inc. (a)	12,578	235,460
ModusLink Global Solutions Inc. (a)	11,795	71,124
MoneyGram International Inc. (a)	20,500	50,225
Monolithic Power Systems Inc. (a)	8,503	151,864
Monotype Imaging Holdings Inc. (a)	5,400	48,654
MoSys Inc. (a)	6,482	28,650
Move Inc. (a)	39,408	80,786
MTS Systems Corp.	4,270	123,830
Multi-Fineline Electronix Inc. (a)	2,534	63,249
Nanometrics Inc. (a)	4,504	45,445
NCI Inc. (a)	1,700	38,386
Netezza Corp. (a)	13,295	181,876
Netgear Inc. (a)	8,448	150,712
Netlogic Microsystems Inc. (a)	15,573	423,586
NetScout Systems Inc. (a)	7,800	110,916
NetSuite Inc. (a)	4,200	53,088
Network Engines Inc. (a)	9,094	24,645
Network Equipment Technologies Inc. (a)	7,100	24,779
Newport Corp. (a)	9,418	85,327
NIC Inc.	12,806	82,086
Novatel Wireless Inc. (a)	7,780	44,657
NVE Corp. (a)	1,200	52,236
Occam Networks Inc. (a)	3,193	17,753
Oclaro Inc. (a)	12,466	138,248
Omnivision Technologies Inc. (a)	13,345	286,117
Online Resources Corp. (a)	6,818	28,295
OpenTable Inc. (a)	4,000	165,880
Openwave Systems Inc. (a)	21,400	43,442
Oplink Communications Inc. (a)	5,145	73,728
OPNET Technologies Inc.	3,200	47,008
OpNext Inc. (a)	6,272	10,349
OSI Systems Inc. (a)	4,265	118,439
Palm Inc. (a)	41,726	237,421
Parametric Technology Corp. (a)	29,244	458,253
Park Electrochemical Corp.	5,188	126,639
PC Connection Inc. (a)	2,020	12,241
PC-Tel Inc. (a)	4,458	22,468
PDF Solutions Inc. (a)	6,063	29,102

See accompanying notes to financial statements.	43

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Pegasystems Inc.	4,240	$136,146
Perficient Inc. (a)	6,200	55,242
Pericom Semiconductor Corp. (a)	6,609	63,446
Photronics Inc. (a)	13,272	59,989
Plantronics Inc.	11,796	337,366
Plexus Corp. (a)	9,940	265,796
PLX Technology Inc. (a)	9,111	38,175
Power Integrations Inc.	6,089	196,035
Power-One Inc. (a)	14,608	98,604
Powerwave Technologies Inc. (a)	33,836	52,107
Presstek Inc. (a)	7,006	24,731
Progress Software Corp. (a)	10,535	316,366
PROS Holdings Inc. (a)	5,100	33,150
QAD Inc. (a)	3,647	15,062
Quantum Corp. (a)	52,395	98,503
Quest Software Inc. (a)	14,573	262,897
QuinStreet Inc. (a)	2,698	31,054
Rackspace Hosting Inc. (a)	24,335	446,304
Radiant Systems Inc. (a)	6,914	99,976
Radisys Corp. (a)	5,229	49,780
RealNetworks Inc. (a)	21,479	70,881
Renaissance Learning Inc.	3,392	49,828
RF Micro Devices Inc. (a)	67,298	263,135
Richardson Electronics Ltd.	3,533	31,797
RightNow Technologies Inc. (a)	5,594	87,770
Rimage Corp. (a)	2,297	36,362
Riverbed Technology Inc. (a)	15,800	436,396
Rofin-Sinar Technologies Inc. (a)	8,234	171,432
Rogers Corp. (a)	3,965	110,108
Rosetta Stone Inc. (a)	2,689	61,739
Rubicon Technology Inc. (a)	3,700	110,223
Rudolph Technologies Inc. (a)	7,917	59,773
S1 Corp. (a)	13,272	79,765
Saba Software Inc. (a)	6,000	30,900
Sanmina-SCI Corp. (a)	19,926	271,193
Sapient Corp.	26,008	263,721
SAVVIS Inc. (a)	9,300	137,175
ScanSource Inc. (a)	6,678	166,483
SeaChange International Inc. (a)	6,200	51,026
Semtech Corp. (a)	15,022	245,910
ShoreTel Inc. (a)	11,239	52,149
Sigma Designs Inc. (a)	7,596	76,036
Silicon Graphics International Corp. (a)	7,700	54,516
Silicon Image Inc. (a)	19,173	67,297
Smart Modular Technologies (WWH) Inc. (a)	13,225	77,366
Smith Micro Software Inc. (a)	7,300	69,423
SolarWinds Inc. (a)	8,800	141,152
Sonic Solutions (a)	6,523	54,467
SonicWALL Inc. (a)	13,595	159,741
Sonus Networks Inc. (a)	52,506	142,291
Sourcefire Inc. (a)	6,900	131,100
Spansion Inc. Class A (a)	3,069	50,055
Spectrum Control Inc. (a)	3,100	43,338
SPS Commerce Inc. (a)	1,406	16,338
SRA International Inc. (a)	10,452	205,591

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SRS Labs Inc. (a)	2,700	$24,705
SS&C Technologies Holdings Inc. (a)	3,317	53,172
Stamps.com Inc. (a)	3,028	31,037
Standard Microsystems Corp. (a)	5,632	131,113
STEC Inc. (a)	10,200	128,112
Stratasys Inc. (a)	5,214	128,056
SuccessFactors Inc. (a)	15,773	327,921
Super Micro Computer Inc. (a)	5,907	79,744
Supertex Inc. (a)	2,780	68,555
Support.com Inc. (a)	11,300	47,008
Sycamore Networks Inc.	4,927	81,887
Symmetricom Inc. (a)	11,346	57,751
Symyx Technologies Inc. (a)	8,303	41,598
Synaptics Inc. (a)	8,524	234,410
Synchronoss Technologies Inc. (a)	4,800	91,056
SYNNEX Corp. (a)	5,605	143,600
Syntel Inc.	3,258	110,609
Take-Two Interactive Software Inc. (a)	17,600	158,400
Taleo Corp. (a)	9,733	236,415
Technitrol Inc.	10,480	33,117
TechTarget (a)	2,726	14,666
Tekelec (a)	16,819	222,684
TeleCommunication Systems Inc. Class A (a)	9,800	40,572
TeleNav Inc. (a)	2,208	18,525
TeleTech Holdings Inc. (a)	7,005	90,294
Terremark Worldwide Inc. (a)	14,593	113,971
TESSCO Technologies Inc.	1,315	21,960
Tessera Technologies Inc. (a)	12,272	196,966
THQ Inc. (a)	17,309	74,775
TIBCO Software Inc. (a)	41,402	499,308
Tier Technologies Inc. Class B (a)	4,300	26,144
TiVo Inc. (a)	29,640	218,743
TNS Inc. (a)	6,315	110,134
Travelzoo Inc. (a)	1,300	16,094
Trident Microsystems Inc. (a)	16,084	22,839
TriQuint Semiconductor Inc. (a)	40,141	245,262
TTM Technologies Inc. (a)	20,560	195,320
Tyler Technologies Inc. (a)	7,990	124,005
Ultimate Software Group Inc. (a)	6,233	204,816
Ultra Clean Holdings Inc. (a)	5,323	45,352
Ultratech Inc. (a)	6,079	98,905
Unica Corp. (a)	3,400	32,572
Unisys Corp. (a)	10,679	197,455
United Online Inc.	21,456	123,587
Universal Display Corp. (a)	7,433	133,645
UTStarcom Inc. (a)	28,543	52,519
ValueClick Inc. (a)	20,164	215,553
VASCO Data Security International Inc. (a)	6,902	42,585
Veeco Instruments Inc. (a)	10,102	346,297
VeriFone Systems Inc. (a)	21,400	405,102
ViaSat Inc. (a)	8,299	270,215
Viasystems Group Inc. (a)	1,056	15,597
Virage Logic Corp. (a)	5,600	66,584
Virnetx Holding Corp.	8,227	48,704

44	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Virtusa Corp. (a)	3,400	$31,722
Vocus Inc. (a)	4,300	65,704
Volterra Semiconductor Corp. (a)	6,521	150,374
Wave Systems Corp. Class A (a)	20,279	65,704
Websense Inc. (a)	10,802	204,158
Wright Express Corp. (a)	9,698	288,031
X-Rite Inc. (a)	6,000	22,140
Xyratex Ltd. (a)	7,527	106,507
Zix Corp. (a)	17,300	39,098
Zoran Corp. (a)	13,294	126,825
Zygo Corp. (a)	3,800	30,818

		41,913,992

Materials (4.80%)
A. Schulman Inc.	8,245	156,325
AEP Industries Inc. (a)	1,400	33,432
Allied Nevada Gold Corp. (a)	15,908	313,069
AM Castle & Co. (a)	4,189	58,185
AMCOL International Corp.	6,044	142,034
American Vanguard Corp.	5,013	39,753
Arch Chemicals Inc.	5,682	174,665
Balchem Corp.	6,888	172,200
Boise Inc. (a)	17,696	97,151
Brush Engineered Materials Inc. (a)	5,152	102,937
Buckeye Technologies Inc. (a)	9,680	96,316
Calgon Carbon Corp. (a)	14,052	186,048
Capital Gold Corp. (a)	12,693	50,772
Century Aluminum Co. (a)	15,900	140,397
Clearwater Paper Corp. (a)	2,938	160,885
Coeur d’Alene Mines Corp. (a)	22,288	351,705
Deltic Timber Corp.	2,730	114,114
Ferro Corp. (a)	21,217	156,369
General Moly Inc. (a)	16,300	50,204
Georgia Gulf Corp. (a)	8,480	113,123
Globe Specialty Metals Inc. (a)	15,205	157,068
Golden Star Resources Ltd. (a)	64,808	283,859
Graham Packaging Co Inc. (a)	4,063	48,634
Graphic Packaging Holding Co. (a)	28,660	90,279
Hawkins Inc.	2,165	52,133
Haynes International Inc.	3,100	95,573
HB Fuller Co.	11,954	227,006
Headwaters Inc. (a)	14,620	41,521
Hecla Mining Co. (a)	59,753	311,911
Horsehead Holding Corp. (a)	10,929	82,623
Innophos Holdings Inc.	5,400	140,832
Jaguar Mining Inc. (a)	21,255	187,682
Kaiser Aluminum Corp.	3,900	135,213
Kapstone Paper and Packaging Corp. (a)	9,673	107,757
KMG Chemicals Inc.	1,601	22,990
Koppers Holdings Inc.	5,119	115,075
Kraton Performance Polymers Inc. (a)	2,614	49,117
Landec Corp. (a)	6,700	39,463
Louisiana-Pacific Corp. (a)	31,710	212,140
LSB Industries Inc. (a)	4,400	58,564
Metals USA Holdings Corp. (a)	2,796	41,800

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Minerals Technologies Inc.	4,609	$219,112
Myers Industries Inc.	8,045	65,084
Neenah Paper Inc.	3,553	65,020
NewMarket Corp.	2,533	221,182
NL Industries Inc.	1,843	11,242
Noranda Aluminum Holding Corp. (a)	2,804	18,030
Olin Corp.	19,810	358,363
Olympic Steel Inc.	2,300	52,831
OM Group Inc. (a)	7,691	183,507
Omnova Solutions Inc. (a)	10,758	84,020
P. H. Glatfelter Co.	11,596	125,817
Pegasus Wireless Corp. Warrants (a) (b)	1,190	0
PolyOne Corp. (a)	23,048	194,064
Quaker Chemical Corp.	2,800	75,852
Rock-Tenn Co. Class A	9,722	482,892
Rockwood Holdings Inc. (a)	13,125	297,806
RTI International Metals Inc. (a)	7,574	182,609
Schweitzer-Mauduit International Inc.	4,431	223,544
Senomyx Inc. (a)	9,852	37,339
Sensient Technologies Corp.	12,353	320,313
Silgan Holdings Inc.	13,280	376,886
Solutia Inc. (a)	30,190	395,489
Spartech Corp. (a)	7,804	79,991
Stepan Co.	1,851	126,664
Stillwater Mining Co. (a)	11,699	135,942
STR Holdings Inc. (a)	7,185	135,078
Texas Industries Inc.	5,227	154,406
Thompson Creek Metals Company Inc. (a)	34,891	302,854
TPC Group Inc. (a)	2,009	33,349
U.S. Energy Corp. (a)	6,598	31,340
United States Lime & Minerals Inc. (a)	800	30,816
Universal Stainless & Alloy Products Inc. (a)	1,624	25,968
US Gold Corp. (a)	20,500	102,705
Verso Paper Corp. (a)	5,778	13,347
Wausau Paper Corp. (a)	11,126	75,323
Westlake Chemical Corp.	5,000	92,850
Worthington Industries Inc.	15,196	195,421
WR Grace & Co. (a)	18,287	384,758
Zep Inc.	5,331	92,973
Zoltek Companies Inc. (a)	7,105	60,179

		11,275,890

Telecommunication Services (0.98%)
AboveNet Inc. (a)	5,694	268,643
Alaska Communications Systems Group Inc.	11,279	95,759
Atlantic Tele-Network Inc.	2,249	92,884
Cbeyond Inc. (a)	7,200	90,000
Cincinnati Bell Inc. (a)	50,085	150,756
Cogent Communications Group Inc. (a)	11,400	86,412
Consolidated Communications Holdings Inc.	6,008	102,196
FiberTower Corp. (a)	11,567	54,596

See accompanying notes to financial statements.	45

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
General Communication Inc. Class A (a)	10,782	$81,835
Global Crossing Ltd. (a)	7,300	77,161
Globalstar Inc. (a)	17,372	26,753
ICO Global Communications Holdings Ltd. New (a)	24,046	38,714
IDT Corp. Class B (a)	3,605	45,964
Iridium Communications Inc. (a)	8,383	84,165
Neutral Tandem Inc. (a)	8,000	90,000
NTELOS Holdings Corp.	7,700	132,440
PAETEC Holding Corp. (a)	31,326	106,822
Premiere Global Services Inc. (a)	15,540	98,524
Shenandoah Telecommunications Co.	6,038	107,114
Syniverse Holdings Inc. (a)	17,269	353,151
USA Mobility Inc.	5,566	71,913
Vonage Holdings Corp. (a)	26,479	60,902

		2,316,704

Utilities (3.20%)
Allete Inc.	7,951	272,242
American DG Energy Inc. (a)	4,917	15,292
American States Water Co.	4,678	155,029
Artesian Resources Corp. Class A	1,686	31,124
Avista Corp.	13,606	265,725
Black Hills Corp.	9,889	281,540
Cadiz Inc. (a)	3,002	36,234
California Water Service Group	5,004	178,643
Central Vermont Public Service Corp.	2,927	57,779
CH Energy Group Inc.	4,026	157,980
Chesapeake Utilities Corp.	2,308	72,471
Cleco Corp.	15,280	403,545
Connecticut Water Service Inc.	2,224	46,748
Consolidated Water Co. Ltd.	3,594	40,900
Dynegy Inc. (a)	25,666	98,814
El Paso Electric Co. (a)	10,532	203,794
Empire District Electric Co., The	10,330	193,894
Idacorp Inc.	11,755	391,089
Laclede Group Inc., The	5,588	185,130
MGE Energy Inc.	5,859	211,158
Middlesex Water Co.	3,353	53,145
New Jersey Resources Corp.	10,176	358,195
Nicor Inc.	11,488	465,264
Northwest Natural Gas Co.	6,775	295,187
NorthWestern Corp.	9,111	238,708
Piedmont Natural Gas Company Inc.	17,605	445,406
PNM Resources Inc.	21,370	238,917
Portland General Electric Co.	19,037	348,948
SJW Corp.	3,348	78,477
South Jersey Industries Inc.	7,598	326,410
Southwest Gas Corp.	11,124	328,158
Southwest Water Co.	6,615	69,325
UIL Holdings Corp.	7,458	186,674
Unisource Energy Corp.	8,811	265,916
Unitil Corp.	2,623	54,847
WGL Holdings Inc.	12,752	433,951

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
York Water Co.	3,000	$42,600

		7,529,259

Total Common Stocks
(cost $257,301,488)		231,789,708

Registered Investment Companies (0.92%)
Financials (0.92%)
American Capital Ltd. (a)	84,400	406,808
Apollo Investment Corp.	48,429	451,843
Arlington Asset Investment Corp. Class A	1,737	32,708
BlackRock Kelso Capital Corp.	14,200	140,154
Capital Southwest Corp.	757	66,548
Fifth Street Finance Corp.	11,500	126,845
Gladstone Capital Corp.	5,050	54,590
Gladstone Investment Corp.	5,110	29,791
Golub Capital BDC LLC Inc.	1,851	26,691
Harris & Harris Group Inc. (a)	6,600	26,994
Hercules Technology Growth Capital Inc.	9,048	83,332
Kayne Anderson Energy Development Co.	2,600	39,442
Main Street Capital Corp.	2,800	41,804
MCG Capital Corp.	20,058	96,880
Medallion Financial Corp.	3,600	23,760
MVC Capital Inc.	6,554	84,678
NGP Capital Resources Co.	5,276	37,829
PennantPark Investment Corp.	8,400	80,220
Prospect Capital Corp.	15,976	154,168
Solar Capital Ltd.	1,400	26,964
THL Credit Inc. (a)	2,262	26,013
TICC Capital Corp.	7,300	61,320
Triangle Capital Corp.	2,357	33,517

		2,152,899

Total Registered Investment Companies
(cost $2,722,671)		2,152,899

46	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Short-term Investments (2.50%)
JPMorgan U.S. Government Money Market Fund	5,209,791	$5,209,791

	Principal amount	Value
U.S. Treasury Bill (c)
0.210%, 11/18/2010	$680,000	$679,511

Total Short-term Investments
(cost $5,889,237)		5,889,302

TOTAL INVESTMENTS (102.00%)
(cost $265,913,396)		239,831,909
LIABILITIES, NET OF OTHER ASSETS (-2.00%)		(4,708,952)

NET ASSETS (100.00%)		$235,122,957

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2010, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.	47

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (a) (97.37%)
Australia (7.88%)
AGL Energy Ltd.	8,679	$106,745
Alumina Ltd.	48,848	61,821
Amcor Ltd.	24,311	129,568
AMP Ltd.	39,728	172,422
Aristocrat Leisure Ltd.	7,763	23,658
Arrow Energy Ltd. (b)	11,464	46,401
Asciano Group (b)	57,275	76,914
ASX Ltd.	3,342	81,526
Australia & New Zealand Banking Group Ltd.	49,640	891,603
AXA Asia Pacific Holdings Ltd.	20,062	91,783
Bendigo and Adelaide Bank Ltd.	7,024	47,875
BGP Holdings PLC (b) (c)	183,756	0
BHP Billiton Ltd.	65,589	2,040,445
Billabong International Ltd.	3,939	28,605
BlueScope Steel Ltd. (b)	35,892	62,397
Boral Ltd.	11,163	44,715
Brambles Ltd.	27,998	127,505
Caltex Australia Ltd.	2,825	22,166
CFS Retail Property Trust	33,654	53,195
Coca-Cola Amatil Ltd.	10,924	109,380
Cochlear Ltd.	1,111	69,203
Commonwealth Bank of Australia	30,035	1,214,240
Computershare Ltd.	8,717	77,090
Crown Ltd.	8,609	55,811
CSL Ltd.	10,900	297,608
CSR Ltd.	28,430	39,815
Dexus Property Group	95,930	61,556
Energy Resources of Australia Ltd.	1,423	15,714
Fairfax Media Ltd.	39,734	43,416
Fortescue Metals Group Ltd. (b)	24,374	82,663
Foster’s Group Ltd.	38,123	180,571
Goodman Fielder Ltd.	25,344	28,572
Goodman Group	123,846	65,503
GPT Group	33,723	78,738
Harvey Norman Holdings Ltd.	10,827	29,907
Incitec Pivot Ltd.	31,725	71,748
Insurance Australia Group Ltd.	40,057	113,946
Intoll Group	44,552	38,819
James Hardie Industries SE CDI (b)	8,492	43,974
Leighton Holdings Ltd.	2,610	62,773
Lend Lease Corp. Ltd.	10,521	64,069
Macarthur Coal Ltd.	2,459	24,574
Macquarie Group Ltd.	6,558	201,570
MAP Group	14,760	33,080
Metcash Ltd.	15,386	54,078
Mirvac Group	58,251	63,616
National Australia Bank Ltd.	41,553	803,396
Newcrest Mining Ltd.	9,499	277,148
Onesteel Ltd.	26,354	65,204
Orica Ltd.	7,006	147,374
Origin Energy Ltd.	17,002	212,112
OZ Minerals Ltd. (b)	58,903	46,650
Paladin Energy Ltd. (b)	12,671	37,730
Qantas Airways Ltd. (b)	21,256	38,965

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
QBE Insurance Group Ltd.	19,965	$302,950
Rio Tinto Ltd.	8,514	468,222
Santos Ltd.	16,177	169,058
Sims Metal Management Ltd.	3,177	45,142
Sonic Healthcare Ltd.	7,081	61,618
SP Ausnet	28,464	18,276
Stockland	46,993	145,848
Suncorp-Metway Ltd.	24,550	164,244
Tabcorp Holding Ltd.	12,347	65,436
Tatts Group Ltd.	24,766	46,436
Telstra Corp. Ltd.	84,441	230,165
Toll Holdings Ltd.	13,244	60,313
Transurban Group	24,943	88,539
Wesfarmers Ltd.	19,597	468,395
Wesfarmers Ltd. PPS	2,984	71,553
Westfield Group	42,812	435,045
Westpac Banking Corp.	58,176	1,025,437
Woodside Petroleum Ltd.	10,645	370,013
Woolworths Ltd.	24,321	550,505
WorleyParsons Ltd.	3,757	69,124

		13,816,276

Austria (0.29%)
Erste Group Bank AG	3,666	116,316
Immoeast Interim Shares (b) (c)	8,216	0
Immofinanz AG (b)	19,528	50,140
Immofinanz AG Interim Shares (b) (c)	7,204	0
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	1,437	43,970
OMV AG	2,980	89,491
Raiffeisen International Bank Holding AG (b)	1,100	41,779
Telekom Austria AG	6,495	72,223
Vienna Insurance Group	730	30,302
VoestAlpine AG	2,208	60,134

		504,355

Belgium (0.93%)
Ageas	43,871	97,627
Anheuser-Busch InBev NV	14,077	676,839
Belgacom SA	3,020	94,954
Colruyt SA	299	70,337
Compagnie Nationale a Portefeuille	525	22,334
Delhaize Group	1,964	142,519
Dexia SA (b)	10,892	38,008
Groupe Bruxelles Lambert SA	1,544	107,064
KBC GROEP NV (b)	3,112	119,284
Mobistar SA	491	26,088
Solvay SA	1,176	100,422
UCB SA	1,993	62,588
Umicore	2,263	65,290

		1,623,354

48	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (0.99%)
A P Moller-Maersk A/S Class A	11	$83,660
A P Moller-Maersk A/S Class B	26	204,771
Carlsberg A/S Class B	2,093	159,505
Coloplast A/S Class B	423	41,987
Danske Bank A/S (b)	8,935	171,931
DSV A/S	3,960	57,014
Novo Nordisk A/S Class B	8,520	688,354
Novozymes A/S B Shares	916	97,742
Tryg A/S	462	24,340
Vestas Wind Systems A/S (b)	4,012	166,964
William DeMant Holding (b)	484	35,401

		1,731,669

Finland (1.01%)
Elisa OYJ (b)	2,608	45,108
Fortum OYJ	8,577	188,271
Kesko OYJ	1,244	40,239
Kone Corp. OYJ Class B	3,074	122,392
Metso OYJ	2,514	80,565
Neste Oil OYJ	2,575	37,362
Nokia OYJ	73,130	596,068
Nokian Renkaat OYJ	2,164	52,960
Orion OYJ Class B	1,774	33,179
Outokumpu OYJ	2,625	39,442
Pohjola Bank PLC	2,708	27,498
Rautaruukki OYJ	1,714	24,981
Sampo OYJ A Shares	8,132	171,452
Sanoma OYJ	1,601	27,642
Stora Enso OYJ R Shares	11,310	81,723
UPM-Kymmene OYJ	10,269	135,954
Wartsila OYJ Class B	1,515	68,890

		1,773,726

France (9.29%)
Accor SA (b)	2,885	133,562
Aeroports de Paris (ADP)	610	39,134
Air France-KLM (b)	2,563	30,472
Air Liquide SA	5,508	556,234
Alcatel-Lucent (b)	45,554	116,009
Alstom SA	3,970	179,751
Atos Origin SA (b)	891	35,776
AXA SA	33,479	511,461
Beni Stabili SpA (b)	2,766	2,097
bioMerieux	221	22,690
BNP Paribas	18,531	996,981
Bouygues SA	4,517	174,363
Bureau Veritas SA	958	51,886
Cap Gemini SA	2,819	123,894
Carrefour SA	11,711	464,546
Casino Guichard Perrachon SA	1,087	82,487
Christian Dior SA	1,255	120,457
CNP Assurances	737	50,140
Compagnie de Saint-Gobain	7,460	277,993
Compagnie Generale de Geophysique-Veritas (b)	2,735	48,655

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Compagnie Generale des Etablissements Michelin Class B	2,900	$202,049
Credit Agricole SA	18,288	189,741
DANONE SA	11,386	610,405
Dassault Systemes SA	1,150	69,667
Eiffage SA	792	34,382
Electricite de France	5,056	192,364
Eramet	97	23,975
Essilor International SA	3,963	235,501
Eurazeo	568	32,584
European Aeronautic Defence and Space Co. NV (b)	8,031	163,895
Eutelsat Communications	1,935	64,779
Fonciere des Regions	461	38,002
France Telecom SA	36,258	628,892
GDF Suez	24,313	691,719
Gecina SA	370	33,425
Groupe Eurotunnel SA	9,400	63,527
Hermes International SCA	1,038	137,604
ICADE	451	38,064
Iliad SA	316	24,539
Imerys SA	761	38,723
Ipsen SA	618	18,816
JC Decaux SA (b)	1,333	31,058
Klepierre	1,709	47,218
Lafarge SA	3,940	214,839
Lagardere SCA	2,310	72,047
Legrand SA	2,557	75,792
L’Oreal SA	4,710	461,156
LVMH Moet Hennessy Louis Vuitton SA	4,784	520,704
M6 Metropole Television SA	1,286	26,004
Natixis (b)	16,715	72,584
Neopost SA	591	42,796
PagesJaunes Groupe	2,658	27,396
Pernod Ricard SA	3,868	300,022
Peugeot SA (b)	2,951	75,008
PPR SA	1,498	186,086
Publicis Groupe	2,504	99,884
Renault SA (b)	3,791	140,522
Safran SA	3,239	90,353
Sanofi-Aventis	20,634	1,242,729
Schneider Electric SA	4,769	481,669
SCOR SE	3,304	63,104
SES FDR	5,855	121,764
Societe BIC SA	555	39,417
Societe Generale	12,284	505,473
Societe Television Francaise 1	2,151	28,025
Sodexo	1,878	104,223
STMicroelectronics NV	12,436	98,772
Suez Environnement Co.	5,183	85,531
Technip SA	1,934	110,926
Thales SA	1,680	54,237
Total SA	41,343	1,845,501
Unibail-Rodamco SE	1,782	290,434
Vallourec SA	1,090	187,929

See accompanying notes to financial statements.	49

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Veolia Environnement	6,766	$158,953
Vinci SA	8,509	353,308
Vivendi	23,922	486,145

		16,292,850

Germany (7.20%)
Adidas AG	4,082	197,630
Allianz SE Reg.	8,880	878,883
BASF SE	17,944	980,466
Bayer AG	16,175	903,882
Bayerische Motoren Werke (BMW) AG	6,449	313,270
Beiersdorf AG	1,963	108,319
Celesio AG	1,452	31,662
Commerzbank AG (b)	14,046	98,052
Continental AG (b)	969	50,300
Daimler AG Registered Shares (b)	17,615	891,063
Deutsche Bank AG Reg.	12,133	681,500
Deutsche Boerse AG	3,793	230,438
Deutsche Lufthansa AG Reg. (b)	4,325	59,791
Deutsche Post AG	16,430	239,551
Deutsche Postbank AG (b)	1,741	50,464
Deutsche Telekom AG	55,254	652,304
E.On AG	35,207	946,653
Fraport AG	731	31,089
Fresenius Medical Care AG & Co. KGaA	3,836	206,970
Fresenius SE	567	37,587
GEA Group AG	3,323	66,137
Hannover Rueckversicherung AG Reg.	1,196	51,255
HeidelbergCement AG	2,788	131,763
Henkel AG & Co. KGaA	2,555	104,571
Hochtief AG	899	53,675
Infineon Technologies AG (b)	21,442	124,308
K+S Group AG	2,799	128,632
Linde AG	3,294	346,363
Man Group PLC	33,793	112,021
Merck KGaA	1,295	94,694
Metro AG	2,527	128,931
Muenchener Rueckversicherungs Gesellschaft AG Reg.	3,861	484,798
Puma AG Rudolf Dassler Sport	98	26,046
QIAGEN NV (b)	4,488	87,314
RWE AG	8,182	535,396
Salzgitter AG	848	50,535
SAP AG	16,732	744,025
Siemens AG Reg.	16,078	1,438,011
Suedzucker AG	1,382	24,969
ThyssenKrupp AG	6,603	162,719
TUI AG (b)	2,691	23,647
United Internet AG Reg.	2,199	24,080
Volkswagen AG	581	49,290
Wacker Chemie AG	323	46,787

		12,629,841

Greece (0.28%)
Alpha Bank AE (b)	9,983	48,791

	Shares	Value
Common Stocks (Cont.)
Greece (Cont.)
Bank of Cyprus Public Company Ltd.	11,432	$45,783
Coca-Cola Hellenic Bottling Co. SA	3,632	77,838
EFG Eurobank Ergasias (b)	6,342	28,163
Hellenic Telecommunications Organization SA (b)	4,860	36,535
National Bank of Greece SA (b)	11,960	128,779
OPAP SA	4,510	56,114
Piraeus Bank SA (b)	6,792	28,667
Public Power Corp. SA (b)	2,317	33,222

		483,892

Hong Kong (2.51%)
ASM Pacific Technology Ltd.	4,000	31,075
Bank of East Asia Ltd.	29,649	106,961
BOC Hong Kong Holdings Ltd.	71,500	162,839
Cathay Pacific Airways Ltd.	24,494	48,442
Cheung Kong Holdings Ltd.	27,364	315,802
Cheung Kong Infrastructure Holdings Ltd.	9,175	33,987
CLP Holdings Ltd.	37,505	271,465
Esprit Holdings Ltd.	22,359	120,098
Foxconn International Holdings Ltd. (b)	42,000	27,190
Hang Lung Group Ltd.	16,000	86,227
Hang Lung Properties Ltd.	41,000	156,823
Hang Seng Bank Ltd.	14,743	197,118
Henderson Land Development Co. Ltd.	20,755	121,563
Hong Kong & China Gas Co. Ltd.	85,272	210,857
Hong Kong Exchanges & Clearing Ltd.	20,000	311,929
Hongkong Electric Holdings Ltd.	26,982	160,713
Hopewell Holdings Ltd.	12,000	33,891
Hutchison Whampoa Ltd.	41,700	256,624
Hysan Development Co. Ltd.	12,577	35,553
Kerry Properties Ltd.	13,657	59,011
Li & Fung Ltd.	44,620	199,629
Lifestyle International Holdings Ltd.	10,500	20,316
Link REIT, The	43,586	108,153
Mongolia Energy Corp. Ltd. (b)	59,958	20,860
MTR Corp.	27,603	94,132
New World Development Co. Ltd.	47,978	77,890
NWS Holdings Ltd.	16,000	28,919
Orient Overseas International Ltd. (b)	4,400	31,453
PCCW Ltd.	68,000	19,837
Sands China Ltd. (b)	39,653	58,606
Shangri-La Asia Ltd.	26,108	48,188
Sino Land Co. Ltd.	34,870	62,317
Sun Hung Kai Properties Ltd.	27,000	369,251
Swire Pacific Ltd. Class A	14,821	168,237
Television Broadcasts Ltd.	6,000	27,823
Wharf Holdings Ltd.	27,000	130,803
Wheelock and Co. Ltd.	18,000	50,744
Wing Hang Bank Ltd.	3,718	36,300
Wynn Macau Ltd. (b)	29,936	48,818
Yue Yuen Industrial Holdings Ltd.	14,000	43,454

		4,393,898

50	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Ireland (0.28%)
Anglo Irish Bank Corporation Ltd. (b) (c)	15,614	$0
CRH PLC (Dublin)	13,698	284,140
Elan Corp. PLC (b)	9,533	43,272
Governor and Company of the Bank of Ireland, The (b)	66,436	53,221
Kerry Group PLC Class A	2,787	77,425
Ryanair Holdings PLC (b)	7,328	32,151

		490,209

Israel (0.84%)
Bank Hapoalim B.M. (b)	19,327	69,612
Bank Leumi Le-Israel (b)	22,984	81,900
Bezeq Israeli Telecommunication Corporation Ltd.	33,862	74,019
Cellcom Israel Ltd.	971	24,183
Delek Group Ltd.	78	16,165
Discount Investment Corp. Reg.	500	7,909
Elbit Systems Ltd.	455	23,095
Israel Chemicals Ltd.	8,642	90,030
Israel Corporation Ltd., The (b)	45	27,906
Israel Discount Bank Class A (b)	10,433	17,641
Makhteshim-Agan Industries Ltd.	4,697	15,674
Mizrahi Tefahot Bank Ltd. (b)	2,374	17,276
NICE Systems Ltd. (b)	1,215	30,834
Ormat Industries Ltd.	1,197	8,856
Partner Communications Company Ltd.	1,670	25,633
Teva Pharmaceutical Industries Ltd.	18,161	948,862

		1,479,595

Italy (2.77%)
A2A SpA	20,416	27,871
Assicurazioni Generali SpA	22,863	398,668
Atlantia SpA	4,717	83,598
Autogrill SpA (b)	2,144	25,635
Banca Carige SpA	10,512	20,535
Banca Monte Dei Paschi di Siena SpA (b)	43,130	48,801
Banca Popolare di Milano Scarl	7,817	32,181
Banco Popolare Societa Cooperativa	12,247	67,144
Enel SpA	128,578	544,420
Eni SpA	50,956	935,351
EXOR SpA	1,287	21,637
Fiat SpA	15,079	154,885
Finmeccanica SpA	7,705	79,874
Intesa Sanpaolo	150,197	395,573
Intesa Sanpaolo RSP	18,229	36,308
Luxottica Group SpA	2,324	56,268
Mediaset SpA	14,001	79,618
Mediobanca SpA (b)	9,401	70,027
Mediolanum SpA	4,581	17,896
Parmalat SpA	33,164	77,084
Pirelli & Co. SpA	53,335	29,371
Prysmian SpA	3,548	50,921

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Saipem SpA	5,158	$157,103
Snam Rete Gas SpA	27,921	111,427
Telecom Italia RNC SpA	116,518	106,434
Telecom Italia SpA	183,259	202,382
Tenaris SA	9,333	160,974
Terna - Rete Elettrica Nationale SpA	24,998	89,974
UBI Banca - Unione di Banche Italiane ScpA	11,953	102,917
UniCredit SpA	301,304	666,495

		4,851,372

Japan (22.75%)
77 Bank Ltd., The	7,000	37,600
ABC-Mart Inc.	500	19,614
Acom Co. Ltd.	860	11,113
Advantest Corp.	3,100	64,783
Aeon Co. Ltd.	11,800	124,860
Aeon Credit Service Co. Ltd.	1,700	15,140
Aeon Mall Co. Ltd.	1,600	31,697
Air Water Inc.	2,769	30,233
Aisin Seiki Co. Ltd.	3,700	99,613
Ajinomoto Co. Inc.	13,000	117,614
Alfresa Holdings Corp.	800	38,665
All Nippon Airways Co. Ltd. (b)	17,000	53,887
Amada Co. Ltd.	7,000	46,013
Aozora Bank Ltd.	8,000	10,360
Asahi Breweries Ltd.	7,600	128,752
Asahi Glass Co. Ltd.	20,000	187,797
Asahi Kasei Corp.	25,000	130,609
ASICS Corp.	3,000	27,468
Astellas Pharma Inc.	8,898	298,134
Bank of Kyoto Ltd., The	7,000	57,626
Bank of Yokohama Ltd., The	24,000	109,787
Benesse Holdings Inc.	1,400	63,732
Bridgestone Corp.	12,700	200,815
Brother Industries Ltd.	4,700	48,792
Canon Inc.	22,200	827,382
Canon Marketing Japan Inc.	1,200	16,889
Casio Computer Co. Ltd.	4,800	28,830
Central Japan Railway Co.	29	239,449
Chiba Bank Ltd., The	15,000	90,557
Chiyoda Corp.	3,077	22,345
Chubu Electric Power Co. Inc.	13,000	322,613
Chugai Pharmaceutical Co. Ltd.	4,300	76,539
Chugoku Bank Ltd., The	3,000	35,350
Chugoku Electric Power Company Inc., The	5,900	121,519
Chuo Mitsui Trust Holdings Inc.	20,000	70,529
Citizen Holdings Co. Ltd.	4,800	29,323
Coca-Cola West Co. Ltd.	1,000	16,524
Cosmo Oil Co. Ltd.	11,000	26,266
Credit Saison Co. Ltd.	2,800	29,305
Dai Nippon Printing Co. Ltd.	11,000	126,954
Daicel Chemical Industries Ltd.	5,000	33,733
Daido Steel Co. Ltd.	5,000	21,382

See accompanying notes to financial statements.	51

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Daihatsu Motor Co. Ltd.	4,000	$37,229
Dai-ichi Life Insurance Company Ltd.	157	217,703
Daiichi Sankyo Co. Ltd.	13,140	234,758
Daikin Industries Ltd.	4,600	140,255
Dainippon Sumitomo Pharma Co. Ltd.	3,000	22,971
Daito Trust Construction Co. Ltd.	1,500	84,943
Daiwa House Industry Co. Ltd.	9,000	80,965
Daiwa Securities Group Inc.	33,000	139,324
DeNA Co. Ltd.	1,500	39,606
Denki Kagaku Kogyo KK	9,000	41,891
Denso Corp.	9,500	262,570
Dentsu Inc.	3,316	87,577
Dowa Holdings Co. Ltd.	5,200	24,913
East Japan Railway Co.	6,613	440,330
Eisai Co. Ltd.	5,000	165,904
Electric Power Development Co. Ltd.	2,300	72,952
Elpida Memory Inc. (b)	3,500	53,772
FamilyMart Co. Ltd.	1,300	42,930
Fanuc Ltd.	3,800	429,106
Fast Retailing Co. Ltd.	1,000	151,315
Fuji Electric Holdings Co. Ltd.	12,000	34,552
Fuji Heavy Industries Ltd. (b)	12,000	64,285
Fuji Media Holdings Inc.	8	11,485
FUJIFILM Holdings Corp.	9,100	262,985
Fujitsu Ltd.	36,000	225,030
Fukuoka Financial Group Inc.	15,000	62,440
Furukawa Electric Co. Ltd.	12,000	52,355
GS Yuasa Corp.	7,000	45,806
Gunma Bank Ltd.	8,000	42,423
Hachijuni Bank Ltd., The	8,549	47,992
Hakuhodo DY Holdings Inc.	490	24,549
Hankyu Hanshin Holdings Inc.	22,000	97,084
Hino Motors Ltd.	5,000	24,653
Hirose Electric Co. Ltd.	700	64,108
Hiroshima Bank Ltd., The	10,000	39,968
Hisamitsu Pharmaceutical Co. Inc.	1,300	51,565
Hitachi Chemical Co. Ltd.	2,100	39,014
Hitachi Construction Machinery Co. Ltd.	1,900	34,982
Hitachi High-Technologies Corp.	1,200	22,045
Hitachi Ltd. (b)	88,000	319,643
Hitachi Metals Ltd.	3,000	30,372
Hokkaido Electric Power Co. Inc.	3,600	77,551
Hokuhoku Financial Group Inc.	26,000	47,762
Hokuriku Electric Power Co.	3,500	76,753
Honda Motor Co. Ltd.	32,300	948,743
Hoya Corp.	8,500	180,860
Ibiden Co. Ltd.	2,500	67,346
Idemitsu Kosan Co. Ltd.	400	30,118
IHI Corp.	25,000	39,783
INPEX Corp.	16	88,744
Isetan Mitsukoshi Holdings Ltd.	7,240	70,580
Isuzu Motors Ltd.	23,000	69,115
Ito En Ltd.	1,000	15,296
Itochu Corp.	29,400	229,833

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Itochu Techno-Solutions Corp.	600	$21,926
Iyo Bank Ltd., The	5,000	46,497
J. Front Retailing Co. Ltd.	9,600	46,203
JAFCO Co. Ltd.	700	15,485
Japan Petroleum Exploration Co.	600	24,479
Japan Prime Realty Investment Corp.	13	27,384
Japan Real Estate Investment Corp.	10	81,456
Japan Retail Fund Investment Corp.	31	37,756
Japan Steel Works Ltd., The	6,000	52,739
Japan Tobacco Inc.	88	273,776
JFE Holdings Inc.	9,000	278,433
JGC Corp.	4,000	60,697
Joyo Bank Ltd., The	13,000	51,543
JS Group Corp.	4,800	91,621
JSR Corp.	3,500	58,792
JTEKT Corp.	3,600	33,293
Jupiter Telecommunications Co. Ltd.	48	45,955
JX Holdings Inc. (b)	44,100	217,969
Kajima Corp.	17,000	38,541
Kamigumi Co. Ltd.	5,000	38,366
Kaneka Corp.	6,000	34,807
Kansai Electric Power Company Inc., The	14,800	360,946
Kansai Paint Co. Ltd.	4,000	34,336
Kao Corp.	10,500	247,053
Kawasaki Heavy Industries Ltd.	28,000	67,889
Kawasaki Kisen Kaisha Ltd. (b)	13,000	52,862
KDDI Corp.	57	271,701
Keihin Electric Express Railway Co. Ltd.	9,000	79,542
Keio Corp.	11,000	71,021
Keisei Electric Railway Co. Ltd.	5,000	27,955
Keyence Corp.	770	178,057
Kikkoman Corp.	3,000	31,321
Kinden Corp.	2,000	17,031
Kintetsu Corp.	32,000	97,644
Kirin Holdings Co. Ltd.	16,000	201,433
Kobe Steel Ltd.	48,000	91,433
Koito Manufacturing Company Ltd.	1,924	28,333
Komatsu Ltd.	18,600	334,914
Konami Corp.	1,700	26,219
Konica Minolta Holdings Inc.	9,500	91,393
Kubota Corp.	23,000	176,417
Kuraray Co. Ltd.	7,000	82,121
Kurita Water Industries Ltd.	2,200	60,117
Kyocera Corp.	3,200	259,060
Kyowa Hakko Kirin Co. Ltd.	5,000	47,419
Kyushu Electric Power Co. Inc.	7,500	168,207
Lawson Inc.	1,200	52,485
Mabuchi Motor Co. Ltd.	500	22,829
Makita Corp.	2,200	58,872
Marubeni Corp.	32,000	164,045
Marui Group Co. Ltd.	4,400	29,638
Maruichi Steel Tube Ltd.	1,000	19,128
Matsui Securities Co. Ltd.	2,600	15,875

52	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Mazda Motor Corp.	29,000	$67,769
McDonald’s Holdings Company Ltd. (Japan)	1,300	29,110
MEDIPAL HOLDINGS CORP.	2,900	34,444
MEIJI Holdings Company Ltd.	1,368	55,969
Minebea Co. Ltd.	7,000	38,778
Mitsubishi Chemical Holdings Corp.	23,500	107,264
Mitsubishi Corp.	26,600	550,312
Mitsubishi Electric Corp.	38,000	296,587
Mitsubishi Estate Co. Ltd.	23,000	320,198
Mitsubishi Gas Chemical Co. Inc.	8,000	38,790
Mitsubishi Heavy Industries Ltd.	60,000	206,985
Mitsubishi Logistics Corp.	2,000	22,289
Mitsubishi Materials Corp. (b)	21,000	55,818
Mitsubishi Motors Corp. (b)	76,000	96,138
Mitsubishi Tanabe Pharma Corp.	4,000	60,944
Mitsubishi UFJ Financial Group Inc.	249,100	1,131,089
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,160	39,129
Mitsui & Co. Ltd.	34,000	396,636
Mitsui Chemicals Inc.	17,000	47,510
Mitsui Engineering & Shipbuilding Co. Ltd.	14,000	28,277
Mitsui Fudosan Co. Ltd.	16,000	222,695
Mitsui Mining & Smelting Co. Ltd.	11,000	29,029
Mitsui OSK Lines Ltd.	22,000	145,457
Mitsui Sumitomo Insurance Group Holdings Inc.	10,400	222,594
Mitsumi Electric Co. Ltd.	1,700	28,839
Mizuho Financial Group Inc.	269,599	442,361
Mizuho Securities Co. Ltd.	12,000	26,754
Mizuho Trust & Banking Co. Ltd. (b)	28,000	24,078
Murata Manufacturing Co. Ltd.	4,000	190,752
Namco Bandai Holdings Inc.	3,500	30,776
NEC Corp.	51,000	132,389
NGK Insulators Ltd.	5,000	77,875
NGK Spark Plug Co. Ltd.	3,000	37,244
NHK Spring Co. Ltd.	3,000	27,441
Nidec Corp.	2,200	184,178
Nikon Corp.	6,200	106,850
Nintendo Co. Ltd.	1,900	557,857
Nippon Building Fund Inc.	10	79,345
Nippon Electric Glass Co. Ltd.	6,500	74,454
Nippon Express Co. Ltd.	17,000	76,603
Nippon Meat Packers Inc.	4,000	49,375
Nippon Paper Group Inc.	2,000	55,358
Nippon Sheet Glass Co. Ltd.	12,000	29,357
Nippon Steel Corp.	100,000	330,544
Nippon Telegraph & Telephone Corp.	10,213	416,036
Nippon Yusen Kabushiki Kaish	30,000	109,328
Nishi-Nippon City Bank Ltd., The	14,000	40,094
Nissan Chemical Industries Ltd.	3,000	33,525
Nissan Motor Co. Ltd. (b)	48,900	340,759
Nissha Printing Company Ltd.	533	14,241
Nisshin Seifun Group Inc.	3,800	42,907
Nisshin Steel Co. Ltd.	12,000	19,080
Nisshinbo Holdings Inc.	3,000	28,757

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nissin Foods Holdings Co. Ltd.	1,300	$47,720
Nitori Co. Ltd.	750	64,649
Nitto Denko Corp.	3,200	104,971
NKSJ Holdings Inc. (b)	27,000	161,545
NOK Corp.	2,000	31,760
Nomura Holdings Inc.	69,200	378,073
Nomura Real Estate Holdings Inc.	1,800	22,527
Nomura Real Estate Office Fund Inc.	5	24,892
Nomura Research Institute Ltd.	2,000	42,459
NSK Ltd.	8,000	55,561
NTN Corp.	9,000	36,843
NTT Data Corp.	25	92,280
NTT DoCoMo Inc.	301	455,801
NTT Urban Development Corp.	23	18,272
Obayashi Corp.	13,000	51,538
OBIC Co. Ltd.	120	23,163
Odakyu Electric Railway Co. Ltd.	12,000	103,011
Oji Paper Co. Ltd.	17,000	83,350
Olympus Corp.	4,300	101,862
Omron Corp.	4,000	87,198
Ono Pharmaceutical Co. Ltd.	1,600	64,861
Oracle Corp. Japan	700	34,398
Oriental Land Co. Ltd.	1,000	83,573
Orix Corp.	2,070	149,961
Osaka Gas Co. Ltd.	38,000	137,065
OTSUKA Corp.	300	19,120
Panasonic Corp.	38,400	479,495
Panasonic Electric Works Co. Ltd.	7,400	72,738
Rakuten Inc.	138	99,710
Resona Holdings Inc.	11,895	145,166
Ricoh Co. Ltd.	13,000	165,770
RINNAI Corp.	700	35,931
Rohm Co. Ltd.	1,900	114,093
Sankyo Co. Ltd.	1,000	45,202
Santen Pharmaceutical Co. Ltd.	1,400	50,444
Sanyo Electric Co. Ltd. (b)	35,000	45,033
Sapporo Hokuyo Holdings Inc.	6,300	27,789
Sapporo Holdings Ltd.	5,000	21,493
SBI Holdings Inc.	318	39,505
Secom Co. Ltd.	4,100	182,065
Sega Sammy Holdings Inc.	3,826	54,959
Seiko Epson Corp.	2,600	33,603
Sekisui Chemical Co. Ltd.	8,000	49,903
Sekisui House Ltd.	11,000	94,078
Senshu Ikeda Holdings Inc.	13,079	19,045
Seven & I Holdings Co. Ltd.	14,980	343,211
Seven Bank Ltd.	11	19,965
Sharp Corp.	20,000	210,973
Shikoku Electric Power Co. Inc.	3,600	102,959
Shimadzu Corp.	5,000	37,689
Shimamura Co. Ltd.	500	45,209
Shimano Inc.	1,300	55,779
Shimizu Corp.	12,000	41,012
Shin-Etsu Chemical Co. Ltd.	8,000	371,962
Shinko Electric Industries Co. Ltd.	1,300	16,894
Shinsei Bank Ltd. (b)	16,000	13,526

See accompanying notes to financial statements.	53

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Shionogi & Co. Ltd.	5,700	$118,171
Shiseido Co. Ltd.	6,800	149,881
Shizuoka Bank Ltd., The	12,000	104,581
Showa Denko K.K.	28,000	50,570
Showa Shell Sekiyu K.K.	3,400	23,443
SMC Corp.	1,100	147,149
Softbank Corp.	15,900	421,720
Sojitz Corp.	25,200	39,383
Sony Corp.	19,600	522,791
Sony Financial Holdings Inc.	17	56,708
Square Enix Holdings Co. Ltd.	1,200	22,104
Stanley Electric Co. Ltd.	2,800	46,369
SUMCO Corp. (b)	2,300	38,120
Sumitomo Chemical Co. Ltd.	31,000	119,975
Sumitomo Corp.	22,200	221,711
Sumitomo Electric Industries Ltd.	14,700	171,313
Sumitomo Heavy Industries Ltd.	11,000	64,543
Sumitomo Metal Industries Ltd.	66,000	149,229
Sumitomo Metal Mining Co. Ltd.	10,000	124,751
Sumitomo Mitsui Financial Group Inc.	26,289	744,040
Sumitomo Realty & Development Co. Ltd.	7,000	118,943
Sumitomo Rubber Industries Ltd.	3,500	30,870
Sumitomo Trust & Banking Co. Ltd.	28,000	142,552
Suruga Bank Ltd.	4,000	36,303
Suzuken Co. Ltd.	1,280	42,845
Suzuki Motor Corp.	6,300	123,640
Sysmex Corp.	668	37,938
T&D Holdings Inc.	5,350	114,396
Taiheiyo Cement Corp. (b)	17,000	21,466
Taisei Corp.	21,000	42,001
Taisho Pharmaceutical Co. Ltd.	3,000	59,181
Taiyo Nippon Sanso Corp.	5,000	39,705
Takashimaya Co. Ltd.	5,000	39,856
Takeda Pharmaceutical Co. Ltd.	14,700	631,404
TDK Corp.	2,400	131,333
Teijin Ltd.	18,000	53,441
Terumo Corp.	3,300	158,036
THK Co. Ltd.	2,400	49,654
Tobu Railway Co. Ltd.	16,000	86,179
Toho Co. Ltd.	1,900	31,499
Toho Gas Co. Ltd.	8,000	42,673
Tohoku Electric Power Co. Inc.	8,300	178,188
Tokio Marine Holdings Inc.	14,200	373,316
Tokuyama Corp.	6,000	26,409
Tokyo Electric Power Company Inc., The	23,800	647,442
Tokyo Electron Ltd.	3,300	177,762
Tokyo Gas Co. Ltd.	51,000	232,822
Tokyo Steel Manufacturing Co. Ltd.	1,800	20,809
Tokyo Tatemono Co. Ltd.	8,000	24,654
Tokyu Corp.	22,000	89,544
Tokyu Land Corp.	9,000	31,461
TonenGeneral Sekiyu KK	5,000	43,261
Toppan Printing Co. Ltd.	11,000	86,983
Toray Industries Inc.	28,000	134,206

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toshiba Corp. (b)	79,000	$391,332
Tosoh Corp.	9,000	23,298
Toto Ltd.	6,000	39,855
Toyo Seikan Kaisha Ltd.	3,100	45,236
Toyo Suisan Kaisha Ltd.	2,000	47,735
Toyoda Gosei Co. Ltd.	1,200	29,761
Toyota Boshoku Corp.	1,400	20,441
Toyota Industries Corp.	3,600	91,354
Toyota Motor Corp.	53,900	1,851,931
Toyota Tsusho Corp.	4,200	59,865
Trend Micro Inc.	2,000	54,049
Tsumura & Co.	1,100	33,680
UBE Industries Ltd.	19,000	44,924
Unicharm Corp.	800	90,213
UNY Co. Ltd.	3,800	28,875
Ushio Inc.	2,000	30,811
USS Co. Ltd.	420	30,002
West Japan Railway Co.	33	120,677
Yahoo! Japan Corp.	287	114,391
Yakult Honsha Co. Ltd.	1,800	48,965
Yamada Denki Co. Ltd.	1,610	105,197
Yamaguchi Financial Group Inc.	4,000	38,228
Yamaha Corp.	2,900	29,612
Yamaha Motor Co. Ltd. (b)	5,000	66,101
Yamato Holdings Co. Ltd.	7,800	103,237
Yamato Kogyo Co. Ltd.	800	19,940
Yamazaki Baking Co. Ltd.	2,000	26,972
Yaskawa Electric Corp.	4,000	29,673
Yokogawa Electric Corp.	4,200	25,998

		39,888,340

Netherlands (2.84%)
Aegon NV (b)	30,164	160,226
Akzo Nobel NV	4,546	236,278
ArcelorMittal	16,766	449,694
ASML Holding NV - NY Reg.	8,401	231,194
Corio NV	1,163	56,476
Delta Lloyd NV	1,544	26,021
Fugro NV	1,297	59,918
Heineken Holding NV	2,185	79,823
Heineken NV	4,767	202,060
ING Groep NV (b)	74,862	554,017
Koninklijke Ahold NV	23,481	290,457
Koninklijke Boskalis Westminster NV CVA	1,343	52,181
Koninklijke DSM NV	3,061	121,681
Koninklijke KPN NV	31,834	405,772
Koninklijke Philips Electronics NV	19,043	568,663
Koninklijke Vopak NV	1,370	50,205
Randstad Holding NV (b)	2,202	86,528
Reed Elsevier NV	13,416	148,518
SBM Offshore NV	3,176	45,436
TNT NV	7,224	181,952
Unilever NV CVA	31,829	869,225

54	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Wolters Kluwer - CVA	5,640	$108,158

		4,984,483

New Zealand (0.11%)
Auckland International Airport Ltd.	18,043	23,067
Contact Energy Ltd. (b)	6,557	25,506
Fletcher Building Ltd.	12,031	64,382
Sky City Entertainment Group Ltd.	12,081	23,538
Telecom Corp. of New Zealand Ltd.	36,499	47,002

		183,495

Norway (0.70%)
Aker Solutions ASA	3,204	36,634
DnB NOR ASA	19,005	182,794
Norsk Hydro ASA	13,716	61,939
Norsk Hydro ASA Rights (b)	4,174	2,155
Orkla ASA	15,094	96,528
Renewable Energy Corp. AS (b)	9,795	23,160
SeaDrill Ltd.	5,473	98,722
Statoil ASA	21,751	419,029
Telenor ASA	16,358	206,067
Yara International ASA	3,708	104,230

		1,231,258

Portugal (0.27%)
Banco Comercial Portugues SA - R	54,926	41,244
Banco Espirito Santo SA Reg.	10,333	40,772
Brisa Auto-Estradas de Portugal SA	3,802	23,010
CIMPOR-Cimentos de Portugal SGPS SA	4,266	23,971
EDP Renovaveis SA (b)	4,124	24,288
Energias de Portugal SA	33,478	99,632
Galp Energia SGPS SA B Shares	4,538	67,784
Jeronimo Martins SGPS SA	4,129	37,831
Portugal Telecom SGPS SA	11,569	115,631

		474,163

Singapore (1.67%)
Ascendas Real Estate Investment Trust	30,000	38,743
Capitaland Ltd.	50,000	127,497
Capitamall Trust	45,000	58,667
CapitaMalls Asia Ltd.	26,807	40,080
City Developments Ltd.	11,000	86,586
Comfortdelgro Corp. Ltd.	36,000	37,335
Cosco Corp. Singapore Ltd.	22,000	23,142
DBS Group Holdings Ltd.	33,333	323,493
Fraser and Neave Ltd.	18,894	69,090
Genting Singapore PLC (b)	118,000	97,599
Golden Agri-Resources Ltd.	125,330	46,985
Jardine Cycle & Carriage Ltd.	1,863	39,646
Keppel Corp. Ltd.	25,000	150,939
Keppel Land Ltd.	14,101	38,911
K-Green Trust (b)	5,000	3,752

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
Neptune Orient Lines Ltd. (b)	17,000	$24,012
Noble Group Ltd.	57,800	69,862
Olam International Ltd.	24,798	45,516
Oversea-Chinese Banking Corporation Ltd.	48,193	303,477
Sembcorp Industries Ltd.	20,220	58,473
Sembcorp Marine Ltd.	16,800	45,910
Singapore Airlines Ltd.	10,267	106,460
Singapore Exchange Ltd.	17,000	89,152
Singapore Press Holdings Ltd.	30,000	80,755
Singapore Technologies Engineering Ltd.	32,000	74,808
Singapore Telecommunications Ltd.	156,450	338,231
StarHub Ltd.	12,000	19,293
United Overseas Bank Ltd.	23,938	333,022
UOL Group Ltd.	8,639	23,268
Wilmar International Ltd.	25,000	102,289
Yangzijiang Shipbuilding Holdings Ltd.	27,548	26,276

		2,923,269

Spain (3.38%)
Abertis Infraestructuras SA	5,716	82,161
Acciona SA	520	39,575
Acerinox SA	1,980	30,768
ACS Actividades de Construccion y Servicios SA	2,713	99,700
Banco Bilbao Vizcaya Argentaria SA	69,545	716,516
Banco de Sabadell SA	18,871	85,454
Banco de Valencia SA	4,159	18,513
Banco Popular Espanol SA	17,175	87,050
Banco Santander SA (Madrid)	160,834	1,686,534
Bankinter SA	5,346	32,571
Criteria Caixacorp SA	15,967	65,296
Enagas	3,355	50,537
Ferrovial SA	8,549	55,294
Fomento de Construcciones y Contratas SA	821	17,575
Gamesa Corp Tecnologica SA (b)	3,697	31,746
Gas Natural SDG SA	4,496	64,972
Gestevision Telecinco SA	2,014	17,898
Grifols SA	2,522	25,779
Iberdrola Renovables SA	17,272	54,205
Iberdrola SA	76,996	432,760
Iberdrola SA Rights (b) (c)	76,996	17,984
Iberia Lineas Aereas de Espana SA (b)	8,355	23,586
Indra Sistemas SA	1,750	27,980
Industria de Diseno Textil SA	4,245	242,056
Mapfre SA	14,715	40,013
Mapfre SA Rights (b) (c)	474	1,302
Red Electrica Corporacion SA	2,126	76,121
Repsol YPF SA	14,319	288,958
Telefonica SA	80,295	1,487,439
Zardoya Otis SA	2,471	31,745

See accompanying notes to financial statements.	55

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (Cont.)
Zardoya Otis SA Rights (b)	2,471	$1,574

		5,933,662

Sweden (2.87%)
Alfa Laval AB	6,786	88,125
Assa Abloy AB Class B	6,180	123,525
Atlas Copco AB Class A	13,012	190,244
Atlas Copco AB Class B	7,734	102,100
Boliden AB	5,296	58,535
Electrolux AB Series B	4,726	108,040
Getinge AB B Shares	3,887	75,225
Hennes & Mauritz AB (H&M) B Shares	19,912	547,229
Holmen AB Class B	940	22,315
Husqvarna AB B Shares	8,301	49,917
Investor AB B Shares	8,793	142,238
Kinnevik Investment AB B Shares	4,143	66,330
Millicom International Cellular SA SDR	1,490	120,901
Modern Times Group B Shares	969	53,046
Nordea Bank AB	62,906	518,733
Ratos AB B Shares	2,037	51,034
Sandvik AB	19,912	242,885
Scania AB Class B	6,159	94,010
Securitas AB Class B	6,351	57,568
Skandinaviska Enskilda Banken AB Class A	27,412	145,243
Skanska AB Class B	7,727	111,791
SKF AB B Shares	7,545	135,412
SSAB Svenskt Stal AB Series A	3,593	48,240
SSAB Svenskt Stal AB Series B	1,516	18,197
Svenska Cellulosa AB B Shares	11,099	130,539
Svenska Handelsbanken AB A Shares	9,669	236,541
Swedbank AB - A Shares (b)	13,724	125,941
Swedish Match AB	4,619	100,936
Tele2 AB Class B	6,180	92,332
Telefonaktiebolaget LM Ericsson B Shares	58,775	651,945
TeliaSonera AB	44,302	284,669
Volvo AB B Shares (b)	21,504	237,808

		5,031,594

Switzerland (7.89%)
ABB Ltd. Reg. (b)	43,125	750,832
Actelion Ltd. Reg. (b)	1,966	73,611
Adecco SA Reg.	2,414	115,164
Aryzta AG	946	36,397
Aryzta AG (Dublin)	692	26,290
Baloise Holding AG Reg.	944	65,708
Compagnie Financiere Richemont SA Class A	10,188	355,686
Credit Suisse Group AG Reg.	21,996	826,989
GAM Holding Ltd. (b)	4,170	45,063
Geberit AG Reg.	748	116,385
Givaudan SA Reg.	149	126,551
Holcim Ltd. Reg.	4,786	320,383
Julius Baer Group Ltd.	4,001	114,079

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Kuehne & Nagel International AG Reg.	1,048	$107,880
Lindt & Spruengli AG	18	39,055
Lindt & Spruengli AG Reg.	2	49,011
Logitech International SA (b)	3,540	47,919
Lonza Group AG Reg.	919	61,186
Nestle SA	67,786	3,268,562
Nobel Biocare Holding AG Reg.	2,315	39,851
Novartis AG	41,271	2,000,121
Pargesa Holding SA	555	36,394
Roche Holding AG	13,742	1,891,471
Schindler Holding AG	932	78,555
Schindler Holding AG Reg.	442	36,892
SGS SA Reg	108	145,762
Sika AG	40	70,906
Sonova Holding AG Reg.	898	110,200
Straumann Holding AG	153	33,090
Swatch Group AG Reg., The	842	43,029
Swatch Group AG, The	607	171,189
Swiss Life Holding AG Reg. (b)	616	58,873
Swiss Reinsurance Company Ltd. Reg.	6,872	282,358
Swisscom AG	450	152,559
Syngenta AG Reg.	1,858	429,228
Synthes Inc.	1,150	132,227
UBS AG Reg. (b)	71,124	942,237
Zurich Financial Services AG	2,887	636,334

		13,838,027

United Kingdom (20.62%)
3i Group PLC	19,493	76,883
Admiral Group PLC	3,937	82,450
Aggreko PLC	5,058	106,182
AMEC PLC	6,411	78,543
Anglo American PLC (b)	25,729	896,532
Antofagasta PLC	7,711	89,715
ARM Holdings PLC	25,519	105,620
Associated British Foods PLC	7,001	101,386
AstraZeneca PLC	28,414	1,339,601
Autonomy Corp. PLC (b)	4,323	117,838
Aviva PLC	53,863	250,312
BAE Systems PLC	69,169	321,928
Balfour Beatty PLC	13,210	46,984
Barclays PLC	223,593	892,472
BG Group PLC	65,894	980,031
BHP Billiton PLC	43,128	1,118,246
BP PLC	367,018	1,756,976
British Airways PLC (b)	11,408	33,143
British American Tobacco PLC	39,022	1,238,394
British Land Co. PLC	17,231	111,303
British Sky Broadcasting Group PLC	22,072	230,471
BT Group PLC	150,576	290,656
Bunzl PLC	6,336	63,447
Burberry Group PLC	8,296	93,692
Cable & Wireless Worldwide PLC	50,992	65,978
Cairn Energy PLC (b)	26,892	165,209

56	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Capita Group PLC	12,147	$133,826
Capital Shopping Centres Group PLC	8,743	40,391
Carnival PLC	3,227	104,527
Centrica PLC	100,537	443,672
Cobham PLC	22,769	72,131
Compass Group PLC	36,566	278,175
Diageo PLC	48,945	768,824
Eurasian Natural Resources Corp.	5,030	64,006
Experian PLC	20,013	174,039
FirstGroup PLC	9,081	49,293
Fresnillo PLC	3,669	53,266
G4S PLC	27,528	109,142
GlaxoSmithKline PLC	101,545	1,724,321
Hammerson PLC	13,755	70,119
Home Retail Group PLC	17,524	55,647
HSBC Holdings PLC	340,535	3,111,026
ICAP PLC	10,458	62,682
Imperial Tobacco Group PLC	19,944	557,249
Inmarsat PLC	8,616	91,356
InterContinental Hotels Group PLC	5,127	80,802
International Power PLC	30,281	135,265
Invensys PLC	15,644	56,005
Investec PLC	8,387	56,437
ITV PLC (b)	72,029	53,828
J Sainsbury PLC	23,788	113,499
Johnson Matthey PLC	4,169	92,623
Kazakhmys PLC	4,199	61,637
Kingfisher PLC	45,735	143,268
Land Securities Group PLC	15,094	124,914
Legal & General Group PLC	116,052	135,263
Lloyds Banking Group PLC (b)	784,723	619,512
London Stock Exchange Group PLC	2,778	23,193
London Stock Exchange Group PLC Deferred Shares (b) (c)	3,964	0
Lonmin PLC (b)	2,937	61,326
MAN AG	2,090	172,304
Marks & Spencer Group PLC	31,416	154,768
National Grid PLC	68,047	496,809
Next PLC	3,673	109,509
Old Mutual PLC	106,262	162,692
Pearson PLC	15,836	208,271
Petrofac Ltd.	5,093	89,601
Prudential PLC	49,522	373,525
Randgold Resources Ltd.	1,757	167,035
Reckitt Benckiser Group PLC	11,941	555,428
Reed Elsevier PLC	24,041	178,259
Resolution Ltd.	45,582	43,110
Rexam PLC	17,552	78,959
Rio Tinto PLC	28,319	1,243,612
Rolls-Royce Group PLC (b)	36,193	302,095
Royal Bank of Scotland Group PLC (b)	330,515	201,290
Royal Dutch Shell PLC Class A	69,330	1,749,616
Royal Dutch Shell PLC Class B	52,719	1,274,256
RSA Insurance Group PLC	65,801	116,731
SABMiller PLC	18,631	522,423
Sage Group PLC, The	25,250	86,875

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Schroders PLC	2,153	$38,749
Scottish & Southern Energy PLC	17,955	299,023
SEGRO PLC	14,566	54,920
Serco Group PLC	9,463	82,640
Severn Trent PLC	4,494	82,480
Shire Ltd.	10,923	224,077
Smith & Nephew PLC	17,226	162,744
Smiths Group PLC	7,547	120,155
Standard Chartered PLC	39,542	962,864
Standard Life PLC	43,075	111,314
Tesco PLC	155,870	879,327
Thomas Cook Group PLC	16,975	44,931
Tomkins PLC	16,979	57,027
Tui Travel PLC	11,100	34,534
Tullow Oil PLC	17,442	259,455
Unilever PLC	25,084	670,546
United Utilities Group PLC	13,279	103,913
United Utilities Group PLC Deferred Shares (b) (c)	18,501	0
Vedanta Resources PLC	2,372	74,527
Vodafone Group PLC	1,028,569	2,119,358
Whitbread PLC	3,486	72,798
William Morrison Supermarkets PLC	41,335	163,337
Wolseley PLC (b)	5,461	108,400
WPP PLC	24,441	230,246
Xstrata PLC	40,201	526,419

		36,146,208

Total Common Stocks
(cost $187,903,586)		170,705,536

Preferred Stocks (a) (0.41%)
Germany (0.41%)
Bayerische Moteren Werke (BMW) AG PFD	1,043	36,490
Fresenius SE PFD	1,554	102,645
Henkel AG & Co. KGaA PFD	3,521	171,934
Porsche Automobil Holding SE PFD	1,700	72,679
RWE AG-Non Voting PFD	765	46,057
Volkswagen AG PFD	3,320	291,332

		721,137

Total Preferred Stocks
(cost $667,801)		721,137

See accompanying notes to financial statements.	57

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.15%)
State Street Bank & Trust Repurchase Agreement, (d) 0.000%, agreement date 06/30/2010, to be repurchased at $264,924 on 07/01/2010	$264,924	$264,924

Total Repurchase Agreement
(cost $264,924)		264,924

TOTAL INVESTMENTS (97.93%)
(cost $188,836,311)		171,691,597
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (2.07%)		3,633,227

NET ASSETS (100.00%)		$175,324,824

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.00%, a maturity date of November 25, 2039 and a market value of $274,099 as of June 30, 2010.

(e)	At June 30, 2010, cash in the amount of $912,428 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

SDR - Swedish Depository Receipt

INTERNATIONAL INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$50,849,617	29.62
Japanese Yen	39,888,340	23.23
British Pound	36,085,925	21.02
Australian Dollar	13,816,276	8.05
Swiss Franc	13,811,737	8.04
Swedish Krona	5,031,594	2.93
Hong Kong Dollar	4,393,898	2.56
Singapore Dollar	2,923,269	1.70
Danish Krone	1,731,669	1.01
Israeli Shekel	1,479,595	0.86
Norwegian Krone	1,231,258	0.72
United States Dollar	264,924	0.15
New Zealand Dollar	183,495	0.11

Total Investments	$171,691,597	100.00%

INTERNATIONAL INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$41,711,090	23.79
Industrials	21,022,888	11.99
Consumer Staples	18,212,390	10.39
Consumer Discretionary	17,586,454	10.03
Materials	17,266,371	9.85
Health Care	15,489,831	8.84
Energy	12,172,989	6.94
Telecommunication Services	9,665,798	5.51
Utilities	9,486,303	5.41
Information Technology	8,812,559	5.03

Total Stocks	171,426,673	97.78
Repurchase Agreement	264,924	0.15
Cash and Other Assets, Net of Liabilities	3,633,227	2.07

Net Assets	$175,324,824	100.00%

58	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Shares	Value
Registered Investment Companies (99.63%)
State Farm Mutual Fund Trust Bond Fund Institutional Shares (a)	5,692,484	$63,926,594
State Farm Mutual Fund Trust Equity Fund Institutional Shares (a)	18,484,455	87,616,317

Total Registered Investment Companies
(cost $194,776,487)		151,542,911

TOTAL INVESTMENTS (99.63%)
(cost $194,776,487)		151,542,911
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.37%)		567,680

NET ASSETS (100.00%)		$152,110,591

(a)	The Equity and Bond Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.	59

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (40.23%)
Aerospace/Defense (0.49%)
General Dynamics Corp.
4.250%, 05/15/2013	$1,000,000	$1,078,035
Northrop Grumman Corp.
3.700%, 08/01/2014	500,000	524,414
5.050%, 08/01/2019	500,000	549,482

		2,151,931

Agriculture, Foods, & Beverage (3.50%)
WM Wrigley Jr. Co.
4.300%, 07/15/2010	1,000,000	1,000,000
ConAgra Inc.
7.875%, 09/15/2010	36,000	36,459
Kellogg Co.
6.600%, 04/01/2011	500,000	521,072
PepsiAmericas Inc.
5.625%, 05/31/2011	500,000	520,338
Hershey Co.
5.300%, 09/01/2011	500,000	523,374
General Mills Inc.
6.000%, 02/15/2012	500,000	538,726
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,074,376
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	547,721
Bottling Group LLC
4.625%, 11/15/2012	500,000	540,448
Kellogg Co.
5.125%, 12/03/2012	500,000	543,116
Kraft Foods Inc.
6.000%, 02/11/2013	500,000	551,228
Pepsico Inc.
4.650%, 02/15/2013	500,000	543,176
HJ Heinz Co.
5.350%, 07/15/2013	1,000,000	1,099,037
Coca-Cola Bottling Co.
5.300%, 04/01/2015	500,000	543,259
Kellogg Co.
4.450%, 05/30/2016	1,000,000	1,092,459
Hershey Co.
5.450%, 09/01/2016	500,000	561,996
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,161,423
PepsiAmericas Inc.
5.000%, 05/15/2017	500,000	551,087
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,287,192
Kraft Foods Inc.
6.125%, 02/01/2018	500,000	567,449
Pepsico Inc.
7.900%, 11/01/2018	500,000	646,479

		15,450,415

Automotive (0.13%)
Daimler Chrysler North America
6.500%, 11/15/2013	500,000	559,618

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (2.27%)
Bank of America Corp.
4.250%, 10/01/2010	$1,000,000	$1,006,564
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	510,272
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,020,624
Wachovia Corp.
5.350%, 03/15/2011	500,000	512,331
Royal Bank of Canada
5.650%, 07/20/2011	500,000	525,890
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,062,718
Wachovia Corp.
5.700%, 08/01/2013	500,000	544,488
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	551,500
US Bank NA
4.950%, 10/30/2014	500,000	544,892
Fifth Third Bank
4.750%, 02/01/2015	500,000	518,290
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	511,470
Wachovia Bank NA
5.600%, 03/15/2016	500,000	533,014
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	545,166
Wachovia Corp.
5.750%, 06/15/2017	500,000	546,100
KFW
4.875%, 06/17/2019	1,000,000	1,113,521

		10,046,840

Building Materials & Construction (1.40%)
Lafarge SA
6.150%, 07/15/2011	500,000	512,415
CRH America Inc.
5.625%, 09/30/2011	500,000	519,004
Cooper Industries Inc.
5.250%, 11/15/2012	1,000,000	1,078,847
Leggett & Platt Inc.
4.700%, 04/01/2013	500,000	532,514
CRH America Inc.
5.300%, 10/15/2013	1,000,000	1,074,983
Masco Corp.
4.800%, 06/15/2015	500,000	464,366
Hanson PLC
6.125%, 08/15/2016	1,000,000	960,000
CRH America Inc.
6.000%, 09/30/2016	500,000	557,396
Masco Corp.
5.850%, 03/15/2017	500,000	487,752

		6,187,277

60	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (1.49%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	$1,000,000	$1,006,139
E.I. du Pont de Nemours and Co.
5.000%, 01/15/2013	500,000	542,664
4.125%, 03/06/2013	500,000	532,088
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	536,227
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	500,000	552,112
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,146,538
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	545,306
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	586,794
PPG Industries Inc.
7.400%, 08/15/2019	500,000	599,063
Dow Chemical Co., The
7.375%, 11/01/2029	500,000	553,551

		6,600,482

Commercial Service/Supply (0.85%)
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	515,203
Pitney Bowes Inc.
4.625%, 10/01/2012	500,000	532,102
RR Donnelley & Sons Co.
4.950%, 04/01/2014	1,000,000	1,019,064
Pitney Bowes Inc.
4.875%, 08/15/2014	500,000	549,362
5.750%, 09/15/2017	500,000	561,510
Cintas Corp. No. 2
6.125%, 12/01/2017	500,000	573,390

		3,750,631

Computers (0.38%)
International Business Machines Corp.
4.950%, 03/22/2011	500,000	513,810
6.500%, 10/15/2013	500,000	578,153
5.700%, 09/14/2017	500,000	581,142

		1,673,105

Consumer & Marketing (2.24%)
Avon Products Inc.
5.125%, 01/15/2011	500,000	511,446
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,035,556
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	525,172
Clorox Co.
5.450%, 10/15/2012	1,000,000	1,087,692
Avery Dennison Corp.
4.875%, 01/15/2013	500,000	529,746

	Principal amount	Value
Corporate Bonds (Cont.)
Consumer & Marketing (Cont.)
Procter & Gamble Co., The
4.950%, 08/15/2014	$1,000,000	$1,120,757
Clorox Co.
5.000%, 01/15/2015	500,000	549,120
Procter & Gamble Co., The
3.150%, 09/01/2015	1,000,000	1,050,815
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,111,593
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	591,810
Danaher Corp.
5.625%, 01/15/2018	500,000	575,592
Kimberly-Clark Corp.
6.250%, 07/15/2018	1,000,000	1,180,976

		9,870,275

Electronic/Electrical Manufacturing (0.57%)
Emerson Electric Co.
7.125%, 08/15/2010	315,000	317,256
General Electric Co.
5.000%, 02/01/2013	500,000	536,178
Emerson Electric Co.
4.500%, 05/01/2013	500,000	540,748
4.750%, 10/15/2015	1,000,000	1,116,310

		2,510,492

Financial Services (2.51%)
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,010,818
General Electric Capital Corp.
4.875%, 10/21/2010	1,000,000	1,011,694
American Express Credit
5.000%, 12/02/2010	1,000,000	1,012,979
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	522,950
American Express Co.
5.250%, 09/12/2011	500,000	518,728
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	1,080,044
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	538,127
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	533,692
Verizon Global Funding Corp.
4.900%, 09/15/2015	500,000	549,247
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	546,988
General Electric Capital Corp.
5.400%, 02/15/2017	500,000	531,080
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	568,899
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,000,000	1,088,962

See accompanying notes to financial statements.	61

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
ProLogis
6.625%, 05/15/2018	$500,000	$476,390
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,103,776

		11,094,374

Forest Products & Paper (0.25%)
International Paper Co.
5.250%, 04/01/2016	500,000	528,396
Willamette Industries Inc.
9.000%, 10/01/2021	500,000	574,709

		1,103,105

Health Care (5.12%)
Genentech Inc.
4.400%, 07/15/2010	1,000,000	1,000,967
Medtronic Inc.
4.375%, 09/15/2010	500,000	503,779
Abbott Laboratories
5.600%, 05/15/2011	750,000	781,096
Johnson & Johnson
5.150%, 08/15/2012	500,000	545,014
AstraZeneca PLC
5.400%, 09/15/2012	500,000	545,954
Merck & Co. Inc.
4.375%, 02/15/2013	500,000	537,825
Wyeth
5.500%, 03/15/2013	500,000	553,038
Becton Dickinson & Co.
4.550%, 04/15/2013	500,000	539,237
Johnson & Johnson
3.800%, 05/15/2013	1,000,000	1,072,468
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,121,763
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,089,370
GlaxoSmithKline
4.375%, 04/15/2014	1,000,000	1,094,525
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,123,214
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	1,025,167
Amgen Inc.
4.850%, 11/18/2014	500,000	553,766
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	556,394
Baxter International Inc.
4.625%, 03/15/2015	1,000,000	1,101,875
Medtronic Inc.
4.750%, 09/15/2015	500,000	556,980
Abbott Laboratories
5.875%, 05/15/2016	750,000	877,419
Baxter International Inc.
5.900%, 09/01/2016	500,000	586,652
Eli Lilly & Co.
5.200%, 03/15/2017	2,000,000	2,276,114

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Wyeth
5.450%, 04/01/2017	$500,000	$571,034
Amgen Inc.
5.850%, 06/01/2017	500,000	579,574
Johnson & Johnson
5.550%, 08/15/2017	500,000	583,862
AstraZeneca PLC
5.900%, 09/15/2017	500,000	584,932
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	587,416
Becton Dickinson & Co.
5.000%, 05/15/2019	1,000,000	1,104,540
Baxter International Inc.
4.500%, 08/15/2019	500,000	534,666

		22,588,641

Machinery & Manufacturing (2.93%)
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,015,839
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	517,946
Covidien International
5.450%, 10/15/2012	500,000	545,400
Goodrich Corp.
7.625%, 12/15/2012	500,000	567,547
Parker Hannifin Corp.
4.875%, 02/15/2013	500,000	529,916
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	807,880
United Technologies Corp.
4.875%, 05/01/2015	1,000,000	1,118,257
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,055,819
Thermo Electron Corp.
5.000%, 06/01/2015	500,000	548,971
Dover Corp.
4.875%, 10/15/2015	1,000,000	1,122,469
Honeywell International Inc.
5.400%, 03/15/2016	1,000,000	1,142,610
Caterpillar Inc.
5.700%, 08/15/2016	500,000	571,874
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,091,399
Honeywell International Inc.
5.300%, 03/15/2017	500,000	566,563
Cooper U.S. Inc.
6.100%, 07/01/2017	500,000	571,902
Covidien International
6.000%, 10/15/2017	500,000	580,232
United Technologies Corp.
5.375%, 12/15/2017	500,000	573,120

		12,927,744

Media & Broadcasting (0.88%)
Walt Disney Co., The
5.700%, 07/15/2011	1,000,000	1,050,336

62	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Thomson Corp.
5.700%, 10/01/2014	$1,000,000	$1,115,247
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,164,861
McGraw-Hill Companies Inc.
5.900%, 11/15/2017	500,000	554,377

		3,884,821

Mining & Metals (1.24%)
BHP Billiton Finance Ltd.
5.000%, 12/15/2010	500,000	508,908
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	532,402
BHP Finance USA
4.800%, 04/15/2013	500,000	542,244
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	1,082,988
Alcan Inc.
5.000%, 06/01/2015	1,000,000	1,063,763
Alcoa Inc.
5.550%, 02/01/2017	500,000	491,682
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	563,408
Alcoa Inc.
5.870%, 02/23/2022	750,000	697,329

		5,482,724

Oil & Gas (2.43%)
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,571,986
Marathon Oil Corp.
6.125%, 03/15/2012	500,000	536,174
ConocoPhillips Canada
5.300%, 04/15/2012	500,000	534,312
National Fuel Gas Co.
5.250%, 03/01/2013	500,000	528,529
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	500,000	552,212
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	860,697
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	580,798
Apache Corp.
5.625%, 01/15/2017	500,000	563,241
Shell International Finance
5.200%, 03/22/2017	500,000	552,846
Canadian National Resources
5.700%, 05/15/2017	500,000	559,642
Weatherford International Inc.
6.350%, 06/15/2017	500,000	526,942
EOG Resources Inc.
5.875%, 09/15/2017	500,000	562,946
Husky Energy Inc.
6.200%, 09/15/2017	500,000	563,696
Encana Corp.
5.900%, 12/01/2017	500,000	561,931

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Chevron Corp.
4.950%, 03/03/2019	$1,000,000	$1,099,615
ConocoPhillips
6.000%, 01/15/2020	500,000	585,906

		10,741,473

Retailers (2.82%)
Wal-Mart Stores Inc.
4.125%, 07/01/2010	1,000,000	1,000,000
Home Depot Inc.
4.625%, 08/15/2010	500,000	501,960
Safeway Inc.
4.950%, 08/16/2010	500,000	501,858
Albertson’s Inc.
7.500%, 02/15/2011	500,000	508,750
Home Depot Inc.
5.200%, 03/01/2011	500,000	512,588
CVS Corp.
5.750%, 08/15/2011	500,000	522,429
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,071,790
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	547,802
Wal-Mart Stores Inc.
4.550%, 05/01/2013	1,000,000	1,087,683
McDonald’s Corp.
4.125%, 06/01/2013	1,000,000	1,077,657
Walgreen Co.
4.875%, 08/01/2013	500,000	549,846
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,122,213
Target Corp.
5.875%, 07/15/2016	1,000,000	1,172,248
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	578,138
McDonald’s Corp.
5.300%, 03/15/2017	500,000	563,945
Target Corp.
5.375%, 05/01/2017	500,000	569,384
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	556,241

		12,444,532

Telecom & Telecom Equipment (1.82%)
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,026,970
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,027,191
Vodafone Group PLC
5.500%, 06/15/2011	500,000	519,246
Telstra Corp. Ltd.
6.375%, 04/01/2012	500,000	536,047
Alltel Corp.
7.000%, 07/01/2012	500,000	552,356
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,075,751

See accompanying notes to financial statements.	63

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (Cont.)
Vodafone Group PLC
4.150%, 06/10/2014	$500,000	$524,648
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,111,199
SBC Communications Inc.
5.625%, 06/15/2016	1,000,000	1,133,430
Vodafone Group PLC
5.450%, 06/10/2019	500,000	535,234

		8,042,072

Utilities & Energy (6.91%)
Commonwealth Edison Co.
4.740%, 08/15/2010	500,000	502,151
Puget Sound Energy Inc.
7.690%, 02/01/2011	500,000	517,118
Reliant Energy
7.750%, 02/15/2011	500,000	519,402
Appalachian Power Co.
5.550%, 04/01/2011	500,000	514,906
Commonwealth Edison Co.
5.400%, 12/15/2011	500,000	529,025
Oncor Electric Delivery
6.375%, 05/01/2012	500,000	540,083
Tampa Electric Co.
6.875%, 06/15/2012	500,000	545,976
Appalachian Power Co.
5.650%, 08/15/2012	500,000	536,182
Northern States Power Co.
8.000%, 08/28/2012	500,000	569,972
Southern California Gas
4.800%, 10/01/2012	500,000	534,186
Georgia Power Co.
5.125%, 11/15/2012	200,000	217,118
Virginia Electric & Power
5.100%, 11/30/2012	500,000	542,627
MidAmerican Energy Co.
5.125%, 01/15/2013	1,000,000	1,088,498
Florida Power Corp.
4.800%, 03/01/2013	500,000	538,162
Public Service of Colorado
4.875%, 03/01/2013	500,000	543,880
Peoples Gas Light & Coke Co.
4.625%, 05/01/2013	500,000	532,420
Wisconsin Electric Power
4.500%, 05/15/2013	1,000,000	1,081,042
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	537,490
PSI Energy
5.000%, 09/15/2013	1,000,000	1,076,581
NSTAR Electric Co.
4.875%, 04/15/2014	1,000,000	1,085,200
Union Electric Co.
5.500%, 05/15/2014	500,000	539,617
Atmos Energy Corp.
4.950%, 10/15/2014	1,000,000	1,084,127

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Union Electric Co.
4.750%, 04/01/2015	$500,000	$528,265
Commonwealth Edison Co.
4.700%, 04/15/2015	500,000	542,282
Southwestern Electric Power
5.375%, 04/15/2015	500,000	537,566
San Diego Gas & Electric
5.300%, 11/15/2015	500,000	571,268
Consolidated Edison Co. NY
5.375%, 12/15/2015	1,000,000	1,124,013
Virginia Electric & Power
5.400%, 01/15/2016	500,000	558,112
Ohio Power Co.
6.000%, 06/01/2016	500,000	566,264
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	571,402
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	575,896
Consolidated Edison Co. NY
5.300%, 12/01/2016	500,000	555,904
Georgia Power Co.
5.700%, 06/01/2017	500,000	570,108
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,089,001
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	556,088
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,107,757
Union Electric Co.
6.400%, 06/15/2017	500,000	567,138
Florida Power Corp.
5.800%, 09/15/2017	500,000	569,021
Virginia Electric & Power
5.950%, 09/15/2017	500,000	575,444
NSTAR Electric Co.
5.625%, 11/15/2017	500,000	575,270
Pacific Gas & Electric
5.625%, 11/30/2017	500,000	563,410
Equitable Resources Inc.
5.150%, 03/01/2018	500,000	501,439
Southern California Gas
5.450%, 04/15/2018	500,000	562,108
Pacificorp
5.650%, 07/15/2018	500,000	571,522
Pacific Gas & Electric
8.250%, 10/15/2018	500,000	639,744
San Diego Gas & Electric
6.000%, 06/01/2026	500,000	586,762
Northern States Power Co.
6.200%, 07/01/2037	1,000,000	1,174,368

		30,515,915

Total Corporate Bonds
(cost $163,277,995)		177,626,467

64	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Taxable Municipal Bonds (0.48%)
Illinois State
3.850%, 06/01/2013	$1,000,000	$1,007,080
Dartmouth College
4.750%, 06/01/2019	1,000,000	1,087,720

Total Taxable Municipal Bonds
(cost $1,984,281)		2,094,800

Commercial Mortgage-Backed Securities (0.92%)
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A4
4.367%, 03/15/2036	2,000,000	2,025,840
Morgan Stanley Capital Series 2004-T13 Class A4
4.660%, 09/13/2045	2,000,000	2,055,834

Total Commercial Mortgage-Backed Securities
(cost $3,869,073)		4,081,674

Government Agency Securities (a) (23.93%)
Agency Notes & Bonds (2.39%)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	1,500,000	1,650,030
Federal National Mortgage Association
6.625%, 11/15/2010	1,000,000	1,024,160
4.375%, 09/15/2012	1,500,000	1,615,106
5.500%, 05/10/2027	5,000,000	5,587,750
7.125%, 01/15/2030	500,000	680,558

		10,557,604

Mortgage-Backed Securities (21.54%)
Federal Home Loan Mortgage Corp.
5.000%, 07/01/2018	303,686	326,344
5.000%, 09/01/2018	308,124	332,463
5.000%, 09/01/2018	226,430	243,323
4.500%, 11/01/2018	629,329	671,482
5.500%, 11/01/2018	230,977	250,880
5.000%, 01/01/2019	247,388	265,845
5.000%, 04/01/2019	303,182	325,802
4.000%, 05/01/2019	360,900	381,137
4.500%, 05/01/2019	370,759	395,130
5.500%, 06/01/2019	441,197	479,353
5.000%, 01/01/2020	342,320	367,860
5.500%, 04/01/2020	383,504	415,832
5.500%, 07/01/2020	721,733	784,152
6.000%, 07/01/2021	663,620	723,112
4.500%, 05/01/2024	814,405	859,793
4.500%, 09/01/2024	1,810,018	1,910,894
4.000%, 10/01/2024	1,850,868	1,924,577
5.000%, 10/01/2024	1,823,475	1,948,126
4.000%, 01/01/2025	1,940,843	2,021,472
6.000%, 11/01/2028	41,889	46,238
6.500%, 06/01/2029	63,278	70,430
7.500%, 12/01/2030	1,769	2,028
7.000%, 07/01/2031	7,193	8,181
6.500%, 09/01/2031	11,434	12,726
6.000%, 11/01/2032	155,618	171,335
6.000%, 12/01/2032	74,034	81,512
5.500%, 05/01/2033	1,182,737	1,276,876

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.500%, 07/01/2033	$994,558	$1,073,719
5.000%, 08/01/2033	911,235	968,651
5.500%, 03/01/2034	353,188	380,968
5.000%, 04/01/2034	681,323	723,189
6.000%, 07/01/2034	1,027,504	1,127,750
5.500%, 05/01/2035	995,034	1,071,433
5.000%, 05/01/2035	1,172,109	1,243,033
4.500%, 08/01/2035	653,962	683,309
5.000%, 10/01/2035	783,377	830,779
6.500%, 08/01/2036	680,663	748,240
5.500%, 10/01/2037	1,055,942	1,134,484
6.000%, 01/01/2038	523,182	568,830
6.000%, 01/01/2038	1,218,901	1,325,250
5.000%, 06/01/2039	1,793,878	1,900,184
4.500%, 06/01/2039	1,915,113	1,986,690
4.500%, 10/01/2039	2,904,355	3,012,906
5.000%, 10/01/2039	2,815,622	2,982,476
5.000%, 01/01/2040	978,434	1,036,416
4.500%, 02/01/2040	992,773	1,029,878
Federal National Mortgage Association
6.000%, 09/01/2013	64,232	67,985
5.500%, 12/01/2016	56,886	61,584
6.500%, 01/01/2017	33,225	36,166
5.500%, 01/01/2017	34,030	36,840
5.500%, 01/01/2017	217,772	235,755
5.500%, 02/01/2017	211,848	229,342
5.000%, 03/01/2017	206,071	221,639
6.000%, 04/01/2017	35,161	38,340
5.500%, 01/01/2018	121,107	131,259
5.000%, 02/01/2018	296,040	318,405
5.000%, 05/01/2018	477,506	513,580
5.000%, 05/01/2018	422,521	454,441
4.500%, 05/01/2018	560,980	599,169
4.500%, 05/01/2018	593,218	633,602
5.000%, 05/01/2018	234,204	251,683
4.500%, 03/01/2019	355,729	377,061
5.500%, 10/01/2019	676,973	735,415
5.000%, 11/01/2019	607,710	653,621
4.500%, 12/01/2019	385,510	411,212
5.000%, 06/01/2020	648,750	696,747
4.500%, 09/01/2020	636,368	677,403
5.000%, 05/01/2021	895,144	960,531
5.500%, 05/01/2021	485,415	530,765
4.500%, 04/01/2023	692,475	732,583
5.000%, 01/01/2024	1,164,757	1,244,378
4.500%, 04/01/2024	748,466	791,115
4.000%, 06/01/2024	1,795,390	1,869,976
4.500%, 11/01/2024	1,417,706	1,498,489
7.500%, 09/01/2029	36,373	41,408
8.000%, 03/01/2030	11,790	13,665
6.500%, 05/01/2030	56,466	63,043
6.500%, 08/01/2031	15,271	17,049
7.000%, 08/01/2031	3,872	4,385
6.500%, 10/01/2031	37,400	41,756
6.000%, 11/01/2031	32,607	35,997

See accompanying notes to financial statements.	65

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
7.000%, 01/01/2032	$50,169	$56,827
6.500%, 03/01/2032	21,431	23,927
6.000%, 03/01/2032	55,962	61,781
7.000%, 04/01/2032	48,025	54,303
6.500%, 04/01/2032	118,157	131,918
6.500%, 05/01/2032	344,673	385,517
6.000%, 05/01/2032	35,131	38,750
7.000%, 06/01/2032	52,190	59,013
6.500%, 06/01/2032	26,297	29,360
7.000%, 06/01/2032	78,576	88,849
6.500%, 07/01/2032	110,488	123,357
6.000%, 08/01/2032	228,627	252,182
5.500%, 10/01/2032	715,939	772,587
6.500%, 10/01/2032	211,851	236,525
6.000%, 11/01/2032	263,134	290,245
6.000%, 01/01/2033	189,326	208,832
5.500%, 03/01/2033	205,309	221,425
5.500%, 03/01/2033	511,691	551,859
6.000%, 04/01/2033	404,761	445,832
5.000%, 05/01/2033	391,795	416,666
5.000%, 05/01/2033	472,692	502,698
5.000%, 08/01/2033	823,706	875,994
5.500%, 10/01/2033	518,972	559,711
5.000%, 03/01/2034	1,284,838	1,366,398
5.500%, 05/01/2034	762,743	821,426
6.000%, 07/01/2034	434,578	476,773
5.500%, 12/01/2034	1,015,371	1,093,492
5.500%, 04/01/2035	881,173	948,142
5.000%, 07/01/2035	1,029,497	1,092,757
5.500%, 07/01/2035	1,133,613	1,219,768
5.000%, 10/01/2035	825,852	876,598
5.000%, 11/01/2035	537,431	570,455
6.000%, 08/01/2036	1,063,344	1,157,284
6.000%, 12/01/2037	390,938	424,742
5.500%, 02/01/2038	1,052,722	1,131,518
5.500%, 06/01/2038	2,288,714	2,460,024
4.500%, 03/01/2039	1,916,609	1,990,038
4.500%, 05/01/2039	1,960,622	2,035,738
5.000%, 11/01/2039	2,430,284	2,575,064
4.500%, 01/01/2040	1,972,473	2,048,043
Government National Mortgage Association
6.000%, 05/15/2017	146,125	159,196
6.500%, 06/15/2028	68,667	77,683
6.000%, 11/15/2028	50,505	55,891
6.500%, 03/15/2029	86,363	96,838
7.000%, 06/15/2029	49,869	56,680
7.500%, 08/20/2030	15,947	18,110
6.000%, 01/15/2032	29,740	32,912
5.500%, 10/15/2033	505,438	550,185
5.000%, 11/20/2033	734,077	788,580
6.000%, 12/20/2033	218,995	242,452
5.500%, 11/15/2038	1,719,897	1,861,419
5.000%, 09/15/2039	2,795,026	2,985,088
4.500%, 10/15/2039	2,962,053	3,092,291

	Principal amount	Value
Government Agency Securities (Cont.)
Mortgage-Backed Securities (Cont.)
5.000%, 12/15/2039	$974,582	$1,040,853

		95,086,073

Total Government Agency Securities
(cost $100,089,935)		105,643,677

U.S. Treasury Obligations (26.53%)
U.S. Treasury Bonds
7.500%, 11/15/2016	500,000	655,156
8.125%, 08/15/2019	750,000	1,068,516
6.250%, 08/15/2023	1,000,000	1,296,250
6.875%, 08/15/2025	1,000,000	1,387,500
U.S. Treasury Notes
1.375%, 05/15/2013	5,000,000	5,060,950
2.625%, 07/31/2014	2,000,000	2,089,844
2.375%, 08/31/2014	1,000,000	1,033,828
4.250%, 11/15/2014	1,000,000	1,113,672
4.000%, 02/15/2015	2,000,000	2,207,344
4.125%, 05/15/2015	1,000,000	1,111,016
2.125%, 05/31/2015	5,000,000	5,085,950
4.250%, 08/15/2015	2,000,000	2,236,406
4.500%, 11/15/2015	10,000,000	11,353,120
4.500%, 02/15/2016	10,000,000	11,317,970
2.625%, 04/30/2016	1,000,000	1,027,500
3.250%, 07/31/2016	2,000,000	2,120,156
3.000%, 08/31/2016	1,000,000	1,043,594
2.750%, 05/31/2017	5,000,000	5,105,470
4.250%, 11/15/2017	12,000,000	13,480,308
3.500%, 02/15/2018	2,000,000	2,137,968
3.875%, 05/15/2018	2,000,000	2,185,938
3.750%, 11/15/2018	2,000,000	2,155,000
3.125%, 05/15/2019	2,000,000	2,041,718
3.625%, 08/15/2019	2,000,000	2,114,844
3.375%, 11/15/2019	10,000,000	10,357,030
3.625%, 02/15/2020	20,000,000	21,131,240
3.500%, 05/15/2020	5,000,000	5,232,800

Total U.S. Treasury Obligations
(cost $111,870,707)		117,151,088

66	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Shares	Value
Short-term Investments (7.10%)
JPMorgan U.S. Government Money Market Fund	31,344,390	$31,344,390

Total Short-term Investments
(cost $31,344,390)		31,344,390

TOTAL INVESTMENTS (99.19%)
(cost $412,436,381)		$437,942,096
OTHER ASSETS, NET OF LIABILITIES (0.81%)		3,585,622

NET ASSETS (100.00%)		$441,527,718

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to financial statements.	67

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (b) (95.87%)
Alabama (3.55%)
City of Trussville, Alabama, General Obligation Warrants, Series 2006-A	5.000%	10/01/2022	Aa2	$1,000,000	$1,072,130
City of Tuscaloosa, Alabama, General Obligation Warrants, Series 2010-A	4.750%	07/01/2024	Aa1	1,025,000	1,113,006
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2026	Aa2	500,000	546,090
City of Huntsville, Alabama, General Obligation Warrants, Series 2007-A	4.750%	05/01/2027	Aaa	2,000,000	2,072,940
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.125%	02/01/2030	Aa2	2,305,000	2,416,447
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2031	Aa2	1,000,000	1,052,810

					8,273,423

Alaska (1.94%)
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2020	A+	1,000,000	1,016,450
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	5.000%	12/01/2022	A+	2,220,000	2,394,270
Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 2009 Series A	5.000%	07/01/2029	Aa2	1,035,000	1,094,057

					4,504,777

Arizona (3.72%)
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	885,000	924,347
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,300,000	1,354,561
City of Phoenix, Civic Improvement Corporation, Senior Lien Wastewater System Revenue Refunding Bonds, Series 2008	5.500%	07/01/2023	Aa2	1,000,000	1,133,820
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,516,950
Sedona-Oak Creek Joint Unified School District No. 9 of Coconino and Yavapai Counties, Arizona, School Improvement Bonds, Project of 2007, Series B (2009)	5.000%	07/01/2023	A+	1,460,000	1,607,489
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009) (Bank Qualified)	5.000%	07/01/2027	A+	2,000,000	2,127,960

					8,665,127

Arkansas (0.68%)
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2022	Aa3	1,570,000	1,572,559

California (7.54%)
Department of Water and Power of the City of Los Angeles, California, Power System Revenue Bonds, 2001 Series A, Subseries A-1	5.250%	07/01/2015	Aa3	1,500,000	1,559,070
State of California, Economic Recovery Bonds, Series A	5.000%	07/01/2017	A+	900,000	933,066
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2017	AA-	1,395,000	1,493,599
Moulton-Niguel California, Water District Consolidated Refunding Bonds	5.000%	09/01/2018	AA-	450,000	479,840
State of California, General Obligation Bonds	5.250%	02/01/2019	A-	2,200,000	2,327,072
Grossmont Healthcare District, San Diego County, California, General Obligation Bonds, 2006 Election, 2007 Series A	5.000%	07/15/2020	Aa2	900,000	960,318
City of Napa (Napa County California) Water Revenue Bonds, Series 2007 (Water System Improvement Projects)	4.500%	05/01/2022	AA-	560,000	578,906
State of California, Various Purpose General Obligation Bonds	5.000%	11/01/2022	A-	600,000	623,172
Santa Barbara County, California, Santa Barbara Schools Financing Authority, 2007 General Obligation Revenue Bonds, Series B	4.750%	08/01/2024	Aa2	1,000,000	1,024,090
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2025	AA	885,000	890,691
Yosemite Community College District, (Stanislaus, Tuolumne, Calaveras, San Joaquin, Santa Clara and Merced Counties, California), Tax-Exempt General Obligation Bonds, Election of 2004, Series 2005A	5.000%	08/01/2025	AA-	1,195,000	1,252,097
State of California, Various Purpose General Obligation Bonds	5.500%	03/01/2026	A-	1,300,000	1,366,963
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2026	AA	930,000	930,539

68	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	$1,000,000	$1,021,950
Ventura County Community College District (Ventura County, California) Election of 2002 General Obligation Bonds, Series C	5.500%	08/01/2029	Aa2	1,000,000	1,091,020
Santa Clara Unified School District, (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	5.000%	07/01/2030	AA	1,000,000	1,024,400

					17,556,793

Colorado (1.57%)
Arapahoe County Water & Wastewater Public Improvement District (In Arapahoe County, Colorado) General Obligation Project Bonds, Series 2002A	5.750%	12/01/2018	NR	1,320,000	1,395,636
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2022	Aa2	250,000	267,155
Eagle River Water and Sanitation District (Eagle County, Colorado), Enterprise Water Revenue Bonds, Series 2009	4.250%	12/01/2024	A+	675,000	689,688
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2009	5.000%	12/15/2025	Aa2	1,185,000	1,307,541

					3,660,020

Connecticut (1.82%)
Town of Clinton, Connecticut, General Obligation Bonds (Prerefunded to 01-15-2012 @ 100) (c)	5.000%	01/15/2021	Aa2	265,000	283,516
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Series C	4.000%	04/01/2021	Aaa	1,010,000	1,083,063
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A (d)	4.000%	06/15/2023	Aaa	1,230,000	1,280,098
Town of Bethel, Connecticut, General Obligation Bonds, Issue of 2009, Series A	4.000%	11/15/2026	AA+	950,000	956,336
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2026	AA+	620,000	624,135

					4,227,148

Delaware (1.28%)
The Delaware River and Bay Authority, Revenue Bonds, Refunding Series 2005	5.000%	01/01/2021	A1	1,625,000	1,717,771
The City of Wilmington, Delaware, General Obligation Bonds, Series of 2008A	5.000%	12/01/2028	AA-	1,170,000	1,256,217

					2,973,988

Florida (5.22%)
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2019	Aa3	2,085,000	2,353,485
City of Fort Lauderdale, Florida, Water and Sewer Revenue Bonds, Series 2010	4.000%	03/01/2023	AA	1,265,000	1,266,872
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	3,130,000	3,411,856
City of Winter Park, Florida, Water and Sewer Refunding and Improvement Revenue Bonds, Series 2009	4.250%	12/01/2024	AA-	1,000,000	1,009,240
City of Palm Bay, Florida, Utility System Improvement Revenue Bonds, Series 2005A	5.000%	10/01/2026	A	1,350,000	1,377,932
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.500%	06/01/2027	NR	1,000,000	975,670
City of Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Series 2007	5.000%	10/01/2027	AA	1,700,000	1,765,722

					12,160,777

Georgia (1.72%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2022	AA-	250,000	257,888
Upper Oconee Basin Water Authority, Georgia, Revenue Refunding Bonds, Series 2005	5.000%	07/01/2023	Aa2	1,000,000	1,037,010
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Bonds, Series 2010	4.000%	08/01/2023	AA-	320,000	326,112
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	1,000,000	1,133,140

See accompanying notes to financial statements.	69

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Fayette County, Georgia, Water Revenue Bonds, Series 2009	4.750%	10/01/2029	Aa2	$1,205,000	$1,258,044

					4,012,194

Hawaii (0.99%)
State of Hawaii, Highway Revenue Bonds, Series 2008	6.000%	01/01/2029	Aa2	2,000,000	2,296,280

Idaho (1.36%)
Joint School District Number 2 (Meridian) Ada and Canyon Counties, Idaho General Obligation School Bonds, Series 2002 (Prerefunded to 07-30-2012 @ 100) (c)	5.125%	07/30/2019	AA-	500,000	547,265
Nampa School District Number 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003	4.875%	08/15/2020	A	1,000,000	1,082,120
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.750%	08/01/2024	AA	1,430,000	1,525,367

					3,154,752

Illinois (2.64%)
State of Illinois, General Obligation Bonds, First Series of December 2000 (Prerefunded to 12-01-2010 @ 100) (c)	5.750%	12/01/2017	A1	1,000,000	1,021,790
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,111,950

					6,133,740

Indiana (2.12%)
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.250%	08/01/2019	Aa3	2,005,000	2,110,202
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	01/10/2020	AA+	1,310,000	1,369,120
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,000,000	989,180
Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, 2008 Series A	6.250%	07/01/2033	Aaa	435,000	463,266

					4,931,768

Iowa (3.14%)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2020	Aa1	1,245,000	1,314,035
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2021	Aa1	1,300,000	1,363,739
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B, (Urban Renewal)	4.000%	06/01/2023	Aa1	1,410,000	1,454,330
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008 (The State University of Iowa)	4.750%	07/01/2028	AA	1,785,000	1,859,631
Ankeny Community School District, Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2029	Aa3	1,270,000	1,311,834

					7,303,569

Kansas (5.90%)
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2019	Aa3	730,000	769,851
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2020	Aa1	620,000	654,522
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds, Series 2001	4.800%	11/01/2020	Aaa	450,000	463,810
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series 2004-A	5.000%	12/01/2021	Aa3	245,000	257,328
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	4.250%	10/01/2022	Aaa	4,265,000	4,430,610
Unified School District No. 512, Johnson County, Kansas (Shawnee Mission), General Obligation School Bonds, Series 2005-C	5.000%	10/01/2025	Aaa	1,000,000	1,072,780
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2027	Aaa	1,840,000	1,961,477
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2028	Aaa	2,460,000	2,610,011

70	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A	5.000%	10/01/2030	AA-	$1,400,000	$1,503,782

					13,724,171

Kentucky (0.44%)
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,023,890

Louisiana (0.41%)
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	AA-	900,000	960,660

Maine (0.45%)
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	A+	1,000,000	1,047,880

Maryland (1.08%)
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,250,000	1,356,212
Washington Suburban Sanitary District, Maryland, Water Supply Bonds of 2005 (Prerefunded to 06-01-2015) (c)	5.000%	06/01/2023	Aaa	1,000,000	1,162,770

					2,518,982

Massachusetts (0.48%)
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2020	AA	1,000,000	1,125,230

Michigan (0.89%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2019	AA	500,000	516,125
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2021	AA	500,000	509,345
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2024	AA	1,000,000	1,055,320

					2,080,790

Minnesota (1.63%)
Independent School District Number 181 (Brainerd), Minnesota, General Obligation School Building Bonds, Series 2002A	5.375%	02/01/2019	A1	2,500,000	2,718,600
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,078,890

					3,797,490

Missouri (1.87%)
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B	5.625%	07/01/2016	Aaa	535,000	539,596
Missouri State Improvement and Energy Water Pollution Revenue, Series 2000B (Prerefunded to 10-01-2010 @ 100) (c)	5.625%	07/01/2016	Aaa	620,000	627,812
Missouri Highways and Transportation Commission, State Road Bonds, Series A 2003	4.625%	02/01/2022	Aaa	1,000,000	1,023,630
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	1,000,000	1,069,440
School District of the City of Ladue, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2025	AAA	1,000,000	1,095,130

					4,355,608

Montana (0.15%)
State of Montana, General Obligation Bonds, (Drinking Water State Revolving Fund Program), Series 2005F	4.750%	07/15/2018	AA	315,000	346,708

Nebraska (1.45%)
City of Lincoln, Nebraska, Lincoln Electric System Revenue and Refunding Bonds, Series 2002	5.000%	09/01/2015	Aa2	1,595,000	1,706,810

See accompanying notes to financial statements.	71

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Omaha Public Power District (Nebraska) Electric System Revenue Bonds, 2008 Series A	5.500%	02/01/2028	AA	$1,500,000	$1,662,180

					3,368,990

New Hampshire (0.95%)
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2021	Aa2	610,000	641,696
City of Manchester, New Hampshire, Water Revenue Bonds, Series 2003	5.000%	12/01/2023	Aa2	980,000	1,027,706
New Hampshire Municipal Bond Bank, 2007 Series B Bonds	4.750%	08/15/2024	Aa3	500,000	535,440

					2,204,842

New Jersey (2.74%)
Passaic Valley Sewer Commissioners, State of New Jersey, Sewer System Bonds, Series F	5.000%	12/01/2018	Baa2	1,300,000	1,328,886
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	2,000,000	1,984,460
County of Essex, New Jersey, General Obligation Bonds, Series 2010, County College Bonds, Series 2010C (Tax-Exempt)	5.000%	08/01/2019	Aa2	1,550,000	1,783,895
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2021	Aa1	1,205,000	1,273,938

					6,371,179

New Mexico (1.12%)
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa1	1,000,000	1,032,980
City of Santa Fe, New Mexico, Water Utility System / Capital Outlay Gross Receipts Tax Revenue Bonds, Series 2009A (Tax-Exempt)	5.000%	06/01/2025	AA+	470,000	513,362
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2008A	5.000%	07/01/2030	Aa1	1,000,000	1,071,310

					2,617,652

New York (5.99%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D	5.000%	06/15/2016	Aa1	1,300,000	1,394,003
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2019	Aa2	2,575,000	2,613,522
Webster Central School District, Monroe and Wayne Counties, New York, General Obligations, School District (Serial) Bonds, 2009 Series B	3.000%	10/01/2020	AA	2,310,000	2,279,808
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2021	AA	1,000,000	1,092,150
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	Aa2	1,000,000	1,065,380
East Hampton Union Free School District, Suffolk County, New York, School District Serial Bonds - 2009	4.000%	06/15/2022	Aa1	1,285,000	1,354,133
County of Suffolk, New York, Public Improvement Serial Bonds - 2008 Series B	5.000%	11/01/2027	Aa2	1,000,000	1,074,520
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2030	AA-	1,000,000	1,037,130
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2031	Aa1	950,000	991,857
County of Saratoga, New York, General Obligations, Public Improvement (Serial) Bonds, Series 2009A	4.750%	07/15/2032	Aa1	995,000	1,036,074

					13,938,577

North Carolina (3.71%)
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2002B	5.000%	07/01/2021	Aaa	1,000,000	1,052,520
City of Fayetteville, North Carolina, Public Works Commission, Revenue Refunding Bonds, Series 2009A	5.000%	03/01/2024	AA-	1,355,000	1,503,413
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,265,000	1,304,190
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,035,310
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	4.250%	07/01/2026	Aaa	1,500,000	1,553,130

72	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Carolina (Cont.)
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2026	Aa2	$195,000	$204,536
City of Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B	5.000%	07/01/2027	Aaa	1,500,000	1,668,180
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2027	Aa2	300,000	310,365

					8,631,644

Ohio (1.77%)
City of Cleveland, Ohio, Waterworks Refunding Revenue Bonds, Series J, 2001	5.375%	01/01/2016	AA	1,000,000	1,053,700
Board of Education Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2022	Aaa	750,000	790,410
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,162,770
Columbus City School District, Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009-B (General Obligation - Unlimited Tax)	5.000%	12/01/2023	AA-	1,000,000	1,114,180

					4,121,060

Oklahoma (1.04%)
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.750%	05/01/2026	AA	1,165,000	1,237,580
City of Oklahoma City, Oklahoma, General Obligation Bonds, Series 2008	5.000%	03/01/2027	Aaa	400,000	435,196
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	740,000	738,587

					2,411,363

Oregon (5.58%)
Newberg School District Number 29J, Yamhill, Clackamas and Washington Counties, Oregon, General Obligation Bonds, Series 2002 (Prerefunded to 06-15-2012 @ 100) (c)	5.250%	06/15/2015	NR	1,000,000	1,091,260
Reynolds School District Number 7, Multnomah County, Oregon, General Obligation Bonds, Series 2000 (Prerefunded to 06-15-2011 @ 100) (c)	5.000%	06/15/2018	A	2,000,000	2,087,540
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,655,000	1,755,707
Emerald People’s Utility District, Lane County, Oregon	5.250%	11/01/2021	A1	705,000	753,123
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2022	Aa2	1,825,000	2,021,334
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa2	1,375,000	1,510,891
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Series F (Tax Exempt)	4.625%	08/01/2024	AA	570,000	606,531
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2007 Refunding Series G (Tax Exempt)	4.625%	08/01/2024	AA	330,000	351,150
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2024	AA	575,000	665,252
Oregon Trail School District No. 46, Clackamas County, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	A+	1,000,000	1,067,550
State of Oregon, State Board of Higher Education, General Obligation Bonds, 2009 Series A	5.750%	08/01/2029	AA	940,000	1,069,833

					12,980,171

Rhode Island (1.14%)
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2004 A (Pooled Loan Issue)	4.750%	10/01/2022	Aaa	1,000,000	1,063,760
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2024	Aa2	1,000,000	1,062,850
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund Revenue Bonds, Series 2007 A (Pooled Loan Issue)	4.750%	10/01/2025	Aaa	500,000	537,635

					2,664,245

See accompanying notes to financial statements.	73

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
South Carolina (2.81%)
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	$1,020,000	$1,075,131
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,500,000	1,565,745
South Carolina Public Service Authority, Revenue Obligations, Series 2008, Tax-Exempt Series A	5.375%	01/01/2028	AA-	3,500,000	3,893,960

					6,534,836

South Dakota (0.35%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2023	Aa3	800,000	809,280

Tennessee (4.30%)
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2018	AA-	1,000,000	1,152,680
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2019	AA-	500,000	576,345
City of Murfreesboro, Tennessee, General Obligation Refunding Bonds, Series 2009	5.000%	06/01/2020	AA-	840,000	956,306
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2022	Aa2	1,125,000	1,174,331
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	1,000,000	1,089,820
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	1,000,000	1,029,910
State of Tennessee, General Obligation Bonds, 2007 Series A	4.500%	10/01/2025	AA+	425,000	443,704
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,250,000	2,344,928
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2026	AA+	1,175,000	1,246,076

					10,014,100

Texas (3.14%)
Fort Bend Independent School District, (Fort Bend County, Texas), Unlimited Tax School Building Bonds, Series 2000 (prerefunded to 08-15-2010 @ 100) (c)	5.250%	08/15/2017	AA	2,550,000	2,563,796
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2026	Aa2	2,000,000	2,143,460
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,500,000	1,664,760
New Braunfels Independent School District, (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2029	AA-	900,000	937,260

					7,309,276

Utah (0.34%)
West Jordan Utah, General Obligation Bonds (Prerefunded to 04-01-2014 @ 100) (c)	5.250%	04/01/2022	NR	680,000	783,006

Virginia (2.30%)
Fairfax County Water Authority, Water Refunding Revenue Bonds, Series 1997	5.000%	04/01/2021	Aaa	1,000,000	1,157,470
City of Salem, Virginia General Obligation Public Improvement Refunding Bonds Series 2007A	4.500%	01/01/2023	Aa2	520,000	555,755
General Obligation Public Improvement and Refunding Bonds, Series 2007 of the City of Hampton, Virginia	4.375%	01/15/2023	Aa1	1,550,000	1,655,958
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2006 A	4.500%	08/01/2024	Aa1	1,000,000	1,049,210
Virginia Public School Authority, School Financing Bonds, (1997 Resolution) Series 2004 A	4.750%	08/01/2027	Aa1	900,000	939,528

					5,357,921

74	See accompanying notes to financial statements.

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2010

(Unaudited)

	Coupon rate	Maturity date	Rating (Moody’s or S&P) (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (4.16%)
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	$1,420,000	$1,548,467
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,190,780
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2026	AA+	2,500,000	2,662,500
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2028	AA-	680,000	706,758
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	1,140,000	1,167,531
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.125%	01/01/2029	AA-	445,000	465,608
Public Utility District No. 1 of Douglas County, Washington, Wells Hydroelectric Revenue and Refunding Bonds, Series 2005B (Non-AMT)	5.000%	09/01/2030	Aa2	900,000	930,897

					9,672,541

Wisconsin (0.39%)
School District of Elbrook, Waukesha County, Wisconsin, General Obligation School Building and Improvement Bonds	5.000%	04/01/2028	Aaa	850,000	913,044

Total Long-term Municipal Bonds
(cost $215,087,997)					223,112,051

				Shares	Value
Short-term Investments (3.20%)
JPMorgan Tax Free Money Market Fund				7,443,641	$7,443,641

Total Short-term Investments
(cost $7,443,641)					7,443,641

TOTAL INVESTMENTS (99.07%)
(cost $222,531,638)					230,555,692
OTHER ASSETS, NET OF LIABILITIES (0.93%)					2,168,049

NET ASSETS (100.00%)					$232,723,741

(a)	Ratings are not audited and represent the lower of Moody’s or S&P issuer specific ratings.

(b)	Long-term Municipal Bonds consisted of 5.06% Advanced Refund Bonds, 40.25% General Obligation Bonds and 54.69% Municipal Revenue Bonds.

(c)	Advanced Refund Bonds are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government Agency securities to ensure the timely payment of principal and interest.

(d)	Securities purchased on a “when-issued” basis.

NR – Not Rated

See accompanying notes to financial statements.	75

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2010

(Unaudited)

	Principal amount	Value
Short-term Investments (99.68%)
Agriculture, Foods, & Beverage (1.47%)
Coca-Cola Co. (a)
0.300%, 09/01/2010	$3,500,000	$3,498,193

Automotive (9.90%)
American Honda Finance Corp.
0.240%, 07/12/2010	8,600,000	8,599,369
0.260%, 07/19/2010	1,660,000	1,659,784
0.240%, 07/21/2010	1,200,000	1,199,840
0.200%, 07/23/2010	350,000	349,957
Toyota Motor Credit Corp.
0.500%, 09/28/2010	11,800,000	11,785,414

		23,594,364

Computers (2.10%)
Hewlett-Packard Co. (a)
0.160%, 07/22/2010	5,000,000	4,999,533

Consumer & Marketing (4.97%)
Nestle Capital Corp. (a)
0.210%, 07/15/2010	3,000,000	2,999,755
Nestle Finance International Ltd.
0.250%, 07/15/2010	2,308,000	2,307,776
0.410%, 08/26/2010	6,550,000	6,545,823

		11,853,354

Financial Services (4.93%)
General Electric Capital Corp.
0.360%, 08/19/2010	11,750,000	11,744,242

Government Agency Securities (b) (54.12%)
Federal Home Loan Bank
0.100%, 07/08/2010	12,000,000	11,999,767
0.135%, 08/04/2010	2,200,000	2,199,720
0.150%, 08/06/2010	2,400,000	2,399,640
0.190%, 08/11/2010	4,000,000	3,999,134
0.120%, 08/13/2010	3,000,000	2,999,570
0.170%, 08/25/2010	3,700,000	3,699,039
0.175%, 09/08/2010	12,500,000	12,495,807
0.170%, 09/10/2010	4,700,000	4,698,424
Federal Home Loan Mortgage Corp.
0.180%, 07/26/2010	7,000,000	6,999,125
0.190%, 08/06/2010	6,630,000	6,628,740
0.150%, 08/11/2010	3,600,000	3,599,385
0.190%, 08/16/2010	8,000,000	7,998,058
0.145%, 08/30/2010	4,004,000	4,003,032
0.140%, 09/20/2010	7,000,000	6,997,795
Federal National Mortgage Association
0.165%, 07/14/2010	6,500,000	6,499,613
0.180%, 08/02/2010	9,000,000	8,998,560
0.190%, 08/09/2010	1,500,000	1,499,691
0.140%, 08/18/2010	4,300,000	4,299,197
0.145%, 08/19/2010	2,500,000	2,499,507
0.180%, 08/25/2010	14,000,000	13,996,150
0.150%, 09/22/2010	4,500,000	4,498,473
0.145%, 09/22/2010	6,000,000	5,997,965

		129,006,392

	Principal amount	Value
Short-term Investments (Cont.)
Machinery & Manufacturing (4.72%)
Caterpillar Financial Services Corp.
0.250%, 07/06/2010	$1,100,000	$1,099,962
0.300%, 09/03/2010	10,000,000	9,994,667
0.300%, 09/15/2010	150,000	149,905

		11,244,534

Oil & Gas (4.99%)
Chevron Funding Corp.
0.120%, 07/02/2010	11,900,000	11,899,960

	Shares	Value
Registered Investment Companies (0.32%)
JPMorgan U.S. Government Money Market Fund	765,395	$765,395

	Principal amount	Value
U.S. Government Obligations (12.16%)
U.S. Treasury Bill
0.155%, 07/29/2010	$11,000,000	$10,998,674
0.135%, 09/02/2010	7,000,000	6,998,346
0.085%, 09/16/2010	7,000,000	6,998,727
0.120%, 10/28/2010	4,000,000	3,998,414

		28,994,161

Total Short-term Investments
(cost $237,600,128)		237,600,128

TOTAL INVESTMENTS (99.68%)
(cost $237,600,128)		237,600,128
OTHER ASSETS, NET OF LIABILITIES (0.32%)		762,484

NET ASSETS (100.00%)		$238,362,612

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $11,497,481 or 4.82% of net assets.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

76	See accompanying notes to financial statements.

(This page intentionally left blank.)

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2010

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$215,547,197	124,091,662	92,407,134

Investments in securities at market value	$217,230,140	132,698,960	93,299,744
Investments in securities in Master Portfolios	—	—	—
Cash	—	—	—
Foreign currencies at value (cost $25,072 and $3,097,447, respectively)	—	—	25,079
Receivable for:
Dividends and interest	248,045	134,377	427,794
Shares of the Fund sold	54,324	87,575	21,896
Securities sold	2,631,250	1,130,208	396,624
SFIMC	—	11,427	9,513
Unrealized gain on forward foreign currency contracts	—	—	1,184
Prepaid expenses	29,014	30,715	20,338

Total assets	220,192,773	134,093,262	94,202,172

Liabilities and Net Assets
Dividends to shareholders	—	—	—
Payable for:
Shares of the Fund redeemed	56,954	46,056	38,285
Securities purchased	3,143,906	1,298,411	730,902
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	2,467
Due to affiliates	216,268	175,288	121,280
Accrued liabilities	47,294	49,474	52,172

Total liabilities	3,464,422	1,569,229	945,106

Net assets applicable to shares outstanding of common stock	$216,728,351	132,524,033	93,257,066

Analysis of Net Assets
Paid-in-capital	$334,797,070	175,121,753	115,695,169
Accumulated net realized gain (loss)	(120,412,997)	(50,879,984)	(24,452,722)
Net unrealized appreciation (depreciation)	1,682,943	8,607,298	890,367
Accumulated undistributed net investment income (loss)	661,335	(325,034)	1,124,252

Net assets applicable to shares outstanding	$216,728,351	132,524,033	93,257,066

Fund shares outstanding:
Class A Shares	4,977,342	3,682,798	2,356,765
Class B Shares	716,915	1,050,805	936,627
Legacy Class A Shares	11,741,367	7,438,449	4,625,778
Legacy Class B Shares	3,550,034	2,270,506	1,456,288
Institutional Shares	22,392,656	2,750,202	1,517,461
Class R-1 Shares	414,197	372,873	298,564
Class R-2 Shares	1,178,298	760,538	557,731
Class R-3 Shares	319,459	201,213	194,914
Net assets applicable to shares outstanding:
Class A Shares	$23,507,100	26,764,305	18,353,445
Class B Shares	3,381,374	7,419,266	7,223,796
Legacy Class A Shares	57,464,093	53,093,569	36,300,230
Legacy Class B Shares	17,244,530	15,490,088	11,303,898
Institutional Shares	106,116,031	20,216,583	11,895,064
Class R-1 Shares	1,950,757	2,631,899	2,313,144
Class R-2 Shares	5,551,793	5,438,650	4,340,561
Class R-3 Shares	1,512,673	1,469,673	1,526,928
Net asset value:
Class A Shares	$4.72	7.27	7.79
Class B Shares	4.72	7.06	7.71
Legacy Class A Shares	4.89	7.14	7.85
Legacy Class B Shares	4.86	6.82	7.76
Institutional Shares	4.74	7.35	7.84
Class R-1 Shares	4.71	7.06	7.75
Class R-2 Shares	4.71	7.15	7.78
Class R-3 Shares	4.74	7.30	7.83
Maximum offering price:
Class A Shares	$4.97	7.65	8.20
Legacy Class A Shares	5.04	7.36	8.09

78	See accompanying notes to financial statements.

S&P 500 Index Fund	Small Cap Index Fund	International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund

—	265,913,396	188,836,311	194,776,487	412,436,381	222,531,638	237,600,128

—	239,831,909	171,691,597	151,542,911	437,942,096	230,555,692	237,600,128
456,195,922	—	—	—	—	—	—
—	—	—	516,270	—	—	—
—	—	3,106,432	—	—	—	—

—	256,360	864,994	204,499	3,658,659	2,893,009	30
379,100	124,683	148,452	126,386	644,058	956,802	1,753,360
—	32,717	4,970	—	—	—	—
—	17,320	5,853	36,041	—	—	87,729
—	—	34,742	—	—	—	—
42,748	32,776	32,348	2,786	34,359	45,075	36,039

456,617,770	240,295,765	175,889,388	152,428,893	442,279,172	234,450,578	239,477,286

—	—	—	174,478	319,496	249,845	30

153,090	61,379	20,876	55,274	123,399	35,542	961,384
—	4,802,105	17,984	—	—	1,272,201	—
—	11,829	187,169	—	—	—	—
—	—	36,728	—	—	—	—
319,999	208,674	173,823	51,506	239,783	146,471	112,284
126,961	88,821	127,984	37,044	68,776	22,778	40,976

600,050	5,172,808	564,564	318,302	751,454	1,726,837	1,114,674

456,017,720	235,122,957	175,324,824	152,110,591	441,527,718	232,723,741	238,362,612

508,169,079	275,489,831	210,615,134	195,374,221	417,550,491	224,588,081	238,362,612
(48,811,892)	(14,586,204)	(19,575,323)	(387,406)	(1,528,488)	111,606	—
(6,950,130)	(26,155,407)	(17,328,099)	(43,233,576)	25,505,715	8,024,054	—
3,610,663	374,737	1,613,112	357,352	—	—	—

456,017,720	235,122,957	175,324,824	152,110,591	441,527,718	232,723,741	238,362,612

9,531,856	3,030,837	3,700,476	3,622,624	11,013,593	11,943,513	87,941,438
1,590,997	836,367	962,329	1,141,064	816,427	382,159	3,162,908
29,065,342	12,177,145	8,350,998	9,754,384	11,253,895	6,141,893	78,966,565
9,102,372	4,106,718	2,516,065	4,344,538	4,566,753	2,334,059	9,483,160
6,940,475	4,144,887	3,219,192	1,726,955	10,605,956		36,072,843
639,588	270,147	346,359	312,521	331,360		6,200,185
1,319,464	472,608	588,653	610,585	551,054		14,120,620
200,729	136,332	154,806	131,849	153,726		2,414,895

74,241,266	28,544,938	32,744,243	25,324,288	123,731,988	133,724,059	87,941,438
12,394,217	7,809,208	8,493,754	7,986,907	9,166,388	4,276,070	3,162,908
227,065,554	113,607,650	73,711,560	68,752,136	126,527,648	68,639,270	78,966,564
71,073,433	37,694,411	22,224,482	30,672,092	51,358,234	26,084,342	9,483,160
54,429,155	39,193,603	28,526,631	12,078,734	119,108,177		36,072,842
4,983,261	2,537,173	3,055,873	2,158,438	3,722,551		6,200,185
10,257,788	4,445,919	5,195,035	4,224,704	6,185,062		14,120,620
1,573,046	1,290,055	1,373,246	913,292	1,727,670		2,414,895

7.79	9.42	8.85	6.99	11.23	11.20	1.00
7.79	9.34	8.83	7.00	11.23	11.19	1.00
7.81	9.33	8.83	7.05	11.24	11.18	1.00
7.81	9.18	8.83	7.06	11.25	11.18	1.00
7.84	9.46	8.86	6.99	11.23		1.00
7.79	9.39	8.82	6.91	11.23		1.00
7.77	9.41	8.83	6.92	11.22		1.00
7.84	9.46	8.87	6.93	11.24		1.00

8.20	9.92	9.32	7.36	11.58	11.55	1.00
8.05	9.62	9.10	7.27	11.59	11.53	1.00

See accompanying notes to financial statements.	79

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2010

(Unaudited)

	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund
Assets
Investments in securities in Master Portfolios	$594,791,704	877,089,351	720,066,658	538,161,528	29,494,360
Receivable for:
Shares of the Fund sold	422,158	1,507,612	940,135	516,965	169,793
SFIMC	—	—	—	—	11,088
Prepaid expenses	68,272	58,964	52,887	44,189	14,545

Total assets	595,282,134	878,655,927	721,059,680	538,722,682	29,689,786

Liabilities and Net Assets
Dividends to shareholders	28,538	—	—	—	—
Payable for:
Shares of the Fund redeemed	160,853	253,895	630,734	385,209	9,110
Due to affiliates	478,806	716,777	601,574	442,722	42,630
Accrued liabilities	64,338	90,089	89,144	95,315	16,743

Total liabilities	732,535	1,060,761	1,321,452	923,246	68,483

Net assets applicable to shares outstanding of common stock	$594,549,599	877,595,166	719,738,228	537,799,436	29,621,303

Analysis of Net Assets
Paid-in-capital	624,475,705	972,787,723	837,181,428	656,191,853	30,373,421
Accumulated net realized gain (loss)	(39,502,854)	(82,708,726)	(91,632,859)	(82,597,744)	(355,754)
Net unrealized appreciation (depreciation)	9,049,088	(23,177,860)	(33,956,416)	(41,408,887)	(570,666)
Accumulated undistributed net investment income (loss)	527,660	10,694,029	8,146,075	5,614,214	174,302

Net assets applicable to shares outstanding	$594,549,599	877,595,166	719,738,228	537,799,436	29,621,303

Fund shares outstanding:
Class A Shares	20,425,352	29,444,776	26,093,128	17,179,754	3,450,334
Class B Shares	800,440	1,621,797	1,858,637	1,835,792
Legacy Class A Shares	23,188,135	28,271,956	19,881,435	14,022,046
Legacy Class B Shares	4,021,451	6,176,753	4,806,926	3,517,807
Institutional Shares	5,018,573	8,529,054	8,202,249	8,979,137
Class R-1 Shares	481,766	936,691	1,163,854	898,658	174,478
Class R-2 Shares	1,352,350	1,983,280	1,685,866	1,497,736	153,715
Class R-3 Shares	112,231	265,745	235,499	174,784
Net assets applicable to shares outstanding:
Class A Shares	$216,720,440	335,471,995	293,910,476	191,878,314	27,043,966
Class B Shares	8,536,252	18,325,980	20,796,611	20,363,445
Legacy Class A Shares	250,529,584	320,543,023	223,790,698	156,765,469
Legacy Class B Shares	43,556,794	69,801,914	53,786,538	39,182,430
Institutional Shares	54,224,793	97,323,595	92,820,576	100,941,146
Class R-1 Shares	5,122,933	10,600,114	13,017,302	9,973,397	1,369,080
Class R-2 Shares	14,647,806	22,508,669	18,954,200	16,714,696	1,208,257
Class R-3 Shares	1,210,997	3,019,876	2,661,827	1,980,539
Net asset value:
Class A Shares	$10.61	11.39	11.26	11.17	7.84
Class B Shares	10.66	11.30	11.19	11.09
Legacy Class A Shares	10.80	11.34	11.26	11.18
Legacy Class B Shares	10.83	11.30	11.19	11.14
Institutional Shares	10.80	11.41	11.32	11.24
Class R-1 Shares	10.63	11.32	11.18	11.10	7.85
Class R-2 Shares	10.83	11.35	11.24	11.16	7.86
Class R-3 Shares	10.79	11.36	11.30	11.33
Maximum offering price:
Class A Shares	$11.17	11.99	11.85	11.76	8.25
Legacy Class A Shares	11.13	11.69	11.61	11.53

80	See accompanying notes to financial statements.

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STATE FARM MUTUAL FUND TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2010

(Unaudited)

	Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund	S&P 500 Index Fund	Small Cap Index Fund
Investment Income: (a)
Dividends	$1,731,495	678,390	1,593,034	4,719,468	1,321,096
Interest	180	166	132	16,902	690
Securities lending - net	—	—	—	75,289	—
Tax-exempt interest	—	—	—	—	—

	1,731,675	678,556	1,593,166	4,811,659	1,321,786
Less: foreign withholding taxes	(1,203)	—	(171,556)	(1)	(57)
Portfolio expenses of Master Portfolios (b)	—	—	—	(123,488)	—

Total investment income	1,730,472	678,556	1,421,610	4,688,170	1,321,729
Expenses:
Investment advisory and management fees	706,037	560,628	400,405	369,753	441,530
Shareholder services fees	297,505	178,660	128,155	622,552	318,383
Distribution fees Class A	29,117	34,095	23,305	93,721	36,403
Distribution fees Class B	17,271	33,378	33,158	62,966	39,532
Distribution fees Legacy Class A	78,821	71,023	49,632	309,821	153,751
Distribution fees Legacy Class B	65,329	55,721	41,022	261,504	135,655
Distribution fees Class R-1	6,408	7,557	6,767	15,195	7,332
Distribution fees Class R-2	7,899	7,948	6,425	15,306	6,399
Regulatory fees	40,194	39,828	48,145	41,746	39,984
Reports to shareholders	33,711	31,886	19,290	90,435	63,171
Professional fees	20,454	23,894	26,431	24,078	20,888
Trustees’ fees and expenses	5,740	3,324	2,657	11,896	6,368
Custodian fees	2,291	7,359	47,176	250	22,274
Errors and omissions insurance	1,939	1,306	972	4,906	2,418
ICI dues	1,253	757	739	3,025	1,437
Securities valuation fees	1,041	1,673	8,619	—	11,846
Fidelity bond expense	269	182	135	689	332
License index fees	—	—	—	24,151	18,596

Total expenses	1,315,279	1,059,219	843,033	1,951,994	1,326,299
Less: expense reimbursement from affiliates (c)	(4)	(40,131)	(54,061)	—	(61,164)

Net expenses	1,315,275	1,019,088	788,972	1,951,994	1,265,135

Net investment income (loss)	415,197	(340,532)	632,638	2,736,176	56,594
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	5,896,817	12,067,266	(1,136,981)	(20,850,997)	715,233
Net realized gain (loss) on forward foreign currency contracts	—	—	(19,985)	—	—
Net realized loss on foreign currency transactions	—	—	(54,392)	—	—
Net realized gain (loss) on futures contracts	—	—	—	(920,705)	115,751
Change in net unrealized gain (loss) on open futures contracts	—	—	—	(1,024,828)	(209,965)
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(25,481,765)	(17,038,287)	(12,435,338)	(14,600,366)	(6,724,778)

Net realized and unrealized gain (loss) on investments	(19,584,948)	(4,971,021)	(13,646,696)	(37,396,896)	(6,103,759)

Net change in net assets resulting from operations	$(19,169,751)	(5,311,553)	(13,014,058)	(34,660,720)	(6,047,165)

(a)	Components of investment income for the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds reflect each Fund’s proportionate income from its Master Portfolio.

(b)	Portfolio expenses of Master Portfolios for the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds include the effect of expense reductions by BlackRock at the Master Porfolio level. See Note 2 under Expense Reduction Agreements.

(c)	For the Money Market Fund, this amount includes $543,684 of additional voluntary fee waivers from SFIMC and VP Management Corp. See Note 2 under Expense Reduction Agreements.

82	See accompanying notes to financial statements.

International Index Fund	Equity and Bond Fund	Bond Fund	Tax Advantaged Bond Fund	Money Market Fund	LifePath Retirement Fund	LifePath 2020 Fund	LifePath 2030 Fund	LifePath 2040 Fund	LifePath 2050 Fund

3,979,371	1,126,414	—	—	—	2,907,735	6,179,821	6,265,649	5,446,157	315,853
2,223	—	8,433,007	—	170,672	5,921,630	5,827,661	3,049,454	1,184,129	5,948
—	—	—	—	—	101,894	208,328	211,094	182,871	8,167
—	—	—	4,299,530	—	—	—	—	—	—

3,981,594	1,126,414	8,433,007	4,299,530	170,672	8,931,259	12,215,810	9,526,197	6,813,157	329,968
(370,056)	—	—	—	—	—	—	—	—	—
—	—	—	—	—	(784,447)	(1,016,713)	(755,387)	(517,505)	(22,576)

3,611,538	1,126,414	8,433,007	4,299,530	170,672	8,146,812	11,199,097	8,770,810	6,295,652	307,392

486,196	—	202,535	103,676	118,047	1,035,114	1,537,723	1,282,540	976,606	48,085
246,781	2,630	510,218	259,190	302,932	746,791	1,110,963	928,260	707,884	35,278
43,529	29,431	127,518	138,176	62,083	255,794	401,852	358,334	240,080	31,021
44,647	35,296	28,018	12,968	8,823	40,402	86,672	100,850	101,053	—
103,350	89,502	152,416	83,705	60,910	322,364	416,559	296,935	211,274	—
82,857	108,513	166,155	84,035	27,600	146,931	238,781	187,143	139,241	—
9,337	5,707	9,876	—	13,268	15,766	29,892	35,035	28,432	3,589
7,920	6,427	8,185	—	13,041	20,402	31,473	27,268	24,202	1,837
39,214	64,175	43,861	30,244	49,599	52,566	42,860	40,065	41,397	22,116
46,543	26,598	41,852	6,382	28,957	32,926	75,209	78,591	84,895	6,809
24,261	12,397	19,542	18,749	15,855	28,848	25,188	23,997	24,443	19,504
4,841	3,822	9,421	4,839	5,753	13,926	18,327	17,644	12,867	677
39,250	—	4,270	1,277	1,319	—	134	144	94	44
1,932	1,696	3,853	1,910	3,231	6,138	7,892	6,999	5,236	192
1,354	—	3,232	1,469	2,326	4,158	6,185	4,897	3,794	148
10,172	—	29,505	15,706	—	—	—	—	—	—
269	235	536	263	454	855	1,112	979	733	26
46,450	—	—	—	—	—	—	—	—	—

1,238,903	386,429	1,360,993	762,589	714,198	2,722,981	4,030,822	3,389,681	2,602,231	169,326
(19,808)	(108,924)	—	—	(543,715)	—	—	—	—	(35,648)

1,219,095	277,505	1,360,993	762,589	170,483	2,722,981	4,030,822	3,389,681	2,602,231	133,678

2,392,443	848,909	7,072,014	3,536,941	189	5,423,831	7,168,275	5,381,129	3,693,421	173,714

(1,628,540)	—	378,986	111,606	—	10,247,863	18,281,678	16,860,182	12,587,513	973,280
(340,103)	—	—	—	—	—	—	—	—	—
(112,077)	—	—	—	—	—	—	—	—	—
(298,921)	—	—	—	—	—	—	—	—	—
(247,676)	—	—	—	—	—	—	—	—	—
(29,356,006)	(5,570,466)	12,919,121	1,078,812	—	235,816	(58,653,099)	(67,013,734)	(60,919,237)	(4,132,096)

(31,983,323)	(5,570,466)	13,298,107	1,190,418	—	10,483,679	(40,371,421)	(50,153,552)	(48,331,724)	(3,158,816)

(29,590,880)	(4,721,557)	20,370,121	4,727,359	189	15,907,510	(33,203,146)	(44,772,423)	(44,638,303)	(2,985,102)

See accompanying notes to financial statements.	83

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Fund
Six months ended June 30, 2010 (unaudited) and the year ended December 31, 2009	2010	2009
From operations:
Net investment income (loss)	$415,197	1,534,287
Net realized gain (loss)	5,896,817	(38,727,791)
Change in net unrealized appreciation or depreciation	(25,481,765)	76,626,529

Net change in net assets resulting from operations	(19,169,751)	39,433,025
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(288)	(123,577)
Class B Shares	—	2
Legacy Class A Shares	(5)	(305,644)
Legacy Class B Shares	6	(23,390)
Institutional Shares	(60)	(842,850)
Class R-1 Shares	—	(7,698)
Class R-2 Shares	—	(19,722)
Class R-3 Shares	—	(7,862)

	(347)	(1,330,741)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(347)	(1,330,741)
From Fund share transactions:
Proceeds from shares sold	18,848,241	27,060,398
Reinvestment of distributions	347	602,153

	18,848,588	27,662,551
Less payments for shares redeemed	(13,801,077)	(17,443,013)

Net increase (decrease) in net assets from Fund share transactions	5,047,511	10,219,538

Total increase (decrease) in net assets	(14,122,587)	48,321,822

Net assets:
Beginning of period	230,850,938	182,529,116

End of period*	$216,728,351	230,850,938

* Including accumulated undistributed net investment income (loss)	$661,335	246,485

84	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		S&P 500 Index Fund		Small Cap Index Fund
2010	2009	2010	2009	2010	2009	2010	2009

(340,532)	(195,406)	632,638	504,580	2,736,176	6,339,196	56,594	861,153
12,067,266	(29,730,926)	(1,211,358)	(10,779,395)	(21,771,702)	(9,749,917)	830,984	(13,805,907)
(17,038,287)	59,533,484	(12,435,338)	36,238,309	(15,625,194)	101,476,616	(6,934,743)	62,029,712

(5,311,553)	29,607,152	(13,014,058)	25,963,494	(34,660,720)	98,065,895	(6,047,165)	49,084,958

—	—	(32)	(96,267)	(89)	(864,302)	(5)	(116,742)
—	—	—	(557)	—	(82,689)	—	55
—	—	(28)	(202,595)	51	(2,944,838)	31	(474,173)
—	—	—	(19,291)	(51)	(684,470)	(2)	(34,862)
—	—	—	(90,326)	31	(790,553)	16	(241,964)
—	—	—	(8,199)	—	(61,880)	—	(3,950)
—	—	—	(16,512)	—	(106,573)	—	(14,101)
—	—	—	(9,262)	—	(20,688)	—	(6,457)

—	—	(60)	(443,009)	(58)	(5,555,993)	40	(892,194)

—	—	—	—	—	—	—	(841)
—	—	—	—	—	—	—	(255)
—	—	—	—	—	—	—	(3,827)
—	—	—	—	—	—	—	(1,352)
—	—	—	—	—	—	—	(1,238)
—	—	—	—	—	—	—	(94)
—	—	—	—	—	—	—	(118)
—	—	—	—	—	—	—	(37)

—	—	—	—	—	—	—	(7,762)

—	—	(60)	(443,009)	(58)	(5,555,993)	40	(899,956)

14,323,991	20,285,821	10,102,766	13,437,396	46,905,923	67,220,958	17,705,076	25,090,580
—	—	33	274,481	1,016	5,372,713	(40)	755,039

14,323,991	20,285,821	10,102,799	13,711,877	46,906,939	72,593,671	17,705,036	25,845,619
(10,852,366)	(14,298,075)	(6,698,101)	(8,631,748)	(42,865,296)	(63,506,610)	(16,894,082)	(24,915,862)

3,471,625	5,987,746	3,404,698	5,080,129	4,041,643	9,087,061	810,954	929,757

(1,839,928)	35,594,898	(9,609,420)	30,600,614	(30,619,135)	101,596,963	(5,236,171)	49,114,759

134,363,961	98,769,063	102,866,486	72,265,872	486,636,855	385,039,892	240,359,128	191,244,369

132,524,033	134,363,961	93,257,066	102,866,486	456,017,720	486,636,855	235,122,957	240,359,128

(325,034)	15,498	1,124,252	491,674	3,610,663	874,545	374,737	318,103

See accompanying notes to financial statements.	85

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Index Fund
Six months ended June 30, 2010 (unaudited) and the year ended December 31, 2009	2010	2009
From operations:
Net investment income (loss)	$2,392,443	3,139,298
Net realized gain (loss)	(2,379,641)	(7,114,587)
Change in net unrealized appreciation or depreciation	(29,603,682)	47,106,521

Net change in net assets resulting from operations	(29,590,880)	43,131,232
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(131)	(715,188)
Class B Shares	(21)	(141,340)
Legacy Class A Shares	(1,011)	(1,749,539)
Legacy Class B Shares	25	(457,230)
Institutional Shares	70	(726,383)
Class R-1 Shares	—	(74,512)
Class R-2 Shares	—	(97,602)
Class R-3 Shares	—	(33,977)

	(1,068)	(3,995,771)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(1,068)	(3,995,771)
From Fund share transactions:
Proceeds from shares sold	14,779,740	26,211,746
Reinvestment of distributions	960	3,014,578

	14,780,700	29,226,324
Less payments for shares redeemed	(13,530,005)	(24,249,929)

Net increase (decrease) in net assets from Fund share transactions	1,250,695	4,976,395

Total increase (decrease) in net assets	(28,341,253)	44,111,856

Net assets:
Beginning of period	203,666,077	159,554,221

End of period*	$175,324,824	203,666,077

* Including accumulated undistributed net investment income (loss)	$1,613,112	(778,263)

86	See accompanying notes to financial statements.

Equity and Bond Fund		Bond Fund		Tax Advantaged Bond Fund		Money Market Fund
2010	2009	2010	2009	2010	2009	2010	2009

848,909	2,624,550	7,072,014	13,120,926	3,536,941	5,190,250	189	102,809
—	28	378,986	(1,234,818)	111,606	442,893	—	—
(5,570,466)	18,955,768	12,919,121	18,035,517	1,078,812	7,327,123	—	—

(4,721,557)	21,580,346	20,370,121	29,921,625	4,727,359	12,960,266	189	102,809

(151,133)	(360,739)	(1,774,652)	(2,190,227)	(1,915,129)	(1,839,059)	—	(31,274)
(22,816)	(96,690)	(133,027)	(268,030)	(61,224)	(119,537)	—	(425)
(398,123)	(1,209,845)	(2,127,666)	(4,760,180)	(1,163,019)	(2,365,980)	—	(42,035)
(112,732)	(462,405)	(790,094)	(1,897,039)	(397,569)	(865,674)	—	(1,328)
(85,564)	(231,417)	(2,061,271)	(3,619,306)	—	—	(177)	(21,535)
(9,348)	(37,057)	(62,612)	(157,251)	—	—	—	(1,177)
(23,092)	(62,835)	(91,864)	(176,692)	—	—	—	(4,092)
(6,321)	(17,672)	(30,828)	(52,201)	—	—	(12)	(943)

(809,129)	(2,478,660)	(7,072,014)	(13,120,926)	(3,536,941)	(5,190,250)	(189)	(102,809)

—	—	—	—	—	(237,937)	—	—
—	—	—	—	—	(10,701)	—	—
—	—	—	—	—	(187,470)	—	—
—	—	—	—	—	(73,877)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	(509,985)	—	—

(809,129)	(2,478,660)	(7,072,014)	(13,120,926)	(3,536,941)	(5,700,235)	(189)	(102,809)

13,692,290	17,949,408	75,691,596	112,221,064	55,966,112	78,372,123	147,080,961	307,052,101
634,651	1,890,983	5,254,362	9,160,554	2,179,385	2,864,837	64	97,328

14,326,941	19,840,391	80,945,958	121,381,618	58,145,497	81,236,960	147,081,025	307,149,429
(10,863,092)	(17,963,917)	(34,570,125)	(49,826,920)	(14,712,671)	(19,461,726)	(152,985,045)	(297,599,295)

3,463,849	1,876,474	46,375,833	71,554,698	43,432,826	61,775,234	(5,904,020)	9,550,134

(2,066,837)	20,978,160	59,673,940	88,355,397	44,623,244	69,035,265	(5,904,020)	9,550,134

154,177,428	133,199,268	381,853,778	293,498,381	188,100,497	119,065,232	244,266,632	234,716,498

152,110,591	154,177,428	441,527,718	381,853,778	232,723,741	188,100,497	238,362,612	244,266,632

357,352	317,572	—	—	—	—	—	—

See accompanying notes to financial statements.	87

STATE FARM MUTUAL FUND TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Fund
Six months ended June 30, 2010 (unaudited) and the year ended December 31, 2009	2010	2009
From operations:
Net investment income	$5,423,831	5,038,251
Net realized gain (loss)	10,247,863	(6,177,873)
Change in net unrealized appreciation or depreciation	235,816	26,558,880

Net change in net assets resulting from operations	15,907,510	25,419,258
Distributions to shareholders from and in excess of:
Net investment income:
Class A Shares	(1,944,443)	(1,856,421)
Class B Shares	(47,633)	(51,255)
Legacy Class A Shares	(2,223,681)	(2,424,591)
Legacy Class B Shares	(298,501)	(291,958)
Institutional Shares	(547,566)	(502,459)
Class R-1 Shares	(38,935)	(55,491)
Class R-2 Shares	(120,582)	(90,619)
Class R-3 Shares	(12,286)	(8,091)

	(5,233,627)	(5,280,885)
Net realized gain:
Class A Shares	—	—
Class B Shares	—	—
Legacy Class A Shares	—	—
Legacy Class B Shares	—	—
Institutional Shares	—	—
Class R-1 Shares	—	—
Class R-2 Shares	—	—
Class R-3 Shares	—	—

	—	—

Total distributions to shareholders	(5,233,627)	(5,280,885)
From Fund share transactions:
Proceeds from shares sold	54,179,248	462,938,006
Reinvestment of distributions	5,186,642	5,161,458

	59,365,890	468,099,464
Less payments for shares redeemed	(54,918,590)	(44,423,617)

Net increase (decrease) in net assets from Fund share transactions	4,447,300	423,675,847

Total increase (decrease) in net assets	15,121,183	443,814,220

Net assets:
Beginning of period	579,428,416	135,614,196

End of period*	$594,549,599	579,428,416

* Including accumulated undistributed net investment income (loss)	$527,660	337,456

88	See accompanying notes to financial statements.

LifePath 2020 Fund		LifePath 2030 Fund		LifePath 2040 Fund		LifePath 2050 Fund
2010	2009	2010	2009	2010	2009	2010	2009

7,168,275	15,516,290	5,381,129	11,561,820	3,693,421	8,068,827	173,714	251,301
18,281,678	(61,488,018)	16,860,182	(64,376,513)	12,587,513	(53,581,580)	973,280	(444,193)
(58,653,099)	188,779,411	(67,013,734)	186,807,477	(60,919,237)	158,188,497	(4,132,096)	4,850,796

(33,203,146)	142,807,683	(44,772,423)	133,992,784	(44,638,303)	112,675,744	(2,985,102)	4,657,904

(1,465)	(5,718,459)	(923)	(4,447,246)	133	(2,717,663)	85	(261,906)
299	(235,330)	283	(233,421)	296	(203,003)	—	—
(190)	(6,225,702)	2,888	(3,897,311)	145	(2,505,135)	—	—
78	(1,117,275)	(52)	(754,988)	(166)	(494,636)	—	—
(2,552)	(1,906,424)	(5,362)	(1,701,237)	(6,619)	(1,652,334)	—	—
—	(200,542)	—	(197,551)	—	(144,204)	—	(12,887)
—	(304,096)	—	(231,923)	—	(196,442)	—	(11,027)
—	(56,073)	—	(40,896)	—	(29,956)	—	—

(3,830)	(15,763,901)	(3,166)	(11,504,573)	(6,211)	(7,943,373)	85	(285,820)

—	—	—	—	—	—	—	(529,807)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	(34,644)
—	—	—	—	—	—	—	(25,978)
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	(590,429)

(3,830)	(15,763,901)	(3,166)	(11,504,573)	(6,211)	(7,943,373)	85	(876,249)

125,376,345	171,540,298	112,100,445	151,895,664	87,853,713	118,068,742	13,131,013	13,610,612
(6,897)	15,697,159	3,796	11,480,083	240	7,926,017	(8)	771,696

125,369,448	187,237,457	112,104,241	163,375,747	87,853,953	125,994,759	13,131,005	14,382,308
(59,811,035)	(100,741,208)	(51,843,996)	(81,682,333)	(47,246,789)	(62,052,972)	(3,626,968)	(1,448,149)

65,558,413	86,496,249	60,260,245	81,693,414	40,607,164	63,941,787	9,504,037	12,934,159

32,351,437	213,540,031	15,484,656	204,181,625	(4,037,350)	168,674,158	6,519,020	16,715,814

845,243,729	631,703,698	704,253,572	500,071,947	541,836,786	373,162,628	23,102,283	6,386,469

877,595,166	845,243,729	719,738,228	704,253,572	537,799,436	541,836,786	29,621,303	23,102,283

10,694,029	3,529,584	8,146,075	2,768,112	5,614,214	1,927,004	174,302	503

See accompanying notes to financial statements.	89

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Mutual Fund Trust (the “Trust”) has 15 separate investment portfolios (the “Funds”). Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The State Farm Equity Fund (the “Equity Fund”) seeks long-term growth of capital. The Equity Fund seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in common stocks and other equity securities of U.S. large capitalization companies.

The State Farm Small/Mid Cap Equity Fund (the “Small/Mid Cap Equity Fund”) seeks long-term growth of capital. The Small/Mid Cap Equity Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The State Farm International Equity Fund (the “International Equity Fund”) seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The State Farm S&P 500 Index Fund (the “S&P 500 Index Fund”) seeks to provide investment results that correspond to the total return of publicly traded common stocks as represented by the Standard & Poor’s 500 Stock Index (the “S&P 500® Index”)1. The S&P 500 Index Fund invests all of its assets in a separate series of an unaffiliated mutual fund called Master Investment Portfolio. That series, called the S&P 500 Stock Master Portfolio, holds each of the stocks that make up the S&P 500 Index. The S&P 500 Stock Master Portfolio and the S&P 500 Index Fund have substantially similar investment objectives.

The State Farm Small Cap Index Fund (the “Small Cap Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund pursues its investment objective by investing in a representative sample of the securities contained in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The State Farm International Index Fund (the “International Index Fund”) seeks to match as closely as practicable, before fees and expenses, the performance of an international portfolio of common stocks represented by the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (the “EAFE® Free”)3. The International Index Fund selects a representative sample of the securities contained in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The State Farm Equity and Bond Fund (the “Equity and Bond Fund”) seeks long-term growth of principal while providing some current income. The Equity and Bond Fund invests substantially all of its assets in Institutional shares of the State Farm Equity Fund and State Farm Bond Fund of the Trust.

The State Farm Bond Fund (the “Bond Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds. The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. Government and agency obligations, and mortgage-backed securities.

The State Farm Tax Advantaged Bond Fund (the “Tax Advantaged Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Tax Advantaged Bond Fund normally invests so that either (1) at least 80% of the Tax Advantaged Bond Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% or more of the Tax Advantaged Bond Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

The State Farm Money Market Fund (the “Money Market Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Money Market Fund invests exclusively in short-term, U.S. dollar-denominated money market securities, including those issued by U.S. and foreign financial institutions, corporate issuers, the U.S. Government and its agencies and instrumentalities, municipalities, foreign governments, and multi-national organizations, such as The World Bank.

The State Farm LifePath® Retirement Fund (the “LifePath Retirement Fund”)4 is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath Retirement Master Portfolio. The LifePath Retirement Master Portfolio and the LifePath Retirement Fund have substantially similar investment objectives.

The State Farm LifePath 2020® Fund (the “LifePath 2020 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2020 Master Portfolio. The LifePath 2020 Master Portfolio and the LifePath 2020 Fund have substantially similar investment objectives.

The State Farm LifePath 2030® Fund (the “LifePath 2030 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2030 Master Portfolio. The LifePath 2030 Master Portfolio and the LifePath 2030 Fund have substantially similar investment objectives.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The State Farm LifePath 2040® Fund (the “LifePath 2040 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2040 Master Portfolio. The LifePath 2040 Master Portfolio and the LifePath 2040 Fund have substantially similar investment objectives.

The State Farm LifePath 2050® Fund (the “LifePath 2050 Fund”) is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Fund invests all of its assets in a separate series of the Master Investment Portfolio, called the LifePath 2050 Master Portfolio. The LifePath 2050 Master Portfolio and the LifePath 2050 Fund have substantially similar investment objectives.

Each LifePath Master Portfolio invests in a combination of stock, bond and short-term money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive asset allocation investment strategy that gradually becomes more conservative as the year in the LifePath Fund’s name approaches, except for the LifePath Retirement Master Portfolio that already is in its most conservative phase.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Non-feeder Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgement.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2010:

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$213,633,358	$—	$—	$213,633,358
Short-term Investments	3,596,782	—	—	3,596,782
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	130,088,065	—	—	130,088,065
Registered Investment Companies	1,136,187	—	—	1,136,187
Short-term Investments	1,474,708	—	—	1,474,708
International Equity Fund					—	(1,283)	—	(1,283)
Common Stocks (a)	—	85,861,188	—	85,861,188
Preferred Stocks (a)	—	3,784,701	—	3,784,701
Repurchase Agreement	—	3,653,855	—	3,653,855
S&P 500 Index Fund					—	—	—	—
Investments in securities in Master Portfolios	—	456,195,922	—	456,195,922
Small Cap Index Fund					(73,920)	—	—	(73,920)
Common Stocks (a)	231,789,708	—	0	231,789,708
Registered Investment Companies	2,152,899	—	—	2,152,899
Short-term Investments	5,209,791	679,511	—	5,889,302
International Index Fund					(187,169)	(1,986)	—	(189,155)
Common Stocks (a)	—	170,705,536	0	170,705,536
Preferred Stocks (a)	—	721,137	—	721,137
Repurchase Agreement	—	264,924	—	264,924
Equity and Bond Fund					—	—	—	—
Registered Investment Companies	151,542,911	—	—	151,542,911
Bond Fund					—	—	—	—
Corporate Bonds	—	177,626,467	—	177,626,467
Taxable Municipal Bonds	—	2,094,800	—	2,094,800
Commercial Mortgaged-Backed Securities	—	4,081,674	—	4,081,674
Agency Notes & Bonds	—	10,557,604	—	10,557,604
Mortgage-Backed Securities	—	95,086,073	—	95,086,073
U.S. Treasury Obligations	—	117,151,088	—	117,151,088
Short-term Investments	31,344,390	—	—	31,344,390
Tax Advantaged Bond Fund					—	—	—	—
Long-term Municipal Bonds	—	223,112,051	—	223,112,051
Short-term Investments	7,443,641	—	—	7,443,641
Money Market Fund					—	—	—	—
Short-term Investments	765,395	236,834,733	—	237,600,128

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Investments in Securities				Other Financial Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
LifePath Retirement Fund					$—	$—	$—	$—
Investments in securities in Master Portfolios	$—	$594,791,704	$—	$594,791,704
LifePath 2020 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	877,089,351	—	877,089,351
LifePath 2030 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	720,066,658	—	720,066,658
LifePath 2040 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	538,161,528	—	538,161,528
LifePath 2050 Fund					—	—	—	—
Investments in securities in Master Portfolios	—	29,494,360	—	29,494,360

Other financial instruments are derivative instruments not listed separately in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The International Equity Fund, Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2009 or for the six months ended June 30, 2010. The remaining Funds did not hold any Level 3 securities as of December 31, 2009 or for the six months ended June 30, 2010.

Repurchase agreements

The Funds, including the S&P 500 Index, LifePath Retirement, LifePath 2020, LifePath 2030, LifePath 2040 and LifePath 2050 Funds (“Feeder Funds”) through their investment in the Master Portfolios, may enter into repurchase agreements with banks, brokers, dealers or other financial institutions, in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. For those Funds that are Non-feeder Funds, a Fund’s Schedule of Investments reflects repurchase agreements, if any, entered into as of June 30, 2010. For the Feeder Funds, see the Notes to Financial Statements for the Master Portfolios included elsewhere in this report for more information on repurchase agreements entered into by the Master Portfolios.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Securities purchased on a “when-issued” basis

The Tax Advantaged Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Tax Advantaged Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At June 30, 2010, the Tax Advantaged Bond Fund had commitments of $1,272,201 (representing 0.55% of net assets) for when-issued securities.

Multi-class fund structure

Each Fund, other than the Tax Advantaged Bond Fund and LifePath 2050 Fund, offers eight classes of shares. The Tax Advantaged Bond Fund offers four classes of shares: Class A, Legacy Class A, Class B and Legacy Class B. The LifePath 2050 Fund offers three classes of shares: Class A, Class R-1 and Class R-2. Except for new investments in the Money Market Fund, Class A and Legacy Class A shares are offered to investors subject to an initial sales charge. Class B and Legacy Class B shares are offered without an initial sales charge, but are subject to higher ongoing expenses than Class A and

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Legacy Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B and Legacy Class B shares automatically convert to the corresponding Class A and Legacy Class A shares eight years after issuance. Institutional shares are offered to institutional investors, including certain insurance companies, defined contribution plans, defined benefit plans, and may be used as a funding vehicle for certain IRAs. Class R-1, R-2 and R-3 shares are available for purchase or exchange only by certain qualified purchasers as defined in the prospectus for Class R-1, R-2, and R-3 shares. Institutional, Class R-1, R-2 and R-3 shares are not subject to an initial sales charge or a contingent deferred sales charge.

Investment income and certain Fund level expenses and expense reductions, if any, are borne pro rata on the basis of fair value of settled shares outstanding for the Bond, Tax Advantaged Bond and Money Market Funds and, indirectly, the Equity and Bond Fund, and relative net assets for all other Funds. Realized and unrealized gains and losses are borne pro rata on the basis of relative net assets for all Funds. However, each class bears certain expenses unique to that class such as distribution services and certain other class specific expenses. Differences in class expenses may result in the payment of different per share dividends by class. All shares of the Funds have equal rights with respect to voting subject to class specific arrangements.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Fund share valuation

The offering price of the shares of each Fund, other than Money Market Fund, is its Net Asset Value (“NAV”), plus an initial sales charge on the Class A and Legacy Class A shares. The offering price of the Money Market Fund and all Funds’ Class B, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3 shares is the NAV. A separate NAV is calculated for each class of each Fund.

The NAV for each class of each Fund is determined as of the time of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually at 3:00 p.m., Central Time), on each day when the NYSE is open for business. Shares of the Funds will not be priced on days when the NYSE is closed.

Investments in Master Portfolios

The Feeder Funds, through their investments in the Master Portfolios, are diversified, open-end management investment companies. The Feeder Funds invest all of their assets in the Master Portfolios. The percentage ownership in the Master Portfolios held by the Feeder Funds as of June 30, 2010 is detailed below:

Feeder Fund	Invests in Master Portfolio	% ownership interest held by the Feeder Funds
S&P 500 Index Fund	S&P 500 Stock Master Portfolio	25.45%
LifePath Retirement Fund	LifePath Retirement Master Portfolio	47.45%
LifePath 2020 Fund	LifePath 2020 Master Portfolio	44.36%
LifePath 2030 Fund	LifePath 2030 Master Portfolio	45.59%
LifePath 2040 Fund	LifePath 2040 Master Portfolio	45.03%
LifePath 2050 Fund	LifePath 2050 Master Portfolio	42.05%

The Master Portfolios are diversified, open-end management investment companies, each of which has an investment objective substantially similar to that of its corresponding Feeder Fund. The financial statements of each Master Portfolio, including Schedules of Investments, are included elsewhere in this report.

Each Feeder Fund records its investment in its Master Portfolio based upon each Feeder Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation policies relating to securities held by each Master Portfolio are disclosed in the MIP Notes to Financial Statements included elsewhere in this report.

Each Feeder Fund records daily its proportionate share of the Master Portfolio’s income, expenses, and realized and unrealized gains and losses. In addition, the Feeder Funds accrue their own expenses.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2009, the Trust’s management has completed a review of tax positions taken by the Funds and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed, as of December 31, 2009. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination.

As of June 30, 2010, aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes for certain Funds were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Equity Fund	$216,710,572	$17,296,471	$(16,776,903)	$519,568
Small/Mid Cap Equity Fund	124,238,072	16,392,153	(7,931,265)	8,460,888
International Equity Fund	95,436,124	7,387,661	(9,524,041)	(2,136,380)
Small Cap Index Fund	265,948,309	34,575,910	(60,692,310)	(26,116,400)
International Index Fund	192,089,454	24,321,086	(44,718,943)	(20,397,857)
Equity and Bond Fund	194,870,992	4,567,223	(47,895,304)	(43,328,081)
Bond Fund	412,436,381	25,807,816	(302,101)	25,505,715
Tax Advantaged Bond Fund	222,531,638	8,144,854	(120,800)	8,024,054
Money Market Fund	237,600,128	—	—	—

The differences between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Master Portfolios are organized as partnerships for federal income tax purposes. Information relating to the cost of investments, gross and net unrealized appreciation (depreciation) and other tax matters for the Master Portfolios may be found in the MIP Schedules of Investments which are included in this report. The tax cost information for the LifePath Master Portfolios in the MIP Schedules of Investments does not include the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios, each of which is an Underlying Fund. See the MIP Schedules of Investments for the tax cost information of the underlying investments in the Active Stock and CoreAlpha Bond Master Portfolios.

At December 31, 2009, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Year of Expiration
	2011	2013	2014	2015	2016	2017	Total
Equity Fund	$—	$—	$—	$—	$70,645,471	$51,585,590	$122,231,061
Small/Mid Cap Equity Fund	—	—	—	—	23,162,531	39,509,875	62,672,406
International Equity Fund	—	—	—	—	7,042,943	11,960,338	19,003,281
S&P 500 Index Fund	—	—	—	—	12,289,404	9,273,659	21,563,063
Small Cap Index Fund	—	—	—	—	—	15,170,996	15,170,996
International Index Fund	—	—	—	—	5,140,621	7,747,891	12,888,512
Equity and Bond Fund	—	—	—	—	289,283	—	289,283
Bond Fund	24,490	92,631	555,535	—	—	1,234,818	1,907,474
LifePath Retirement Fund	—	—	—	2,998,534	34,428,945	10,856,882	48,284,361
LifePath 2020 Fund	—	—	—	—	20,206,804	72,844,865	93,051,669
LifePath 2030 Fund	—	—	—	—	21,081,063	69,253,223	90,334,286
LifePath 2040 Fund	—	—	—	—	19,524,883	57,072,053	76,596,936

The Equity and Bond Fund utilized $28 of capital loss carryforwards to offset realized capital gains in 2009.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2009, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Equity Fund	$180,359	—	$25,447,199	$(124,526,181)	$(98,898,623)
Small/Mid Cap Equity Fund	—	—	25,453,594	(62,739,761)	(37,286,167)
International Equity Fund	1,595,839	—	8,943,178	(19,963,002)	(9,423,985)
S&P 500 Index Fund	753,837	—	4,830,509	(23,074,927)	(17,490,581)
Small Cap Index Fund	79,583	—	(19,200,509)	(15,198,823)	(34,319,749)
International Index Fund	279,703	—	9,039,512	(15,017,577)	(5,698,362)
Equity and Bond Fund	313,954	—	(37,757,615)	(289,283)	(37,732,944)
Bond Fund	48,913	—	12,586,594	(1,907,474)	10,728,033
Tax Advantaged Bond Fund	—	—	6,945,242	—	6,945,242
Money Market Fund	7,441	—	—	—	7,441
LifePath Retirement Fund	1,794,784	—	5,889,588	(48,284,361)	(40,599,989)
LifePath 2020 Fund	2,722,175	—	28,343,913	(93,051,669)	(61,985,581)
LifePath 2030 Fund	1,768,396	—	15,898,279	(90,334,286)	(72,667,611)
LifePath 2040 Fund	932,643	—	1,916,390	(76,596,936)	(73,747,903)
LifePath 2050 Fund	168,908	—	2,063,991	—	2,232,899

The difference between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2009 relates to one or more of the following: forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals, return of capital transactions, amortization for GAAP but not for federal income tax purposes and non deductible start-up expenses.

From November 1, 2009 through December 31, 2009, the Equity Fund incurred $2,295,120 in long-term realized losses, the Small/Mid Cap Equity Fund incurred $67,355 in net realized losses, the S&P 500 Index Fund incurred $1,511,864 in net realized losses and the Small Cap Index Fund incurred $27,827 in long-term realized losses. As permitted by tax regulations, the Funds elected to defer the losses and treat them as arising on January 1, 2010.

From November 1, 2009 through December 31, 2009, the International Equity Fund incurred $2,612 in foreign exchange losses and $957,113 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2010.

From November 1, 2009 through December 31, 2009, the International Index Fund incurred $202,138 in foreign exchange losses and $1,926,927 in net realized losses. As permitted by tax regulations, the Fund elected to defer the losses and treat them as arising on January 1, 2010.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, net operating losses, the timing of Fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2009, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Accumulated Undistributed Net Investment Income (Loss)
Equity Fund	$—	$(4,456)	$—	$4,456
Small/Mid Cap Equity Fund	(222,853)	22,155	—	200,698
International Equity Fund	—	(143,407)	—	143,407
S&P 500 Index Fund	(41,260)	160,400	—	(119,140)
Small Cap Index Fund	—	97,710	—	(97,710)
International Index Fund	—	(331,844)	—	331,844
LifePath Retirement Fund	37,141,045	(36,799,792)	—	(341,253)
LifePath 2020 Fund	1,055	798,058	—	(799,113)
LifePath 2030 Fund	(4,275)	418,876	—	(414,601)
LifePath 2040 Fund	4,206	157,168	—	(161,374)
LifePath 2050 Fund	791	(34,132)	—	33,341

The Equity Fund, Small/Mid Cap Equity Fund, International Equity Fund, S&P 500 Index Fund, Small Cap Index Fund, International Index Fund, Equity and Bond Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 and LifePath 2050 Fund declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond Fund, Tax Advantaged Bond Fund and Money Market Fund declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

The LifePath Retirement Fund declares and distributes dividends quarterly and capital gain distributions, if any, at least annually.

The tax character of distributions was as follows for the year ended December 31, 2009:

2009 LifePath 2050 Fund	Ordinary Income	Long-term Capital Gain	Total
Class A	$791,713	$—	$791,713
Class R1	47,531	—	47,531
Class R2	37,005	—	37,005

Total Distributions	$876,249	$—	$876,249

2009 Tax Advantaged Bond Fund	Tax Exempt Income	Ordinary Income	Long-term Capital Gain	Total
Class A	$1,839,059	$15,039	$222,898	$2,076,996
Class B	119,537	643	10,058	130,238
Legacy Class A	2,365,980	11,259	176,211	2,553,450
Legacy Class B	865,674	4,413	69,464	939,551

Total Distributions	$5,190,250	$31,354	$478,631	$5,700,235

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statement of Changes in Net Assets for the year ended December 31, 2009.

The International Equity Fund, Small Cap Index Fund and the International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $987,977 as ordinary income for federal income tax purposes during 2009. The Small Cap Index Fund recognized realized gains of $1,258 as ordinary income for federal income tax purposes during 2009. The International Index Fund recognized unrealized appreciation (depreciation) of $638,423 as ordinary income for federal income tax purposes during 2009. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2009 was $1,089,018 for the International Equity Fund and $879,188 for the International Index Fund.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2010. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Subsequent events

The Trust’s management has evaluated all subsequent events through the date that the financial statements were issued.

Financial instruments

The Small Cap Index Fund and International Index Fund are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds entered into forward foreign currency contracts to decrease exposure to a given currency between trade date and settlement date on security transactions. Realized and unrealized gains and losses on forward foreign currency contracts are reflected in the Statements of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedule of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For disclosures about derivative instruments and hedging activities for the Master Portfolio, see the MIP Notes to Financial Statements.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2010, the value of derivative instruments, which are also disclosed in Note 4 under Futures and foreign currency contracts, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments (a)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
International Equity Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$1,184	Unrealized loss on forward foreign currency contracts	$2,467

Total			$1,184		$2,467

Small Cap Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets - Net Unrealized Appreciation	$—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	$73,920	(b)

Total			$—		$73,920

International Index Fund	Forward Foreign Currency Contracts	Unrealized gain on forward foreign currency contracts	$34,742	Unrealized loss on forward foreign currency contracts	$36,728
International Index Fund	Stock Index Futures Contracts	Variation Margin; Analysis of Net Assets- Net Unrealized Appreciation	—	Variation Margin; Analysis of Net Assets - Net Unrealized Depreciation	187,169

Total			$34,742		$223,897

(a)    For open derivative instruments as of June 30, 2010, see Note 4 under Futures and foreign currency contracts, which is also indicative of derivative activity volume for the six months ended June 30, 2010.

(b)    Represents cumulative unrealized gain (loss) of futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2010, the effect of derivative instruments on the Statements of Operations were as follows:

		Amount or Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Futures	Forward Currency Contracts
International Equity Fund	Forward Foreign Currency Contracts	$—	$(19,985)	$—	$(1,875)
S&P 500 Index Fund	Stock Index Futures Contracts	(920,705)	—	(1,024,828)	—
Small Cap Index Fund	Stock Index Futures Contracts	115,751	—	(209,965)	—
International Index Fund	Forward Foreign Currency Contracts	—	(340,103)	—	56,509
International Index Fund	Stock Index Futures Contracts	(298,921)	—	(247,676)	—

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC, which serves as the Trust’s investment adviser and conducts the business and affairs of the Trust. Each Fund pays SFIMC an investment advisory and management services fee based upon that Fund’s average daily net assets. The fee is accrued daily and paid to SFIMC monthly. The rates for the Feeder Funds include the fee for BlackRock Fund Advisors (“BlackRock”) investment advisory services to the Master Portfolios.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Equity Fund	0.60%	Tax Advantaged Bond Fund	0.10%
Small/Mid Cap Equity Fund	0.80%	Money Market Fund	0.10%
International Equity Fund	0.80%	LifePath Retirement Fund	0.70%
S&P 500 Index Fund	0.20%	LifePath 2020 Fund	0.70%
Small Cap Index Fund	0.35%	LifePath 2030 Fund	0.70%
International Index Fund	0.50%	LifePath 2040 Fund	0.70%
Equity and Bond Fund	None	LifePath 2050 Fund	0.70%
Bond Fund	0.10%

SFIMC does not receive an investment advisory and management services fee for performing its services for the Equity and Bond Fund. However, SFIMC receives investment advisory and management services fees from managing the underlying funds into which the Equity and Bond Fund invests. The Equity and Bond Fund pays no sales loads or similar compensation to SFIMC to acquire shares of each Fund in which it invests. Because the Underlying Funds have varied expenses and fee levels and the Equity and Bond Fund may own different proportions of the Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Equity and Bond Fund will vary.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Equity Fund; Bridgeway and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and Northern Trust Investments, N.A. (“Northern Trust”) as the investment sub-adviser to provide day-to-day portfolio management for the Small Cap Index Fund and International Index Fund.

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and Northern Trust’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

For the six months ended ended June 30, 2010, the following fees were earned by Bridgeway, Westwood, Rainier, Marsico, Northern Cross, and Northern Trust for providing sub-advisory services (although not all amounts indicated were paid during that period):

	Bridgeway	Westwood	Rainier	Marsico	Northern Cross	Northern Trust
Equity Fund	$267,033	$220,389	$—	$—	$—	$—
Small Mid/Cap Equity Fund	209,944	—	209,870	—	—	—
International Equity Fund	—	—	—	123,073	152,461	—
Small Cap Index Fund	—	—	—	—	—	148,265
International Index Fund	—	—	—	—	—	119,476

Total Sub-Advisory Fees	$476,977	$220,389	$209,870	$123,073	$152,461	$267,741

Distribution and Shareholder Services Agreements

The Trust has entered into a distribution and service plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with State Farm VP Management Corp. (“VP Management Corp.”). Under terms of this plan, each Fund pays VP Management Corp. an annual fee based on a specified percentage of average daily net assets, up to the following amounts (not all Funds offer all classes shown):

	Class A	Class B	Legacy Class A	Legacy Class B	Class R-1	Class R-2
Money Market Fund	0.15%	0.55%	0.15%	0.55%	0.40%	0.20%
Bond Fund and Tax Advantaged Bond Fund	0.25%	0.65%	0.25%	0.65%	0.50%	0.30%
All Other Funds	0.25%	0.95%	0.25%	0.65%	0.50%	0.30%

Effective January 1, 2008, distribution and service (12b-1) fees for Class B shares of the Small/Mid Cap Equity Fund, International Equity Fund and Equity and Bond Fund decreased from 0.95% of average daily net assets to 0.85% of average daily net assets.

The annual fee amount is payable to VP Management Corp. by each Fund only to the extent VP Management Corp. has incurred distribution expenses to be reimbursed. Any distribution expenses incurred by VP Management Corp. and not otherwise reimbursed by the Funds under the distribution plan can

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

be carried forward and reimbursed in a later time period. At June 30, 2010, VP Management Corp. had not been reimbursed for the following amounts (the TOTAL below is the cumulative amount of unreimbursed distribution expenses incurred since the commencement of operations of the Trust, although the total amount incurred by Fund is dependant upon the timing of commencement of the applicable section of the distribution plan for each such Fund and its classes):

Equity Fund	$6,850,591	Tax Advantaged Bond Fund	7,977,568
Small/Mid Cap Equity Fund	6,944,375	Money Market Fund	8,629,185
International Equity Fund	5,168,185	LifePath Retirement Fund	6,412,122
S&P 500 Index Fund	21,639,385	LifePath 2020 Fund	20,278,977
Small Cap Index Fund	11,564,880	LifePath 2030 Fund	14,856,453
International Index Fund	7,997,984	LifePath 2040 Fund	10,354,917
Equity and Bond Fund	9,377,472	LifePath 2050 Fund	163,651

Bond Fund	10,542,853	TOTAL	$148,758,598

The Trust has a separate shareholder services agreement with SFIMC. Each Fund, except the Equity and Bond Fund, pays SFIMC a fee of 0.25% of average daily net assets of Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares and, for the current year, 0.32% of Class R-1, Class R-2 and Class R-3 shares. The Equity and Bond Fund does not directly pay SFIMC any shareholder services fee for Class A, Class B, Legacy Class A, Legacy Class B or Institutional shares and, for the current year, directly pays 0.07% of average daily net assets of Class R-1, Class R-2 and Class R-3 shares. However, SFIMC receives a shareholder services fee from managing the Equity Fund and Bond Fund into which the Equity and Bond Fund invests.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense Reduction Agreements

For the Class A, Class B, Legacy Class A, Legacy Class B and Institutional shares of all Funds, SFIMC has agreed to reimburse each Class if, and to the extent, the Class’s total annual operating expenses (for the Feeder Funds, this includes net expenses incurred at the Master Portfolio and Underlying Fund levels as applicable) exceed the percentage of each Class’s average net assets indicated in the table below.

	Class A	Class B	Legacy Class A	Legacy Class B	Institutional
Equity Fund	1.20%	1.90%	1.20%	1.60%	0.95%
Small/Mid Cap Equity Fund	1.40%	2.00%	1.40%	1.80%	1.15%
International Equity Fund	1.50%	2.10%	1.50%	1.90%	1.25%
S&P 500 Index Fund	0.80%	1.50%	0.80%	1.20%	0.55%
Small Cap Index Fund	0.95%	1.65%	0.95%	1.35%	0.70%
International Index Fund (a)	1.20%	1.90%	1.20%	1.60%	0.95%
Equity and Bond Fund	0.25%	0.85%	0.25%	0.65%	—
Bond Fund	0.70%	1.10%	0.70%	1.10%	0.45%
Tax Advantaged Bond Fund	0.70%	1.10%	0.70%	1.10%	—
Money Market Fund	0.60%	1.00%	0.60%	1.00%	0.45%
LifePath Retirement Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2020 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2030 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2040 Fund	1.30%	2.00%	1.30%	1.70%	1.05%
LifePath 2050 Fund	1.30%	—	—	—	—

(a)    Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class A, Class B, Legacy Class A, Legacy Class B and Institutional was 1.15%, 1.85%, 1.15%, 1.55% and 0.90% respectively.

For all Class R shares, SFIMC has agreed to reimburse each Class for any expenses incurred by the Class, other than management fees, administrative fees charged by the Master Portfolios, distribution (12b-1) fees, and shareholder services fees, that exceed the following percentage of the Class’s average daily assets:

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund	Expense Reimbursement Threshold	Fund	Expense Reimbursement Threshold
Equity Fund	0.10%	Money Market Fund	0.10%
Small/Mid Cap Equity Fund	0.10%	LifePath Retirement Fund	0.10%
International Equity Fund	0.20%	LifePath 2020 Fund	0.10%
S&P 500 Index Fund	0.10%	LifePath 2030 Fund	0.10%
Small Cap Index Fund	0.10%	LifePath 2040 Fund	0.10%
International Index Fund (a)	0.20%	LifePath 2050 Fund	0.10%
Bond Fund	0.10%

(a) Through April 30, 2009, the expense reimbursement threshold for International Index Fund Class R shares was 0.15%

SFIMC has agreed to reimburse all expenses directly incurred by all Class R shares of the Equity and Bond Fund excluding distribution and shareholder services fees directly incurred by the Equity and Bond Fund.

Beginning in late January 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC and VP Management Corp. have been voluntarily waiving portions of their fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

The above arrangements are voluntary and may be eliminated by SFIMC or VP Management Corp. at any time.

Effective May 1, 2006, BlackRock contractually agreed to waive the investment advisory fees charged to the LifePath Master Portfolios in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through April 30, 2012. Beginning on March 15, 2004 and until May 1, 2006, such waiver was voluntary.

Effective January 1, 2007, BlackRock also contractually agreed to provide an offsetting credit against the investment advisory fees BlackRock receives from the LifePath Master Portfolios and the S&P 500 Stock Master Portfolio in an amount equal to the fees and expenses of the MIP independent trustees, counsel to such trustees, and independent registered public accounting firm (“independent expenses”) that are paid by these Master Portfolios through April 30, 2012. Also effective January 1, 2007, BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BlackRock and administrator of certain of the Underlying Funds, contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock and CoreAlpha Bond Master Portfolios to BTC in an amount equal to the independent expenses that are paid by these two Underlying Funds through April 30, 2012. Beginning on May 1, 2006 and until December 31, 2006, such offsetting credits were voluntary.

BlackRock and BTC may not discontinue or modify this contractual waiver or these offsetting credits without the approval of the Board of Trustees of the Master Portfolios.

Effective October 2, 2007, BTC began voluntarily waiving a portion of its administration fees payable by the Active Stock Master Portfolio in an amount sufficient to maintain the investment advisory fees of the LifePath Master Portfolios, which are not to exceed 0.35% of the average daily net assets of each LifePath Master Portfolio. This arrangement is voluntary and may be terminated by BTC at any time. During the period from July 3, 2008 through July 15, 2008, BlackRock voluntarily waived a portion of its investment advisory fees payable by the Active Stock Master Portfolio.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Fund Merger

On November 20, 2009, the LifePath 2010 Fund transferred all of its assets and liabilities (its “net assets”) to the LifePath Retirement Fund in exchange for shares of the LifePath Retirement Fund, and LifePath 2010 Fund shareholders received such LifePath Retirement Fund shares in exchange for their LifePath 2010 shares. None of the LifePath 2010 Fund, its shareholders, the LifePath Retirement Fund or its shareholders recognized income, gain or loss on the transaction for United States Federal income tax purposes. The amounts of these exchanges by share class were as follows:

	LifePath 2010 Fund Shares Amounts	LifePath 2010 Fund Dollar Amounts	LifePath Retirement Fund Shares Amounts	LifePath Retirement Fund Dollar Amounts
Class A	11,013,287	$125,650,944	11,703,811	$125,650,944
Class B	542,581	6,140,061	569,130	6,140,061
Legacy Class A	17,017,285	193,048,736	17,666,322	193,048,736
Legacy Class B	3,331,165	37,684,827	3,440,280	37,684,827
Institutional	3,552,498	40,518,528	3,707,602	40,518,528
Class R-1	388,701	4,400,696	409,245	4,400,696
Class R-2	779,685	8,854,858	808,198	8,854,858
Class R-3	64,257	731,268	67,005	731,268

Total	36,689,459	$417,029,918	38,371,593	$417,029,918

For financial reporting purposes, the net assets received and shares issued by LifePath Retirement Fund were recorded at fair value; however, the LifePath 2010 Fund’s cost of the investments was carried forward to align ongoing reporting of LifePath Retirement Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

LifePath 2010 Fund’s net assets on November 20, 2009 were $417,029,918, including $19,635,494 of unrealized appreciation and $38,341,869 of accumulated realized losses. LifePath 2010 Fund’s net assets were primarily comprised of investments in the LifePath 2010 Master Portfolio with a fair value of $417,221,180. The aggregate net assets of LifePath Retirement Fund immediately before and after the acquisition were $159,043,311 and $576,073,229, respectively. On November 20, 2009, the LifePath Retirement Fund’s accumulated realized losses were $11,113,269. As a result of the merger, the accumulated realized losses of the LifePath Retirement Fund are subject to an annual loss limitation of $6,886,575 as set forth in the Internal Revenue Code. Accordingly, it is possible that some of LifePath Retirement Fund’s accumulated realized losses as of November 20, 2009, will expire without being used to offset future realized gains.

The financial statements as of December 31, 2009, reflect the operations of the LifePath Retirement Fund for the period prior to the merger and the combined fund for the period subsequent to the merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the merger was completed, it is not practical to separate the amounts of revenue and earnings of the LifePath 2010 Fund that have been included in the combined fund’s Statement of Operations since the merger was completed. Assuming the merger had been completed on January 1, 2009, LifePath Retirement Fund’s pro-forma net investment income, net gain on investments and net increase in net assets from operations for the year ended December 31, 2009 would have been $12,388,821, $14,655,263 and $27,044,084, respectively. Certain legal fees were incurred by the LifePath Retirement Fund and LifePath 2010 Fund as a result of the merger.

Prior to the merger, the LifePath 2010 Fund calculated the final income distribution to be paid based upon the total amount of estimated taxable income allocated to the feeder funds of the LifePath 2010 Master Portfolio by the MIP. After the merger, the MIP’s accounting agent finalized the total amount of taxable income, and determined that the LifePath 2010 Fund had an additional $417,017 of taxable income which was not distributed by the LifePath 2010 Fund. This under distribution resulted in a federal and state tax liability of $176,398, which liability was assumed by the LifePath Retirement Fund. On February 12, 2010, the MIP’s accounting agent reimbursed the LifePath Retirement Fund for all tax liabilities resulting from the under distribution.

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

3.	Investment transactions

For the six months ended June 30, 2010, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases	Sales
Equity Fund	$56,749,923	$53,211,545
Small/Mid Cap Equity Fund	82,906,464	79,722,046
International Equity Fund	40,776,670	38,036,060
Small Cap Index Fund	30,269,251	26,519,110
International Index Fund	4,995,763	3,467,409
Equity and Bond Fund	3,200,000	—
Bond Fund	79,449,645	34,999,502
Tax Advantaged Bond Fund	43,595,480	2,242,339

4.	Futures and foreign currency contracts

As of June 30, 2010, the International Equity Fund and International Index Fund had the following open forward foreign currency contracts. See Note 2 under Financial Instruments:

International Equity Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
52,159	Brazilian Real	State Street Bank and Trust Company	07/02/2010	(29,029)	$—	$(132)
1,064	Brazilian Real	State Street Bank and Trust Company	07/02/2010	(592)	—	(3)
37,827	British Pound	Barclays Bank PLC Wholesale	07/02/2010	(57,077)	—	(560)
18,351	British Pound	State Street Bank and Trust Company	07/02/2010	(27,433)	—	(15)
58,743	Euro	Credit Suisse London Branch (GFX)	07/01/2010	(72,295)	—	(461)
102,190	Euro	JPMorgan Chase Bank N.A	07/01/2010	(125,705)	—	(742)
19,052	Euro	State Street Bank and Trust Company	07/02/2010	(23,371)	—	(73)
606,947	Hong Kong Dollar	Royal Bank of Scotland PLC	07/02/2010	(77,969)	—	(24)
1,515,968	Japanese Yen	Royal Bank of Scotland PLC	07/02/2010	(17,089)	57	—
4,369,941	Japanese Yen	State Street Bank and Trust Company	07/01/2010	(49,046)	379	—
(45,153)	Brazilian Real	State Street Bank and Trust Company	07/02/2010	24,939	—	(76)
(46,388)	British Pound	Barclays Bank PLC Wholesale	07/01/2010	70,050	742	—
(7,220)	Singapore Dollar	JPMorgan Chase Bank N.A	07/06/2010	5,166	6	—
(73,721)	Singapore Dollar	JPMorgan Chase Bank N.A	07/02/2010	52,668	—	(16)
(13,814)	Swiss Franc	Barclays Bank PLC Wholesale	07/01/2010	12,715	—	(101)
(2,481)	Swiss Franc	Credit Suisse London Branch (GFX)	07/06/2010	2,301	—	(1)
(35,828)	Swiss Franc	UBS AG	07/02/2010	32,976	—	(263)

				Total	$1,184	$(2,467)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

International Index Fund
Foreign amount Purchased (Sold)	Currency	Counterparty	Settlement Date	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
3,743	Australian Dollar	Citibank N.A.	09/15/2010	(3,000)	$150	$—
66,798	British Pound	UBS AG	09/15/2010	(100,000)	—	(201)
294,965	Euro	Citibank N.A.	09/15/2010	(353,000)	7,842	—
290,097	Euro	Royal Bank of Scotland PLC	09/15/2010	(350,000)	4,745	—
1,283,545	Japanese Yen	Citibank N.A.	09/15/2010	(14,000)	535	—
27,410,100	Japanese Yen	Royal Bank of Scotland PLC	09/15/2010	(300,000)	10,017	—
227,915	Swiss Franc	Royal Bank of Scotland PLC	09/15/2010	(200,000)	11,453	—
(319,000)	British Pound	UBS AG	09/15/2010	463,104	—	(13,496)
(631,309)	Hong Kong Dollar	Citibank N.A.	09/15/2010	81,000	—	(73)
(971,145)	Swedish Krona	UBS AG	09/15/2010	120,000	—	(4,548)
(278,527)	Swiss Franc	Citibank N.A.	09/15/2010	240,000	—	(18,410)

				Total	$34,742	$(36,728)

The Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2010:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Small Cap Index Fund	Russell 2000 Mini	22	$1,411,080	$1,337,160	Long	September ‘10	$(73,920)

Total							$(73,920)

International Index Fund	DJ Euro Stoxx 50	45	1,493,650	1,413,126	Long	September ‘10	(80,524)
International Index Fund	FTSE 100 Index	14	1,088,527	1,020,874	Long	September ‘10	(67,653)
International Index Fund	Hang Seng Index	1	132,936	128,928	Long	July ‘10	(4,008)
International Index Fund	ASX SPI 200 Index	4	379,713	358,754	Long	September ‘10	(20,959)
International Index Fund	TOPIX Index	11	1,057,230	1,043,205	Long	September ‘10	(14,025)

Total							$(187,169)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5.	Fund share transactions

At June 30, 2010, the Funds were authorized to issue an unlimited number of shares (no par value) in an unlimited number of classes. Proceeds and payments on Fund shares as shown in the Statements of Changes in Net Assets are in respect of the following number of shares and dollars by class:

Six months ended June 30, 2010:

	Class A Dollar Amounts				Class A Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$7,484,609	$288	$2,669,365	$4,815,532	1,425,247	56	501,870	923,433
Small/Mid Cap Equity Fund	4,994,958	—	2,184,311	2,810,647	637,611	—	282,152	355,459
International Equity Fund	3,661,903	(1)	1,024,657	2,637,245	426,408	—	119,749	306,659
S&P 500 Index Fund	18,535,463	44	7,196,656	11,338,851	2,171,083	5	846,755	1,324,333
Small Cap Index Fund	4,948,750	5	1,860,651	3,088,104	484,285	1	183,867	300,419
International Index Fund	5,584,606	31	2,462,428	3,122,209	563,207	3	252,941	310,269
Equity and Bond Fund	6,361,626	108,415	1,630,305	4,839,736	858,043	15,510	221,657	651,896
Bond Fund	47,783,805	1,643,628	13,652,363	35,775,070	4,332,005	148,465	1,239,879	3,240,591
Tax Advantaged Bond Fund	51,487,611	1,596,354	11,366,140	41,717,825	4,614,357	142,992	1,018,529	3,738,820
Money Market Fund	99,135,533	(50)	91,945,722	7,189,761	99,135,533	(50)	91,945,722	7,189,761
LifePath Retirement Fund	46,111,392	1,934,935	20,437,393	27,608,934	4,356,200	180,117	1,873,419	2,662,898
LifePath 2020 Fund	77,428,384	626	26,082,231	51,346,779	6,484,717	53	2,192,637	4,292,133
LifePath 2030 Fund	69,322,509	1,536	20,510,786	48,813,259	5,744,789	129	1,709,026	4,035,892
LifePath 2040 Fund	43,735,915	242	16,404,668	27,331,489	3,595,127	23	1,354,855	2,240,295
LifePath 2050 Fund	12,444,203	(8)	3,441,048	9,003,147	1,437,670	(1)	396,993	1,040,676

	Class B Dollar Amounts				Class B Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$252,731	$—	$105,322	$147,409	48,328	—	19,981	28,347
Small/Mid Cap Equity Fund	222,617	—	103,772	118,845	29,271	—	13,789	15,482
International Equity Fund	160,071	—	85,952	74,119	18,748	—	10,054	8,694
S&P 500 Index Fund	884,793	—	408,689	476,104	103,401	—	48,159	55,242
Small Cap Index Fund	270,360	—	134,645	135,715	26,691	—	13,513	13,178
International Index Fund	262,488	—	152,441	110,047	26,197	—	15,626	10,571
Equity and Bond Fund	165,961	2,796	87,981	80,776	22,477	399	11,924	10,952
Bond Fund	957,973	48,808	280,511	726,270	87,012	4,412	25,418	66,006
Tax Advantaged Bond Fund	487,761	8,954	53,301	443,414	43,740	803	4,774	39,769
Money Market Fund	74,178	—	237,343	(163,165)	74,178	—	237,343	(163,165)
LifePath Retirement Fund	728,453	46,537	558,336	216,654	88,090	4,322	51,004	41,408
LifePath 2020 Fund	3,094,382	(299)	1,234,015	1,860,068	260,832	(25)	104,219	156,588
LifePath 2030 Fund	3,411,274	(144)	1,671,126	1,740,004	284,672	(12)	140,246	144,414
LifePath 2040 Fund	2,899,153	(298)	1,520,607	1,378,248	240,072	(26)	127,218	112,828

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$4,544,117	$5	$4,798,772	$(254,650)	831,062	1	889,456	(58,393)
Small/Mid Cap Equity Fund	3,159,958	—	3,557,011	(397,053)	408,801	—	465,453	(56,652)
International Equity Fund	1,694,151	(2)	2,065,555	(371,406)	194,882	—	244,971	(50,089)
S&P 500 Index Fund	14,250,488	952	17,736,740	(3,485,300)	1,649,831	112	2,079,368	(429,425)
Small Cap Index Fund	5,706,486	(31)	7,623,423	(1,916,968)	557,848	(3)	756,054	(198,209)
International Index Fund	3,527,467	1,006	5,008,243	(1,479,770)	353,434	97	511,013	(157,482)
Equity and Bond Fund	4,164,828	339,358	4,121,995	382,191	557,427	48,136	555,166	50,397
Bond Fund	9,145,891	2,003,409	9,422,983	1,726,317	828,309	180,941	854,224	155,026
Tax Advantaged Bond Fund	3,931,665	538,715	3,056,145	1,414,235	352,534	48,354	274,369	126,519
Money Market Fund	14,817,034	(24)	24,695,203	(9,878,193)	14,817,034	(24)	24,695,203	(9,878,193)
LifePath Retirement Fund	(1,144,498)	2,191,409	20,198,945	(19,152,034)	984,433	200,279	1,821,961	(637,249)
LifePath 2020 Fund	16,094,073	(8,714)	18,141,636	(2,056,277)	1,348,604	(747)	1,528,563	(180,706)
LifePath 2030 Fund	13,076,537	(2,962)	14,295,043	(1,221,468)	1,082,828	(230)	1,189,033	(106,435)
LifePath 2040 Fund	12,271,798	(294)	13,438,008	(1,166,504)	1,005,354	(26)	1,109,448	(104,120)

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$585,942	$(6)	$2,860,864	$(2,274,928)	108,600	(1)	525,827	(417,228)
Small/Mid Cap Equity Fund	499,186	—	1,624,751	(1,125,565)	67,250	—	220,796	(153,546)
International Equity Fund	284,994	—	854,454	(569,460)	33,072	—	100,272	(67,200)
S&P 500 Index Fund	2,293,423	51	8,781,826	(6,488,352)	267,486	6	1,020,359	(752,867)
Small Cap Index Fund	726,025	2	3,266,947	(2,540,920)	72,670	—	324,525	(251,855)
International Index Fund	451,203	(25)	1,969,729	(1,518,551)	44,975	(2)	198,130	(153,157)
Equity and Bond Fund	679,430	73,039	3,122,524	(2,370,055)	90,866	10,345	418,300	(317,089)
Bond Fund	1,127,538	499,447	3,832,922	(2,205,937)	102,093	45,095	347,157	(199,969)
Tax Advantaged Bond Fund	59,075	35,362	237,085	(142,648)	5,304	3,174	21,287	(12,809)
Money Market Fund	1,423,038	—	2,656,586	(1,233,548)	1,423,038	—	2,656,586	(1,233,548)
LifePath Retirement Fund	(1,462,192)	297,965	3,405,658	(4,569,885)	109,586	27,188	305,813	(169,039)
LifePath 2020 Fund	2,652,920	(55)	4,115,373	(1,462,508)	223,382	(5)	347,855	(124,478)
LifePath 2030 Fund	1,932,820	16	3,421,864	(1,489,028)	161,012	1	285,263	(124,250)
LifePath 2040 Fund	1,959,695	165	3,243,511	(1,283,651)	161,663	14	268,571	(106,894)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,839,469	$60	$1,866,777	$972,752	532,232	12	356,854	175,390
Small/Mid Cap Equity Fund	2,890,734	—	2,106,918	783,816	363,104	—	267,329	95,775
International Equity Fund	2,133,076	36	1,403,454	729,658	245,916	4	165,778	80,142
S&P 500 Index Fund	6,792,143	(31)	5,390,116	1,401,996	780,104	(4)	636,809	143,291
Small Cap Index Fund	4,214,272	(16)	2,838,182	1,376,074	405,328	(2)	279,635	125,691
International Index Fund	3,119,331	(52)	2,599,991	519,288	309,765	(5)	265,791	43,969
Equity and Bond Fund	1,218,080	84,987	950,276	352,791	163,180	12,159	129,261	46,078
Bond Fund	13,556,563	928,101	4,736,637	9,748,027	1,228,723	83,889	430,282	882,330
Money Market Fund	25,278,892	132	27,614,633	(2,335,609)	25,278,892	132	27,614,633	(2,335,609)
LifePath Retirement Fund	5,056,451	547,518	6,183,337	(579,368)	686,041	50,011	557,032	179,020
LifePath 2020 Fund	14,077,734	1,545	4,196,712	9,882,567	1,168,876	131	349,847	819,160
LifePath 2030 Fund	13,845,313	5,350	7,477,104	6,373,559	1,141,131	428	618,527	523,032
LifePath 2040 Fund	18,236,535	419	7,888,496	10,348,458	1,483,283	36	646,474	836,845

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$315,440	$—	$897,526	$(582,086)	60,144	—	173,427	(113,283)
Small/Mid Cap Equity Fund	440,676	—	799,442	(358,766)	57,681	—	106,332	(48,651)
International Equity Fund	388,541	—	887,813	(499,272)	44,812	—	103,901	(59,089)
S&P 500 Index Fund	792,262	—	2,009,025	(1,216,763)	91,971	—	236,284	(144,313)
Small Cap Index Fund	374,827	—	783,030	(408,203)	36,571	—	77,717	(41,146)
International Index Fund	434,727	—	1,010,740	(576,013)	43,339	—	103,113	(59,774)
Equity and Bond Fund	317,287	6,062	594,555	(271,206)	42,938	878	82,692	(38,876)
Bond Fund	535,733	44,888	1,480,342	(899,721)	48,672	4,058	134,552	(81,822)
Money Market Fund	1,945,057	—	2,696,096	(751,039)	1,945,057	—	2,696,096	(751,039)
LifePath Retirement Fund	644,954	38,191	2,418,485	(1,735,340)	94,649	3,541	221,037	(122,847)
LifePath 2020 Fund	2,970,798	—	4,292,799	(1,322,001)	250,603	—	362,582	(111,979)
LifePath 2030 Fund	3,457,868	—	3,441,492	16,376	288,291	—	290,354	(2,063)
LifePath 2040 Fund	2,417,892	6	3,343,952	(926,054)	200,303	1	276,547	(76,243)
LifePath 2050 Fund	309,677	—	159,019	150,658	36,074	—	17,812	18,262

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$2,205,830	$—	$540,252	$1,665,578	418,191	—	102,819	315,372
Small/Mid Cap Equity Fund	1,680,525	—	405,328	1,275,197	218,522	—	53,486	165,036
International Equity Fund	1,414,762	—	327,320	1,087,442	163,599	—	37,887	125,712
S&P 500 Index Fund	3,126,276	—	1,252,618	1,873,658	366,733	—	150,001	216,732
Small Cap Index Fund	1,260,936	—	346,313	914,623	124,173	—	35,076	89,097
International Index Fund	1,340,649	—	302,469	1,038,180	134,317	—	30,064	104,253
Equity and Bond Fund	767,141	18,930	348,355	437,716	105,164	2,735	48,144	59,755
Bond Fund	2,083,109	74,185	1,079,754	1,077,540	189,207	6,709	98,061	97,855
Money Market Fund	3,308,803	—	2,561,153	747,650	3,308,803	—	2,561,153	747,650
LifePath Retirement Fund	3,933,069	119,742	1,513,631	2,539,180	372,363	10,925	135,582	247,706
LifePath 2020 Fund	8,622,479	—	1,690,673	6,931,806	724,850	—	141,226	583,624
LifePath 2030 Fund	6,305,441	—	873,223	5,432,218	523,006	—	73,460	449,546
LifePath 2040 Fund	5,688,772	—	1,019,536	4,669,236	467,674	—	84,659	383,015
LifePath 2050 Fund	377,133	—	26,901	350,232	43,130	—	3,162	39,968

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2010	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$620,103	$—	$62,199	$557,904	118,337	—	12,362	105,975
Small/Mid Cap Equity Fund	435,337	—	70,833	364,504	56,339	—	9,358	46,981
International Equity Fund	365,268	—	48,896	316,372	40,457	—	6,234	34,223
S&P 500 Index Fund	231,075	—	89,626	141,449	26,913	—	10,553	16,360
Small Cap Index Fund	203,420	—	40,891	162,529	20,412	—	3,984	16,428
International Index Fund	59,269	—	23,964	35,305	5,932	—	2,444	3,488
Equity and Bond Fund	17,937	1,064	7,101	11,900	2,444	153	972	1,625
Bond Fund	500,984	11,896	84,613	428,267	45,752	1,075	7,654	39,173
Money Market Fund	1,098,426	6	578,309	520,123	1,098,427	6	578,309	520,124
LifePath Retirement Fund	311,619	10,345	202,805	119,159	32,942	945	18,194	15,693
LifePath 2020 Fund	435,575	—	57,596	377,979	36,715	—	4,873	31,842
LifePath 2030 Fund	748,683	—	153,358	595,325	61,879	—	13,046	48,833
LifePath 2040 Fund	643,953	—	388,011	255,942	52,148	—	33,192	18,956

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Year ended December 31, 2009:

On November 20, 2009, the LifePath 2010 Fund merged into the LifePath Retirement Fund. See Note 2 under Fund Merger.

	Class A Dollar Amounts				Class A Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$9,298,805	$108,442	$2,447,503	$6,959,744	2,049,519	21,098	550,930	1,519,687
Small/Mid Cap Equity Fund	7,452,110	—	2,967,118	4,484,992	1,166,374	—	468,783	697,591
International Equity Fund	5,262,106	55,959	2,250,309	3,067,756	673,545	6,279	301,636	378,188
S&P 500 Index Fund	22,447,052	787,251	6,795,624	16,438,679	3,090,278	93,170	969,615	2,213,833
Small Cap Index Fund	5,783,125	88,643	2,077,643	3,794,125	713,436	9,069	266,565	455,940
International Index Fund	9,770,135	548,352	5,307,262	5,011,225	1,053,839	52,759	583,289	523,309
Equity and Bond Fund	6,567,233	227,124	2,088,138	4,706,219	983,077	32,545	321,298	694,324
Bond Fund	54,657,288	1,938,013	13,036,964	43,558,337	5,074,073	180,670	1,220,907	4,033,836
Tax Advantaged Bond Fund	72,039,892	1,636,155	15,067,127	58,608,920	6,513,907	147,988	1,383,255	5,278,640
Money Market Fund	182,544,706	29,192	173,912,263	8,661,635	182,544,857	29,192	173,912,263	8,661,786
LifePath Retirement Fund	155,490,730	1,848,891	15,013,403	142,326,218	14,650,630	179,453	1,518,474	13,311,609
LifePath 2020 Fund	97,567,674	5,686,549	30,138,427	73,115,796	9,058,907	481,506	2,955,919	6,584,494
LifePath 2030 Fund	86,204,473	4,438,344	29,936,452	60,706,365	8,167,512	371,411	2,958,723	5,580,200
LifePath 2040 Fund	51,379,771	2,705,858	19,716,029	34,369,600	4,999,907	223,997	1,932,634	3,291,270
LifePath 2050 Fund	13,025,240	751,063	1,329,538	12,446,765	1,771,772	87,127	170,659	1,688,240

	Class B Dollar Amounts				Class B Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$421,770	$(2)	$104,221	$317,547	95,361	(1)	22,957	72,403
Small/Mid Cap Equity Fund	335,809	—	140,055	195,754	55,548	—	22,724	32,824
International Equity Fund	207,668	51	97,720	109,999	29,133	6	13,826	15,313
S&P 500 Index Fund	1,298,054	28,432	483,006	843,480	183,973	3,349	68,491	118,831
Small Cap Index Fund	360,334	1	157,762	202,573	45,331	(2)	19,968	25,361
International Index Fund	461,331	27,077	250,007	238,401	53,327	2,604	28,334	27,597
Equity and Bond Fund	302,879	10,605	73,863	239,621	46,681	1,517	11,094	37,104
Bond Fund	1,499,837	73,057	376,150	1,196,744	140,255	6,828	35,393	111,690
Tax Advantaged Bond Fund	305,615	8,303	45,732	268,186	27,658	751	4,159	24,250
Money Market Fund	693,063	86	534,272	158,877	693,063	86	534,272	158,877
LifePath Retirement Fund	6,987,709	47,322	441,805	6,593,226	653,807	4,545	44,668	613,684
LifePath 2020 Fund	4,682,395	235,264	1,927,799	2,989,860	448,921	20,021	190,267	278,675
LifePath 2030 Fund	5,555,159	233,383	1,881,018	3,907,524	540,643	19,596	186,121	374,118
LifePath 2040 Fund	5,558,383	202,900	1,970,572	3,790,711	550,870	16,852	191,648	376,074

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Legacy Class A Dollar Amounts				Legacy Class A Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,796,943	$304,288	$7,535,164	$(433,933)	1,490,754	57,184	1,677,875	(129,937)
Small/Mid Cap Equity Fund	4,908,519	—	5,049,386	(140,867)	817,851	—	853,721	(35,870)
International Equity Fund	2,568,650	121,862	2,638,020	52,492	350,135	13,588	379,702	(15,979)
S&P 500 Index Fund	21,534,778	2,927,000	32,536,169	(8,074,391)	3,088,962	345,155	4,731,129	(1,297,012)
Small Cap Index Fund	8,119,394	394,736	11,908,785	(3,394,655)	1,050,945	40,820	1,564,574	(472,809)
International Index Fund	5,850,960	1,363,927	8,962,016	(1,747,129)	685,611	131,712	1,086,216	(268,893)
Equity and Bond Fund	5,654,557	1,032,369	9,506,651	(2,819,725)	851,159	147,589	1,458,150	(459,402)
Bond Fund	15,728,999	4,477,787	19,756,750	450,036	1,478,065	419,297	1,867,807	29,555
Tax Advantaged Bond Fund	5,920,015	1,129,814	3,860,751	3,189,078	536,630	102,827	354,178	285,279
Money Market Fund	51,937,540	40,853	59,452,990	(7,474,597)	51,937,540	40,853	59,452,990	(7,474,597)
LifePath Retirement Fund	199,899,191	2,325,602	19,666,731	182,558,062	18,350,372	222,443	1,987,768	16,585,047
LifePath 2020 Fund	25,694,495	6,191,634	41,629,692	(9,743,563)	2,467,907	526,939	4,197,581	(1,202,735)
LifePath 2030 Fund	21,583,317	3,883,738	26,627,354	(1,160,299)	2,111,221	325,227	2,673,810	(237,362)
LifePath 2040 Fund	19,010,702	2,496,913	18,095,408	3,412,207	1,893,366	206,536	1,842,573	257,329

	Legacy Class B Dollar Amounts				Legacy Class B Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,355,589	$23,386	$3,200,652	$(1,821,677)	303,841	4,397	707,752	(399,514)
Small/Mid Cap Equity Fund	846,612	—	1,779,128	(932,516)	146,881	—	312,233	(165,352)
International Equity Fund	387,231	8,569	958,379	(562,579)	55,108	955	135,314	(79,251)
S&P 500 Index Fund	4,959,781	684,136	11,416,280	(5,772,363)	715,881	80,581	1,653,971	(857,509)
Small Cap Index Fund	1,613,911	26,257	4,067,667	(2,427,499)	212,279	2,749	539,660	(324,632)
International Index Fund	988,848	287,847	2,518,220	(1,241,525)	114,719	27,705	297,541	(155,117)
Equity and Bond Fund	1,416,936	312,990	4,449,273	(2,719,347)	217,192	44,673	674,757	(412,892)
Bond Fund	2,807,347	1,222,463	5,693,333	(1,663,523)	264,712	114,529	536,572	(157,331)
Tax Advantaged Bond Fund	106,601	90,565	488,116	(290,950)	9,726	8,250	44,350	(26,374)
Money Market Fund	7,434,477	976	6,661,082	774,371	7,434,477	976	6,661,082	774,371
LifePath Retirement Fund	38,883,071	290,915	2,496,019	36,677,967	3,560,863	27,562	249,775	3,338,650
LifePath 2020 Fund	5,058,688	1,116,939	9,671,383	(3,495,756)	495,520	95,145	970,449	(379,784)
LifePath 2030 Fund	3,966,386	754,086	6,271,653	(1,551,181)	394,474	63,422	626,121	(168,225)
LifePath 2040 Fund	3,860,675	494,583	4,542,887	(187,629)	384,501	40,977	454,474	(28,996)

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Institutional Shares Dollar Amounts				Institutional Shares Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$6,659,393	$140,435	$2,749,386	$4,050,442	1,529,584	27,269	612,736	944,117
Small/Mid Cap Equity Fund	4,564,931	—	2,865,043	1,699,888	734,290	—	459,538	274,752
International Equity Fund	2,954,463	68,398	1,453,619	1,569,242	388,648	7,650	201,820	194,478
S&P 500 Index Fund	12,286,237	790,512	9,038,439	4,038,310	1,766,819	93,087	1,257,662	602,244
Small Cap Index Fund	7,122,794	229,288	5,237,448	2,114,634	895,177	23,254	658,760	259,671
International Index Fund	6,744,598	649,312	5,620,813	1,773,097	751,846	62,505	656,415	157,936
Equity and Bond Fund	2,696,898	229,781	1,235,189	1,691,490	419,940	33,074	188,556	264,458
Bond Fund	33,796,154	1,185,902	8,222,067	26,759,989	3,113,890	110,472	775,908	2,448,454
Money Market Fund	52,784,248	21,078	47,256,351	5,548,975	52,784,248	21,078	47,256,351	5,548,975
LifePath Retirement Fund	45,060,394	502,510	5,555,436	40,007,468	4,157,481	48,004	539,480	3,666,005
LifePath 2020 Fund	26,311,844	1,906,389	11,534,805	16,683,428	2,453,733	161,403	1,125,689	1,489,447
LifePath 2030 Fund	23,197,457	1,700,180	10,954,112	13,943,525	2,243,516	141,792	1,094,357	1,290,951
LifePath 2040 Fund	27,532,809	1,657,557	12,060,918	17,129,448	2,680,215	136,415	1,189,151	1,627,479

	Class R-1 Dollar Amounts				Class R-1 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,077,305	$5,762	$591,376	$491,691	245,849	1,123	127,336	119,636
Small/Mid Cap Equity Fund	1,131,493	—	674,150	457,343	189,785	—	108,603	81,182
International Equity Fund	931,411	5,431	642,802	294,040	127,100	612	86,956	40,756
S&P 500 Index Fund	2,099,768	52,599	1,681,451	470,916	297,463	6,210	234,544	69,129
Small Cap Index Fund	933,363	2,950	829,219	107,094	117,812	302	102,959	15,155
International Index Fund	1,193,679	54,004	837,394	410,289	133,167	5,208	94,297	44,078
Equity and Bond Fund	570,968	25,537	440,008	156,497	88,687	3,723	66,268	26,142
Bond Fund	1,671,824	118,197	1,393,888	396,133	156,889	11,069	130,643	37,315
Money Market Fund	6,353,569	989	5,516,853	837,705	6,353,569	989	5,516,853	837,705
LifePath Retirement Fund	5,497,358	53,150	795,812	4,754,696	517,473	5,158	79,536	443,095
LifePath 2020 Fund	5,452,226	200,216	3,793,069	1,859,373	520,749	17,040	358,866	178,923
LifePath 2030 Fund	6,134,027	197,544	3,187,091	3,144,480	596,711	16,628	294,749	318,590
LifePath 2040 Fund	5,043,069	143,459	3,341,491	1,845,037	498,617	11,932	303,131	207,418
LifePath 2050 Fund	463,047	16,179	110,131	369,095	61,205	1,873	12,825	50,253

STATE FARM MUTUAL FUND TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

	Class R-2 Dollar Amounts				Class R-2 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$1,178,766	$16,754	$761,944	$433,576	268,773	3,266	172,717	99,322
Small/Mid Cap Equity Fund	914,753	—	784,424	130,329	149,860	—	140,544	9,316
International Equity Fund	972,086	11,896	580,937	403,045	130,327	1,337	94,071	37,593
S&P 500 Index Fund	2,363,105	95,204	1,274,021	1,184,288	323,216	11,280	201,322	133,174
Small Cap Index Fund	1,050,065	11,147	615,209	446,003	125,858	1,141	94,599	32,400
International Index Fund	1,079,807	75,000	733,452	421,355	118,206	7,232	100,022	25,416
Equity and Bond Fund	684,017	49,910	136,409	597,518	108,221	7,245	22,227	93,239
Bond Fund	1,985,296	135,785	1,183,402	937,679	188,403	12,714	112,524	88,593
Money Market Fund	4,792,114	3,756	3,921,494	874,376	4,792,114	3,756	3,921,494	874,376
LifePath Retirement Fund	10,210,336	88,107	454,162	9,844,281	938,527	8,337	46,100	900,764
LifePath 2020 Fund	5,968,172	304,096	1,686,080	4,586,188	559,939	25,836	164,578	421,197
LifePath 2030 Fund	4,419,103	231,914	2,630,381	2,020,636	421,901	19,440	272,901	168,440
LifePath 2040 Fund	4,927,043	196,442	2,213,256	2,910,229	453,926	16,262	236,455	233,733
LifePath 2050 Fund	122,325	4,454	8,480	118,299	14,309	515	1,077	13,747

	Class R-3 Dollar Amounts				Class R-3 Share Amounts
2009	Sales	Reinvestments	Redemptions	Net	Sales	Reinvestments	Redemptions	Net
Equity Fund	$271,827	$3,088	$52,767	$222,148	58,585	600	12,938	46,247
Small/Mid Cap Equity Fund	131,594	—	38,771	92,823	21,895	—	7,332	14,563
International Equity Fund	153,781	2,315	9,962	146,134	21,557	259	1,536	20,280
S&P 500 Index Fund	232,183	7,579	281,620	(41,858)	34,916	892	38,257	(2,449)
Small Cap Index Fund	107,594	2,017	22,129	87,482	13,522	205	3,232	10,495
International Index Fund	122,388	9,059	20,765	110,682	14,459	871	2,599	12,731
Equity and Bond Fund	55,920	2,667	34,386	24,201	8,817	387	5,729	3,475
Bond Fund	74,319	9,350	164,366	(80,697)	6,989	880	15,824	(7,955)
Money Market Fund	512,384	398	343,990	168,792	512,384	398	343,990	168,792
LifePath Retirement Fund	909,217	4,961	249	913,929	84,045	463	25	84,483
LifePath 2020 Fund	804,804	56,072	359,953	500,923	76,045	4,764	34,365	46,444
LifePath 2030 Fund	835,742	40,894	194,272	682,364	77,208	3,414	19,214	61,408
LifePath 2040 Fund	756,290	28,305	112,411	672,184	69,507	2,316	11,209	60,614

(1)

“S&P 500”® is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the State Farm Mutual Fund Trust. The State Farm S&P 500 Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

(2)

The Russell 2000® Index is a trademark/service mark and Russell® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (“Russell”). The State Farm Small Cap Index Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Mutual Fund Trust (the “Trust”). The State Farm International Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

(4)	LifePath and LifePath followed by 2020, 2030, 2040 and 2050 are registered trademarks of BlackRock Institutional Trust Company, N.A.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if the performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM MUTUAL FUND TRUST EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (f)	$5.14	$0.01	$(0.43)	$(0.42)	$—	$—	$—
Year ended 12/31/2009	4.28	0.03	0.86	0.89	(0.03)	—	(0.03)
Year ended 12/31/2008	7.53	0.11	(3.24)	(3.13)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	8.76	0.15	(0.70)	(0.55)	(0.16)	(0.52)	(0.68)
Period ended 12/31/2006 (g)	8.44	0.07	0.76	0.83	(0.13)	(0.38)	(0.51)
Class B Shares
Six months ended 06/30/2010 (f)	5.15	(0.01)	(0.42)	(0.43)	—	—	—
Year ended 12/31/2009	4.30	—	0.85	0.85	—	—	—
Year ended 12/31/2008	7.53	0.07	(3.22)	(3.15)	(0.07)	(0.01)	(0.08)
Year ended 12/31/2007	8.77	0.09	(0.72)	(0.63)	(0.09)	(0.52)	(0.61)
Period ended 12/31/2006 (g)	8.44	0.03	0.77	0.80	(0.09)	(0.38)	(0.47)
Legacy Class A Shares
Six months ended 06/30/2010 (f)	5.32	0.01	(0.44)	(0.43)	—	—	—
Year ended 12/31/2009	4.43	0.03	0.89	0.92	(0.03)	—	(0.03)
Year ended 12/31/2008	7.78	0.12	(3.35)	(3.23)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	9.03	0.15	(0.73)	(0.58)	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	8.21	0.11	1.20	1.31	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.54	0.09	0.50	0.59	(0.09)	(0.83)	(0.92)
Legacy Class B Shares
Six months ended 06/30/2010 (f)	5.30	—	(0.44)	(0.44)	—	—	—
Year ended 12/31/2009	4.41	0.01	0.89	0.90	(0.01)	—	(0.01)
Year ended 12/31/2008	7.73	0.09	(3.32)	(3.23)	(0.08)	(0.01)	(0.09)
Year ended 12/31/2007	8.97	0.12	(0.73)	(0.61)	(0.11)	(0.52)	(0.63)
Year ended 12/31/2006	8.16	0.07	1.19	1.26	(0.07)	(0.38)	(0.45)
Year ended 12/31/2005	8.49	0.06	0.50	0.56	(0.06)	(0.83)	(0.89)
Institutional Shares
Six months ended 06/30/2010 (f)	5.15	0.01	(0.42)	(0.41)	—	—	—
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.13	(3.24)	(3.11)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	8.78	0.17	(0.72)	(0.55)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.13	1.16	1.29	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.34	0.12	0.49	0.61	(0.12)	(0.83)	(0.95)
Class R-1 Shares
Six months ended 06/30/2010 (f)	5.13	—	(0.42)	(0.42)	—	—	—
Year ended 12/31/2009	4.28	0.02	0.85	0.87	(0.02)	—	(0.02)
Year ended 12/31/2008	7.52	0.09	(3.22)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.75	0.12	(0.71)	(0.59)	(0.12)	(0.52)	(0.64)
Year ended 12/31/2006	7.98	0.08	1.16	1.24	(0.09)	(0.38)	(0.47)
Year ended 12/31/2005	8.33	0.06	0.49	0.55	(0.07)	(0.83)	(0.90)
Class R-2 Shares
Six months ended 06/30/2010 (f)	5.13	—	(0.42)	(0.42)	—	—	—
Year ended 12/31/2009	4.27	0.03	0.85	0.88	(0.02)	—	(0.02)
Year ended 12/31/2008	7.51	0.10	(3.23)	(3.13)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	8.76	0.14	(0.71)	(0.57)	(0.16)	(0.52)	(0.68)
Year ended 12/31/2006	7.99	0.10	1.16	1.26	(0.11)	(0.38)	(0.49)
Year ended 12/31/2005	8.33	0.08	0.50	0.58	(0.09)	(0.83)	(0.92)
Class R-3 Shares
Six months ended 06/30/2010 (f)	5.15	0.01	(0.42)	(0.41)	—	—	—
Year ended 12/31/2009	4.29	0.04	0.86	0.90	(0.04)	—	(0.04)
Year ended 12/31/2008	7.54	0.12	(3.24)	(3.12)	(0.12)	(0.01)	(0.13)
Year ended 12/31/2007	8.77	0.17	(0.71)	(0.54)	(0.17)	(0.52)	(0.69)
Year ended 12/31/2006	8.00	0.12	1.16	1.28	(0.13)	(0.38)	(0.51)
Year ended 12/31/2005	8.33	0.10	0.51	0.61	(0.11)	(0.83)	(0.94)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Legacy Class B, Class R-1 and Class R-2 shares in 2010 and Class B shares in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

114	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)	Portfolio turnover rate

$4.72	(8.17)%	$23.5	1.19%	0.28%	1.19%	0.28%	44	%(d)
5.14	20.82	20.8	1.20	0.70	1.21	0.69	70
4.28	(41.52)	10.8	1.19	1.82	1.19	1.82	143
7.53	(6.38)	14.7	1.17	1.72	1.17	1.72	46

8.76	9.90	7.9	1.17	1.27	1.17	1.27	42

4.72	(8.35)	3.4	1.89	(0.42)	1.89	(0.42)	44	(d)
5.15	19.77	3.5	1.90	0.02	1.91	0.01	70
4.30	(41.84)	2.6	1.89	1.13	1.89	1.13	143
7.53	(7.27)	4.3	1.87	0.99	1.87	0.99	46
8.77	9.47	4.5	1.87	0.57	1.87	0.57	42

4.89	(8.08)	57.5	1.19	0.28	1.19	0.28	44	(d)
5.32	20.68	62.8	1.20	0.72	1.22	0.70	70
4.43	(41.54)	52.9	1.19	1.83	1.19	1.83	143
7.78	(6.57)	100.4	1.17	1.68	1.17	1.68	46
9.03	15.99	113.1	1.17	1.26	1.17	1.26	42
8.21	6.76	99.1	1.20	1.05	1.21	1.04	90

4.86	(8.30)	17.2	1.59	(0.12)	1.59	(0.12)	44	(d)
5.30	20.32	21.0	1.60	0.33	1.62	0.31	70
4.41	(41.77)	19.3	1.59	1.44	1.59	1.44	143
7.73	(6.91)	37.8	1.57	1.28	1.57	1.28	46
8.97	15.47	43.1	1.57	0.86	1.57	0.86	42
8.16	6.42	45.9	1.60	0.65	1.61	0.64	90

4.74	(7.96)	106.1	0.94	0.53	0.94	0.53	44	(d)
5.15	20.93	114.4	0.95	0.97	0.96	0.96	70
4.29	(41.28)	91.2	0.94	2.06	0.94	2.06	143
7.54	(6.36)	126.0	0.92	1.93	0.92	1.93	46
8.78	16.20	144.6	0.92	1.51	0.92	1.51	42
8.00	7.15	128.4	0.88	1.38	0.89	1.37	90

4.71	(8.19)	2.0	1.51	(0.04)	1.51	(0.04)	44	(d)
5.13	20.21	2.7	1.52	0.39	1.53	0.38	70
4.28	(41.63)	1.7	1.51	1.50	1.51	1.50	143
7.52	(6.84)	2.3	1.49	1.38	1.49	1.38	46
8.75	15.57	2.3	1.49	0.94	1.49	0.94	42
7.98	6.49	1.6	1.52	0.74	1.54	0.72	90

4.71	(8.19)	5.6	1.31	0.16	1.31	0.16	44	(d)
5.13	20.68	4.4	1.32	0.60	1.33	0.59	70
4.27	(41.62)	3.3	1.31	1.70	1.31	1.70	143
7.51	(6.66)	5.7	1.29	1.61	1.29	1.61	46
8.76	15.78	3.0	1.29	1.15	1.29	1.15	42
7.99	6.79	2.0	1.32	0.95	1.34	0.93	90

4.74	(7.96)	1.5	1.01	0.47	1.01	0.47	44	(d)
5.15	20.91	1.1	1.02	0.91	1.03	0.90	70
4.29	(41.36)	0.7	1.01	2.00	1.01	2.00	143
7.54	(6.32)	1.2	0.99	1.87	0.99	1.87	46
8.77	16.01	1.3	0.99	1.44	0.99	1.44	42
8.00	7.16	1.1	1.02	1.23	1.03	1.22	90

See accompanying notes to financial statements.	115

STATE FARM MUTUAL FUND TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (f)	$7.55	$(0.02)	$(0.26)	$(0.28)	$—	$—	$—
Year ended 12/31/2009	5.84	(0.01)	1.72	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.03)	(5.00)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.80	(0.06)	1.74	1.68	—	(1.56)	(1.56)
Period ended 12/31/2006 (g)	11.35	(0.04)	0.42	0.38	—	(0.93)	(0.93)
Class B Shares
Six months ended 06/30/2010 (f)	7.35	(0.04)	(0.25)	(0.29)	—	—	—
Year ended 12/31/2009	5.73	(0.04)	1.66	1.62	—	—	—
Year ended 12/31/2008	10.77	(0.09)	(4.90)	(4.99)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.75	(0.14)	1.72	1.58	—	(1.56)	(1.56)
Period ended 12/31/2006 (g)	11.35	(0.09)	0.42	0.33	—	(0.93)	(0.93)
Legacy Class A Shares
Six months ended 06/30/2010 (f)	7.41	(0.02)	(0.25)	(0.27)	—	—	—
Year ended 12/31/2009	5.74	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.72	(0.03)	(4.90)	(4.93)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.06)	1.70	1.64	—	(1.56)	(1.56)
Year ended 12/31/2006	10.12	(0.06)	1.51	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.45	(0.04)	0.21	0.17	—	(0.50)	(0.50)
Legacy Class B Shares
Six months ended 06/30/2010 (f)	7.10	(0.03)	(0.25)	(0.28)	—	—	—
Year ended 12/31/2009	5.52	(0.03)	1.61	1.58	—	—	—
Year ended 12/31/2008	10.36	(0.07)	(4.72)	(4.79)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.36	(0.10)	1.66	1.56	—	(1.56)	(1.56)
Year ended 12/31/2006	9.91	(0.10)	1.48	1.38	—	(0.93)	(0.93)
Year ended 12/31/2005	10.29	(0.08)	0.20	0.12	—	(0.50)	(0.50)
Institutional Shares
Six months ended 06/30/2010 (f)	7.62	(0.01)	(0.26)	(0.27)	—	—	—
Year ended 12/31/2009	5.89	0.01	1.72	1.73	—	—	—
Year ended 12/31/2008	10.97	(0.01)	(5.02)	(5.03)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.83	(0.03)	1.73	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.25	(0.03)	1.54	1.51	—	(0.93)	(0.93)
Year ended 12/31/2005	10.55	(0.01)	0.21	0.20	—	(0.50)	(0.50)
Class R-1 Shares
Six months ended 06/30/2010 (f)	7.34	(0.03)	(0.25)	(0.28)	—	—	—
Year ended 12/31/2009	5.70	(0.03)	1.67	1.64	—	—	—
Year ended 12/31/2008	10.69	(0.06)	(4.88)	(4.94)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.64	(0.10)	1.71	1.61	—	(1.56)	(1.56)
Year ended 12/31/2006	10.15	(0.10)	1.52	1.42	—	(0.93)	(0.93)
Year ended 12/31/2005	10.52	(0.07)	0.20	0.13	—	(0.50)	(0.50)
Class R-2 Shares
Six months ended 06/30/2010 (f)	7.43	(0.02)	(0.26)	(0.28)	—	—	—
Year ended 12/31/2009	5.76	(0.01)	1.68	1.67	—	—	—
Year ended 12/31/2008	10.77	(0.04)	(4.92)	(4.96)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.70	(0.07)	1.70	1.63	—	(1.56)	(1.56)
Year ended 12/31/2006	10.18	(0.07)	1.52	1.45	—	(0.93)	(0.93)
Year ended 12/31/2005	10.53	(0.05)	0.20	0.15	—	(0.50)	(0.50)
Class R-3 Shares
Six months ended 06/30/2010 (f)	7.57	(0.01)	(0.26)	(0.27)	—	—	—
Year ended 12/31/2009	5.86	—	1.71	1.71	—	—	—
Year ended 12/31/2008	10.92	(0.02)	(4.99)	(5.01)	—	(0.05)	(0.05)
Year ended 12/31/2007	10.78	(0.04)	1.74	1.70	—	(1.56)	(1.56)
Year ended 12/31/2006	10.23	(0.04)	1.52	1.48	—	(0.93)	(0.93)
Year ended 12/31/2005	10.54	(0.02)	0.21	0.19	—	(0.50)	(0.50)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income for Class R-3 shares represent less than $0.01 per share in 2009.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

116	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (d) (e)	Net investment income (loss) (d)	Expenses (d) (e)	Net investment income (loss) (d)	Portfolio turnover rate

$7.27	(3.71)%	$26.8	1.40%	(0.43)%	1.46%	(0.49)%	117	%(d)
7.55	29.28	25.1	1.40	(0.12)	1.49	(0.21)	130
5.84	(46.01)	15.4	1.40	(0.35)	1.45	(0.40)	99
10.92	15.49	21.5	1.40	(0.47)	1.44	(0.51)	98
10.80	3.43	10.9	1.40	(0.54)	1.45	(0.59)	155

7.06	(3.95)	7.4	2.00	(1.03)	2.06	(1.09)	117	(d)
7.35	28.27	7.6	2.00	(0.72)	2.10	(0.82)	130
5.73	(46.28)	5.7	2.00	(0.96)	2.04	(1.00)	99
10.77	14.63	10.1	2.10	(1.18)	2.14	(1.22)	98
10.75	2.99	9.6	2.10	(1.24)	2.15	(1.29)	155

7.14	(3.64)	53.1	1.40	(0.43)	1.46	(0.49)	117	(d)
7.41	29.09	55.5	1.40	(0.12)	1.50	(0.22)	130
5.74	(45.94)	43.2	1.40	(0.37)	1.45	(0.42)	99
10.72	15.33	82.5	1.40	(0.48)	1.44	(0.52)	98
10.64	14.43	71.8	1.40	(0.57)	1.45	(0.62)	155
10.12	1.57	65.1	1.40	(0.39)	1.51	(0.50)	61

6.82	(3.94)	15.5	1.80	(0.83)	1.86	(0.89)	117	(d)
7.10	28.62	17.2	1.80	(0.52)	1.90	(0.62)	130
5.52	(46.18)	14.3	1.80	(0.77)	1.85	(0.82)	99
10.36	14.99	27.8	1.80	(0.88)	1.84	(0.92)	98
10.36	14.03	25.2	1.80	(0.99)	1.84	(1.03)	155
9.91	1.10	41.2	1.80	(0.80)	1.91	(0.91)	61

7.35	(3.54)	20.2	1.15	(0.18)	1.21	(0.24)	117	(d)
7.62	29.37	20.2	1.15	0.13	1.25	0.03	130
5.89	(45.80)	14.0	1.15	(0.11)	1.20	(0.16)	99
10.97	15.62	23.6	1.15	(0.22)	1.19	(0.26)	98
10.83	14.84	15.7	1.15	(0.32)	1.20	(0.37)	155
10.25	1.83	13.5	1.07	(0.07)	1.18	(0.18)	61

7.06	(3.81)	2.6	1.72	(0.77)	1.78	(0.83)	117	(d)
7.34	28.77	3.1	1.72	(0.44)	1.81	(0.53)	130
5.70	(46.16)	1.9	1.72	(0.68)	1.77	(0.73)	99
10.69	15.07	2.7	1.72	(0.81)	1.76	(0.85)	98
10.64	14.09	2.1	1.72	(0.89)	1.77	(0.94)	155
10.15	1.17	1.6	1.72	(0.71)	1.83	(0.82)	61

7.15	(3.77)	5.4	1.52	(0.54)	1.58	(0.60)	117	(d)
7.43	28.99	4.4	1.52	(0.24)	1.62	(0.34)	130
5.76	(46.00)	3.4	1.52	(0.48)	1.57	(0.53)	99
10.77	15.16	5.4	1.52	(0.58)	1.56	(0.62)	98
10.70	14.35	1.9	1.52	(0.69)	1.56	(0.73)	155
10.18	1.36	1.4	1.52	(0.51)	1.63	(0.62)	61

7.30	(3.57)	1.5	1.22	(0.25)	1.28	(0.31)	117	(d)
7.57	29.18	1.2	1.22	0.07	1.32	(0.03)	130
5.86	(45.83)	0.8	1.22	(0.18)	1.27	(0.23)	99
10.92	15.71	1.4	1.22	(0.30)	1.26	(0.34)	98
10.78	14.56	1.4	1.22	(0.40)	1.27	(0.45)	155
10.23	1.74	1.3	1.22	(0.22)	1.33	(0.33)	61

See accompanying notes to financial statements.	117

STATE FARM MUTUAL FUND TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income (c)	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (g)	$8.87	$0.06	$(1.14)	$(1.08)	$—	$—	$—
Year ended 12/31/2009	6.57	0.05	2.30	2.35	(0.05)	—	(0.05)
Year ended 12/31/2008	12.80	0.16	(6.18)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.09	1.28	1.37	(0.15)	(0.86)	(1.01)
Period ended 12/31/2006 (h)	11.86	0.09	0.72	0.81	(0.23)	—	(0.23)
Class B Shares
Six months ended 06/30/2010 (g)	8.81	0.03	(1.13)	(1.10)	—	—	—
Year ended 12/31/2009	6.53	0.01	2.27	2.28	—	—	—
Year ended 12/31/2008	12.80	0.10	(6.16)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	—	1.27	1.27	(0.05)	(0.86)	(0.91)
Period ended 12/31/2006 (h)	11.86	0.03	0.72	0.75	(0.17)	—	(0.17)
Legacy Class A Shares
Six months ended 06/30/2010 (g)	8.94	0.06	(1.15)	(1.09)	—	—	—
Year ended 12/31/2009	6.61	0.05	2.32	2.37	(0.04)	—	(0.04)
Year ended 12/31/2008	12.88	0.16	(6.22)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.51	0.10	1.27	1.37	(0.14)	(0.86)	(1.00)
Year ended 12/31/2006	10.74	0.12	1.86	1.98	(0.21)	—	(0.21)
Year ended 12/31/2005	9.36	0.07	1.45	1.52	(0.14)	—	(0.14)
Legacy Class B Shares
Six months ended 06/30/2010 (g)	8.86	0.04	(1.14)	(1.10)	—	—	—
Year ended 12/31/2009	6.56	0.02	2.29	2.31	(0.01)	—	(0.01)
Year ended 12/31/2008	12.83	0.12	(6.18)	(6.06)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.04	1.27	1.31	(0.09)	(0.86)	(0.95)
Year ended 12/31/2006	10.68	0.06	1.85	1.91	(0.12)	—	(0.12)
Year ended 12/31/2005	9.31	0.04	1.44	1.48	(0.11)	—	(0.11)
Institutional Shares
Six months ended 06/30/2010 (g)	8.92	0.07	(1.15)	(1.08)	—	—	—
Year ended 12/31/2009	6.59	0.07	2.32	2.39	(0.06)	—	(0.06)
Year ended 12/31/2008	12.81	0.19	(6.20)	(6.01)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.45	0.13	1.27	1.40	(0.18)	(0.86)	(1.04)
Year ended 12/31/2006	10.68	0.15	1.85	2.00	(0.23)	—	(0.23)
Year ended 12/31/2005	9.31	0.10	1.44	1.54	(0.17)	—	(0.17)
Class R-1 Shares
Six months ended 06/30/2010 (g)	8.84	0.04	(1.13)	(1.09)	—	—	—
Year ended 12/31/2009	6.55	0.03	2.28	2.31	(0.02)	—	(0.02)
Year ended 12/31/2008	12.80	0.13	(6.17)	(6.04)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.44	0.05	1.28	1.33	(0.11)	(0.86)	(0.97)
Year ended 12/31/2006	10.68	0.08	1.85	1.93	(0.17)	—	(0.17)
Year ended 12/31/2005	9.32	0.04	1.44	1.48	(0.12)	—	(0.12)
Class R-2 Shares
Six months ended 06/30/2010 (g)	8.87	0.05	(1.14)	(1.09)	—	—	—
Year ended 12/31/2009	6.57	0.04	2.30	2.34	(0.04)	—	(0.04)
Year ended 12/31/2008	12.81	0.15	(6.18)	(6.03)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.47	0.06	1.29	1.35	(0.15)	(0.86)	(1.01)
Year ended 12/31/2006	10.71	0.10	1.86	1.96	(0.20)	—	(0.20)
Year ended 12/31/2005	9.32	0.06	1.46	1.52	(0.13)	—	(0.13)
Class R-3 Shares
Six months ended 06/30/2010 (g)	8.91	0.07	(1.15)	(1.08)	—	—	—
Year ended 12/31/2009	6.59	0.07	2.31	2.38	(0.06)	—	(0.06)
Year ended 12/31/2008	12.82	0.18	(6.20)	(6.02)	—	(0.21)	(0.21)
Year ended 12/31/2007	12.46	0.12	1.27	1.39	(0.17)	(0.86)	(1.03)
Year ended 12/31/2006	10.70	0.14	1.85	1.99	(0.23)	—	(0.23)
Year ended 12/31/2005	9.32	0.09	1.45	1.54	(0.16)	—	(0.16)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net investment income represents less than $0.01 per share for Class B shares in 2007.

(c)	Net investment income distribution represents less than $0.01 per share for Class B shares in 2009.

(d)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(e)	Determined on an annualized basis for periods that are less than a full year.

(f)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

118	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (d)	Net assets, end of period (millions)	Expenses (e) (f)	Net investment income (loss) (e)	Expenses (e) (f)	Net investment income (loss) (e)	Portfolio turnover rate

$7.79	(12.18)%	$18.4	1.50%	1.39%	1.61%	1.28%	79	%(e)
8.87	35.73	18.2	1.50	0.66	1.72	0.44	62
6.57	(47.02)	11.0	1.50	1.58	1.67	1.41	154
12.80	10.80	17.9	1.50	0.69	1.60	0.59	52
12.44	6.79 (i)	12.4	1.50	1.08	1.64	0.94	30

7.71	(12.49)	7.2	2.10	0.72	2.21	0.61	79	(e)
8.81	34.92	8.2	2.10	0.12	2.34	(0.12)	62
6.53	(47.34)	6.0	2.10	0.98	2.27	0.81	154
12.80	10.00	11.3	2.20	0.03	2.30	(0.07)	52
12.44	6.30 (i)	10.7	2.20	0.43	2.34	0.29	30

7.85	(12.19)	36.3	1.50	1.32	1.61	1.21	79	(e)
8.94	35.90	41.8	1.50	0.71	1.73	0.48	62
6.61	(47.04)	31.0	1.50	1.59	1.67	1.42	154
12.88	10.66	61.6	1.50	0.73	1.60	0.63	52
12.51	18.38 (i)	56.5	1.50	1.00	1.62	0.88	30
10.74	16.27	44.7	1.50	0.78	1.73	0.55	27

7.76	(12.42)	11.3	1.90	0.91	2.01	0.80	79	(e)
8.86	35.26	13.5	1.90	0.33	2.13	0.10	62
6.56	(47.27)	10.5	1.90	1.18	2.07	1.01	154
12.83	10.36	21.0	1.90	0.33	2.00	0.23	52
12.47	17.92 (i)	19.6	1.90	0.53	2.02	0.41	30
10.68	15.84	34.3	1.90	0.40	2.13	0.17	27

7.84	(12.11)	11.9	1.25	1.61	1.36	1.50	79	(e)
8.92	36.31	12.8	1.25	0.93	1.48	0.70	62
6.59	(46.91)	8.2	1.25	1.83	1.42	1.66	154
12.81	10.91	14.7	1.25	0.96	1.35	0.86	52
12.45	18.76 (i)	11.9	1.25	1.26	1.37	1.14	30
10.68	16.57	9.3	1.17	1.09	1.41	0.85	27

7.75	(12.33)	2.3	1.82	0.95	1.93	0.84	79	(e)
8.84	35.31	3.2	1.82	0.37	2.05	0.14	62
6.55	(47.18)	2.1	1.82	1.26	2.00	1.08	154
12.80	10.43	3.0	1.82	0.38	1.92	0.28	52
12.44	18.11 (i)	2.3	1.82	0.68	1.95	0.55	30
10.68	15.86	1.6	1.82	0.42	2.05	0.19	27

7.78	(12.29)	4.3	1.62	1.27	1.73	1.16	79	(e)
8.87	35.59	3.8	1.62	0.52	1.85	0.29	62
6.57	(47.06)	2.6	1.62	1.48	1.79	1.31	154
12.81	10.59	4.7	1.62	0.49	1.73	0.38	52
12.47	18.28 (i)	2.2	1.62	0.84	1.75	0.71	30
10.71	16.34	1.5	1.62	0.67	1.85	0.44	27

7.83	(12.12)	1.5	1.32	1.53	1.43	1.42	79	(e)
8.91	36.08	1.4	1.32	0.89	1.55	0.66	62
6.59	(46.99)	0.9	1.32	1.76	1.49	1.59	154
12.82	10.99	1.7	1.32	0.91	1.42	0.81	52
12.46	18.56 (i)	1.6	1.32	1.18	1.44	1.06	30
10.70	16.51	1.3	1.32	0.97	1.55	0.74	27

(i)	Based upon net asset value of $12.44, $12.44, $12.51, $12.47, $12.45, $12.44, $12.47 and $12.46 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.46, $12.46, $12.54, $12.49, $12.48, $12.46, $12.49 and $12.48, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 6.96%, 6.48%, 18.67%, 18.11%, 19.04%, 18.30%, 18.47% and 18.75%, respectively.

See accompanying notes to financial statements.	119

STATE FARM MUTUAL FUND TRUST S&P 500 INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$8.37	$0.05	$(0.63)	$(0.58)	$—	$—	$—
Year ended 12/31/2009	6.74	0.12	1.62	1.74	(0.11)	—	(0.11)
Year ended 12/31/2008	11.08	0.15	(4.32)	(4.17)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.77	0.15	0.35	0.50	(0.15)	(0.04)	(0.19)
Period ended 12/31/2006 (i)	9.96	0.09	0.86	0.95	(0.14)	—	(0.14)
Class B Shares
Six months ended 06/30/2010 (h)	8.40	0.02	(0.63)	(0.61)	—	—	—
Year ended 12/31/2009	6.77	0.07	1.61	1.68	(0.05)	—	(0.05)
Year ended 12/31/2008	11.10	0.09	(4.31)	(4.22)	(0.10)	(0.01)	(0.11)
Year ended 12/31/2007	10.77	0.06	0.38	0.44	(0.07)	(0.04)	(0.11)
Period ended 12/31/2006 (i)	9.96	0.04	0.86	0.90	(0.09)	—	(0.09)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	8.40	0.05	(0.64)	(0.59)	—	—	—
Year ended 12/31/2009	6.76	0.12	1.62	1.74	(0.10)	—	(0.10)
Year ended 12/31/2008	11.09	0.15	(4.31)	(4.16)	(0.16)	(0.01)	(0.17)
Year ended 12/31/2007	10.76	0.14	0.37	0.51	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.12	1.30	1.42	(0.12)	—	(0.12)
Year ended 12/31/2005	9.18	0.10	0.28	0.38	(0.10)	—	(0.10)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	8.41	0.03	(0.63)	(0.60)	—	—	—
Year ended 12/31/2009	6.77	0.09	1.62	1.71	(0.07)	—	(0.07)
Year ended 12/31/2008	11.09	0.11	(4.31)	(4.20)	(0.11)	(0.01)	(0.12)
Year ended 12/31/2007	10.75	0.10	0.37	0.47	(0.09)	(0.04)	(0.13)
Year ended 12/31/2006	9.46	0.08	1.28	1.36	(0.07)	—	(0.07)
Year ended 12/31/2005	9.18	0.06	0.28	0.34	(0.06)	—	(0.06)
Institutional Shares
Six months ended 06/30/2010 (h)	8.41	0.06	(0.63)	(0.57)	—	—	—
Year ended 12/31/2009	6.76	0.13	1.64	1.77	(0.12)	—	(0.12)
Year ended 12/31/2008	11.12	0.17	(4.34)	(4.17)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.17	0.37	0.54	(0.17)	(0.04)	(0.21)
Year ended 12/31/2006	9.49	0.15	1.29	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.21	0.13	0.28	0.41	(0.13)	—	(0.13)
Class R-1 Shares
Six months ended 06/30/2010 (h)	8.39	0.04	(0.64)	(0.60)	—	—	—
Year ended 12/31/2009	6.75	0.09	1.63	1.72	(0.08)	—	(0.08)
Year ended 12/31/2008	11.09	0.12	(4.32)	(4.20)	(0.13)	(0.01)	(0.14)
Year ended 12/31/2007	10.76	0.11	0.36	0.47	(0.10)	(0.04)	(0.14)
Year ended 12/31/2006	9.47	0.09	1.30	1.39	(0.10)	—	(0.10)
Year ended 12/31/2005	9.20	0.07	0.27	0.34	(0.07)	—	(0.07)
Class R-2 Shares
Six months ended 06/30/2010 (h)	8.36	0.04	(0.63)	(0.59)	—	—	—
Year ended 12/31/2009	6.73	0.11	1.62	1.73	(0.10)	—	(0.10)
Year ended 12/31/2008	11.06	0.14	(4.31)	(4.17)	(0.15)	(0.01)	(0.16)
Year ended 12/31/2007	10.75	0.13	0.36	0.49	(0.14)	(0.04)	(0.18)
Year ended 12/31/2006	9.46	0.11	1.29	1.40	(0.11)	—	(0.11)
Year ended 12/31/2005	9.20	0.09	0.28	0.37	(0.11)	—	(0.11)
Class R-3 Shares
Six months ended 06/30/2010 (h)	8.42	0.06	(0.64)	(0.58)	—	—	—
Year ended 12/31/2009	6.77	0.13	1.63	1.76	(0.11)	—	(0.11)
Year ended 12/31/2008	11.12	0.17	(4.33)	(4.16)	(0.18)	(0.01)	(0.19)
Year ended 12/31/2007	10.79	0.16	0.37	0.53	(0.16)	(0.04)	(0.20)
Year ended 12/31/2006	9.49	0.14	1.30	1.44	(0.14)	—	(0.14)
Year ended 12/31/2005	9.20	0.12	0.28	0.40	(0.11)	—	(0.11)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.05% and 1.88%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.05% and 1.88%, respectively, for the six months ended June 30, 2010.

120	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$7.79	(6.93)%	$74.2	0.78%	1.17%	0.79%	1.16%	4%
8.37	25.76	68.7	0.79	1.60	0.80	1.59	5
6.74	(37.51)	40.4	0.79	1.63	0.79	1.63	8
11.08	4.69	51.4	0.78	1.30	0.78	1.30	7
10.77	9.57	22.1	0.78	1.30	0.78	1.30	14

7.79	(7.26)	12.4	1.48	0.47	1.49	0.46	4
8.40	24.87	12.9	1.50	0.92	1.50	0.92	5
6.77	(37.96)	9.6	1.49	0.93	1.49	0.93	8
11.10	4.09	14.2	1.48	0.58	1.48	0.58	7
10.77	9.03	12.0	1.48	0.59	1.48	0.59	14

7.81	(7.02)	227.1	0.78	1.17	0.79	1.16	4
8.40	25.74	247.7	0.80	1.63	0.80	1.63	5
6.76	(37.46)	208.0	0.79	1.61	0.79	1.61	8
11.09	4.73	372.3	0.78	1.27	0.78	1.27	7
10.76	14.97	375.6	0.78	1.21	0.78	1.21	14
9.46	4.08	339.8	0.80	1.10	0.82	1.08	10

7.81	(7.13)	71.1	1.18	0.77	1.19	0.76	4
8.41	25.25	82.9	1.20	1.23	1.20	1.23	5
6.77	(37.78)	72.5	1.19	1.20	1.19	1.20	8
11.09	4.41	141.3	1.18	0.87	1.18	0.87	7
10.75	14.42	142.9	1.18	0.80	1.18	0.80	14
9.46	3.69	139.0	1.20	0.70	1.22	0.68	10

7.84	(6.78)	54.4	0.53	1.42	0.54	1.41	4
8.41	26.15	57.2	0.55	1.86	0.55	1.86	5
6.76	(37.39)	41.9	0.54	1.86	0.54	1.86	8
11.12	4.99	74.2	0.53	1.52	0.53	1.52	7
10.79	15.21	66.4	0.53	1.46	0.53	1.46	14
9.49	4.38	53.0	0.48	1.42	0.50	1.40	10

7.79	(7.15)	5.0	1.10	0.85	1.11	0.84	4
8.39	25.47	6.6	1.12	1.29	1.12	1.29	5
6.75	(37.76)	4.8	1.11	1.32	1.11	1.32	8
11.09	4.40	6.2	1.10	0.95	1.10	0.95	7
10.76	14.64	5.4	1.10	0.90	1.10	0.90	14
9.47	3.73	3.3	1.12	0.79	1.15	0.76	10

7.77	(7.06)	10.3	0.90	1.05	0.91	1.04	4
8.36	25.66	9.2	0.92	1.50	0.92	1.50	5
6.73	(37.60)	6.5	0.91	1.51	0.91	1.51	8
11.06	4.58	9.6	0.90	1.17	0.90	1.17	7
10.75	14.82	5.9	0.90	1.11	0.90	1.11	14
9.46	3.95	3.5	0.92	1.02	0.95	0.99	10

7.84	(6.89)	1.6	0.60	1.36	0.61	1.35	4
8.42	26.03	1.6	0.62	1.81	0.62	1.81	5
6.77	(37.35)	1.3	0.61	1.81	0.61	1.81	8
11.12	4.92	1.9	0.60	1.45	0.60	1.45	7
10.79	15.14	1.7	0.60	1.39	0.60	1.39	14
9.49	4.35	1.3	0.62	1.28	0.65	1.25	10

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	121

STATE FARM MUTUAL FUND TRUST SMALL CAP INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b) (c)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain (d)	Total distributions
Class A Shares
Six months ended 06/30/2010 (i)	$9.65	$—	$(0.23)	$(0.23)	$—	$—	$—
Year ended 12/31/2009	7.68	0.04	1.97	2.01	(0.04)	—	(0.04)
Year ended 12/31/2008	13.04	0.06	(4.62)	(4.56)	(0.05)	(0.75)	(0.80)
Year ended 12/31/2007	14.32	0.10	(0.46)	(0.36)	(0.10)	(0.82)	(0.92)
Period ended 12/31/2006 (j)	15.06	0.05	0.43	0.48	(0.06)	(1.16)	(1.22)
Class B Shares
Six months ended 06/30/2010 (i)	9.60	(0.03)	(0.23)	(0.26)	—	—	—
Year ended 12/31/2009	7.66	(0.02)	1.96	1.94	—	—	—
Year ended 12/31/2008	13.01	(0.02)	(4.58)	(4.60)	—	(0.75)	(0.75)
Year ended 12/31/2007	14.29	(0.01)	(0.45)	(0.46)	—	(0.82)	(0.82)
Period ended 12/31/2006 (j)	15.06	(0.03)	0.42	0.39	—	(1.16)	(1.16)
Legacy Class A Shares
Six months ended 06/30/2010 (i)	9.56	—	(0.23)	(0.23)	—	—	—
Year ended 12/31/2009	7.61	0.04	1.95	1.99	(0.04)	—	(0.04)
Year ended 12/31/2008	12.91	0.06	(4.57)	(4.51)	(0.04)	(0.75)	(0.79)
Year ended 12/31/2007	14.17	0.09	(0.45)	(0.36)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.11	0.05	2.20	2.25	(0.03)	(1.16)	(1.19)
Year ended 12/31/2005	13.31	0.05	0.43	0.48	(0.01)	(0.67)	(0.68)
Legacy Class B Shares
Six months ended 06/30/2010 (i)	9.42	(0.01)	(0.23)	(0.24)	—	—	—
Year ended 12/31/2009	7.51	0.01	1.91	1.92	(0.01)	—	(0.01)
Year ended 12/31/2008	12.74	0.02	(4.50)	(4.48)	—	(0.75)	(0.75)
Year ended 12/31/2007	13.99	0.03	(0.44)	(0.41)	(0.02)	(0.82)	(0.84)
Year ended 12/31/2006	12.99	(0.01)	2.17	2.16	—	(1.16)	(1.16)
Year ended 12/31/2005	13.23	—	0.43	0.43	—	(0.67)	(0.67)
Institutional Shares
Six months ended 06/30/2010 (i)	9.68	0.02	(0.24)	(0.22)	—	—	—
Year ended 12/31/2009	7.70	0.06	1.98	2.04	(0.06)	—	(0.06)
Year ended 12/31/2008	13.06	0.09	(4.63)	(4.54)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.13	(0.46)	(0.33)	(0.12)	(0.82)	(0.94)
Year ended 12/31/2006	13.25	0.09	2.22	2.31	(0.07)	(1.16)	(1.23)
Year ended 12/31/2005	13.44	0.10	0.43	0.53	(0.05)	(0.67)	(0.72)
Class R-1 Shares
Six months ended 06/30/2010 (i)	9.64	(0.01)	(0.24)	(0.25)	—	—	—
Year ended 12/31/2009	7.67	0.01	1.97	1.98	(0.01)	—	(0.01)
Year ended 12/31/2008	13.00	0.03	(4.60)	(4.57)	(0.01)	(0.75)	(0.76)
Year ended 12/31/2007	14.26	0.05	(0.45)	(0.40)	(0.04)	(0.82)	(0.86)
Year ended 12/31/2006	13.21	0.01	2.20	2.21	—	(1.16)	(1.16)
Year ended 12/31/2005	13.44	0.01	0.43	0.44	—	(0.67)	(0.67)
Class R-2 Shares
Six months ended 06/30/2010 (i)	9.64	—	(0.23)	(0.23)	—	—	—
Year ended 12/31/2009	7.68	0.03	1.97	2.00	(0.04)	—	(0.04)
Year ended 12/31/2008	13.03	0.05	(4.62)	(4.57)	(0.03)	(0.75)	(0.78)
Year ended 12/31/2007	14.31	0.08	(0.46)	(0.38)	(0.08)	(0.82)	(0.90)
Year ended 12/31/2006	13.24	0.04	2.21	2.25	(0.02)	(1.16)	(1.18)
Year ended 12/31/2005	13.44	0.04	0.44	0.48	(0.01)	(0.67)	(0.68)
Class R-3 Shares
Six months ended 06/30/2010 (i)	9.69	0.01	(0.24)	(0.23)	—	—	—
Year ended 12/31/2009	7.71	0.05	1.98	2.03	(0.05)	—	(0.05)
Year ended 12/31/2008	13.06	0.08	(4.61)	(4.53)	(0.07)	(0.75)	(0.82)
Year ended 12/31/2007	14.33	0.12	(0.46)	(0.34)	(0.11)	(0.82)	(0.93)
Year ended 12/31/2006	13.25	0.08	2.22	2.30	(0.06)	(1.16)	(1.22)
Year ended 12/31/2005	13.44	0.08	0.43	0.51	(0.03)	(0.67)	(0.70)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of Master Portfolio through September 9, 2005.

(c)	Net investment income represents less than $0.01 per share for Class A, Legacy Class A and Class R-2 shares in 2010 and Legacy Class B shares in 2005.

(d)	Net realized gain distributions represent less than $0.01 per share in 2009.

(e)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(f)	Determined on an annualized basis for periods that are less than a full year.

(g)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(h)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the Small Cap Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 19%.

(i)	Unaudited.

(j)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

122	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (e)	Net assets, end of period (millions)	Expenses (b) (f) (g)	Net investment income (loss) (b) (f)	Expenses (b) (f) (g)	Net investment income (loss) (b) (f)	Portfolio turnover rate (h)

$9.42	(2.38)%	$28.5	0.95%	0.10%	1.00%	0.05%	22	%(f)
9.65	26.21	26.3	0.95	0.50	1.03	0.42	20
7.68	(34.60)	17.5	0.95	0.57	1.00	0.52	20
13.04	(2.58)	23.5	0.95	0.68	0.99	0.64	18
14.32	3.15	15.3	0.95	0.46	0.98	0.43	27

9.34	(2.71)	7.8	1.65	(0.60)	1.70	(0.65)	22	(f)
9.60	25.33	7.9	1.65	(0.21)	1.73	(0.29)	20
7.66	(35.00)	6.1	1.65	(0.14)	1.70	(0.19)	20
13.01	(3.24)	9.9	1.65	(0.05)	1.68	(0.08)	18
14.29	2.55	10.1	1.65	(0.27)	1.68	(0.30)	27

9.33	(2.41)	113.6	0.95	0.10	1.00	0.05	22	(f)
9.56	26.13	118.3	0.95	0.49	1.03	0.41	20
7.61	(34.53)	97.8	0.95	0.55	1.00	0.50	20
12.91	(2.56)	165.8	0.95	0.64	0.98	0.61	18
14.17	17.10	183.7	0.95	0.35	0.97	0.33	27
13.11	3.55	157.2	0.95	0.41	1.01	0.35	3

9.18	(2.55)	37.7	1.35	(0.30)	1.40	(0.35)	22	(f)
9.42	25.54	41.1	1.35	0.09	1.43	0.01	20
7.51	(34.79)	35.2	1.35	0.15	1.40	0.10	20
12.74	(2.93)	61.0	1.35	0.25	1.38	0.22	18
13.99	16.58	66.7	1.35	(0.06)	1.37	(0.08)	27
12.99	3.18	75.2	1.35	0.00	1.41	(0.06)	3

9.46	(2.27)	39.2	0.70	0.35	0.75	0.30	22	(f)
9.68	26.47	38.9	0.70	0.74	0.78	0.66	20
7.70	(34.35)	28.9	0.70	0.81	0.75	0.76	20
13.06	(2.34)	42.7	0.70	0.90	0.73	0.87	18
14.33	17.36	43.6	0.70	0.61	0.72	0.59	27
13.25	3.89	31.2	0.63	0.73	0.69	0.67	3

9.39	(2.59)	2.5	1.27	(0.23)	1.32	(0.28)	22	(f)
9.64	25.86	3.0	1.27	0.17	1.35	0.09	20
7.67	(34.77)	2.3	1.27	0.24	1.32	0.19	20
13.00	(2.87)	3.1	1.27	0.33	1.30	0.30	18
14.26	16.69	3.0	1.27	0.05	1.29	0.03	27
13.21	3.20	2.0	1.27	0.09	1.33	0.03	3

9.41	(2.39)	4.4	1.07	(0.02)	1.12	(0.07)	22	(f)
9.64	26.00	3.7	1.07	0.38	1.15	0.30	20
7.68	(34.67)	2.7	1.07	0.44	1.12	0.39	20
13.03	(2.67)	4.2	1.07	0.55	1.11	0.51	18
14.31	16.96	3.1	1.07	0.25	1.09	0.23	27
13.24	3.46	1.6	1.07	0.29	1.13	0.23	3

9.46	(2.37)	1.3	0.77	0.28	0.82	0.23	22	(f)
9.69	26.38	1.2	0.77	0.68	0.85	0.60	20
7.71	(34.33)	0.8	0.77	0.74	0.82	0.69	20
13.06	(2.40)	1.3	0.77	0.83	0.80	0.80	18
14.33	17.27	1.3	0.77	0.54	0.79	0.52	27
13.25	3.75	1.1	0.77	0.58	0.83	0.52	3

See accompanying notes to financial statements.	123

STATE FARM MUTUAL FUND TRUST INTERNATIONAL INDEX FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$10.33	$0.13	$(1.61)	$(1.48)	$—	$—	$—
Year ended 12/31/2009	8.25	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.29	(6.51)	(6.22)	(0.20)	—	(0.20)
Year ended 12/31/2007	13.84	0.25	1.12	1.37	(0.34)	(0.20)	(0.54)
Period ended 12/31/2006 (i)	13.04	0.13	1.11	1.24	(0.30)	(0.14)	(0.44)
Class B Shares
Six months ended 06/30/2010 (h)	10.34	0.09	(1.60)	(1.51)	—	—	—
Year ended 12/31/2009	8.26	0.11	2.12	2.23	(0.15)	—	(0.15)
Year ended 12/31/2008	14.67	0.21	(6.50)	(6.29)	(0.12)	—	(0.12)
Year ended 12/31/2007	13.84	0.15	1.10	1.25	(0.22)	(0.20)	(0.42)
Period ended 12/31/2006 (i)	13.04	0.08	1.09	1.17	(0.23)	(0.14)	(0.37)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	10.30	0.12	(1.59)	(1.47)	—	—	—
Year ended 12/31/2009	8.22	0.17	2.12	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.65	0.30	(6.54)	(6.24)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.81	0.26	1.10	1.36	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.42	0.22	2.59	2.81	(0.28)	(0.14)	(0.42)
Year ended 12/31/2005	10.30	0.16	1.15	1.31	(0.19)	—	(0.19)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	10.33	0.10	(1.60)	(1.50)	—	—	—
Year ended 12/31/2009	8.25	0.14	2.11	2.25	(0.17)	—	(0.17)
Year ended 12/31/2008	14.66	0.25	(6.52)	(6.27)	(0.14)	—	(0.14)
Year ended 12/31/2007	13.82	0.20	1.10	1.30	(0.26)	(0.20)	(0.46)
Year ended 12/31/2006	11.42	0.17	2.58	2.75	(0.21)	(0.14)	(0.35)
Year ended 12/31/2005	10.29	0.12	1.15	1.27	(0.14)	—	(0.14)
Institutional Shares
Six months ended 06/30/2010 (h)	10.33	0.14	(1.61)	(1.47)	—	—	—
Year ended 12/31/2009	8.24	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.70	0.33	(6.57)	(6.24)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.85	0.30	1.11	1.41	(0.36)	(0.20)	(0.56)
Year ended 12/31/2006	11.46	0.25	2.59	2.84	(0.31)	(0.14)	(0.45)
Year ended 12/31/2005	10.33	0.20	1.15	1.35	(0.22)	—	(0.22)
Class R-1 Shares
Six months ended 06/30/2010 (h)	10.32	0.11	(1.61)	(1.50)	—	—	—
Year ended 12/31/2009	8.24	0.14	2.13	2.27	(0.19)	—	(0.19)
Year ended 12/31/2008	14.67	0.26	(6.53)	(6.27)	(0.16)	—	(0.16)
Year ended 12/31/2007	13.84	0.20	1.12	1.32	(0.29)	(0.20)	(0.49)
Year ended 12/31/2006	11.45	0.17	2.61	2.78	(0.25)	(0.14)	(0.39)
Year ended 12/31/2005	10.32	0.13	1.15	1.28	(0.15)	—	(0.15)
Class R-2 Shares
Six months ended 06/30/2010 (h)	10.31	0.12	(1.60)	(1.48)	—	—	—
Year ended 12/31/2009	8.23	0.15	2.14	2.29	(0.21)	—	(0.21)
Year ended 12/31/2008	14.67	0.28	(6.53)	(6.25)	(0.19)	—	(0.19)
Year ended 12/31/2007	13.85	0.22	1.12	1.34	(0.32)	(0.20)	(0.52)
Year ended 12/31/2006	11.45	0.21	2.60	2.81	(0.27)	(0.14)	(0.41)
Year ended 12/31/2005	10.32	0.15	1.16	1.31	(0.18)	—	(0.18)
Class R-3 Shares
Six months ended 06/30/2010 (h)	10.35	0.13	(1.61)	(1.48)	—	—	—
Year ended 12/31/2009	8.26	0.19	2.13	2.32	(0.23)	—	(0.23)
Year ended 12/31/2008	14.71	0.32	(6.55)	(6.23)	(0.22)	—	(0.22)
Year ended 12/31/2007	13.86	0.28	1.12	1.40	(0.35)	(0.20)	(0.55)
Year ended 12/31/2006	11.45	0.24	2.61	2.85	(0.30)	(0.14)	(0.44)
Year ended 12/31/2005	10.32	0.19	1.14	1.33	(0.20)	—	(0.20)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of Master Portfolio through September 9, 2005.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	The expense ratios for all shares include the effect of the increased voluntary expense reduction threshold effective May 1, 2009 described in Note 2 under Expense Reduction Agreements.

124	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e) (f)	Net investment income (loss) (b) (d)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Portfolio turnover rate (g)

$8.85	(14.33)%	$32.7	1.20%	2.55%	1.22%	2.53%	4	%(d)
10.33	27.79	35.0	1.19	1.86	1.29	1.76	6
8.25	(42.38)	23.6	1.15	2.49	1.28	2.36	8
14.67	9.63	35.4	1.15	1.69	1.28	1.56	2
13.84	9.49 (j)	17.1	1.15	1.49	1.31	1.33	8

8.83	(14.60)	8.5	1.90	1.81	1.92	1.79	4	(d)
10.34	26.98	9.8	1.89	1.22	2.00	1.11	6
8.26	(42.89)	7.6	1.85	1.79	1.98	1.66	8
14.67	8.82	12.9	1.85	1.04	1.98	0.91	2
13.84	8.96 (j)	11.2	1.85	0.96	2.00	0.81	8

8.83	(14.27)	73.7	1.20	2.50	1.22	2.48	4	(d)
10.30	27.83	87.7	1.19	1.92	1.30	1.81	6
8.22	(42.55)	72.2	1.15	2.51	1.28	2.38	8
14.65	9.61	137.5	1.15	1.74	1.28	1.61	2
13.81	24.51 (j)	125.4	1.15	1.73	1.31	1.57	8
11.42	12.67	90.9	1.15	1.54	1.28	1.41	1

8.83	(14.52)	22.2	1.60	2.09	1.62	2.07	4	(d)
10.33	27.30	27.6	1.59	1.53	1.70	1.42	6
8.25	(42.72)	23.3	1.55	2.10	1.68	1.97	8
14.66	9.17	43.5	1.55	1.34	1.67	1.22	2
13.82	24.00 (j)	40.3	1.55	1.35	1.71	1.19	8
11.42	12.36	47.5	1.55	1.17	1.68	1.04	1

8.86	(14.23)	28.5	0.95	2.77	0.97	2.75	4	(d)
10.33	28.18	32.8	0.94	2.14	1.05	2.03	6
8.24	(42.38)	24.9	0.90	2.75	1.03	2.62	8
14.70	9.93	42.7	0.90	1.99	1.03	1.86	2
13.85	24.72 (j)	33.2	0.90	1.95	1.06	1.79	8
11.46	13.02	19.1	0.83	1.86	0.96	1.73	1

8.82	(14.53)	3.1	1.52	2.13	1.54	2.11	4	(d)
10.32	27.49	4.2	1.51	1.57	1.62	1.46	6
8.24	(42.69)	3.0	1.47	2.17	1.60	2.04	8
14.67	9.28	4.1	1.47	1.37	1.60	1.24	2
13.84	24.19 (j)	3.1	1.47	1.37	1.63	1.21	8
11.45	12.44	1.9	1.47	1.23	1.60	1.10	1

8.83	(14.36)	5.2	1.32	2.44	1.34	2.42	4	(d)
10.31	27.75	5.0	1.31	1.76	1.42	1.65	6
8.23	(42.59)	3.8	1.27	2.36	1.40	2.23	8
14.67	9.55	6.0	1.27	1.50	1.40	1.37	2
13.85	24.45 (j)	3.2	1.27	1.61	1.43	1.45	8
11.45	12.66	1.8	1.27	1.41	1.40	1.28	1

8.87	(14.30)	1.4	1.02	2.70	1.04	2.68	4	(d)
10.35	28.03	1.6	1.01	2.09	1.12	1.98	6
8.26	(42.34)	1.1	0.97	2.68	1.10	2.55	8
14.71	9.86	2.0	0.97	1.91	1.10	1.78	2
13.86	24.81 (j)	1.7	0.97	1.91	1.13	1.75	8
11.45	12.88	1.3	0.97	1.75	1.10	1.62	1

(g)	The 2005 portfolio turnover rate reflects the period from September 9, 2005 to December 31, 2005. Prior to September 9, 2005, the International Index Fund invested all of its assets in its corresponding Master Portfolio. The portfolio turnover rate of the Master Portfolio for the period January 1, 2005 through September 9, 2005 was 4%.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $13.84, $13.84, $13.81, $13.82, $13.85, $13.84, $13.85 and $13.86 for Class A, Class B, Legacy Class A, Legacy Class B, Institutional, Class R-1, Class R-2 and Class R-3, respectively, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $13.87, $13.87, $13.84, $13.85, $13.88, $13.87, $13.87 and $13.89, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 9.72%, 9.19%, 24.78%, 24.27%, 24.99%, 24.45%, 24.63% and 25.08%, respectively.

See accompanying notes to financial statements.	125

STATE FARM MUTUAL FUND TRUST EQUITY AND BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (f)	$7.24	$0.04	$(0.25)	$(0.21)	$(0.04)	$—	$(0.04)
Year ended 12/31/2009	6.33	0.14	0.90	1.04	(0.13)	—	(0.13)
Year ended 12/31/2008	9.33	0.26	(2.64)	(2.38)	(0.26)	(0.36)	(0.62)
Year ended 12/31/2007	10.00	0.30	(0.43)	(0.13)	(0.28)	(0.26)	(0.54)
Period ended 12/31/2006 (g)	9.99	0.21	0.60	0.81	(0.25)	(0.55)	(0.80)
Class B Shares
Six months ended 06/30/2010 (f)	7.25	0.02	(0.25)	(0.23)	(0.02)	—	(0.02)
Year ended 12/31/2009	6.34	0.09	0.91	1.00	(0.09)	—	(0.09)
Year ended 12/31/2008	9.33	0.21	(2.63)	(2.42)	(0.21)	(0.36)	(0.57)
Year ended 12/31/2007	10.00	0.21	(0.41)	(0.20)	(0.21)	(0.26)	(0.47)
Period ended 12/31/2006 (g)	9.99	0.15	0.61	0.76	(0.20)	(0.55)	(0.75)
Legacy Class A Shares
Six months ended 06/30/2010 (f)	7.30	0.04	(0.25)	(0.21)	(0.04)	—	(0.04)
Year ended 12/31/2009	6.38	0.13	0.92	1.05	(0.13)	—	(0.13)
Year ended 12/31/2008	9.39	0.25	(2.65)	(2.40)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	10.05	0.28	(0.40)	(0.12)	(0.28)	(0.26)	(0.54)
Year ended 12/31/2006	9.76	0.24	0.84	1.08	(0.24)	(0.55)	(0.79)
Year ended 12/31/2005	9.52	0.21	0.17	0.38	(0.14)	—	(0.14)
Legacy Class B Shares
Six months ended 06/30/2010 (f)	7.31	0.03	(0.25)	(0.22)	(0.03)	—	(0.03)
Year ended 12/31/2009	6.39	0.11	0.91	1.02	(0.10)	—	(0.10)
Year ended 12/31/2008	9.40	0.22	(2.65)	(2.43)	(0.22)	(0.36)	(0.58)
Year ended 12/31/2007	10.06	0.24	(0.40)	(0.16)	(0.24)	(0.26)	(0.50)
Year ended 12/31/2006	9.77	0.19	0.84	1.03	(0.19)	(0.55)	(0.74)
Year ended 12/31/2005	9.53	0.17	0.19	0.36	(0.12)	—	(0.12)
Institutional Shares
Six months ended 06/30/2010 (f)	7.24	0.05	(0.25)	(0.20)	(0.05)	—	(0.05)
Year ended 12/31/2009	6.33	0.15	0.90	1.05	(0.14)	—	(0.14)
Year ended 12/31/2008	9.33	0.28	(2.64)	(2.36)	(0.28)	(0.36)	(0.64)
Year ended 12/31/2007	10.00	0.31	(0.41)	(0.10)	(0.31)	(0.26)	(0.57)
Year ended 12/31/2006	9.71	0.27	0.83	1.10	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.47	0.25	0.15	0.40	(0.16)	—	(0.16)
Class R-1 Shares
Six months ended 06/30/2010 (f)	7.15	0.03	(0.24)	(0.21)	(0.03)	—	(0.03)
Year ended 12/31/2009	6.25	0.11	0.90	1.01	(0.11)	—	(0.11)
Year ended 12/31/2008	9.22	0.23	(2.61)	(2.38)	(0.23)	(0.36)	(0.59)
Year ended 12/31/2007	9.89	0.25	(0.41)	(0.16)	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	9.62	0.22	0.81	1.03	(0.21)	(0.55)	(0.76)
Year ended 12/31/2005	9.40	0.19	0.17	0.36	(0.14)	—	(0.14)
Class R-2 Shares
Six months ended 06/30/2010 (f)	7.17	0.04	(0.25)	(0.21)	(0.04)	—	(0.04)
Year ended 12/31/2009	6.26	0.13	0.90	1.03	(0.12)	—	(0.12)
Year ended 12/31/2008	9.24	0.24	(2.61)	(2.37)	(0.25)	(0.36)	(0.61)
Year ended 12/31/2007	9.90	0.33	(0.46)	(0.13)	(0.27)	(0.26)	(0.53)
Year ended 12/31/2006	9.63	0.23	0.82	1.05	(0.23)	(0.55)	(0.78)
Year ended 12/31/2005	9.40	0.20	0.17	0.37	(0.14)	—	(0.14)
Class R-3 Shares
Six months ended 06/30/2010 (f)	7.17	0.05	(0.24)	(0.19)	(0.05)	—	(0.05)
Year ended 12/31/2009	6.27	0.14	0.90	1.04	(0.14)	—	(0.14)
Year ended 12/31/2008	9.25	0.27	(2.62)	(2.35)	(0.27)	(0.36)	(0.63)
Year ended 12/31/2007	9.91	0.30	(0.40)	(0.10)	(0.30)	(0.26)	(0.56)
Year ended 12/31/2006	9.64	0.26	0.82	1.08	(0.26)	(0.55)	(0.81)
Year ended 12/31/2005	9.40	0.22	0.17	0.39	(0.15)	—	(0.15)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(c)	Determined on an annualized basis for periods that are less than a full year.

(d)	The expense ratios for the Institutional shares include the effect of the decreased voluntary expense reduction threshold (where applicable) and decreased shareholder services fees effective May 1, 2005.

(e)	Expense ratios relate to the Equity and Bond Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(f)	Unaudited.

(g)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

126	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b)	Net assets, end of period (millions)	Expenses (c) (d) (e)	Net investment income (loss) (c)	Expenses (c) (d) (e)	Net investment income (loss) (c)	Portfolio turnover rate

$6.99	(2.87)%	$25.3	0.25%	1.19%	0.39%	1.05%	0	%(c)
7.24	16.48	21.5	0.25	2.07	0.37	1.95	1
6.33	(25.61)	14.4	0.25	3.12	0.34	3.03	16
9.33	(1.35)	17.8	0.25	2.97	0.34	2.88	1
10.00	8.10	12.7	0.25	3.00	0.44	2.81	1

7.00	(3.17)	8.0	0.85	0.59	0.99	0.45	0	(c)
7.25	15.77	8.2	0.85	1.41	0.97	1.29	1
6.34	(25.99)	6.9	0.84	2.50	0.94	2.40	16
9.33	(2.06)	9.9	0.95	2.04	1.04	1.95	1
10.00	7.59	10.2	0.95	2.13	1.13	1.95	1

7.05	(2.86)	68.8	0.25	1.19	0.39	1.05	0	(c)
7.30	16.47	70.8	0.25	2.00	0.37	1.88	1
6.38	(25.57)	64.8	0.25	2.99	0.34	2.90	16
9.39	(1.27)	100.1	0.25	2.70	0.34	2.61	1
10.05	11.05	107.3	0.25	2.33	0.41	2.17	1
9.76	4.70	108.9	0.33	2.18	0.47	2.04	1

7.06	(3.06)	30.7	0.65	0.78	0.79	0.64	0	(c)
7.31	16.00	34.1	0.65	1.59	0.77	1.47	1
6.39	(25.87)	32.4	0.65	2.62	0.74	2.53	16
9.40	(1.66)	49.4	0.65	2.30	0.74	2.21	1
10.06	10.56	52.9	0.65	1.91	0.81	1.75	1
9.77	4.28	60.4	0.73	1.77	0.87	1.63	1

6.99	(2.76)	12.1	0.00	1.44	0.14	1.30	0	(c)
7.24	16.73	12.2	0.00	2.28	0.12	2.16	1
6.33	(25.40)	9.0	0.00	3.34	0.09	3.25	16
9.33	(1.12)	11.4	0.00	3.01	0.09	2.92	1
10.00	11.38	10.9	0.00	2.66	0.17	2.49	1
9.71	5.14	9.0	0.00	2.59	0.14	2.45	1

6.91	(2.94)	2.2	0.57	0.86	0.71	0.72	0	(c)
7.15	16.16	2.5	0.57	1.68	0.69	1.56	1
6.25	(25.86)	2.0	0.57	2.78	0.66	2.69	16
9.22	(1.67)	2.6	0.57	2.48	0.66	2.39	1
9.89	10.71	2.1	0.57	2.19	0.74	2.02	1
9.62	4.36	1.5	0.64	1.97	0.78	1.83	1

6.92	(2.96)	4.2	0.37	1.07	0.51	0.93	0	(c)
7.17	16.51	3.9	0.37	1.91	0.49	1.79	1
6.26	(25.75)	2.9	0.37	2.99	0.46	2.90	16
9.24	(1.37)	3.8	0.37	3.29	0.45	3.21	1
9.90	10.90	1.4	0.37	2.32	0.54	2.15	1
9.63	4.56	1.1	0.45	2.07	0.59	1.93	1

6.93	(2.68)	0.9	0.07	1.37	0.21	1.23	0	(c)
7.17	16.64	0.9	0.07	2.19	0.19	2.07	1
6.27	(25.46)	0.8	0.07	3.28	0.16	3.19	16
9.25	(1.10)	1.1	0.07	2.95	0.16	2.86	1
9.91	11.19	1.2	0.07	2.57	0.23	2.41	1
9.64	4.96	1.1	0.15	2.36	0.29	2.22	1

See accompanying notes to financial statements.	127

STATE FARM MUTUAL FUND TRUST BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (d)	$10.88	$0.19	$0.35	$0.54	$(0.19)	$—	$(0.19)
Year ended 12/31/2009	10.29	0.43	0.59	1.02	(0.43)	—	(0.43)
Year ended 12/31/2008	10.52	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.32	0.45	0.20	0.65	(0.45)	—	(0.45)
Period ended 12/31/2006 (e)	10.11	0.30	0.21	0.51	(0.30)	—	(0.30)
Class B Shares
Six months ended 06/30/2010 (d)	10.87	0.17	0.36	0.53	(0.17)	—	(0.17)
Year ended 12/31/2009	10.28	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.51	0.42	(0.23)	0.19	(0.42)	—	(0.42)
Year ended 12/31/2007	10.32	0.41	0.19	0.60	(0.41)	—	(0.41)
Period ended 12/31/2006 (e)	10.11	0.27	0.21	0.48	(0.27)	—	(0.27)
Legacy Class A Shares
Six months ended 06/30/2010 (d)	10.89	0.19	0.35	0.54	(0.19)	—	(0.19)
Year ended 12/31/2009	10.30	0.44	0.59	1.03	(0.44)	—	(0.44)
Year ended 12/31/2008	10.53	0.47	(0.23)	0.24	(0.47)	—	(0.47)
Year ended 12/31/2007	10.33	0.45	0.20	0.65	(0.45)	—	(0.45)
Year ended 12/31/2006	10.39	0.43	(0.06)	0.37	(0.43)	—	(0.43)
Year ended 12/31/2005	10.66	0.41	(0.27)	0.14	(0.41)	—	(0.41)
Legacy Class B Shares
Six months ended 06/30/2010 (d)	10.89	0.17	0.36	0.53	(0.17)	—	(0.17)
Year ended 12/31/2009	10.30	0.39	0.59	0.98	(0.39)	—	(0.39)
Year ended 12/31/2008	10.53	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.34	0.41	0.19	0.60	(0.41)	—	(0.41)
Year ended 12/31/2006	10.39	0.39	(0.05)	0.34	(0.39)	—	(0.39)
Year ended 12/31/2005	10.66	0.37	(0.27)	0.10	(0.37)	—	(0.37)
Institutional Shares
Six months ended 06/30/2010 (d)	10.87	0.20	0.36	0.56	(0.20)	—	(0.20)
Year ended 12/31/2009	10.29	0.46	0.58	1.04	(0.46)	—	(0.46)
Year ended 12/31/2008	10.51	0.49	(0.22)	0.27	(0.49)	—	(0.49)
Year ended 12/31/2007	10.32	0.48	0.19	0.67	(0.48)	—	(0.48)
Year ended 12/31/2006	10.38	0.46	(0.06)	0.40	(0.46)	—	(0.46)
Year ended 12/31/2005	10.64	0.44	(0.26)	0.18	(0.44)	—	(0.44)
Class R-1 Shares
Six months ended 06/30/2010 (d)	10.88	0.17	0.35	0.52	(0.17)	—	(0.17)
Year ended 12/31/2009	10.29	0.40	0.59	0.99	(0.40)	—	(0.40)
Year ended 12/31/2008	10.52	0.43	(0.23)	0.20	(0.43)	—	(0.43)
Year ended 12/31/2007	10.32	0.42	0.20	0.62	(0.42)	—	(0.42)
Year ended 12/31/2006	10.38	0.40	(0.06)	0.34	(0.40)	—	(0.40)
Year ended 12/31/2005	10.64	0.38	(0.26)	0.12	(0.38)	—	(0.38)
Class R-2 Shares
Six months ended 06/30/2010 (d)	10.87	0.18	0.35	0.53	(0.18)	—	(0.18)
Year ended 12/31/2009	10.28	0.42	0.59	1.01	(0.42)	—	(0.42)
Year ended 12/31/2008	10.51	0.45	(0.23)	0.22	(0.45)	—	(0.45)
Year ended 12/31/2007	10.32	0.44	0.19	0.63	(0.44)	—	(0.44)
Year ended 12/31/2006	10.37	0.42	(0.05)	0.37	(0.42)	—	(0.42)
Year ended 12/31/2005	10.65	0.40	(0.28)	0.12	(0.40)	—	(0.40)
Class R-3 Shares
Six months ended 06/30/2010 (d)	10.88	0.20	0.36	0.56	(0.20)	—	(0.20)
Year ended 12/31/2009	10.29	0.45	0.59	1.04	(0.45)	—	(0.45)
Year ended 12/31/2008	10.52	0.48	(0.23)	0.25	(0.48)	—	(0.48)
Year ended 12/31/2007	10.33	0.47	0.19	0.66	(0.47)	—	(0.47)
Year ended 12/31/2006	10.38	0.45	(0.05)	0.40	(0.45)	—	(0.45)
Year ended 12/31/2005	10.65	0.43	(0.27)	0.16	(0.43)	—	(0.43)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(d)	Unaudited.

(e)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

128	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b) (c)	Net investment income (loss) (b)	Expenses (b) (c)	Net investment income (loss) (b)	Portfolio turnover rate

$11.23	5.01%	$123.7	0.68%	3.48%	0.68%	3.48%	19	%(b)
10.88	10.12	84.6	0.69	4.01	0.69	4.01	11
10.29	2.30	38.5	0.70	4.49	0.70	4.49	6
10.52	6.50	23.1	0.70	4.40	0.70	4.40	16
10.32	5.06	12.3	0.69	4.25	0.69	4.25	16

11.23	4.90	9.2	1.08	3.09	1.08	3.09	19	(b)
10.87	9.69	8.2	1.09	3.66	1.09	3.66	11
10.28	1.89	6.6	1.10	4.09	1.10	4.09	6
10.51	5.98	6.0	1.10	3.99	1.10	3.99	16
10.32	4.78	5.4	1.09	3.84	1.09	3.84	16

11.24	5.01	126.5	0.68	3.49	0.68	3.49	19	(b)
10.89	10.12	120.8	0.69	4.08	0.69	4.08	11
10.30	2.30	114.0	0.70	4.48	0.70	4.48	6
10.53	6.50	118.2	0.70	4.39	0.70	4.39	16
10.33	3.68	120.9	0.69	4.20	0.69	4.20	16
10.39	1.32	138.0	0.70	3.89	0.73	3.86	11

11.25	4.89	51.4	1.08	3.09	1.08	3.09	19	(b)
10.89	9.68	51.9	1.09	3.68	1.09	3.68	11
10.30	1.90	50.7	1.10	4.08	1.10	4.08	6
10.53	5.97	53.0	1.10	3.99	1.10	3.99	16
10.34	3.37	53.8	1.09	3.80	1.09	3.80	16
10.39	0.93	55.8	1.10	3.49	1.13	3.46	11

11.23	5.24	119.1	0.43	3.74	0.43	3.74	19	(b)
10.87	10.30	105.7	0.44	4.30	0.44	4.30	11
10.29	2.66	74.8	0.45	4.72	0.45	4.72	6
10.51	6.66	98.8	0.45	4.64	0.45	4.64	16
10.32	3.94	89.7	0.44	4.46	0.44	4.46	16
10.38	1.76	81.4	0.37	4.22	0.40	4.19	11

11.23	4.84	3.7	1.00	3.17	1.00	3.17	19	(b)
10.88	9.77	4.5	1.01	3.75	1.01	3.75	11
10.29	1.98	3.9	1.02	4.18	1.02	4.18	6
10.52	6.16	2.6	1.02	4.08	1.02	4.08	16
10.32	3.35	2.2	1.01	3.89	1.01	3.89	16
10.38	1.12	1.7	1.02	3.58	1.05	3.55	11

11.22	4.95	6.2	0.80	3.37	0.80	3.37	19	(b)
10.87	10.00	4.9	0.81	3.94	0.81	3.94	11
10.28	2.18	3.7	0.82	4.37	0.82	4.37	6
10.51	6.27	3.2	0.82	4.28	0.82	4.28	16
10.32	3.66	2.3	0.81	4.09	0.81	4.09	16
10.37	1.12	1.6	0.82	3.78	0.85	3.75	11

11.24	5.20	1.7	0.50	3.67	0.50	3.67	19	(b)
10.88	10.32	1.2	0.51	4.27	0.51	4.27	11
10.29	2.49	1.3	0.52	4.66	0.52	4.66	6
10.52	6.59	1.3	0.52	4.57	0.52	4.57	16
10.33	3.97	1.2	0.51	4.39	0.51	4.39	16
10.38	1.51	1.1	0.52	4.08	0.55	4.05	11

See accompanying notes to financial statements.	129

STATE FARM MUTUAL FUND TRUST TAX ADVANTAGED BOND FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (c)	$11.13	$0.19	$0.07	$0.26	$(0.19)	$—	$(0.19)
Year ended 12/31/2009	10.51	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.83	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.89	0.43	(0.01)	0.42	(0.43)	(0.05)	(0.48)
Period ended 12/31/2006 (d)	10.79	0.29	0.11	0.40	(0.29)	(0.01)	(0.30)
Class B Shares
Six months ended 06/30/2010 (c)	11.13	0.17	0.06	0.23	(0.17)	—	(0.17)
Year ended 12/31/2009	10.50	0.37	0.66	1.03	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.82	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.89	0.38	(0.02)	0.36	(0.38)	(0.05)	(0.43)
Period ended 12/31/2006 (d)	10.79	0.26	0.11	0.37	(0.26)	(0.01)	(0.27)
Legacy Class A Shares
Six months ended 06/30/2010 (c)	11.11	0.19	0.07	0.26	(0.19)	—	(0.19)
Year ended 12/31/2009	10.49	0.41	0.65	1.06	(0.41)	(0.03)	(0.44)
Year ended 12/31/2008	10.81	0.42	(0.23)	0.19	(0.42)	(0.09)	(0.51)
Year ended 12/31/2007	10.87	0.42	(0.01)	0.41	(0.42)	(0.05)	(0.47)
Year ended 12/31/2006	10.96	0.43	(0.08)	0.35	(0.43)	(0.01)	(0.44)
Year ended 12/31/2005	11.13	0.43	(0.17)	0.26	(0.43)	—	(0.43)
Legacy Class B Shares
Six months ended 06/30/2010 (c)	11.11	0.17	0.07	0.24	(0.17)	—	(0.17)
Year ended 12/31/2009	10.49	0.37	0.65	1.02	(0.37)	(0.03)	(0.40)
Year ended 12/31/2008	10.81	0.38	(0.23)	0.15	(0.38)	(0.09)	(0.47)
Year ended 12/31/2007	10.87	0.38	(0.01)	0.37	(0.38)	(0.05)	(0.43)
Year ended 12/31/2006	10.96	0.39	(0.08)	0.31	(0.39)	(0.01)	(0.40)
Year ended 12/31/2005	11.13	0.38	(0.17)	0.21	(0.38)	—	(0.38)

(a)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charges.

(b)	Determined on an annualized basis for periods that are less than a full year.

(c)	Unaudited.

(d)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

130	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (a)	Net assets, end of period (millions)	Expenses (b)	Net investment income (loss) (b)	Expenses (b)	Net investment income (loss) (b)	Portfolio turnover rate

$11.20	2.37%	$133.7	0.68%	3.47%	0.68%	3.47%	2	%(b)
11.13	10.23	91.4	0.70	3.66	0.70	3.66	4
10.51	1.88	30.7	0.70	3.96	0.71	3.95	36
10.83	4.01	21.0	0.70	3.93	0.72	3.91	18
10.89	3.80	6.3	0.70	3.95	0.70	3.95	4

11.19	2.08	4.3	1.08	3.07	1.08	3.07	2	(b)
11.13	9.91	3.8	1.10	3.34	1.10	3.34	4
10.50	1.48	3.3	1.10	3.55	1.11	3.54	36
10.82	3.50	3.4	1.10	3.54	1.12	3.52	18
10.89	3.52	3.3	1.10	3.55	1.11	3.54	4

11.18	2.38	68.6	0.68	3.47	0.68	3.47	2	(b)
11.11	10.25	66.9	0.70	3.74	0.70	3.74	4
10.49	1.88	60.1	0.70	3.95	0.71	3.94	36
10.81	4.00	62.2	0.70	3.94	0.72	3.92	18
10.87	3.32	64.0	0.70	3.97	0.71	3.96	4
10.96	2.35	73.3	0.70	3.86	0.72	3.84	0

11.18	2.17	26.1	1.08	3.08	1.08	3.08	2	(b)
11.11	9.81	26.1	1.10	3.34	1.10	3.34	4
10.49	1.47	24.9	1.10	3.55	1.11	3.54	36
10.81	3.59	26.0	1.10	3.54	1.12	3.52	18
10.87	2.91	26.5	1.10	3.58	1.11	3.57	4
10.96	1.94	34.0	1.10	3.47	1.12	3.45	0

See accompanying notes to financial statements.	131

STATE FARM MUTUAL FUND TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

		Income from investment operations		Less distributions
	Net asset value, beginning of period	Net investment income (a)	Total from investment operations	Net investment income (a)	Total distributions
Class A Shares
Six months ended 06/30/2010 (g)	$1.00	$—	$—	$—	$—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Period ended 12/31/2006 (h)	1.00	0.03	0.03	(0.03)	(0.03)
Class B Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Period ended 12/31/2006 (h)	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class A Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Legacy Class B Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Institutional Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)
Class R-1 Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Class R-2 Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.02	0.02	(0.02)	(0.02)
Class R-3 Shares
Six months ended 06/30/2010 (g)	1.00	—	—	—	—
Year ended 12/31/2009	1.00	—	—	—	—
Year ended 12/31/2008	1.00	0.02	0.02	(0.02)	(0.02)
Year ended 12/31/2007	1.00	0.05	0.05	(0.05)	(0.05)
Year ended 12/31/2006	1.00	0.04	0.04	(0.04)	(0.04)
Year ended 12/31/2005	1.00	0.03	0.03	(0.03)	(0.03)

(a)	Net investment income and distributions represent less than $0.01 per share for Institutional and Class R-3 shares in 2010 and all classes in 2009.

(b)	Net investment income and Total return represent less than 0.005% per share for Institutional and Class R-3 shares in 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class B and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	The expense ratios for 2009 and 2010 include the effect of the voluntary fee waivers by SFIMC and VP Management Corp. described in Note 2 under Expense Reduction Agreements.

(g)	Unaudited.

(h)	For all the data, the period is from commencement of investment operations April 27, 2006.

132	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (b) (c)	Net assets, end of period (millions)	Expenses (d) (e) (f)	Net investment income (b) (d)	Expenses (d) (e)	Net investment income (d)

$1.00	0.00%	$87.9	0.15%	0.00%	0.59%	(0.44)%
1.00	0.04	80.8	0.29	0.04	0.61	(0.28)
1.00	2.02	72.1	0.60	1.89	0.61	1.88
1.00	4.67	38.1	0.60	4.50	0.64	4.46
1.00	3.23	19.5	0.60	4.62	0.60	4.62

1.00	0.00	3.2	0.14	0.00	0.99	(0.85)
1.00	0.01	3.3	0.32	0.01	1.01	(0.68)
1.00	1.62	3.2	1.00	1.57	1.01	1.56
1.00	4.25	2.6	1.00	4.17	1.03	4.14
1.00	2.91	2.5	1.00	4.22	1.02	4.20

1.00	0.00	79.0	0.14	0.00	0.59	(0.45)
1.00	0.04	88.8	0.30	0.04	0.61	(0.27)
1.00	2.02	96.3	0.60	1.96	0.61	1.95
1.00	4.67	74.3	0.60	4.57	0.63	4.54
1.00	4.50	75.2	0.60	4.38	0.63	4.35
1.00	2.64	80.5	0.60	2.62	0.71	2.51

1.00	0.00	9.5	0.14	0.00	0.99	(0.85)
1.00	0.01	10.7	0.32	0.01	1.01	(0.68)
1.00	1.62	9.9	1.00	1.52	1.01	1.51
1.00	4.26	5.0	1.00	4.16	1.03	4.13
1.00	4.08	4.1	1.00	3.93	1.03	3.90
1.00	2.22	6.4	1.00	2.22	1.11	2.11

1.00	0.00	36.1	0.14	0.00	0.44	(0.30)
1.00	0.06	38.4	0.28	0.06	0.46	(0.12)
1.00	2.17	32.9	0.45	2.07	0.46	2.06
1.00	4.82	19.3	0.45	4.70	0.48	4.67
1.00	4.65	12.9	0.45	4.57	0.48	4.54
1.00	2.89	11.2	0.37	2.85	0.48	2.74

1.00	0.00	6.2	0.14	0.00	0.91	(0.77)
1.00	0.02	7.0	0.32	0.02	0.93	(0.59)
1.00	1.70	6.1	0.92	1.63	0.93	1.62
1.00	4.33	4.1	0.92	4.25	0.95	4.22
1.00	4.16	4.3	0.92	4.11	0.94	4.09
1.00	2.32	2.7	0.92	2.42	1.04	2.30

1.00	0.00	14.1	0.15	0.00	0.71	(0.56)
1.00	0.03	13.4	0.31	0.03	0.73	(0.39)
1.00	1.90	12.5	0.72	1.85	0.73	1.84
1.00	4.54	8.3	0.72	4.44	0.76	4.40
1.00	4.37	3.8	0.72	4.34	0.74	4.32
1.00	2.51	2.5	0.72	2.51	0.83	2.40

1.00	0.00	2.4	0.15	0.00	0.51	(0.36)
1.00	0.05	1.9	0.28	0.05	0.53	(0.20)
1.00	2.10	1.7	0.52	2.06	0.53	2.05
1.00	4.75	1.5	0.52	4.65	0.55	4.62
1.00	4.57	1.3	0.52	4.49	0.55	4.46
1.00	2.72	1.2	0.52	2.72	0.63	2.61

See accompanying notes to financial statements.	133

STATE FARM MUTUAL FUND TRUST LIFEPATH RETIREMENT FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$10.77	$0.10	$(0.16)	$(0.06)	$(0.10)	$—	$(0.10)
Year ended 12/31/2009	9.42	0.25	1.39	1.64	(0.29)	—	(0.29)
Year ended 12/31/2008	11.44	0.32	(2.04)	(1.72)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.59	0.36	0.10	0.46	(0.35)	(0.26)	(0.61)
Period ended 12/31/2006 (i)	11.45	0.25	0.44	0.69	(0.45)	(0.10)	(0.55)
Class B Shares
Six months ended 06/30/2010 (h)	10.82	0.06	(0.16)	(0.10)	(0.06)	—	(0.06)
Year ended 12/31/2009	9.46	0.18	1.40	1.58	(0.22)	—	(0.22)
Year ended 12/31/2008	11.50	0.24	(2.05)	(1.81)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	11.62	0.28	0.11	0.39	(0.25)	(0.26)	(0.51)
Period ended 12/31/2006 (i)	11.45	0.19	0.44	0.63	(0.36)	(0.10)	(0.46)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	10.96	0.10	(0.16)	(0.06)	(0.10)	—	(0.10)
Year ended 12/31/2009	9.57	0.26	1.42	1.68	(0.29)	—	(0.29)
Year ended 12/31/2008	11.63	0.32	(2.08)	(1.76)	(0.25)	(0.05)	(0.30)
Year ended 12/31/2007	11.74	0.35	0.13	0.48	(0.33)	(0.26)	(0.59)
Year ended 12/31/2006	11.24	0.33	0.59	0.92	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.11	0.26	0.17	0.43	(0.27)	(0.03)	(0.30)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	10.99	0.08	(0.17)	(0.09)	(0.07)	—	(0.07)
Year ended 12/31/2009	9.60	0.20	1.44	1.64	(0.25)	—	(0.25)
Year ended 12/31/2008	11.65	0.27	(2.07)	(1.80)	(0.20)	(0.05)	(0.25)
Year ended 12/31/2007	11.74	0.30	0.12	0.42	(0.25)	(0.26)	(0.51)
Year ended 12/31/2006	11.24	0.29	0.59	0.88	(0.28)	(0.10)	(0.38)
Year ended 12/31/2005	11.10	0.21	0.17	0.38	(0.21)	(0.03)	(0.24)
Institutional Shares
Six months ended 06/30/2010 (h)	10.96	0.12	(0.17)	(0.05)	(0.11)	—	(0.11)
Year ended 12/31/2009	9.58	0.28	1.41	1.69	(0.31)	—	(0.31)
Year ended 12/31/2008	11.63	0.34	(2.07)	(1.73)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.77	0.38	0.12	0.50	(0.38)	(0.26)	(0.64)
Year ended 12/31/2006	11.27	0.36	0.59	0.95	(0.35)	(0.10)	(0.45)
Year ended 12/31/2005	11.13	0.29	0.17	0.46	(0.29)	(0.03)	(0.32)
Class R-1 Shares
Six months ended 06/30/2010 (h)	10.79	0.08	(0.16)	(0.08)	(0.08)	—	(0.08)
Year ended 12/31/2009	9.43	0.22	1.40	1.62	(0.26)	—	(0.26)
Year ended 12/31/2008	11.46	0.28	(2.05)	(1.77)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	11.58	0.31	0.12	0.43	(0.29)	(0.26)	(0.55)
Year ended 12/31/2006	11.13	0.29	0.58	0.87	(0.32)	(0.10)	(0.42)
Year ended 12/31/2005	11.08	0.22	0.17	0.39	(0.31)	(0.03)	(0.34)
Class R-2 Shares
Six months ended 06/30/2010 (h)	10.99	0.10	(0.17)	(0.07)	(0.09)	—	(0.09)
Year ended 12/31/2009	9.60	0.24	1.43	1.67	(0.28)	—	(0.28)
Year ended 12/31/2008	11.66	0.31	(2.08)	(1.77)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	11.78	0.35	0.11	0.46	(0.32)	(0.26)	(0.58)
Year ended 12/31/2006	11.24	0.32	0.58	0.90	(0.26)	(0.10)	(0.36)
Year ended 12/31/2005	11.09	0.25	0.17	0.42	(0.24)	(0.03)	(0.27)
Class R-3 Shares
Six months ended 06/30/2010 (h)	10.95	0.11	(0.16)	(0.05)	(0.11)	—	(0.11)
Year ended 12/31/2009	9.56	0.26	1.44	1.70	(0.31)	—	(0.31)
Year ended 12/31/2008	11.62	0.34	(2.08)	(1.74)	(0.27)	(0.05)	(0.32)
Year ended 12/31/2007	11.76	0.37	0.11	0.48	(0.36)	(0.26)	(0.62)
Year ended 12/31/2006	11.25	0.35	0.60	0.95	(0.34)	(0.10)	(0.44)
Year ended 12/31/2005	11.09	0.28	0.17	0.45	(0.26)	(0.03)	(0.29)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.27% and 2.73%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.61% and 2.39%, respectively, for the six months ended June 30, 2010.

134	See accompanying notes to financial statements.

		Ratios/supplemental data
		Average Net Asset ratios assuming expense reductions			Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$10.61	(0.59)%	$216.7	1.16%	1.88%	1.51%	1.53%	1%
10.77	17.62	191.3	1.21	2.72	1.65	2.28	6
9.42	(15.33)	41.9	1.20	2.97	1.54	2.63	11
11.44	3.96	37.5	1.22	3.08	1.56	2.74	6
11.59	6.20	13.2	1.21	3.35	1.68	2.88	10

10.66	(0.93)	8.5	1.86	1.16	2.21	0.81	1
10.82	16.86	8.2	1.91	1.95	2.38	1.48	6
9.46	(16.00)	1.4	1.90	2.26	2.24	1.92	11
11.50	3.32	1.3	1.92	2.34	2.26	2.00	6
11.62	5.64	0.5	1.92	2.42	2.39	1.95	10

10.80	(0.59)	250.5	1.16	1.84	1.51	1.49	1
10.96	17.61	261.1	1.21	2.72	1.66	2.27	6
9.57	(15.36)	69.3	1.20	2.89	1.54	2.55	11
11.63	4.03	100.5	1.21	2.91	1.55	2.57	6
11.74	8.30	113.5	1.22	2.89	1.70	2.41	10
11.24	3.86	101.2	1.26	2.30	1.63	1.93	11

10.83	(0.79)	43.6	1.56	1.44	1.91	1.09	1
10.99	17.22	46.0	1.61	2.21	2.05	1.77	6
9.60	(15.68)	8.2	1.60	2.50	1.94	2.16	11
11.65	3.59	11.2	1.62	2.51	1.95	2.18	6
11.74	7.90	12.0	1.62	2.48	2.10	2.00	10
11.24	3.44	11.1	1.66	1.91	2.03	1.54	11

10.80	(0.46)	54.2	0.91	2.11	1.26	1.76	1
10.96	17.90	53.1	0.96	2.94	1.38	2.52	6
9.58	(15.14)	11.2	0.95	3.16	1.29	2.82	11
11.63	4.20	13.9	0.97	3.21	1.30	2.88	6
11.77	8.59	11.0	0.97	3.15	1.45	2.67	10
11.27	4.19	8.6	0.93	2.64	1.30	2.27	11

10.63	(0.80)	5.1	1.48	1.47	1.82	1.13	1
10.79	17.34	6.5	1.53	2.42	2.00	1.95	6
9.43	(15.68)	1.5	1.52	2.60	1.86	2.26	11
11.46	3.65	1.8	1.54	2.64	1.88	2.30	6
11.58	7.95	1.4	1.54	2.56	2.02	2.08	10
11.13	3.55	0.9	1.58	1.96	1.95	1.59	11

10.83	(0.63)	14.6	1.28	1.77	1.63	1.42	1
10.99	17.55	12.1	1.33	2.53	1.76	2.10	6
9.60	(15.50)	2.0	1.32	2.82	1.66	2.48	11
11.66	3.89	1.7	1.34	2.88	1.67	2.55	6
11.78	8.16	0.9	1.34	2.78	1.82	2.30	10
11.24	3.80	0.7	1.38	2.16	1.75	1.79	11

10.79	(0.50)	1.2	0.98	2.02	1.33	1.67	1
10.95	17.87	1.1	1.02	2.76	1.42	2.36	6
9.56	(15.20)	0.1	1.02	3.14	1.36	2.80	11
11.62	4.08	0.1	1.04	3.11	1.38	2.77	6
11.76	8.57	0.1	1.04	3.01	1.52	2.53	10
11.25	4.09	0.1	1.08	2.49	1.45	2.12	11

(g)	Amount represents the portfolio turnover rate of the Master Portfolio. For 2009, excludes in-kind contribution of portfolio securities received in a fund merger on November 20, 2009.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	135

STATE FARM MUTUAL FUND TRUST LIFEPATH 2020 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$11.81	$0.10	$(0.52)	$(0.42)	$—	$—	$—
Year ended 12/31/2009	9.85	0.24	1.95	2.19	(0.23)	—	(0.23)
Year ended 12/31/2008	13.65	0.29	(3.80)	(3.51)	(0.24)	(0.05)	(0.29)
Year ended 12/31/2007	13.98	0.34	0.07	0.41	(0.28)	(0.46)	(0.74)
Period ended 12/31/2006 (i)	13.43	0.26	0.76	1.02	(0.28)	(0.19)	(0.47)
Class B Shares
Six months ended 06/30/2010 (h)	11.75	0.06	(0.51)	(0.45)	—	—	—
Year ended 12/31/2009	9.82	0.17	1.92	2.09	(0.16)	—	(0.16)
Year ended 12/31/2008	13.60	0.21	(3.77)	(3.56)	(0.17)	(0.05)	(0.22)
Year ended 12/31/2007	13.94	0.23	0.09	0.32	(0.20)	(0.46)	(0.66)
Period ended 12/31/2006 (i)	13.43	0.18	0.77	0.95	(0.25)	(0.19)	(0.44)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	11.75	0.10	(0.51)	(0.41)	—	—	—
Year ended 12/31/2009	9.80	0.24	1.93	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.56	0.29	(3.77)	(3.48)	(0.23)	(0.05)	(0.28)
Year ended 12/31/2007	13.88	0.30	0.10	0.40	(0.26)	(0.46)	(0.72)
Year ended 12/31/2006	12.70	0.28	1.33	1.61	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.24	0.20	0.54	0.74	(0.18)	(0.10)	(0.28)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	11.74	0.07	(0.51)	(0.44)	—	—	—
Year ended 12/31/2009	9.79	0.19	1.94	2.13	(0.18)	—	(0.18)
Year ended 12/31/2008	13.54	0.24	(3.76)	(3.52)	(0.18)	(0.05)	(0.23)
Year ended 12/31/2007	13.85	0.25	0.10	0.35	(0.20)	(0.46)	(0.66)
Year ended 12/31/2006	12.68	0.22	1.33	1.55	(0.19)	(0.19)	(0.38)
Year ended 12/31/2005	12.22	0.15	0.55	0.70	(0.14)	(0.10)	(0.24)
Institutional Shares
Six months ended 06/30/2010 (h)	11.81	0.11	(0.51)	(0.40)	—	—	—
Year ended 12/31/2009	9.85	0.27	1.94	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.65	0.32	(3.81)	(3.49)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.97	0.35	0.09	0.44	(0.30)	(0.46)	(0.76)
Year ended 12/31/2006	12.79	0.32	1.32	1.64	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.31	0.24	0.55	0.79	(0.21)	(0.10)	(0.31)
Class R-1 Shares
Six months ended 06/30/2010 (h)	11.75	0.07	(0.50)	(0.43)	—	—	—
Year ended 12/31/2009	9.80	0.21	1.94	2.15	(0.20)	—	(0.20)
Year ended 12/31/2008	13.59	0.26	(3.79)	(3.53)	(0.21)	(0.05)	(0.26)
Year ended 12/31/2007	13.92	0.27	0.09	0.36	(0.23)	(0.46)	(0.69)
Year ended 12/31/2006	12.73	0.24	1.36	1.60	(0.22)	(0.19)	(0.41)
Year ended 12/31/2005	12.31	0.18	0.53	0.71	(0.19)	(0.10)	(0.29)
Class R-2 Shares
Six months ended 06/30/2010 (h)	11.77	0.09	(0.51)	(0.42)	—	—	—
Year ended 12/31/2009	9.82	0.23	1.94	2.17	(0.22)	—	(0.22)
Year ended 12/31/2008	13.60	0.28	(3.79)	(3.51)	(0.22)	(0.05)	(0.27)
Year ended 12/31/2007	13.94	0.31	0.08	0.39	(0.27)	(0.46)	(0.73)
Year ended 12/31/2006	12.77	0.28	1.32	1.60	(0.24)	(0.19)	(0.43)
Year ended 12/31/2005	12.32	0.19	0.54	0.73	(0.18)	(0.10)	(0.28)
Class R-3 Shares
Six months ended 06/30/2010 (h)	11.77	0.11	(0.52)	(0.41)	—	—	—
Year ended 12/31/2009	9.81	0.26	1.95	2.21	(0.25)	—	(0.25)
Year ended 12/31/2008	13.59	0.31	(3.78)	(3.47)	(0.26)	(0.05)	(0.31)
Year ended 12/31/2007	13.91	0.34	0.09	0.43	(0.29)	(0.46)	(0.75)
Year ended 12/31/2006	12.79	0.32	1.26	1.58	(0.27)	(0.19)	(0.46)
Year ended 12/31/2005	12.32	0.23	0.55	0.78	(0.21)	(0.10)	(0.31)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.23% and 2.54%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.58% and 2.19%, respectively, for the six months ended June 30, 2010.

136	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$11.39	(3.56)%	$335.5	1.12%	1.69%	1.47%	1.34%	0%
11.81	22.25	297.0	1.13	2.30	1.48	1.95	6
9.85	(25.75)	182.9	1.13	2.42	1.47	2.08	13
13.65	2.94	191.9	1.14	2.34	1.47	2.01	7
13.98	7.59	61.4	1.15	2.85	1.46	2.54	16

11.30	(3.83)	18.3	1.82	0.96	2.17	0.61	0
11.75	21.31	17.2	1.83	1.59	2.18	1.24	6
9.82	(26.24)	11.6	1.83	1.73	2.17	1.39	13
13.60	2.30	11.7	1.84	1.58	2.17	1.25	7
13.94	7.03	4.9	1.85	2.01	2.17	1.69	16

11.34	(3.49)	320.5	1.12	1.64	1.47	1.29	0
11.75	22.17	334.4	1.13	2.25	1.48	1.90	6
9.80	(25.69)	290.5	1.13	2.34	1.47	2.00	13
13.56	2.87	437.4	1.14	2.13	1.47	1.80	7
13.88	12.63	431.3	1.15	2.07	1.48	1.74	16
12.70	6.02	313.5	1.22	1.63	1.56	1.29	17

11.30	(3.75)	69.8	1.52	1.23	1.87	0.88	0
11.74	21.76	74.0	1.53	1.86	1.88	1.51	6
9.79	(26.02)	65.4	1.53	1.94	1.87	1.60	13
13.54	2.54	95.8	1.54	1.74	1.87	1.41	7
13.85	12.17	92.7	1.55	1.65	1.88	1.32	16
12.68	5.67	70.9	1.62	1.22	1.96	0.88	17

11.41	(3.39)	97.3	0.87	1.92	1.22	1.57	0
11.81	22.47	91.1	0.88	2.53	1.23	2.18	6
9.85	(25.56)	61.3	0.88	2.61	1.22	2.27	13
13.65	3.06	82.0	0.89	2.43	1.22	2.10	7
13.97	12.81 (j)	63.3	0.90	2.35	1.23	2.02	16
12.79	6.41 (k)	38.8	0.91	1.94	1.24	1.61	17

11.32	(3.66)	10.6	1.44	1.26	1.79	0.91	0
11.75	21.90	12.3	1.45	1.97	1.80	1.62	6
9.80	(25.98)	8.5	1.45	2.13	1.79	1.79	13
13.59	2.55	7.9	1.46	1.86	1.79	1.53	7
13.92	12.52	5.3	1.47	1.82	1.80	1.49	16
12.73	5.71	3.0	1.54	1.51	1.88	1.17	17

11.35	(3.57)	22.5	1.24	1.60	1.60	1.24	0
11.77	22.12	16.5	1.25	2.18	1.60	1.83	6
9.82	(25.81)	9.6	1.25	2.27	1.59	1.93	13
13.60	2.75	10.6	1.26	2.16	1.59	1.83	7
13.94	12.49	5.0	1.27	2.04	1.60	1.71	16
12.77	5.94	1.6	1.35	1.52	1.67	1.20	17

11.36	(3.48)	3.0	0.94	1.84	1.29	1.49	0
11.77	22.48	2.8	0.95	2.45	1.30	2.10	6
9.81	(25.57)	1.8	0.95	2.56	1.29	2.22	13
13.59	3.07	2.3	0.96	2.35	1.29	2.02	7
13.91	12.34	1.9	0.97	2.39	1.30	2.06	16
12.79	6.29	0.9	1.05	1.82	1.37	1.50	17

(g)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2010.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $13.97 and $12.79, respectively, as of December 31, 2006 and December 31, 2005, (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and December 30, 2005, respectively). For shareholder purchases and redemptions on December 29, 2006 and December 30, 2005, the net asset value was $13.98 and $12.80, respectively, which caused the total return for the year ended December 31, 2006 to be equivalent to 12.80%.

(k)	Based upon net asset value of $12.79 as of December 31, 2005 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 30, 2005). For shareholder purchases and redemptions on December 30, 2005, the net asset value was $12.80, which caused the total return for the year ended December 31, 2005 to be equivalent to 6.49%.

See accompanying notes to financial statements.	137

STATE FARM MUTUAL FUND TRUST LIFEPATH 2030 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$11.95	$0.09	$(0.78)	$(0.69)	$—	$—	$—
Year ended 12/31/2009	9.70	0.22	2.24	2.46	(0.21)	—	(0.21)
Year ended 12/31/2008	14.49	0.26	(4.80)	(4.54)	(0.21)	(0.04)	(0.25)
Year ended 12/31/2007	14.91	0.29	0.05	0.34	(0.24)	(0.52)	(0.76)
Period ended 12/31/2006 (i)	14.23	0.24	0.90	1.14	(0.23)	(0.23)	(0.46)
Class B Shares
Six months ended 06/30/2010 (h)	11.91	0.05	(0.77)	(0.72)	—	—	—
Year ended 12/31/2009	9.69	0.15	2.21	2.36	(0.14)	—	(0.14)
Year ended 12/31/2008	14.45	0.17	(4.76)	(4.59)	(0.13)	(0.04)	(0.17)
Year ended 12/31/2007	14.89	0.18	0.05	0.23	(0.15)	(0.52)	(0.67)
Period ended 12/31/2006 (i)	14.23	0.17	0.92	1.09	(0.20)	(0.23)	(0.43)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	11.94	0.09	(0.77)	(0.68)	—	—	—
Year ended 12/31/2009	9.69	0.21	2.24	2.45	(0.20)	—	(0.20)
Year ended 12/31/2008	14.45	0.25	(4.77)	(4.52)	(0.20)	(0.04)	(0.24)
Year ended 12/31/2007	14.86	0.26	0.06	0.32	(0.21)	(0.52)	(0.73)
Year ended 12/31/2006	13.32	0.23	1.73	1.96	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.70	0.17	0.74	0.91	(0.15)	(0.14)	(0.29)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	11.89	0.06	(0.76)	(0.70)	—	—	—
Year ended 12/31/2009	9.66	0.17	2.22	2.39	(0.16)	—	(0.16)
Year ended 12/31/2008	14.39	0.20	(4.74)	(4.54)	(0.15)	(0.04)	(0.19)
Year ended 12/31/2007	14.79	0.20	0.07	0.27	(0.15)	(0.52)	(0.67)
Year ended 12/31/2006	13.26	0.17	1.72	1.89	(0.13)	(0.23)	(0.36)
Year ended 12/31/2005	12.65	0.12	0.73	0.85	(0.10)	(0.14)	(0.24)
Institutional Shares
Six months ended 06/30/2010 (h)	11.99	0.10	(0.77)	(0.67)	—	—	—
Year ended 12/31/2009	9.73	0.25	2.24	2.49	(0.23)	—	(0.23)
Year ended 12/31/2008	14.52	0.28	(4.80)	(4.52)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.93	0.31	0.05	0.36	(0.25)	(0.52)	(0.77)
Year ended 12/31/2006	13.39	0.27	1.72	1.99	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.74	0.21	0.76	0.97	(0.18)	(0.14)	(0.32)
Class R-1 Shares
Six months ended 06/30/2010 (h)	11.88	0.07	(0.77)	(0.70)	—	—	—
Year ended 12/31/2009	9.66	0.19	2.20	2.39	(0.17)	—	(0.17)
Year ended 12/31/2008	14.42	0.22	(4.76)	(4.54)	(0.18)	(0.04)	(0.22)
Year ended 12/31/2007	14.85	0.23	0.05	0.28	(0.19)	(0.52)	(0.71)
Year ended 12/31/2006	13.33	0.19	1.72	1.91	(0.16)	(0.23)	(0.39)
Year ended 12/31/2005	12.74	0.15	0.72	0.87	(0.14)	(0.14)	(0.28)
Class R-2 Shares
Six months ended 06/30/2010 (h)	11.94	0.09	(0.79)	(0.70)	—	—	—
Year ended 12/31/2009	9.69	0.20	2.24	2.44	(0.19)	—	(0.19)
Year ended 12/31/2008	14.46	0.24	(4.78)	(4.54)	(0.19)	(0.04)	(0.23)
Year ended 12/31/2007	14.89	0.27	0.04	0.31	(0.22)	(0.52)	(0.74)
Year ended 12/31/2006	13.37	0.24	1.70	1.94	(0.19)	(0.23)	(0.42)
Year ended 12/31/2005	12.75	0.16	0.74	0.90	(0.14)	(0.14)	(0.28)
Class R-3 Shares
Six months ended 06/30/2010 (h)	11.98	0.10	(0.78)	(0.68)	—	—	—
Year ended 12/31/2009	9.71	0.24	2.25	2.49	(0.22)	—	(0.22)
Year ended 12/31/2008	14.49	0.28	(4.79)	(4.51)	(0.23)	(0.04)	(0.27)
Year ended 12/31/2007	14.90	0.30	0.05	0.35	(0.24)	(0.52)	(0.76)
Year ended 12/31/2006	13.37	0.28	1.70	1.98	(0.22)	(0.23)	(0.45)
Year ended 12/31/2005	12.75	0.19	0.74	0.93	(0.17)	(0.14)	(0.31)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.21% and 2.41%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 2.05%, respectively, for the six months ended June 30, 2010.

138	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$11.26	(5.77)%	$293.9	1.10%	1.53%	1.46%	1.17%	1%
11.95	25.31	263.6	1.11	2.10	1.47	1.74	7
9.70	(31.38)	159.9	1.12	2.07	1.46	1.73	13
14.49	2.28	164.9	1.14	1.91	1.47	1.58	7
14.91	8.02	51.2	1.15	2.56	1.46	2.25	22

11.19	(6.05)	20.8	1.80	0.80	2.16	0.44	1
11.91	24.33	20.4	1.81	1.40	2.16	1.05	7
9.69	(31.78)	13.0	1.82	1.37	2.16	1.03	13
14.45	1.58	13.4	1.84	1.15	2.17	0.82	7
14.89	7.64	5.1	1.85	1.78	2.16	1.47	22

11.26	(5.70)	223.8	1.10	1.46	1.46	1.10	1
11.94	25.26	238.7	1.11	2.06	1.47	1.70	7
9.69	(31.34)	196.0	1.12	1.97	1.46	1.63	13
14.45	2.19	306.2	1.14	1.68	1.47	1.35	7
14.86	14.69	292.9	1.15	1.63	1.48	1.30	22
13.32	7.11	192.3	1.21	1.32	1.57	0.96	24

11.19	(5.89)	53.8	1.50	1.06	1.86	0.70	1
11.89	24.69	58.7	1.51	1.66	1.87	1.30	7
9.66	(31.62)	49.3	1.52	1.57	1.86	1.23	13
14.39	1.86	76.7	1.54	1.28	1.87	0.95	7
14.79	14.27	73.5	1.55	1.22	1.88	0.89	22
13.26	6.72	52.7	1.61	0.91	1.97	0.55	24

11.32	(5.59)	92.8	0.85	1.74	1.21	1.38	1
11.99	25.55	92.1	0.86	2.34	1.22	1.98	7
9.73	(31.16)	62.2	0.87	2.25	1.21	1.91	13
14.52	2.46	86.3	0.89	1.98	1.22	1.65	7
14.93	14.87	64.1	0.90	1.92	1.23	1.59	22
13.39	7.57	36.1	0.90	1.63	1.26	1.27	24

11.18	(5.89)	13.0	1.42	1.12	1.78	0.76	1
11.88	24.77	13.9	1.43	1.77	1.79	1.41	7
9.66	(31.55)	8.2	1.44	1.75	1.78	1.41	13
14.42	1.90	8.3	1.46	1.49	1.79	1.16	7
14.85	14.31	4.7	1.47	1.36	1.80	1.03	22
13.33	6.81	2.5	1.53	1.12	1.88	0.77	24

11.24	(5.78)	19.0	1.22	1.43	1.59	1.06	1
11.94	25.09	14.8	1.23	1.96	1.59	1.60	7
9.69	(31.43)	10.3	1.24	1.90	1.58	1.56	13
14.46	2.11	11.8	1.26	1.76	1.59	1.43	7
14.89	14.51	4.9	1.27	1.66	1.60	1.33	22
13.37	7.06	1.3	1.33	1.21	1.68	0.86	24

11.30	(5.68)	2.7	0.92	1.74	1.28	1.38	1
11.98	25.67	2.2	0.93	2.30	1.29	1.94	7
9.71	(31.15)	1.2	0.94	2.29	1.28	1.95	13
14.49	2.40	1.2	0.96	1.91	1.29	1.58	7
14.90	14.79	1.0	0.97	1.93	1.30	1.60	22
13.37	7.25	0.4	1.03	1.51	1.39	1.15	24

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

See accompanying notes to financial statements.	139

STATE FARM MUTUAL FUND TRUST LIFEPATH 2040 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (h)	$12.08	$0.08	$(0.99)	$(0.91)	$—	$—	$—
Year ended 12/31/2009	9.62	0.20	2.45	2.65	(0.19)	—	(0.19)
Year ended 12/31/2008	15.28	0.22	(5.67)	(5.45)	(0.19)	(0.02)	(0.21)
Year ended 12/31/2007	15.82	0.26	(0.01)	0.25	(0.19)	(0.60)	(0.79)
Period ended 12/31/2006 (i)	14.97	0.24	1.03	1.27	(0.19)	(0.23)	(0.42)
Class B Shares
Six months ended 06/30/2010 (h)	12.04	0.04	(0.99)	(0.95)	—	—	—
Year ended 12/31/2009	9.60	0.13	2.43	2.56	(0.12)	—	(0.12)
Year ended 12/31/2008	15.24	0.13	(5.64)	(5.51)	(0.11)	(0.02)	(0.13)
Year ended 12/31/2007	15.81	0.13	0.01	0.14	(0.11)	(0.60)	(0.71)
Period ended 12/31/2006 (i)	14.97	0.17	1.06	1.23	(0.16)	(0.23)	(0.39)
Legacy Class A Shares
Six months ended 06/30/2010 (h)	12.09	0.08	(0.99)	(0.91)	—	—	—
Year ended 12/31/2009	9.62	0.19	2.46	2.65	(0.18)	—	(0.18)
Year ended 12/31/2008	15.27	0.21	(5.67)	(5.46)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.78	0.21	0.05	0.26	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.87	0.19	2.10	2.29	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.12	0.14	0.88	1.02	(0.11)	(0.16)	(0.27)
Legacy Class B Shares
Six months ended 06/30/2010 (h)	12.07	0.05	(0.98)	(0.93)	—	—	—
Year ended 12/31/2009	9.61	0.15	2.45	2.60	(0.14)	—	(0.14)
Year ended 12/31/2008	15.23	0.16	(5.64)	(5.48)	(0.12)	(0.02)	(0.14)
Year ended 12/31/2007	15.74	0.15	0.04	0.19	(0.10)	(0.60)	(0.70)
Year ended 12/31/2006	13.84	0.13	2.09	2.22	(0.09)	(0.23)	(0.32)
Year ended 12/31/2005	13.09	0.08	0.90	0.98	(0.07)	(0.16)	(0.23)
Institutional Shares
Six months ended 06/30/2010 (h)	12.15	0.10	(1.01)	(0.91)	—	—	—
Year ended 12/31/2009	9.66	0.23	2.47	2.70	(0.21)	—	(0.21)
Year ended 12/31/2008	15.34	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.85	0.26	0.04	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.94	0.24	2.08	2.32	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.18	0.90	1.08	(0.14)	(0.16)	(0.30)
Class R-1 Shares
Six months ended 06/30/2010 (h)	12.02	0.06	(0.98)	(0.92)	—	—	—
Year ended 12/31/2009	9.59	0.16	2.42	2.58	(0.15)	—	(0.15)
Year ended 12/31/2008	15.22	0.18	(5.64)	(5.46)	(0.15)	(0.02)	(0.17)
Year ended 12/31/2007	15.75	0.18	0.03	0.21	(0.14)	(0.60)	(0.74)
Year ended 12/31/2006	13.87	0.16	2.07	2.23	(0.12)	(0.23)	(0.35)
Year ended 12/31/2005	13.15	0.12	0.86	0.98	(0.10)	(0.16)	(0.26)
Class R-2 Shares
Six months ended 06/30/2010 (h)	12.08	0.08	(1.00)	(0.92)	—	—	—
Year ended 12/31/2009	9.62	0.19	2.45	2.64	(0.18)	—	(0.18)
Year ended 12/31/2008	15.28	0.21	(5.68)	(5.47)	(0.17)	(0.02)	(0.19)
Year ended 12/31/2007	15.81	0.22	0.02	0.24	(0.17)	(0.60)	(0.77)
Year ended 12/31/2006	13.92	0.21	2.06	2.27	(0.15)	(0.23)	(0.38)
Year ended 12/31/2005	13.16	0.12	0.89	1.01	(0.09)	(0.16)	(0.25)
Class R-3 Shares
Six months ended 06/30/2010 (h)	12.25	0.10	(1.02)	(0.92)	—	—	—
Year ended 12/31/2009	9.64	0.23	2.58	2.81	(0.20)	—	(0.20)
Year ended 12/31/2008	15.32	0.25	(5.70)	(5.45)	(0.21)	(0.02)	(0.23)
Year ended 12/31/2007	15.83	0.27	0.03	0.30	(0.21)	(0.60)	(0.81)
Year ended 12/31/2006	13.93	0.23	2.08	2.31	(0.18)	(0.23)	(0.41)
Year ended 12/31/2005	13.16	0.16	0.89	1.05	(0.12)	(0.16)	(0.28)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.19% and 2.26%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A, Class B, Legacy Class A and Legacy Class B shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	The expense ratios for the Institutional shares include the effect of the increased voluntary expense reduction threshold (where applicable) and increased shareholder services fees effective May 1, 2005.

(f)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.55% and 1.90%, respectively, for the six months ended June 30, 2010.

140	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d) (e)	Net investment income (loss) (b) (d)	Expenses (d) (e) (f)	Net investment income (loss) (d) (f)	Portfolio turnover rate (g)

$11.17	(7.53)%	$191.9	1.10%	1.38%	1.46%	1.02%	1%
12.08	27.49	180.5	1.11	1.92	1.47	1.56	6
9.62	(35.68)	112.0	1.13	1.74	1.47	1.40	14
15.28	1.57	122.9	1.15	1.58	1.48	1.25	8
15.82	8.47	34.6	1.16	2.36	1.47	2.05	29

11.09	(7.89)	20.4	1.80	0.64	2.16	0.28	1
12.04	26.66	20.7	1.81	1.22	2.17	0.86	6
9.60	(36.13)	12.9	1.83	1.05	2.17	0.71	14
15.24	0.85	13.7	1.85	0.81	2.18	0.48	8
15.81	8.18	4.8	1.86	1.64	2.17	1.33	29

11.18	(7.53)	156.8	1.10	1.31	1.46	0.95	1
12.09	27.55	170.8	1.11	1.88	1.48	1.51	6
9.62	(35.71)	133.4	1.13	1.64	1.47	1.30	14
15.27	1.60	216.5	1.14	1.29	1.48	0.95	8
15.78	16.46	199.9	1.16	1.28	1.50	0.94	29
13.87	7.71	116.9	1.21	1.04	1.62	0.63	38

11.14	(7.71)	39.2	1.50	0.90	1.86	0.54	1
12.07	27.03	43.8	1.51	1.47	1.88	1.10	6
9.61	(35.94)	35.1	1.53	1.25	1.87	0.91	14
15.23	1.20	55.5	1.54	0.89	1.88	0.55	8
15.74	16.01	51.8	1.56	0.87	1.90	0.53	29
13.84	7.41	34.1	1.61	0.63	2.02	0.22	38

11.24	(7.49)	100.9	0.85	1.61	1.21	1.25	1
12.15	27.92	98.9	0.86	2.17	1.22	1.81	6
9.66	(35.51)	62.9	0.88	1.94	1.22	1.60	14
15.34	1.87	84.4	0.89	1.61	1.23	1.27	8
15.85	16.64	58.5	0.91	1.60	1.25	1.26	29
13.94	8.15	25.5	0.90	1.34	1.31	0.93	38

11.10	(7.65)	10.0	1.42	0.93	1.78	0.57	1
12.02	26.90	11.7	1.43	1.57	1.79	1.21	6
9.59	(35.88)	7.4	1.45	1.40	1.79	1.06	14
15.22	1.28	8.3	1.46	1.07	1.80	0.73	8
15.75	16.05	4.9	1.48	1.04	1.82	0.70	29
13.87	7.43	2.1	1.52	0.90	1.94	0.48	38

11.16	(7.62)	16.7	1.22	1.31	1.59	0.94	1
12.08	27.43	13.5	1.23	1.84	1.59	1.48	6
9.62	(35.76)	8.5	1.25	1.62	1.59	1.28	14
15.28	1.48	9.6	1.27	1.32	1.60	0.99	8
15.81	16.30	5.1	1.28	1.35	1.61	1.02	29
13.92	7.65	1.6	1.33	0.88	1.74	0.47	38

11.33	(7.51)	2.0	0.92	1.60	1.29	1.23	1
12.25	29.18	1.9	0.92	2.14	1.29	1.77	6
9.64	(35.57)	0.9	0.95	1.94	1.30	1.59	14
15.32	1.79	0.9	0.97	1.65	1.30	1.32	8
15.83	16.53 (j)	0.5	0.98	1.55	1.32	1.21	29
13.93	7.96	0.2	1.03	1.20	1.44	0.79	38

(g)	Amount represents the portfolio turnover rate of the Master Portfolio.

(h)	Unaudited.

(i)	For all the data, except for the portfolio turnover rate which is for the entire year, the period is from commencement of investment operations April 27, 2006.

(j)	Based upon net asset value of $15.83 as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $15.84, which caused the total return for the year ended December 31, 2006 to be equivalent to 16.60%.

See accompanying notes to financial statements.	141

STATE FARM MUTUAL FUND TRUST LIFEPATH 2050 FUND

(For a share outstanding throughout each period)

		Income from investment operations			Less distributions
	Net asset value, beginning of period	Net investment income (loss) (a) (b)	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Net investment income	Net realized gain	Total distributions
Class A Shares
Six months ended 06/30/2010 (g)	$8.62	$0.06	$(0.84)	$(0.78)	$—	$—	$—
Year ended 12/31/2009	6.88	0.14	1.94	2.08	(0.11)	(0.23)	(0.34)
Period ended 12/31/2008 (h)	10.00	0.17	(3.20)	(3.03)	(0.06)	(0.03)	(0.09)
Class R-1 Shares
Six months ended 06/30/2010 (g)	8.64	0.04	(0.83)	(0.79)	—	—	—
Year ended 12/31/2009	6.90	0.11	1.95	2.06	(0.09)	(0.23)	(0.32)
Period ended 12/31/2008 (h)	10.00	0.11	(3.15)	(3.04)	(0.03)	(0.03)	(0.06)
Class R-2 Shares
Six months ended 06/30/2010 (g)	8.65	0.05	(0.84)	(0.79)	—	—	—
Year ended 12/31/2009	6.90	0.12	1.96	2.08	(0.10)	(0.23)	(0.33)
Period ended 12/31/2008 (h)	10.00	0.13	(3.16)	(3.03)	(0.04)	(0.03)	(0.07)

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Net amounts and ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio; indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; and applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, assuming applicable expense reductions, were 0.17% and 2.34%, respectively, for the six months ended June 30, 2010.

(c)	Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge for Class A shares. All other classes do not have a sales charge.

(d)	Determined on an annualized basis for periods that are less than a full year.

(e)	Ratios reflect the Fund’s proportionate share of income and expenses of the Master Portfolio and indirect proportionate share of the expenses of the Active Stock and CoreAlpha Bond Master Portfolios; but do not reflect otherwise applicable Expense Reduction Agreements described in Note 2. Expense and income ratios for the Master Portfolio, excluding any otherwise applicable expense reductions, were 0.57% and 1.94%, respectively, for the six months ended June 30, 2010.

(f)	Amount represents the portfolio turnover rate of the Master Portfolio and rounds to less than 1% for 2008.

(g)	Unaudited.

(h)	For all the data, except for the portfolio turnover rate which is the period from the commencement of investment operations June 30, 2008 for the LifePath 2050 Master Portfolio, the period is from commencement of investment operations July 10, 2008.

142	See accompanying notes to financial statements.

		Ratios/supplemental data
			Average Net Asset ratios assuming expense reductions		Average Net Asset ratios absent expense reductions
Net asset value, end of period	Total return (c)	Net assets, end of period (millions)	Expenses (b) (d)	Net investment income (loss) (b) (d)	Expenses (d) (e)	Net investment income (loss) (d) (e)	Portfolio turnover rate (f)

$7.84	(9.05)%	$27.0	1.12%	1.30%	1.78%	0.64%	3%
8.62	30.25	20.8	1.11	1.87	2.04	0.94	12
6.88	(30.38)	5.0	1.13	2.48	3.45	0.16	0

7.85	(9.14)	1.4	1.44	0.84	2.09	0.19	3
8.64	29.76	1.3	1.43	1.42	2.37	0.48	12
6.90	(30.40)	0.7	1.45	1.33	3.77	0.99	0

7.86	(9.13)	1.2	1.23	1.09	1.90	0.42	3
8.65	30.08	1.0	1.23	1.65	2.18	0.70	12
6.90	(30.34)	0.7	1.25	1.49	3.58	0.84	0

See accompanying notes to financial statements.	143

MASTER INVESTMENT PORTFOLIO

Portfolio Information

As of June 30, 2010

(Unaudited)

LIFEPATH RETIREMENT MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

Domestic Fixed Income	63%
Domestic Equity	26
Foreign Equity	11

LIFEPATH 2020 MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

Domestic Fixed Income	42%
Domestic Equity	40
Foreign Equity	18

LIFEPATH 2030 MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

Domestic Equity	50%
Domestic Fixed Income	26
Foreign Equity	24

LIFEPATH 2040 MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

Domestic Equity	58%
Foreign Equity	29
Domestic Fixed Income	13

LIFEPATH 2050 MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

Domestic Equity	66%
Foreign Equity	33
Domestic Fixed Income	1

ACTIVE STOCK MASTER PORTFOLIO

Sector Allocation	Percent of Long-Term Investments

Information Technology	17%
Financials	15
Health Care	14
Consumer Discretionary	13
Consumer Staples	11
Energy	10
Industrials	9
Materials	4
Telecommunication Services	4
Utilities	3

ACTIVE STOCK MASTER PORTFOLIO
Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	4%
Procter & Gamble Co.	3
JPMorgan Chase & Co.	3
Microsoft Corp.	3
AT&T, Inc.	2
Google, Inc. Class A	2
Wells Fargo & Co.	2
Wal-Mart Stores, Inc.	2
Hewlett-Packard Co.	2
Johnson & Johnson	2

COREALPHA BOND MASTER PORTFOLIO

Portfolio Composition	Percent of Long-Term Investments

U.S. Government Sponsored Agency Securities	45%
Corporate Bonds	30
Asset-Backed Securities	13
Non-Agency Mortgage-Backed Securities	10
Foreign Agency Obligations	1
Preferred Securities	1

COREALPHA BOND MASTER PORTFOLIO

Credit Quality Allocation[1]	Percent of Long-Term Investments

AAA/Aaa[2]	58%
AA/Aa	8
A	14
BBB/Baa	15
BB/Ba	4
B	1

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service.
[2]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment advisor.

144

MASTER INVESTMENT PORTFOLIO

Portfolio Information (continued)

As of June 30, 2010

(Unaudited)

S&P 500 STOCK MASTER PORTFOLIO

Sector Allocation	Percent of Long-Term Investments

Information Technology	19%
Financials	16
Health Care	12
Consumer Discretionary	11
Energy	11
Consumer Staples	11
Industrials	10
Utilities	4
Materials	3
Telecommunication Services	3

S&P 500 STOCK MASTER PORTFOLIO

Ten Largest Holdings	Percent of Long-Term Investments

Exxon Mobil Corp.	3%
Apple, Inc.	2
Microsoft Corp.	2
Procter & Gamble Co.	2
Johnson & Johnson	2
International Business Machines Corp.	2
General Electric Co.	2
JPMorgan Chase & Co.	2
Bank of America Corp.	2
AT&T, Inc.	2

For Master Portfolio compliance purposes, the Master Portfolios sector classifications refer to any one or more of the sector sub-classification used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for this report, which may combine sector sub-classifications for reporting ease.

145

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES

MASTER PORTFOLIOS – 72.1%
Active Stock Master Portfolio		$230,713,141
CoreAlpha Bond Master Portfolio		672,804,766

TOTAL MASTER PORTFOLIOS		903,517,907

EXCHANGE-TRADED FUNDS – 27.7%
iShares Barclays TIPS Bond Fund (a)	1,101,684	117,781,037
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	91,534	5,026,132
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	351,487	8,815,294
iShares MSCI Canada Index Fund (a) (b)	375,871	9,329,118
iShares MSCI EAFE Index Fund (a) (b)	1,712,079	79,628,794
iShares MSCI EAFE Small Cap Index Fund (a) (b)	273,404	8,891,098
iShares MSCI Emerging Markets Index Fund (a) (b)	822,113	30,681,257
iShares S&P MidCap 400 Index Fund (a) (b)	865,367	61,544,901
iShares S&P SmallCap 600 Index Fund (a) (b)	476,826	25,815,360

TOTAL EXCHANGE-TRADED FUNDS
(Cost – $332,751,373*)		347,512,991

	Shares	Value

MONEY MARKET FUNDS – 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (a) (c) (d)	68,377,694	$68,377,694
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (a) (c) (d)	15,831,475	15,831,475

TOTAL MONEY MARKET FUNDS
(Cost – $84,209,169*)		84,209,169

TOTAL AFFILIATED INVESTMENT COMPANIES – 106.5%		1,335,240,067

LIABILITIES IN EXCESS OF OTHER ASSETS – (6.5)%		(81,682,652)

NET ASSETS – 100.0%		$1,253,557,415

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$425,373,030

Gross unrealized appreciation	$18,025,989
Gross unrealized depreciation	(11,676,859)

Net unrealized appreciation	$6,349,130

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	88,781,172	—		(20,403,478)[1]	68,377,694	$68,377,694	$—	$129,905
BlackRock Cash Funds: Prime, SL Agency Shares	13,810,279	2,021,196	[1]	—	15,831,475	15,831,475	—	30,493
iShares Barclays TIPS Bond Fund	1,018,001	83,683		—	1,101,684	117,781,037	—	1,266,836
iShares Cohen & Steers Realty Majors Index Fund	137,046	—		(45,512)	91,534	5,026,132	(619,816)	105,072
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	431,794	—		(80,307)	351,487	8,815,294	(670,474)	309,372
iShares MSCI Canada Index Fund	352,758	23,113		—	375,871	9,329,118	—	67,836
iShares MSCI EAFE Index Fund	1,402,649	326,050		(16,620)	1,712,079	79,628,794	(54,195)	1,470,044
iShares MSCI EAFE Small Cap Index Fund	273,404	—		—	273,404	8,891,098	—	77,944
iShares MSCI Emerging Markets Index Fund	680,505	141,608		—	822,113	30,681,257	—	215,067
iShares S&P MidCap 400 Index Fund	776,111	92,775		(3,519)	865,367	61,544,901	12,659	321,813
iShares S&P SmallCap 600 Index Fund	452,660	26,513		(2,347)	476,826	25,815,360	14,888	120,784

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

146	See notes to financial statements.

LIFEPATH RETIREMENT MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$347,512,991	$—	$—	$347,512,991
Master Portfolios	—	903,517,907	—	903,517,907
Short-Term Securities:
Money Market Funds	84,209,169	—	—	84,209,169

Total	$431,722,160	$903,517,907	$—	$1,335,240,067

See notes to financial statements.	147

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES

MASTER PORTFOLIOS – 65.3%
Active Stock Master Portfolio		$583,865,340
CoreAlpha Bond Master Portfolio		707,977,103

TOTAL MASTER PORTFOLIOS		1,291,842,443

EXCHANGE-TRADED FUNDS – 34.4%
iShares Barclays TIPS Bond Fund (a)	1,099,980	117,598,862
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	630,045	34,595,771
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	1,824,698	45,763,426
iShares MSCI Canada Index Fund (a) (b)	1,029,926	25,562,763
iShares MSCI EAFE Index Fund (a) (b)	4,166,462	193,782,148
iShares MSCI EAFE Small Cap Index Fund (a) (b)	780,613	25,385,535
iShares MSCI Emerging Markets Index Fund (a) (b)	1,999,670	74,627,684
iShares S&P MidCap 400 Index Fund (a) (b)	1,594,376	113,392,021
iShares S&P SmallCap 600 Index Fund (a) (b)	896,632	48,543,657

TOTAL EXCHANGE-TRADED FUNDS
(Cost – $ 684,058,217*)		679,251,867

	Shares	Value

MONEY MARKET FUNDS – 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (a) (c) (d)	145,335,205	$145,335,205
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (a) (c) (d)	32,565,650	32,565,650

TOTAL MONEY MARKET FUNDS
(Cost – $177,900,855*)		177,900,855

TOTAL AFFILIATED INVESTMENT COMPANIES – 108.7%		2,148,995,165

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.7)%		(171,964,348)

NET ASSETS – 100.0%		$1,977,030,817

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$886,252,184

Gross unrealized appreciation	$18,338,386
Gross unrealized depreciation	(47,437,848)

Net unrealized depreciation	$(29,099,462)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	226,175,226	—	(80,840,021)[1]	145,335,205	$145,335,205	$—	$288,899
BlackRock Cash Funds: Prime, SL Agency Shares	35,603,666	—	(3,038,016)[1]	32,565,650	32,565,650	—	66,429
iShares Barclays TIPS Bond Fund	966,860	133,120	—	1,099,980	117,598,862	—	1,248,010
iShares Cohen & Steers Realty Majors Index Fund	601,886	51,599	(23,440)	630,045	34,595,771	(603,657)	591,698
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,834,145	241,950	(251,397)	1,824,698	45,763,426	(2,113,844)	1,575,146
iShares MSCI Canada Index Fund	815,491	214,435	—	1,029,926	25,562,763	—	175,825
iShares MSCI EAFE Index Fund	3,290,386	877,809	(1,733)	4,166,462	193,782,148	(17,114)	3,577,454
iShares MSCI EAFE Small Cap Index Fund	613,941	166,672	—	780,613	25,385,585	—	208,554
iShares MSCI Emerging Markets Index Fund	1,608,611	391,059	—	1,999,670	74,627,684	—	516,318
iShares S&P MidCap 400 Index Fund	1,446,958	147,418	—	1,594,376	113,392,021	—	600,533
iShares S&P SmallCap 600 Index Fund	860,207	36,425	—	896,632	48,543,657	—	227,667

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

148	See notes to financial statements.

LIFEPATH 2020 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$679,251,867	$—	$—	$679,251,867
Master Portfolios	—	1,291,842,443	—	1,291,842,443
Short-Term Securities:
Money Market Funds	177,900,855	—	—	177,900,855

Total	$857,152,722	$1,291,842,443	$—	$2,148,995,165

See notes to financial statements.	149

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES

MASTER PORTFOLIOS – 60.5%
Active Stock Master Portfolio		$601,293,463
CoreAlpha Bond Master Portfolio		354,972,438

TOTAL MASTER PORTFOLIOS		956,265,901

EXCHANGE-TRADED FUNDS – 39.0%
iShares Barclays TIPS Bond Fund (a)	530,636	56,730,295
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	750,679	41,219,784
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	2,197,326	55,108,936
iShares MSCI Canada Index Fund (a) (b)	1,006,603	24,983,886
iShares MSCI EAFE Index Fund (a) (b)	4,232,423	196,849,994
iShares MSCI EAFE Small Cap Index Fund (a)	771,433	25,087,001
iShares MSCI Emerging Markets Index Fund (a) (b)	2,016,981	75,273,731
iShares S&P MidCap 400 Index Fund (a)	1,372,363	97,602,457
iShares S&P SmallCap 600 Index Fund (a) (b)	796,188	43,105,618

TOTAL EXCHANGE – TRADED FUNDS
(Cost – $ 633,700,840*)		615,961,702

	Shares	Value

MONEY MARKET FUNDS – 17.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (a) (c) (d)	225,544,313	$225,544,313
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (a) (c) (d)	52,198,083	52,198,083

TOTAL MONEY MARKET FUNDS
(Cost – $ 277,742,396*)		277,742,396

TOTAL AFFILIATED INVESTMENT COMPANIES – 117.1%		1,849,969,999

LIABILITIES IN EXCESS OF OTHER ASSETS – (17.1)%		(270,529,387)

NET ASSETS – 100.0%		$1,579,440,612

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$941,161,051

Gross unrealized appreciation	$14,723,528
Gross unrealized depreciation	(62,180,481)

Net unrealized depreciation	$(47,456,953)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	217,065,536	8,478,777	[1]	.—	225,544,313	$225,544,313	$—	$286,141
BlackRock Cash Funds: Prime, SL Agency Shares	34,450,272	17,747,811	[1]	—	52,198,083	52,198,083	—	67,592
iShares Barclays TIPS Bond Fund	432,362	98,274		—	530,636	56,730,295	—	655,418
iShares Cohen & Steers Realty Majors Index Fund	736,816	35,088		(21,225)	750,679	41,219,784	(567,572)	701,806
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,218,125	269,005		(289,804)	2,197,326	55,108,936	(2,419,541)	1,894,397
iShares MSCI Canada Index Fund	822,796	183,807		—	1,006,603	24,983,886	—	181,669
iShares MSCI EAFE Index Fund	3,306,532	925,891		—	4,232,423	196,849,994	—	3,634,089
iShares MSCI EAFE Small Cap Index Fund	615,291	156,142		—	771,433	25,087,001	—	209,120
iShares MSCI Emerging Markets Index Fund	1,614,028	402,953		—	2,016,981	75,273,731	—	527,648
iShares S&P MidCap 400 Index Fund	1,306,771	65,592		—	1,372,363	97,602,457	—	535,423
iShares S&P SmallCap 600 Index Fund	773,189	22,999		—	796,188	43,105,618	—	203,755

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

150	See notes to financial statements.

LIFEPATH 2030 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$615,961,702	$—	$—	$615,961,702
Master Portfolios	—	956,265,901	—	956,265,901
Short-Term Securities:
Money Market Funds	277,742,396	—	—	277,742,396

Total	$893,704,098	$956,265,901	$—	$1,849,969,999

See notes to financial statements.	151

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES

MASTER PORTFOLIOS – 56.2%
Active Stock Master Portfolio		$533,939,723
CoreAlpha Bond Master Portfolio		138,076,376

TOTAL MASTER PORTFOLIOS		672,016,099

EXCHANGE-TRADED FUNDS – 43.0%
iShares Barclays TIPS Bond Fund (a)	140,224	14,991,348
iShares Cohen & Steers Realty Majors Index Fund (a) (b)	670,969	36,842,907
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a) (b)	2,189,998	54,925,150
iShares MSCI Canada Index Fund (a) (b)	917,609	22,775,055
iShares MSCI EAFE Index Fund (a) (b)	3,777,781	175,704,594
iShares MSCI EAFE Small Cap Index Fund (a) (b)	680,295	22,123,193
iShares MSCI Emerging Markets Index Fund (a)	1,804,392	67,339,910
iShares S&P MidCap 400 Index Fund (a) (b)	1,155,107	82,151,210
iShares S&P SmallCap 600 Index Fund (a) (b)	683,951	37,029,107

TOTAL EXCHANGE-TRADED FUNDS
(Cost – $540,792,754*)		513,882,474

	Shares	Value

MONEY MARKET FUNDS—14.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (a) (c) (d)	138,416,251	$138,416,251
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (a) (c) (d)	31,513,372	31,513,372

TOTAL MONEY MARKET FUNDS
(Cost – $169,929,623*)		169,929,623

TOTAL AFFILIATED INVESTMENT COMPANIES – 113.4%		1,355,828,196

LIABILITIES IN EXCESS OF OTHER ASSETS – (13.4)%		(160,679,116)

NET ASSETS – 100.0%		$1,195,149,080

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$741,133,957

Gross unrealized appreciation	$11,803,275
Gross unrealized depreciation	(69,125,135)

Net unrealized depreciation	$(57,321,860)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	199,984,725	—	(61,568,474)[1]	138,416,251	$138,416,251	$—	$254,907
BlackRock Cash Funds: Prime, SL Agency Shares	31,755,867	—	(242,495)[1]	31,513,372	31,513,372	—	60,327
iShares Barclays TIPS Bond Fund	118,873	31,751	(10,400)	140,224	14,991,348	(10,159)	95,523
iShares Cohen & Steers Realty Majors Index Fund	739,619	37,970	(106,620)	670,969	36,842,907	(3,241,847)	676,819
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	2,251,865	224,446	(286,313)	2,189,998	54,925,150	(2,390,395)	1,887,607
iShares MSCI Canada Index Fund	757,346	160,263	—	917,609	22,775,055	—	165,607
iShares MSCI EAFE Index Fund	3,044,063	737,538	(3,820)	3,777,781	175,704,594	(57,802)	3,243,720
iShares MSCI EAFE Small Cap Index Fund	558,635	121,660	—	680,295	22,123,193	—	192,244
iShares MSCI Emerging Markets Index Fund	1,492,236	312,156	—	1,804,392	67,339,910	—	472,035
iShares S&P MidCap 400 Index Fund	1,128,250	36,338	(9,481)	1,155,107	82,151,210	(10,592)	454,984
iShares S&P SmallCap 600 Index Fund	669,577	14,374	—	683,951	37,029,107	—	175,184

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

152	See notes to financial statements.

LIFEPATH 2040 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$513,882,474	$—	$—	$513,882,474
Master Portfolios	—	672,016,099	—	672,016,099
Short-Term Securities:
Money Market Funds	169,929,623	—	—	169,929,623

Total	$683,812,097	$672,016,099	$—	$1,355,828,196

See notes to financial statements.	153

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

AFFILIATED INVESTMENT COMPANIES

MASTER PORTFOLIOS – 51.9%
Active Stock Master Portfolio		$35,646,886
CoreAlpha Bond Master Portfolio		724,228

TOTAL MASTER PORTFOLIOS		36,371,114

EXCHANGE-TRADED FUNDS – 47.9%
iShares Cohen & Steers Realty Majors Index Fund (a)	47,536	2,610,202
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund (a)	155,904	3,910,072
iShares MSCI Canada Index Fund (a)	62,578	1,553,186
iShares MSCI EAFE Index Fund (a) (b)	252,054	11,723,032
iShares MSCI EAFE Small Cap Index Fund (a)	47,741	1,552,537
iShares MSCI Emerging Markets Index Fund (a)	122,045	4,554,719
iShares S&P MidCap 400 Index Fund (a) (b)	75,572	5,374,681
iShares S&P SmallCap 600 Index Fund (a) (b)	43,277	2,343,017

TOTAL EXCHANGE-TRADED FUNDS
(Cost – $34,023,885*)		33,621,446

	Shares	Value

MONEY MARKET FUNDS – 21.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (a) (c) (d)	12,426,977	$12,426,977
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (a) (c) (d)	2,852,825	2,852,825

TOTAL MONEY MARKET FUNDS
(Cost – $15,279,802*)		15,279,802

TOTAL AFFILIATED INVESTMENT COMPANIES – 121.6%		85,272,362

LIABILITIES IN EXCESS OF OTHER ASSETS – (21.6)%		(15,139,129)

NET ASSETS – 100.0%		$70,133,233

*	The cost and unrealized appreciation (depreciation) of investments (excluding investments in the underlying Master Portfolios) as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$50,023,260

Gross unrealized appreciation	$942,898
Gross unrealized depreciation	(2,064,910)

Net unrealized depreciation	$(1,122,012)

(a)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, (excluding investments in the underlying Master Portfolios), were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	8,389,466	4,037,511	[1]	—	12,426,977	$12,426,977	$—	$11,192
BlackRock Cash Funds: Prime, SL Agency Shares	1,300,980	1,551,845	[1]	—	2,852,825	2,852,825	—	2,551
iShares Cohen & Steers Realty Majors Index Fund	29,950	22,440		(4,854)	47,536	2,610,202	98,422	42,333
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	97,846	71,501		(13,443)	155,904	3,910,072	109,718	120,716
iShares MSCI Canada Index Fund	29,411	38,454		(5,287)	62,578	1,553,186	23,232	11,294
iShares MSCI EAFE Index Fund	122,044	135,409		(5,399)	252,054	11,723,032	4,316	207,957
iShares MSCI EAFE Small Cap Index Fund	23,107	24,634		—	47,741	1,552,537	—	13,045
iShares MSCI Emerging Markets Index Fund	58,964	64,812		(1,731)	122,045	4,554,719	11,598	31,032
iShares S&P MidCap 400 Index Fund	45,948	36,363		(6,739)	75,572	5,374,681	173,608	27,529
iShares S&P SmallCap 600 Index Fund	26,860	20,181		(3,764)	43,277	2,343,017	76,626	10,506

[1]	Represents net activity.

(b)	All or a portion of this security is on loan.
(c)	Represents the current yield as of report date.
(d)	All or a portion of this security was purchased with the cash collateral from securities loaned.

154	See notes to financial statements.

LIFEPATH 2050 MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Exchange Traded Funds	$33,621,446	$—	$—	$33,621,446
Master Portfolios	—	36,371,114	—	36,371,114
Short-Term Securities:
Money Market Funds	15,279,802	—	—	15,279,802

Total	$48,901,248	$36,371,114	$—	$85,272,362

See notes to financial statements.	155

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS

CONSUMER DISCRETIONARY – 13.1%

AUTO COMPONENTS – 0.3%
Autoliv, Inc. (a) (b)	237	$11,340
The Goodyear Tire & Rubber Co. (a)	114,740	1,140,516
Johnson Controls, Inc.	43,401	1,166,185
Lear Corp. (a) (b)	52,926	3,503,701
WABCO Holdings, Inc. (a)	3,497	110,086

		5,931,828

AUTOMOBILES – 0.0%
Thor Industries, Inc.	4,033	95,784

DIVERSIFIED CONSUMER SERVICES – 0.4%
Apollo Group, Inc., Class A (a) (b)	162,559	6,903,881
Corinthian Colleges, Inc. (a)	3,210	31,618
Regis Corp.	7,533	117,289

		7,052,788

HOTELS, RESTAURANTS & LEISURE – 1.3%
Carnival Corp.	89,128	2,695,231
International Game Technology	3,051	47,901
McDonald’s Corp.	235,023	15,480,965
Panera Bread Co., Class A (a)	839	63,168
Penn National Gaming, Inc. (a)	3,487	80,549
Starbucks Corp.	248,356	6,035,051
Starwood Hotels & Resorts Worldwide, Inc. (b)	709	29,374
Wendy’s/Arby’s Group, Inc.	373,270	1,493,080

		25,925,319

HOUSEHOLD DURABLES – 1.4%
Fortune Brands, Inc. (b)	128,256	5,025,070
Garmin Ltd. (b)	8,868	258,768
NVR, Inc. (a) (b)	20,198	13,230,296
Pulte Homes, Inc. (a)	767	6,351
Tupperware Brands Corp.	3,671	146,289
Whirlpool Corp.	109,218	9,591,525

		28,258,299

INTERNET & CATALOG RETAIL – 0.7%
Amazon.com, Inc. (a)	75,312	8,228,589
Liberty Media Corp. – Interactive Series A (a)	1,370	14,385
priceline.com, Inc. (a)	25,495	4,500,887

		12,743,861

LEISURE EQUIPMENT & PRODUCTS – 0.0%
Hasbro, Inc.	286	11,755
Mattel, Inc.	1,681	35,570

		47,325

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)

MEDIA – 2.8%
CBS Corp., Class B	1,357,436	$17,551,647
Cablevision Systems Corp.	2,761	66,292
Central European Media Enterprises Ltd. (a) (b)	2,550	50,745
Comcast Corp., Class A (b)	1,532,967	26,627,637
Dex One Corp. (a)	94,247	1,790,693
Discovery Communications, Inc. (a) (b)	6,344	226,544
DreamWorks Animation SKG, Inc. (a) (b)	1,129	32,233
Interactive Data Corp.	2,348	78,376
Madison Square Garden, Inc. (a)	8,200	161,294
News Corp., Class A	616,327	7,371,271
Scripps Networks Interactive, Inc., Class A (b)	5,135	207,146
SuperMedia, Inc. (a) (b)	42,770	782,263
The Walt Disney Co. (b)	27,729	873,464
The Washington Post Co., Class B	153	62,803

		55,882,408

MULTILINE RETAIL – 2.1%
Big Lots, Inc. (a)	2,856	91,649
Dollar Tree, Inc. (a) (b)	45,147	1,879,470
J.C. Penney Co., Inc.	1,332	28,611
Kohl’s Corp. (a) (b)	8,289	393,727
Saks, Inc. (a)	848	6,436
Sears Holdings Corp. (a) (b)	135,441	8,756,261
Wal-Mart Stores, Inc.	640,822	30,804,314

		41,960,468

SPECIALTY RETAIL – 2.8%
Abercrombie & Fitch Co., Class A	2,099	64,418
Aeropostale, Inc. (a)	15,015	430,030
AutoNation, Inc. (a) (b)	729	14,215
Best Buy Co., Inc.	599,954	20,314,442
Foot Locker, Inc.	39,555	499,184
GameStop Corp., Class A (a) (b)	106,573	2,002,507
The Gap, Inc. (b)	816,032	15,879,983
Guess?, Inc.	6,350	198,374
Lowe’s Cos., Inc.	2,042	41,698
Office Depot, Inc. (a) (b)	5,364	21,671
Penske Auto Group, Inc. (a) (b)	12,447	141,398
Signet Jewelers Ltd. (a)	2,080	57,200
Staples, Inc.	801,574	15,269,985
The TJX Cos., Inc.	33,410	1,401,549
Urban Outfitters, Inc. (a) (b)	1,298	44,638

		56,381,292

156	See notes to financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)

TEXTILES, APPAREL & LUXURY GOODS – 1.3%
NIKE, Inc., Class B (b)	379,722	$25,650,221
Polo Ralph Lauren Corp.	10,982	801,246
The Warnaco Group, Inc. (a)	848	30,647

		26,482,114

TOTAL CONSUMER DISCRETIONARY		260,761,486

CONSUMER STAPLES – 10.9%

BEVERAGES – 1.5%
Central European Distribution Corp. (a)	3,120	66,706
The Coca-Cola Co.	223,228	11,188,187
Coca-Cola Enterprises, Inc.	395,417	10,225,484
Dr Pepper Snapple Group, Inc. (b)	119,760	4,477,826
Hansen Natural Corp. (a)	86,969	3,401,358
Molson Coors Brewing Co., Class B	3,846	162,916
PepsiCo, Inc.	3,017	183,886

		29,706,363

FOOD & STAPLES RETAILING – 0.7%
CVS Caremark Corp.	91,597	2,685,624
Costco Wholesale Corp. (b)	133,935	7,343,656
The Kroger Co.	1,046	20,596
Sysco Corp. (b)	112,488	3,213,782
Whole Foods Market, Inc. (a)	3,003	108,168

		13,371,826

FOOD PRODUCTS – 2.1%
Bunge Ltd.	72,758	3,578,966
Dean Foods Co. (a) (b)	189,449	1,907,751
Flowers Foods, Inc.	1,664	40,652
The J.M. Smucker Co.	195,156	11,752,294
Pilgrim’s Pride Corp. (a)	84,298	553,838
Ralcorp Holdings, Inc. (a)	84,810	4,647,588
Tyson Foods, Inc., Class A (b)	1,187,996	19,471,255

		41,952,344

HOUSEHOLD PRODUCTS – 3.5%
Colgate-Palmolive Co.	248,228	19,550,437
The Clorox Co. (b)	227	14,110
The Procter & Gamble Co.	841,515	50,474,070

		70,038,617

PERSONAL PRODUCTS – 1.0%
Alberto-Culver Co.	1,014	27,469
Mead Johnson Nutrition Co.	403,011	20,198,911
NBTY, Inc. (a) (b)	669	22,753

		20,249,133

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER STAPLES (Cont.)

TOBACCO – 2.1%
Lorillard, Inc.	310,958	$22,382,757
Philip Morris International, Inc.	995	45,611
Reynolds American, Inc. (b)	358,470	18,683,456

		41,111,824

TOTAL CONSUMER STAPLES		216,430,107

ENERGY – 10.1%

ENERGY EQUIPMENT & SERVICES – 1.2%
Baker Hughes, Inc.	1,125	46,766
Cameron International Corp. (a)	976	31,739
Dresser-Rand Group, Inc. (a)	1,472	46,442
Exterran Holdings, Inc. (a)	1,165	30,069
Halliburton Co.	335	8,224
National Oilwell Varco, Inc.	63,403	2,096,737
Noble Corp. (a)	163,575	5,056,103
Oceaneering International, Inc. (a)	1,243	55,811
Pride International, Inc. (a)	1,256	28,059
Smith International, Inc.	413,697	15,575,692
Superior Energy Services, Inc. (a)	2,068	38,610
Transocean Ltd. (a)	23,793	1,102,330
Weatherford International Ltd. (a)	644	8,462

		24,125,044

OIL, GAS & CONSUMABLE FUELS – 8.9%
Alpha Natural Resources, Inc. (a)	108,591	3,677,977
Anadarko Petroleum Corp.	246,067	8,880,558
Apache Corp.	33,101	2,786,773
Arch Coal, Inc.	638	12,639
Chesapeake Energy Corp.	388,403	8,137,043
Chevron Corp. (b)	146,132	9,916,518
Concho Resources, Inc. (a)	243	13,445
ConocoPhillips	565,673	27,768,888
CONSOL Energy, Inc.	1,772	59,823
Continental Resources, Inc. /OK (a) (b)	9,672	431,565
Denbury Resources, Inc. (a)	1,519	22,238
EOG Resources, Inc.	801	78,794
Energy Partners Ltd. (a)	121,569	1,484,358
Exxon Mobil Corp.	1,406,134	80,248,066
Hess Corp.	101,565	5,112,782
Massey Energy Co.	4,007	109,591
Noble Energy, Inc. (b)	91,132	5,497,994
Plains Exploration & Production Co. (a)	158	3,256
Range Resources Corp.	15,582	625,617
Southwestern Energy Co. (a) (b)	214,476	8,287,353
Tesoro Corp. (b)	1,945	22,698

See notes to financial statements.	157

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

ENERGY (Cont.)

OIL, GAS & CONSUMABLE FUELS (Cont.)
Ultra Petroleum Corp. (a) (b)	56,313	$2,491,850
Valero Energy Corp.	163,902	2,946,958
Whiting Petroleum Corp. (a)	6,727	527,531
The Williams Cos., Inc.	372,178	6,803,414

		175,947,729

TOTAL ENERGY		200,072,773

FINANCIALS – 14.7%

CAPITAL MARKETS – 2.3%
Affiliated Managers Group, Inc. (a)	548	33,302
Ameriprise Financial, Inc. (b)	154,823	5,593,755
The Bank of New York Mellon Corp.	82,683	2,041,443
Eaton Vance Corp.	1,124	31,034
The Goldman Sachs Group, Inc.	129,080	16,944,332
Invesco Ltd.	518,659	8,729,031
Legg Mason, Inc.	234,954	6,585,761
Morgan Stanley	182,988	4,247,151
Northern Trust Corp.	1,863	87,002
State Street Corp.	12,585	425,625
TD Ameritrade Holding Corp. (a)	1,753	26,821
Waddell & Reed Financial, Inc.	379	8,292

		44,753,549

COMMERCIAL BANKS – 2.2%
BB&T Corp.	74,173	1,951,492
CapitalSource, Inc.	17,294	82,319
Commerce Bancshares, Inc. (b)	20,517	738,407
Marshall & Ilsley Corp.	3,411	24,491
Popular, Inc. (a)	48,102	128,913
Regions Financial Corp.	2,113	13,904
SVB Financial Group (a) (b)	46,048	1,898,559
SunTrust Banks, Inc.	96,733	2,253,879
U.S. Bancorp	10,718	239,547
Wells Fargo & Co.	1,429,432	36,593,459
Whitney Holding Corp.	7,716	71,373

		43,996,343

CONSUMER FINANCE – 0.6%
Capital One Financial Corp.	301,297	12,142,269
Discover Financial Services	4,245	59,345
SLM Corp. (a)	62,665	651,089
The Student Loan Corp.	147	3,540

		12,856,243

	Shares	Value

COMMON STOCKS (Cont.)

FINANCIALS (Cont.)

DIVERSIFIED FINANCIAL SERVICES – 6.0%
Bank of America Corp.	1,543,747	$22,183,644
CIT Group, Inc. (a)	108,541	3,675,198
CME Group, Inc.	39,020	10,986,081
Citigroup, Inc. (a) (b)	5,302,744	19,938,318
JPMorgan Chase & Co.	1,373,901	50,298,516
Moody’s Corp. (b)	890	17,729
The NASDAQ OMX Group, Inc. (a)	645,554	11,477,950

		118,577,436

INSURANCE – 3.0%
ACE Ltd.	417,868	21,511,845
Aon Corp.	6,836	253,752
Aflac, Inc.	965	41,177
Allied World Assurance Co. Holdings Ltd.	8,517	386,501
The Allstate Corp.	433,492	12,454,225
American National Insurance Co.	1,222	98,945
Arch Capital Group Ltd. (a)	231	17,210
Aspen Insurance Holdings Ltd.	49,337	1,220,597
Assurant, Inc.	25,309	878,222
Berkshire Hathaway, Inc., Class B (a)	70,128	5,588,500
Genworth Financial, Inc., Class A (a)	7,521	98,300
The Hanover Insurance Group, Inc.	3,184	138,504
Hartford Financial Services Group, Inc.	17,492	387,098
Loews Corp.	1,732	57,693
Markel Corp. (a)	89	30,260
MetLife, Inc.	344,573	13,011,077
Reinsurance Group of America, Inc.	12,538	573,112
Transatlantic Holdings, Inc.	2,040	97,838
Unum Group	77,358	1,678,669
White Mountains Insurance Group Ltd.	1,132	366,994

		58,890,519

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.4%
AvalonBay Communities, Inc.	32,126	2,999,605
Boston Properties, Inc.	455	32,460
Brandywine Realty Trust	4,504	48,418
Camden Property Trust	231	9,436
Corporate Office Properties Trust	750	28,320
Federal Realty Investment Trust	2,447	171,951
Health Care REIT, Inc. (b)	14,074	592,797
Potlatch Corp. (b)	1,192	42,590
ProLogis	2,492	25,244

158	See notes to financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

FINANCIALS (Cont.)

REAL ESTATE INVESTMENT TRUSTS (REITS) (Cont.)
Public Storage	15,068	$1,324,628
Rayonier, Inc.	872	38,385
Simon Property Group, Inc.	41,058	3,315,433
Taubman Centers, Inc.	903	33,980
The Macerich Co.	205	7,651

		8,670,898

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%
Forest City Enterprises, Inc., Class A (a) (b)	4,075	46,129
Jones Lang LaSalle, Inc.	519	34,067

		80,196

THRIFTS & MORTGAGE FINANCE – 0.2%
First Niagara Financial Group, Inc. (b)	9,943	124,586
Hudson City Bancorp, Inc. (b)	202,935	2,483,924
People’s United Financial, Inc.	4,650	62,775
Radian Group, Inc.	72,081	521,867

		3,193,152

TOTAL FINANCIALS		291,018,336

HEALTH CARE – 13.4%

BIOTECHNOLOGY – 2.3%
Alexion Pharmaceuticals, Inc. (a)	1,385	70,898
Amgen, Inc. (a)	95,596	5,028,350
Biogen Idec, Inc. (a) (b)	172,105	8,166,382
Celgene Corp. (a)	3,602	183,054
Cephalon, Inc. (a) (b)	246,860	14,009,305
Gilead Sciences, Inc. (a) (b)	568,765	19,497,264
Myriad Genetics, Inc. (a) (b)	3,111	46,509
United Therapeutics Corp. (a)	274	13,374

		47,015,136

HEALTH CARE EQUIPMENT & SUPPLIES – 2.8%
Alcon, Inc.	44,581	6,606,458
Baxter International, Inc.	64,126	2,606,081
CareFusion Corp. (a)	296,335	6,726,805
Covidien Plc	245,738	9,873,753
Hologic, Inc. (a)	1,673	23,305
Hospira, Inc. (a) (b)	136,727	7,854,966
Intuitive Surgical, Inc. (a) (b)	68,773	21,706,134
Medtronic, Inc.	968	35,109
ResMed, Inc. (a) (b)	427	25,966
Varian Medical Systems, Inc. (a) (b)	631	32,989

		55,491,566

	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)

HEALTH CARE PROVIDERS & SERVICES – 2.9%
Aetna, Inc.	728	$19,205
Brookdale Senior Living, Inc. (a)	3,298	49,470
Express Scripts, Inc. (a)	309,051	14,531,578
Medco Health Solutions, Inc. (a)	465,105	25,617,983
Omnicare, Inc.	31,920	756,504
UnitedHealth Group, Inc.	1,864	52,938
Universal Health Services, Inc.	439	16,748
WellPoint, Inc. (a)	326,950	15,997,663

		57,042,089

LIFE SCIENCES TOOLS & SERVICES – 0.3%
Bio-Rad Laboratories, Inc., Class A (a)	1,442	124,719
Life Technologies Corp. (a)	2,790	131,827
Thermo Fisher Scientific, Inc. (a)	107,107	5,253,598

		5,510,144

PHARMACEUTICALS – 5.1%
Allergan, Inc.	347,079	20,220,823
Bristol-Myers Squibb Co.	1,028,365	25,647,423
Johnson & Johnson	496,712	29,335,811
King Pharmaceuticals, Inc. (a) (b)	98,924	750,833
Medicis Pharmaceutical Corp., Class A (b)	68,124	1,490,553
Merck & Co., Inc. (b)	30,209	1,056,409
Mylan, Inc. (a) (b)	2,716	46,281
Pfizer, Inc.	1,602,263	22,848,270
Valeant Pharmaceuticals International (a) (b)	380	19,870

		101,416,273

TOTAL HEALTH CARE		266,475,208

INDUSTRIALS – 8.5%

AEROSPACE & DEFENSE – 2.7%
Alliant Techsystems, Inc. (a)	115,050	7,140,003
General Dynamics Corp. (b)	395,796	23,177,814
Goodrich Corp.	793	52,536
L-3 Communications Holdings, Inc. (b)	42,778	3,030,394
Northrop Grumman Corp. (b)	285,141	15,523,076
Precision Castparts Corp.	320	32,934
Raytheon Co.	83,557	4,043,323
Spirit Aerosystems Holdings, Inc., Class A (a)	5,402	102,962
United Technologies Corp.	3,798	246,528

		53,349,570

See notes to financial statements.	159

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

INDUSTRIALS (Cont.)

AIR FREIGHT & LOGISTICS – 0.5%
C.H. Robinson Worldwide, Inc. (b)	81,361	$4,528,553
FedEx Corp.	81,026	5,680,733
UTi Worldwide, Inc.	46,636	577,354

		10,786,640

AIRLINES – 0.0%
AMR Corp. (a)(b)	9,743	66,058
Continental Airlines, Inc., Class B (a)	1,632	35,904
Copa Holdings SA	1,459	64,517
Southwest Airlines Co.	14,403	160,017
UAL Corp. (a)	2,575	52,942

		379,438

BUILDING PRODUCTS – 0.0%
Armstrong World Industries, Inc. (a)	3,818	115,227
Masco Corp.	1,752	18,852

		134,079

COMMERCIAL SERVICES & SUPPLIES – 0.1%
Republic Services, Inc.	34,299	1,019,709
The Brink’s Co.	3,406	64,816

		1,084,525

CONSTRUCTION & ENGINEERING – 0.1%
Aecom Technology Corp. (a)	3,798	87,582
Foster Wheeler AG (a) (b)	1,243	26,178
URS Corp. (a) (b)	54,703	2,152,563

		2,266,323

ELECTRICAL EQUIPMENT – 0.1%
Cooper Industries Plc, Class A (b)	830	36,520
General Cable Corp. (a) (b)	38,318	1,021,175

		1,057,695

INDUSTRIAL CONGLOMERATES – 0.9%
3M Co.	5,238	413,750
Carlisle Cos., Inc.	825	29,807
General Electric Co.	1,235,762	17,819,688

		18,263,245

MACHINERY – 2.1%
AGCO Corp. (a) (b)	531,279	14,328,595
Bucyrus International, Inc.	2,201	104,437
Cummins, Inc. (b)	99,198	6,460,766

	Shares	Value

COMMON STOCKS (Cont.)

INDUSTRIALS (Cont.)

MACHINERY (Cont.)
Danaher Corp. (b)	187,872	$6,973,809
Deere & Co.	1,758	97,885
Eaton Corp.	2,284	149,465
Flowserve Corp. (b)	19,061	1,616,373
Gardner Denver, Inc. (b)	498	22,206
Graco, Inc.	1,344	37,887
Harsco Corp. (b)	99,030	2,327,205
Illinois Tool Works, Inc.	3,623	149,557
Ingersoll-Rand Plc (b)	171,167	5,903,550
Joy Global, Inc.	719	36,015
Navistar International Corp. (a) (b)	45,175	2,222,610
Oshkosh Corp. (a)	40,684	1,267,713
Pall Corp.	840	28,871
Snap-on, Inc.	1,570	64,229
Timken Co.	1,287	33,449
Toro Co.	555	27,261

		41,851,883

PROFESSIONAL SERVICES – 1.0%
Dun & Bradstreet Corp.	455	30,540
Manpower, Inc.	465,295	20,091,438

		20,121,978

ROAD & RAIL – 0.8%
Con-way, Inc.	663	19,903
Hertz Global Holdings, Inc. (a) (b)	3,390	32,069
Kansas City Southern (a) (b)	3,246	117,992
Landstar System, Inc.	985	38,405
Union Pacific Corp.	224,092	15,576,635
Werner Enterprises, Inc.	1,176	25,743

		15,810,747

TRADING COMPANIES & DISTRIBUTORS – 0.2%
W.W. Grainger, Inc. (b)	26,913	2,676,498
WESCO International, Inc. (a) (b)	17,253	580,908

		3,257,406

TOTAL INDUSTRIALS		168,363,529

INFORMATION TECHNOLOGY – 16.2%

COMMUNICATIONS EQUIPMENT – 1.8%
Brocade Communications Systems, Inc. (a)	783,913	4,044,991
Cisco Systems, Inc. (a)	1,056,979	22,524,223
CommScope, Inc. (a)	1,209	28,738
EchoStar Corp. (a)	4,892	93,339
F5 Networks, Inc. (a)	1,625	111,426
Harris Corp. (b)	182,764	7,612,121

160	See notes to financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

INFORMATION TECHNOLOGY (Cont.)

COMMUNICATIONS EQUIPMENT (Cont.)
Juniper Networks, Inc. (a)	2,871	$65,516
Motorola, Inc. (a)	308,849	2,013,695

		36,494,049

COMPUTERS & PERIPHERALS – 4.2%
Apple, Inc. (a)	116,163	29,218,480
Dell, Inc. (a) (b)	904,206	10,904,724
Hewlett-Packard Co.	690,699	29,893,453
International Business Machines Corp.	108,315	13,374,736
NCR Corp. (a)	1,450	17,574
Seagate Technology (a)	774	10,093

		83,419,060

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.8%
Agilent Technologies, Inc. (a)	48,537	1,379,907
Corning, Inc. (b)	789,073	12,743,529
FLIR Systems, Inc. (a)	1,887	54,893
Flextronics International Ltd. (a)	125,063	700,353
Itron, Inc. (a)	3,804	235,163
Jabil Circuit, Inc.	3,448	45,858

		15,159,703

INTERNET SOFTWARE & SERVICES – 2.6%
AOL, Inc. (a)	33,208	690,394
Akamai Technologies, Inc. (a)	201	8,155
eBay, Inc. (a)	779	15,276
Google, Inc., Class A (a)	93,441	41,576,573
Yahoo!, Inc. (a) (b)	624,393	8,635,355

		50,925,753

IT SERVICES – 1.5%
Accenture Plc, Class A	8,833	341,395
Alliance Data Systems Corp. (a) (b)	1,672	99,517
Automatic Data Processing, Inc.	5,030	202,508
Broadridge Financial Solutions, Inc.	13,123	249,993
Cognizant Technology Solutions Corp., Class A (a)	43,429	2,174,056
Computer Sciences Corp.	211,510	9,570,827
Convergys Corp. (a)	5,290	51,895
CoreLogic, Inc.	53,081	937,410
DST Systems, Inc.	1,934	69,895
Fidelity National Information Services, Inc.	2,974	79,763
Fiserv, Inc. (a)	9,832	448,929
Global Payments, Inc. (b)	12,817	468,333

	Shares	Value

COMMON STOCKS (Cont.)

INFORMATION TECHNOLOGY (Cont.)

IT SERVICES (Cont.)
Hewitt Associates, Inc., Class A (a)	1,704	$58,720
Lender Processing Services, Inc.	21,121	661,299
Mantech International Corp. (a)	18,032	767,622
MasterCard, Inc., Class A (b)	16,620	3,316,189
Paychex, Inc.	2,901	75,339
SAIC, Inc. (a) (b)	449,305	7,521,366
SRA International, Inc., Class A (a)	5,488	107,949
Total System Services, Inc.	5,104	69,414
Visa, Inc., Class A (b)	30,194	2,136,226
The Western Union Co.	9,148	136,397

		29,545,042

OFFICE ELECTRONICS – 0.2%
Xerox Corp.	439,342	3,532,310

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.5%
Altera Corp. (b)	4,434	110,007
Applied Materials, Inc.	350,015	4,207,180
Atmel Corp. (a)	9,302	44,650
Broadcom Corp., Class A (b)	359,966	11,868,079
Integrated Device Technology, Inc. (a) (b)	2,618	12,959
Intel Corp.	377,804	7,348,288
LSI Corp. (a)	118,543	545,298
Marvell Technology Group Ltd. (a)	75,087	1,183,371
NVIDIA Corp. (a)(b)	517,101	5,279,601
Silicon Laboratories, Inc. (a) (b)	2,693	109,228
Varian Semiconductor Equipment Associates, Inc. (a)	2,906	83,286

		30,791,947

SOFTWARE – 3.6%
Activision Blizzard, Inc.	1,347	14,130
Adobe Systems, Inc. (a)	38,537	1,018,533
Autodesk, Inc. (a)	33,885	825,439
Cadence Design Systems, Inc. (a) (b)	4,939	28,597
Citrix Systems, Inc. (a) (b)	19,496	823,316
Factset Research Systems, Inc.	264	17,685
Intuit, Inc. (a)	2,657	92,384
MICROS Systems, Inc. (a) (b)	12,249	390,376
McAfee, Inc. (a) (b)	634,708	19,498,230
Microsoft Corp.	2,135,726	49,143,055
Oracle Corp.	12,875	276,297
Synopsys, Inc. (a)	571	11,917

		72,139,959

TOTAL INFORMATION TECHNOLOGY		322,007,823

See notes to financial statements.	161

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

MATERIALS – 4.2%

CHEMICALS – 2.2%
Air Products & Chemicals, Inc.	2,483	$160,923
Airgas, Inc.	1,668	103,750
Ashland, Inc. (b)	309,195	14,352,832
CF Industries Holdings, Inc.	176,909	11,224,876
Celanese Corp.	6,004	149,560
Huntsman Corp.	9,513	82,478
Monsanto Co.	118,056	5,456,548
The Mosaic Co.	4,308	167,926
Praxair, Inc. (b)	154,152	11,714,010
The Scotts Miracle-Gro Co., Class A	1,220	54,180

		43,467,083

CONTAINERS & PACKAGING – 0.0%
Bemis Co., Inc. (b)	1,886	50,922
Crown Holdings, Inc. (a)	2,541	63,627
Sealed Air Corp.	2,145	42,299
Sonoco Products Co.	1,491	45,446

		202,294

METALS & MINING – 1.5%
Alcoa, Inc. (b)	1,640,606	16,504,496
Commercial Metals Co. (b)	5,484	72,499
Freeport-McMoRan Copper & Gold, Inc.	171,660	10,150,256
Newmont Mining Corp. (b)	48,159	2,973,337
Schnitzer Steel Industries, Inc.	716	28,067
United States Steel Corp. (b)	1,715	66,113

		29,794,768

PAPER & FOREST PRODUCTS – 0.5%
International Paper Co.	499	11,292
Louisiana-Pacific Corp. (a) (b)	3,900	26,091
MeadWestvaco Corp. (b)	466,146	10,348,441

		10,385,824

TOTAL MATERIALS		83,849,969

TELECOMMUNICATION SERVICES – 3.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 3.8%
AT&T, Inc.	1,953,168	47,247,134
Qwest Communications International, Inc.	703,267	3,692,152
Verizon Communications, Inc.	866,316	24,274,174

		75,213,460

	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATION SERVICES (Cont.)

WIRELESS TELECOMMUNICATION SERVICES – 0.1%
NII Holdings, Inc. (a)	686	$22,309
Sprint Nextel Corp. (a)	252,468	1,070,464
United States Cellular Corp. (a)	14,261	586,840

		1,679,613

TOTAL TELECOMMUNICATION SERVICES		76,893,073

UTILITIES – 2.7%

ELECTRIC UTILITIES – 1.0%
Allegheny Energy, Inc.	22,839	472,310
American Electric Power Co., Inc.	159	5,136
Duke Energy Corp. (b)	50,648	810,368
Edison International	3,742	118,696
Entergy Corp.	176,247	12,622,810
FPL Group, Inc.	2,427	118,341
FirstEnergy Corp.	74,484	2,624,071
N.V. Energy, Inc.	2,333	27,553
Progress Energy, Inc.	6,254	245,282
Southern Co. (b)	64,005	2,130,086

		19,174,653

GAS UTILITIES – 0.6%
Atmos Energy Corp.	91,183	2,465,589
National Fuel Gas Co.	1,358	62,305
Oneok, Inc. (b)	238,632	10,320,834
Questar Corp.	539	24,519
UGI Corp.	1,253	31,876

		12,905,123

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.3%
The AES Corp. (a)	3,214	29,697
Constellation Energy Group, Inc. (b)	74,931	2,416,525
NRG Energy, Inc. (a)	196,608	4,170,056
RRI Energy, Inc. (a)	10,825	41,027

		6,657,305

MULTI-UTILITIES – 0.8%
Consolidated Edison, Inc.	9,639	415,441
Dominion Resources, Inc.	7,261	281,291
NiSource, Inc. (b)	64,869	940,600
Sempra Energy	282,445	13,215,602
Wisconsin Energy Corp.	1,766	89,607
Xcel Energy, Inc.	2,604	53,668

		14,996,209

162	See notes to financial statements.

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

WATER UTILITIES – 0.0%
American Water Works Co., Inc.	2,283	$47,030

TOTAL UTILITIES		53,780,320

TOTAL LONG-TERM INVESTMENTS
(Cost – $2,082,877,135) – 97.7%		1,939,652,624

SHORT-TERM SECURITIES

MONEY MARKET FUNDS – 13.5%
BlackRock Cash Funds: Institutional,
SL Agency Shares,
0.28% (c) (d) (e)	225,605,420	225,605,420
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (c) (d) (e)	43,370,160	43,370,160

		268,975,580

	Par (000)	Value

U.S. TREASURY OBLIGATIONS – 0.2%
U.S. Treasury Bill,
0.15%, 9/23/10 (f) (g)	$ 4,100	$4,098,471

TOTAL SHORT-TERM SECURITIES
(Cost – $273,074,404) – 13.7%		273,074,051

TOTAL INVESTMENTS
(Cost –$2,355,951,539*) –111.4%		2,212,726,675

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.4)%		(227,268,122)

NET ASSETS – 100.0%		$1,985,458,553

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,477,172,316

Gross unrealized depreciation	(264,445,641)

Net unrealized depreciation	$(264,445,641)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	214,125,678	11,479,742[1]	—	225,605,420	$225,605,420	$—	$289,747
BlackRock Cash Funds: Prime, SL Agency Shares	28,279,563	15,090,597[1]	—	43,370,160	43,370,160	—	58,377

[1]	Represents net activity.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	Rate shown is the yield to maturity as of the date of purchase.
(g)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

See notes to financial statements.	163

ACTIVE STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

1,124	S&P 500 Index	Chicago	September 2010	$57,694,920	$(1,083,609)

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,939,652,624	$ —	$—	$1,939,652,624
Short-Term Securities:
Money Market Funds	268,975,580	—	—	268,975,580
U.S. Government Obligations	—	4,098,471	—	4,098,471

Total	$2,208,628,204	$4,098,471	$—	$2,212,726,675

[1]	See above Schedule of Investments for values in each sector and industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1		Level 2	Level 3	Total
Assets:
Equity contracts		$(1,083,609)	$—	$—		$(1,083,609)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

164	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

ASSET-BACKED SECURITIES
ACE Securities Corp., Series 2005-AG1, Class A2D, 0.71%, 8/25/35 (a)	$6,626	$6,221,293
American General Mortgage Loan Trust, Series 2010-1A, Class A1, 5.15%, 3/25/58 (a) (b)	8,339	8,346,438
AmeriCredit Automobile Receivables Trust:
Series 2006-BG, Class A4, 5.21%, 9/06/13	4,818	4,940,365
Series 2006-RM, Class A2, 5.42%, 8/08/11	2,194	2,207,785
Series 2006-RM, Class A3, 5.53%, 1/06/14	7,500	7,706,193
Series 2007-AX, Class A4, 0.39%, 10/06/13 (a)	8,148	8,041,359
Series 2007-CM, Class A3A, 5.42%, 5/07/12	1,668	1,677,261
Americredit Prime Automobile Receivable, Series 2007-2M, Class A3, 5.22%, 6/08/12	3,745	3,770,718
Ameriquest Mortgage Securities, Inc.:
Series 2005-R11, Class A2C, 0.58%, 1/25/36 (a)	1,751	1,627,091
Series 2005-R6, Class A2, 0.55%, 8/25/35 (a)	1,213	1,143,579
Asset Backed Funding Corp. Certificates:
Series 2005-HE2, Class M1, 0.83%, 6/25/35 (a)	797	784,784
Series 2005-OPT1, Class A1SS, 0.59%, 7/25/35 (a)	1,702	1,606,010
Series 2006-OPT2, Class A3B, 0.46%, 10/25/36 (a)	1,971	1,926,638
Capital Auto Receivables Asset Trust, Series 2007-SN2, Class A4, 1.38%, 5/16/11 (a) (b) (c)	6,035	6,040,665
Capital One Auto Finance Trust:
Series 2006-A, Class A4, 0.36%, 12/15/12 (a)	2,761	2,747,102
Series 2006-B, Class A4, 0.36%, 7/15/13 (a)	5,964	5,948,508
Series 2006-C, Class A4, 0.38%, 5/15/13 (a)	1,009	1,002,194
Series 2007-A, Class A4, 0.37%, 11/15/13 (a)	1,563	1,549,548
Series 2007-B, Class A3A, 5.03%, 4/15/12	276	276,282

	Par (000)	Value

ASSET-BACKED SECURITIES (Cont.)
Series 2007-C, Class A3A, 5.13%, 4/16/12	$2,135	$2,160,004
Series 2007-C, Class A3B, 0.86%, 4/16/12 (a)	3,709	3,708,169
Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A1, 0.47%, 2/25/37 (a)	2,381	2,172,338
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-5, Class 1A4, 4.40%, 2/25/30	817	808,405
Citibank Credit Card Issuance Trust:
Series 2004-C1, Class C1, 1.00%, 7/15/13 (a)	1,100	1,087,919
Series 2006-C2, Class C2, 5.70%, 5/15/13	5,900	6,068,185
Countrywide Asset-Backed Certificates:
Series 2004-AB2, Class A3, 0.76%, 5/25/36 (a)	2,324	2,229,245
Series 2005-4, Class MV1, 0.81%, 10/25/35 (a)	7,336	7,086,620
Series 2006-15, Class A2, 5.68%, 10/25/46	3,800	3,608,681
Series 2006-20, Class 2A1, 0.40%, 4/25/47 (a)	437	432,156
Series 2006-22, Class 2A1, 0.40%, 5/25/47 (a)	154	149,508
Series 2006-25, Class 2A1, 0.42%, 6/25/47 (a)	2,552	2,437,611
Series 2007-10, Class 2A1, 0.40%, 6/25/47 (a)	2,518	2,350,066
Series 2007-4, Class A1B, 5.81%, 9/25/37	1,345	1,307,484
Series 2007-5, Class 2A1, 0.45%, 9/25/47 (a)	2,731	2,613,326
Series 2007-6, Class 2A1, 0.45%, 9/25/37 (a)	448	421,365
Series 2007-7, Class 2A1, 0.43%, 10/25/47 (a)	379	359,592
Series 2007-8, Class 2A1, 0.41%, 11/25/37 (a)	3,801	3,502,765
Credit-Based Asset Servicing & Securitization LLC, Series 2007-SP2, Class A1, 0.50%, 3/25/46 (a) (b)	2,643	2,570,110
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004 -FF10, Class A3,
0.89%, 9/25/34 (a)	396	366,454

See notes to financial statements.	165

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

ASSET-BACKED SECURITIES (Cont.)
GMAC Mortgage Corp. Loan Trust, Series 2006-HLTV, Class A3, 5.59%, 10/25/29	$1,252	$1,195,957
GMAC Mortgage Servicer Advance Funding Co. Ltd., Series 2010-1A, Class A, 4.25%, 1/15/22 (b)	1,700	1,700,000
GSAMP Trust:
Series 2005-SEA1, Class A, 0.69%, 1/25/35 (a) (b)	3,371	3,065,704
Series 2007-HE2, Class A2A, 0.38%, 3/25/47 (a)	1,981	1,781,816
GSRPM Mortgage Loan Trust, Series 2006-2, Class A1A, 0.49%, 9/25/36 (a) (b)	1,195	1,157,776
HSBC Home Equity Loan Trust, Series 2006-2, Class A1, 0.50%, 3/20/36 (a)	3,901	3,569,263
Home Equity Asset Trust:
Series 2006-1, Class 2A4, 0.68%, 4/25/36	3,600	2,870,683
Series 2006-4, Class 2A3, 0.52%, 8/25/36 (a)	4,822	3,931,430
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE1, Class A3,
0.54%, 5/25/35 (a)	2,968	2,529,171
Lehman XS Trust:
Series 2005-4, Class 1A2, 0.62%, 10/25/35 (a)	84	83,021
Series 2006-GP4, Class 3A1A, 0.42%, 8/25/46 (a)	1,286	1,259,484
MBNA Master Credit Card Trust, Series 2001-C, Class C, 7.10%, 9/15/13 (b)	4,300	4,442,858
MASTR Asset Backed Securities Trust:
Series 2006-AM1, Class A2, 0.48%, 1/25/36 (a)	696	675,092
Series 2007-HE1, Class A1, 0.43%, 5/25/37 (a)	2,285	2,181,478
Morgan Stanley Home Equity Loan Trust:
Series 2006-1, Class A2B, 0.55%, 12/25/35 (a)	1,633	1,549,827
Series 2006-2, Class A3, 0.52%, 2/25/36 (a)	2,555	2,370,920
Park Place Securities, Inc.:
Series 2004-MHQ1, Class M1, 1.05%, 12/25/34 (a)	6,268	6,113,579
Series 2005-WCW3, Class A2C, 0.73%, 8/25/35 (a)	8,100	7,045,834

	Par (000)	Value

ASSET-BACKED SECURITIES (Cont.)
Residential Asset Mortgage Products, Inc.:
Series 2006, Class A2, 0.54%, 2/25/36 (a)	$1,889	$1,519,521
Series 2007-RZ1, Class A1, 0.42%, 2/25/37 (a)	53	51,690
Residential Asset Securities Corp.:
Series 2005-KS12, Class A2, 0.60%, 1/25/36 (a)	3,557	3,349,883
Series 2006-EMX5, Class A2, 0.47%, 7/25/36 (a)	1,745	1,706,735
Series 2006-KS1, Class A3, 0.57%, 2/25/36 (a)	1,699	1,536,884
Series 2006-KS5, Class A2, 0.46%, 7/25/36 (a)	1,564	1,552,579
Series 2006-KS7, Class A2, 0.45%, 9/25/36 (a)	817	789,911
Series 2007-KS1, Class A1, 0.41%, 1/25/37 (a)	803	786,285
Series 2007-KS3, Class AI1, 0.46%, 4/25/37 (a)	3,356	3,270,284
Series 2007-KS4, Class A1, 0.45%, 5/25/37 (a)	784	758,641
SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, 0.40%, 10/25/36 (a)	1,719	1,679,060
Saxon Asset Securities Trust, Series 2005-4, Class A1A, 0.58%, 11/25/37 (a)	2,999	2,720,003
Securitized Asset Backed Receivables LLC Trust:
Series 2005-FR5, Class A1A, 0.64%, 8/25/35 (a)	2,324	2,236,041
Series 2006-OP1, Class A2C, 0.65%, 10/25/35 (a)	4,750	4,236,223
Soundview Home Equity Loan Trust:
Series 2005-OPT4, Class 2A3, 0.61%, 12/25/35 (a)	2,728	2,442,207
Series 2006-EQ1, Class A2, 0.46%, 10/25/36 (a)	1,832	1,749,512
Series 2007-OPT5, Class 2A1, 1.15%, 10/25/37 (a)	231	228,079
Structured Asset Investment Loan Trust:
Series 2005-1, Class A5, 0.70%, 2/25/35 (a) (b)	2,844	2,780,313
Series 2005-11, Class A6, 0.57%, 1/25/36 (a)	3,068	2,725,079
Series 2005-5, Class M1, 0.77%, 6/25/35 (a)	2,200	1,586,906

166	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

ASSET-BACKED SECURITIES (Cont.)
Structured Asset Securities Corp., Series 2007-MN1A, Class A2, 0.47%, 1/25/37 (a) (b)	$2,573	$2,474,105

TOTAL ASSET-BACKED SECURITIES – 10.7%		200,707,650

CORPORATE BONDS

AEROSPACE & DEFENSE – 0.5%
L-3 Communications Corp.:
5.88%, 1/15/15	3,639	3,593,513
Series B, 6.38%, 10/15/15	4,843	4,843,000

		8,436,513

AIR FREIGHT & LOGISTICS – 0.0%
FedEx Corp., 8.00%, 1/15/19	600	761,958

AUTOMOBILES – 0.1%
Daimler Finance North America LLC, 5.88%, 3/15/11	965	994,303
DaimlerChrysler North America Holding Corp.,
8.50%, 1/18/31	1,000	1,277,450

		2,271,753

BEVERAGES – 0.6%
Anheuser-Busch InBev Worldwide, Inc.,
5.38%, 1/15/20	6,400	6,896,595
Bottling Group LLC,
5.13%, 1/15/19	1,100	1,222,196
Diageo Finance BV,
3.25%, 1/15/15	2,000	2,057,104
Dr Pepper Snapple Group, Inc.,
2.35%, 12/21/12	1,000	1,011,573

		11,187,468

BIOTECHNOLOGY – 0.2%
Amgen, Inc.:
5.70%, 2/01/19	1,300	1,510,136
6.40%, 2/01/39	900	1,065,780
Genentech, Inc.,
4.75%, 7/15/15	625	691,521

		3,267,437

BUILDING PRODUCTS – 0.0%
CRH America, Inc.,
6.00%, 9/30/16	800	891,834

CAPITAL MARKETS – 1.3%
The Bear Stearns Cos., Inc.,
6.40%, 10/02/17	2,500	2,776,862

	Par (000)	Value

CORPORATE BONDS (Cont.)

CAPITAL MARKETS (Cont.)
The Bear Stearns Cos., Inc./JPMorgan Chase & Co.,
5.70%, 11/15/14	$3,600	$3,987,392
Credit Suisse First Boston USA, Inc.:
5.13%, 1/15/14 (d)	1,400	1,506,438
4.88%, 1/15/15	900	964,852
The Goldman Sachs Group, Inc.:
5.95%, 1/18/18	1,500	1,558,070
6.15%, 4/01/18	1,500	1,571,276
7.50%, 2/15/19	1,200	1,341,335
6.75%, 10/01/37	1,650	1,617,564
Merrill Lynch & Co., Inc.,
6.88%, 4/25/18	2,350	2,506,935
Morgan Stanley:
6.00%, 4/28/15	1,400	1,463,105
6.25%, 8/28/17 (d)	1,500	1,524,954
5.63%, 9/23/19	2,000	1,934,826
Series F, 5.95%, 12/28/17	850	860,761

		23,614,370

CHEMICALS – 0.1%
Yara International ASA,
7.88%, 6/11/19 (b)	1,900	2,273,897

COMMERCIAL BANKS – 2.5%
Abbey National Treasury Services Plc,
3.88%, 11/10/14 (b)	3,300	3,258,321
American Express Bank FSB,
5.55%, 10/17/12	1,800	1,934,845
Australia & New Zealand Banking Group Ltd.,
2.40%, 1/11/13 (b)	2,800	2,830,092
BNP Paribas/BNP Paribas LLC,
2.13%, 12/21/12	4,000	3,989,144
Credit Suisse New York,
5.30%, 8/13/19	2,400	2,544,134
Deutsche Bank AG/London,
2.38%, 1/11/13	3,500	3,518,634
Enterprise Products Operating LLC,
5.25%, 1/31/20	2,000	2,059,040
HSBC Bank USA NA,
5.88%, 11/01/34	1,700	1,668,560
HSBC Holdings Plc:
5.25%, 12/12/12	3,000	3,153,591
6.50%, 9/15/37	1,400	1,449,067
JPMorgan Chase Bank NA, Series BKNT,
6.00%, 10/01/17	800	871,170

See notes to financial statements.	167

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

CORPORATE BONDS (Cont.)

COMMERCIAL BANKS (Cont.)
Lloyds TSB Bank Plc,
4.38%, 1/12/15 (b)	$2,500	$2,408,648
Wachovia Bank NA,
6.00%, 11/15/17	8,500	9,262,220
Wells Fargo & Co.,
5.25%, 10/23/12	7,700	8,240,255

		47,187,721

COMMERCIAL SERVICES & SUPPLIES – 0.3%
Iron Mountain, Inc.:
8.00%, 6/15/20	1,375	1,395,625
8.38%, 8/15/21	1,955	1,994,100
R.R. Donnelley & Sons Co.,
8.60%, 8/15/16	2,200	2,410,144

		5,799,869

COMMUNICATIONS EQUIPMENT – 0.3%
Motorola, Inc.,
8.00%, 11/01/11	4,600	4,937,290

COMPUTERS & PERIPHERALS – 0.5%
International Business Machines Corp.,
7.63%, 10/15/18	2,050	2,635,792
Seagate HDD Cayman, 6.88%, 5/01/20 (b)	6,600	6,270,000
Seagate Technology HDD Holdings,
6.80%, 10/01/16	833	808,010

		9,713,802

CONSUMER FINANCE – 0.5%
American Express Co.,
8.13%, 5/20/19	4,800	5,959,651
Capital One Financial Corp.,
7.38%, 5/23/14	1,600	1,829,530
Ford Motor Credit Co. LLC,
7.00%, 4/15/15	2,500	2,472,925

		10,262,106

CONTAINERS & PACKAGING – 0.4%
Crown Americas LLC,
7.63%, 5/15/17 (b)	2,900	3,001,500
Crown Americas LLC and Crown Americas Capital Corp.:
7.63%, 11/15/13	500	513,750
7.75%, 11/15/15	700	726,250
Sealed Air Corp.:
7.88%, 6/15/17 (b)	840	878,039
6.88%, 7/15/33 (b)	2,000	1,849,502

		6,969,041

	Par (000)	Value

CORPORATE BONDS (Cont.)

DIVERSIFIED FINANCIAL SERVICES – 1.6%
Associates Corp. of North America,
6.95%, 11/01/18	$1,500	$1,535,460
Bank of America Corp.:
4.50%, 4/01/15	4,300	4,346,100
5.65%, 5/01/18	1,500	1,537,218
5.49%, 3/15/19	1,500	1,450,533
Citigroup, Inc.:
6.50%, 8/19/13	1,400	1,491,248
6.38%, 8/12/14	1,400	1,487,014
6.13%, 11/21/17	1,000	1,044,310
8.50%, 5/22/19	1,600	1,907,398
8.13%, 7/15/39	600	715,786
GE Capital Trust I,
6.38%, 11/15/67 (a)	2,000	1,860,000
General Electric Capital Corp.:
6.75%, 3/15/32	500	538,118
6.88%, 1/10/39	1,000	1,104,132
Series G,
6.00%, 8/07/19	4,700	5,088,084
Genworth Global Funding Trusts,
5.75%, 5/15/13	1,000	1,032,988
JPMorgan Chase & Co.,
4.75%, 5/01/13	3,100	3,307,099
SLM Corp.,
8.00%, 3/25/20	1,950	1,712,463

		30,157,951

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.0%
AT&T, Inc.,
4.95%, 1/15/13	1,500	1,628,217
BellSouth Corp.,
6.55%, 6/15/34	2,400	2,643,202
CenturyLink, Inc.,
6.15%, 9/15/19	100	97,912
France Telecom SA,
7.75%, 3/01/11	3,300	3,443,547
New Cingular Wireless Services, Inc.,
8.75%, 3/01/31	1,000	1,372,802
New Communications Holdings, Inc.:
7.88%, 4/15/15 (b)	900	906,750
8.25%, 4/15/17 (b)	1,500	1,505,625
Qwest Communications International, Inc.,
7.13%, 4/01/18 (b)	2,500	2,493,750
Qwest Corp.,
8.38%, 5/01/16	3,300	3,605,250
Telecom Italia Capital SA,
7.00%, 6/04/18	1,600	1,704,261
Telefonica Emisiones SAU,
5.86%, 2/04/13	3,600	3,872,704

168	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

CORPORATE BONDS (Cont.)

DIVERSIFIED TELECOMMUNICATION SERVICES (Cont.)
tw telecom holdings, Inc.,
8.00%, 3/01/18 (b)	$2,150	$2,193,000
Verizon Communications, Inc.:
8.75%, 11/01/18	2,000	2,599,946
8.95%, 3/01/39	500	708,288
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (b)	2,600	2,554,500
Windstream Corp.:
8.63%, 8/01/16	2,250	2,266,875
7.88%, 11/01/17	3,550	3,465,687

		37,062,316

ELECTRIC UTILITIES – 1.7%
Commonwealth Edison Co.:
4.70%, 4/15/15	1,000	1,084,563
5.88%, 2/01/33	3,500	3,809,585
Duke Energy Corp.,
5.05%, 9/15/19	2,000	2,132,648
Enel Finance International SA,
5.13%, 10/07/19 (b)	3,000	3,013,365
FirstEnergy Solutions Corp.,
6.05%, 8/15/21	1,200	1,223,933
MidAmerican Energy Holdings Co.,
5.75%, 4/01/18	6,550	7,327,498
Northern States Power Co,
5.25%, 7/15/35	2,500	2,583,555
Oncor Electric Delivery Co. LLC,
5.95%, 9/01/13	2,750	3,028,080
Pacific Gas & Electric Co.,
5.63%, 11/30/17	1,500	1,690,232
PacifiCorp,
5.50%, 1/15/19 (d)	1,300	1,464,373
Progress Energy, Inc.,
4.88%, 12/01/19	3,100	3,260,313
Southern Co.,
4.15%, 5/15/14	900	949,349

		31,567,494

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.1%
Arrow Electronics, Inc.,
6.00%, 4/01/20	1,000	1,033,397

FOOD & STAPLES RETAILING – 0.0%
The Kroger Co.,
6.90%, 4/15/38	400	484,449

FOOD PRODUCTS – 0.5%
General Mills, Inc.,
5.65%, 2/15/19	1,400	1,590,789

	Par (000)	Value

CORPORATE BONDS (Cont.)

FOOD PRODUCTS (Cont.)
Kellogg Co.:
5.13%, 12/03/12	$2,300	$2,498,331
4.45%, 5/30/16	100	109,246
Series B,
7.45%, 4/01/31	1,000	1,320,146
Kraft Foods, Inc.,
5.38%, 2/10/20	3,600	3,857,584

		9,376,096

GAS UTILITIES – 0.0%
Pacific Energy Partners LP/PAA Finance Corp.,
6.25%, 9/15/15	250	259,813

HEALTH CARE EQUIPMENT & SUPPLIES – 0.1%
Zimmer Holdings, Inc.,
4.63%, 11/30/19	1,450	1,522,693

HEALTH CARE PROVIDERS & SERVICES – 0.5%
AmerisourceBergen Corp.,
4.88%, 11/15/19	900	932,457
DaVita, Inc.:
6.63%, 3/15/13	1,765	1,767,206
7.25%, 3/15/15	3,510	3,510,000
Express Scripts, Inc.,
6.25%, 6/15/14	2,200	2,490,875

		8,700,538

HOTELS, RESTAURANTS & LEISURE – 0.8%
McDonald’s Corp.:
6.30%, 10/15/37	1,000	1,212,771
5.70%, 2/01/39 (d)	1,100	1,240,012
Wyndham Worldwide Corp.:
6.00%, 12/01/16	2,350	2,279,899
7.38%, 3/01/20	2,000	2,051,700
Yum! Brands, Inc.:
4.25%, 9/15/15	2,000	2,122,112
6.25%, 3/15/18	2,500	2,870,475
6.88%, 11/15/37	2,100	2,410,750

		14,187,719

INDUSTRIAL CONGLOMERATES – 0.2%
Tyco International Finance SA,
8.50%, 1/15/19 (d)	2,400	3,102,492

INSURANCE – 0.9%
Allstate Life Global Funding Trusts,
5.38%, 4/30/13	5,250	5,756,467
Marsh & McLennan Cos., Inc.:
5.75%, 9/15/15	400	427,827
9.25%, 4/15/19	2,300	2,902,860

See notes to financial statements.	169

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

CORPORATE BONDS (Cont.)

INSURANCE (Cont.)
Metropolitan Life Global Funding I,
2.50%, 1/11/13 (b)	$2,500	$2,528,348
Northwestern Mutual Life Insurance,
6.06%, 3/30/40 (b)	2,700	2,894,505
Prudential Financial, Inc.:
5.15%, 1/15/13	1,750	1,852,079
7.38%, 6/15/19	1,000	1,157,955

		17,520,041

LIFE SCIENCES TOOLS & SERVICES – 0.1%
Thermo Fisher Scientific, Inc.,
3.25%, 11/20/14	1,600	1,652,400

MACHINERY – 0.2%
Case New Holland, Inc.,
7.75%, 9/01/13	3,191	3,262,798

MEDIA – 2.5%
CBS Corp.,
8.88%, 5/15/19	3,500	4,403,413
CSC Holdings, Inc.,
7.63%, 7/15/18	4,400	4,449,500
Comcast Corp.,
5.70%, 5/15/18	7,050	7,749,698
DirecTV Holdings LLC,
5.20%, 3/15/20	5,600	5,836,393
DISH DBS Corp.:
6.38%, 10/01/11	500	516,250
7.13%, 2/01/16	3,000	3,007,500
DirecTV Holdings LLC / DirecTV Financing Co., Inc.:
7.63%, 5/15/16	4,800	5,214,000
5.88%, 10/01/19	1,500	1,638,579
News America, Inc.,
5.65%, 8/15/20 (d)	1,400	1,546,303
TCM Mobile LLC,
3.55%, 1/15/15 (b)	1,600	1,635,946
Time Warner, Inc.:
7.63%, 4/15/31	1,000	1,202,974
7.70%, 5/01/32	3,000	3,618,102
6.20%, 3/15/40	600	632,858
Viacom, Inc.:
4.38%, 9/15/14	1,300	1,381,727
5.63%, 9/15/19 (d)	800	876,356
6.88%, 4/30/36	2,700	3,056,584

		46,766,183

METALS & MINING – 0.9%
AngloGold Ashanti Holdings Plc,
5.38%, 4/15/20	900	913,735

	Par (000)	Value

CORPORATE BONDS (Cont.)

METALS & MINING (Cont.)
Barrick Australian Finance Pty Ltd.,
5.95%, 10/15/39	$400	$426,255
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/01/17	2,200	2,420,000
Rio Tinto Finance USA Ltd.,
9.00%, 5/01/19	5,300	6,955,025
Southern Copper Corp.:
5.38%, 4/16/20	1,000	1,002,325
6.75%, 4/16/40	900	889,630
Vale Overseas Ltd.:
6.88%, 11/21/36	1,000	1,042,511
6.88%, 11/10/39	2,100	2,193,866
Xstrata Canada Corp.,
6.20%, 6/15/35	1,000	967,464

		16,810,811

MULTI-UTILITIES – 0.4%
Dominion Resources, Inc.,
6.40%, 6/15/18	4,050	4,689,831
PSEG Power LLC,
6.95%, 6/01/12	2,300	2,512,775

		7,202,606

OIL, GAS & CONSUMABLE FUELS – 2.0%
Anadarko Petroleum Corp.,
6.20%, 3/15/40	1,300	1,028,535
ConocoPhillips Canada Funding Co. I,
5.63%, 10/15/16	500	580,798
EOG Resources, Inc.,
5.63%, 6/01/19	1,300	1,461,741
EnCana Corp.,
6.50%, 5/15/19	400	459,685
Energy Transfer Partners LP:
9.70%, 3/15/19	1,900	2,295,686
9.00%, 4/15/19 (d)	800	940,820
Enterprise Products Operating LLC:
7.50%, 2/01/11	3,600	3,708,410
5.75%, 3/01/35	1,500	1,413,353
LINN Energy LLC FIN Corp.,
8.63%, 4/15/20 (b)	3,200	3,276,000
Peabody Energy Corp.,
Series B, 6.88%, 3/15/13	755	760,663
Petrobras International Finance Co.:
5.75%, 1/20/20	3,000	3,021,144
6.88%, 1/20/40	1,270	1,280,392
Petronas Capital Ltd.,
5.25%, 8/12/19	2,200	2,313,929

170	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

CORPORATE BONDS (Cont.)

OIL, GAS & CONSUMABLE FUELS (Cont.)
Plains All American Pipeline LP/PAA Finance Corp.:
8.75%, 5/01/19 (d)	$600	$716,191
5.75%, 1/15/20	3,000	3,099,900
6.70%, 5/15/36	1,000	998,668
TransCanada PipeLines Ltd.:
6.50%, 8/15/18	6,250	7,321,181
7.13%, 1/15/19 (d)	800	972,429
7.63%, 1/15/39 (d)	600	766,511
Williams Partners LP,
3.80%, 2/15/15 (b)	800	805,194

		37,221,230

PAPER & FOREST PRODUCTS – 0.2%
International Paper Co.:
9.38%, 5/15/19	1,600	2,066,547
7.50%, 8/15/21	1,000	1,170,895

		3,237,442

PERSONAL PRODUCTS – 0.1%
Mead Johnson Nutrition Co.,
4.90%, 11/01/19 (b)	2,400	2,537,810

PHARMACEUTICALS – 0.1%
Pfizer, Inc.,
6.20%, 3/15/19	1,500	1,782,597

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.4%
Digital Realty Trust LP,
5.88%, 2/01/20 (b)	2,800	2,856,692
Simon Property Group LP:
6.75%, 5/15/14	2,200	2,472,624
5.65%, 2/01/20 (d)	2,800	2,965,359

		8,294,675

ROAD & RAIL – 0.3%
CSX Corp.,
5.75%, 3/15/13	2,600	2,841,597
Norfolk Southern Corp.,
5.75%, 1/15/16	1,100	1,247,964
Union Pacific Corp.,
6.13%, 2/15/20	1,300	1,508,388

		5,597,949

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 0.0%
L-3 Communications Corp.,
5.20%, 10/15/19	700	730,135

SOFTWARE – 0.1%
Oracle Corp.:
5.25%, 1/15/16	1,500	1,702,095
5.75%, 4/15/18	550	636,721

		2,338,816

	Par (000)	Value

CORPORATE BONDS (Cont.)

SPECIALTY RETAIL – 0.4%
Limited Brands, Inc.,
8.50%, 6/15/19	$4,000	$4,310,000
The Sherwin-Williams Co.,
3.13%, 12/15/14	3,300	3,415,177

		7,725,177

THRIFTS & MORTGAGE FINANCE – 0.0%
Countrywide Home Loans, Inc.,
4.00%, 3/22/11	800	814,592

TOBACCO – 0.9%
Altria Group, Inc.:
9.70%, 11/10/18	2,750	3,482,545
9.25%, 8/06/19	1,100	1,372,917
9.95%, 11/10/38	1,200	1,576,517
Philip Morris International, Inc.:
4.88%, 5/16/13	2,200	2,379,364
5.65%, 5/16/18	1,300	1,422,100
6.38%, 5/16/38	1,500	1,760,202
Reynolds American, Inc.,
1.24%, 6/15/11 (a)	5,060	5,026,477

		17,020,122

WIRELESS TELECOMMUNICATION SERVICES – 0.2%
America Movil SAB de CV,
5.00%, 3/30/20 (b)	2,800	2,892,885
Vodafone Group Plc,
5.63%, 2/27/17	950	1,041,938

		3,934,823

TOTAL CORPORATE BONDS – 24.5%		459,480,224

FOREIGN AGENCY OBLIGATIONS
Brazilian Government International Bond:
5.88%, 1/15/19	7,600	8,341,000
5.63%, 1/07/41	1,500	1,473,750
Indonesia Government International Bond,
5.88%, 3/13/20 (b)	1,800	1,899,000
Peruvian Government International Bond,
7.13%, 3/30/19	1,900	2,242,000
Poland Government International Bond,
6.38%, 7/15/19	2,700	2,986,805
Republic of Turkey,
7.50%, 11/07/19	2,000	2,292,500

See notes to financial statements.	171

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

FOREIGN AGENCY OBLIGATIONS (Cont.)
South Africa Government International Bond:
6.88%, 5/27/19	$2,100	$2,401,875
5.50%, 3/09/20	2,000	2,067,500

TOTAL FOREIGN AGENCY OBLIGATIONS – 1.3%		23,704,430

NON-AGENCY MORTGAGE-BACKED SECURITIES

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.8%
Banc of America Funding Corp., Series 2006-G, Class 2A2,
1.00%, 7/20/36 (a)	3,231	3,168,644
Citicorp Mortgage Securities, Inc.:
Series 2006-1, Class 2A1,
5.00%, 2/25/21	2,124	2,040,562
Series 2007-4, Class 2A1,
5.50%, 5/25/22	1,517	1,426,375
Citimortgage Alternative Loan Trust, Series 2006-A1, Class 2A1,
5.25%, 3/25/21	882	839,654
Countrywide Alternative Loan Trust:
Series 2006-HY12, Class A1,
6.00%, 8/25/36 (a)	1,559	1,579,208
Series 2006-OA2, Class A2A,
0.50%, 5/20/46 (a)	336	328,133
Countrywide Home Loan Mortgage Pass Through Trust:
Series 2004-13, Class 1A1,
5.50%, 8/25/34	3,700	3,716,912
Series 2005-HYB8, Class 4A1,
5.38%, 12/20/35 (a)	3,658	2,844,174
First Horizon Asset Securities, Inc., Series 2006-2, Class 1A6,
6.00%, 8/25/36	1,831	1,851,761
Gracechurch Mortgage Financing Plc:
Series 2006-1, Class A4,
0.51%, 11/20/56 (a) (b)	688	686,763
Series 2007-1A, Class 2A1,
0.50%, 11/20/56 (a) (b)	1,583	1,579,583
HSI Asset Securitization Corp. Trust, Series 2005, Class 2A4,
0.74%, 8/25/35 (a)	1,679	1,549,971
Residential Asset Securitization Trust, Series 2004-A6, Class A1,
5.00%, 8/25/19	1,763	1,766,909
Structured Asset Mortgage Investments, Inc., Series 2007-AR4, Class A1,
0.55%, 9/25/47 (a)	6,038	5,929,474

	Par (000)	Value

NON-AGENCY MORTGAGE-BACKED SECURITIES (Cont.)

COLLATERALIZED MORTGAGE OBLIGATIONS (Cont.)
Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A,
0.39%, 6/25/37 (a)	$10,799	$10,480,755
WaMu Mortgage Pass Through Certificates:
Series 2005-AR15, Class A1B1,
0.60%, 11/25/45 (a)	2,434	2,420,339
Series 2005-AR15, Class A1C2,
0.73%, 11/25/45 (a)	2,014	1,967,514
Series 2005-AR17, Class A1B1,
0.60%, 12/25/45 (a)	964	960,573
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR14, Class A2,
5.36%, 8/25/35 (a)	5,384	5,409,446
Series 2006-1, Class A3,
5.00%, 3/25/21	2,786	2,726,692

		53,273,442

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.2%
Banc of America Commercial Mortgage, Inc.:
Series 2004-5, Class A2,
4.18%, 11/10/41	69	69,305
Series 2006-2, Class A4,
5.93%, 5/10/45 (a)	3,245	3,436,863
CW Capital Cobalt Ltd., Series 2006-C1, Class A4,
5.22%, 8/15/48	3,000	2,996,944
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4,
6.30%, 12/10/49 (a)	2,500	2,567,886
Citigroup Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A1,
5.30%, 1/15/46	1,678	1,688,307
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CF2, Class A4,
6.51%, 2/15/34	3,258	3,278,526
Series 2001-CK3, Class A4,
6.53%, 6/15/34	4,089	4,193,215
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A2,
7.35%, 11/10/33	1,825	1,827,008
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2,
7.20%, 10/15/32	510	509,949

172	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

NON-AGENCY MORTGAGE-BACKED SECURITIES (Cont.)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Cont.)
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2,
5.42%, 12/10/49	$1,945	$1,997,380
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2,
6.96%, 9/15/35	4,302	4,334,732
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5,
5.22%, 4/10/37 (a)	1,000	1,027,196
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB3, Class A2,
6.04%, 11/15/35	1,351	1,366,860
Series 2004-CBX, Class A3,
4.18%, 1/12/37	2,117	2,116,668
Series 2005-CB12, Class A3A1,
4.82%, 9/12/37	6,500	6,588,260
Series 2007-CB19, Class A3,
5.94%, 2/12/49 (a)	4,300	4,488,252
Series 2007-LDPX, Class A1S,
4.93%, 1/15/49	9,707	9,956,957
LB-UBS Commercial Mortgage Trust:
Series 2006-C1, Class A4,
5.16%, 2/15/31	2,800	2,912,697
Series 2006-C7, Class A2,
5.30%, 11/15/38	6,600	6,786,575
Series 2006-C7, Class A3,
5.35%, 11/15/38	2,000	2,063,706
Series 2007-C6, Class A4,
5.86%, 7/15/40 (a)	5,700	5,654,654
Merrill Lynch Countrywide Commercial Mortgage Trust:
Series 2006-1, Class A2,
5.44%, 2/12/39 (a)	5,000	5,077,447
Series 2006-3, Class A1,
4.71%, 7/12/46 (a)	347	348,352
Merrill Lynch Mortgage Trust:
Series 2006-C1, Class A1,
5.53%, 5/12/39 (a)	1,503	1,513,921
Series 2006-C2, Class A1,
5.60%, 8/12/43	627	630,253
Morgan Stanley Capital I, Series 2007-IQ16, Class A4,
5.81%, 12/12/49	7,100	7,352,130
PNC Mortgage Acceptance Corp., Series 2000-C2, Class A2,
7.30%, 10/12/33	334	334,036

	Par (000)	Value

NON-AGENCY MORTGAGE-BACKED SECURITIES (Cont.)

COMMERCIAL MORTGAGE-BACKED SECURITIES (Cont.)
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C23, Class A5,
5.42%, 1/15/45 (a)	$5,700	$5,966,146
Series 2007-C34, Class A3,
5.68%, 5/15/46	6,000	6,025,924

		97,110,149

TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES – 8.0%		150,383,591

PREFERRED SECURITIES

CAPITAL TRUSTS

Insurance – 0.5%
AON Corp.,
8.21%, 1/01/27	1,700	1,771,278
Chubb Corp.:
6.38%, 3/29/17 (a)	2,550	2,448,000
6.00%, 5/11/37	800	865,171
The Progressive Corp.,
6.70%, 6/15/17 (a)	2,900	2,711,500
The Travelers Cos., Inc.:
6.25%, 3/15/17 (a)	500	469,185
6.25%, 6/15/37	1,000	1,106,214

		9,371,348

TOTAL CAPITAL TRUSTS – 0.5%		9,371,348

	Shares	Value

TRUST PREFERRED – 0.2%

DIVERSIFIED FINANCIAL SERVICES – 0.2%
JPMorgan Chase Capital XXVII,
7.00%, 11/01/39	3,500	3,559,283

TOTAL PREFERRED SECURITIES – 0.7%		12,930,631

	Par (000)	Value

TAXABLE MUNICIPAL BONDS
State of Illinois,
2.77%, 1/01/12	$5,200	5,211,752

TOTAL TAXABLE MUNICIPAL BONDS – 0.3%		5,211,752

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES

AGENCY OBLIGATIONS – 2.2%
Fannie Mae:
1.25%, 6/22/12 (d)	13,100	13,224,804
1.50%, 6/26/13 (d)	13,000	13,142,259

See notes to financial statements.	173

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Par (000)	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (Cont.)

AGENCY OBLIGATIONS (Cont.)
1.75%, 2/22/13 (d)	$10,000	$10,193,930
2.38%, 7/28/15 (d)	5,000	5,051,895

		41,612,888

INTEREST ONLY COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%
Freddie Mac Mortgage Backed Securities:
Series 2989, Class WI, 5.50%, 5/15/29	1,204	26,663
Series 3003, Class BI, 5.00%, 12/15/34	782	24,297
Series 3016, Class PI, 5.50%, 5/15/29	377	8,549

		59,509

MORTGAGE-BACKED SECURITIES – 34.8%
Fannie Mae Mortgage Backed Securities:
2.59%, 5/01/33 (a)	4,878	5,083,804
2.69%, 8/01/33	3,577	3,729,213
3.26%, 1/01/35 (a)	2,486	2,598,022
3.35%, 4/01/40 (a)	982	1,020,236
4.00%, 8/01/39 - 7/01/40 (e)	30,811	31,622,568
4.50%, 4/01/35 - 7/01/40 (e)	62,541	65,433,471
5.00%, 1/01/18 - 7/01/40 (e)	73,805	78,571,898
5.10%, 1/01/36 (a)	2,530	2,652,289
5.50%, 9/01/19 - 1/01/40	78,569	84,743,975
6.00%, 11/01/22 - 8/01/38	38,473	42,040,412
6.50%, 7/01/32 - 7/01/40 (e)	23,909	26,498,256
Freddie Mac Mortgage Backed Securities:
2.59%, 10/01/33 (a)	1,928	1,985,652
3.38%, 2/01/40 (a)	5,780	5,985,345
4.00%, 4/01/40 - 7/01/40 (e)	19,936	20,425,530
4.50%, 8/01/20 - 7/01/40 (e)	42,010	43,806,158
4.58%, 4/01/38 (a)	11,473	12,114,245
5.00%, 10/01/20 - 7/01/40 (e)	47,153	50,049,572
5.50%, 12/01/27 - 7/01/40 (e)	25,381	27,314,653
6.00%, 12/01/28 - 7/01/40 (e)	23,490	25,639,145
6.24%, 11/01/36 (a)	3,498	3,699,161
6.50%, 5/01/21 - 1/01/36	5,059	5,609,897
Ginnie Mae Mortgage Backed Securities:
4.00%, 7/01/40 (e)	2,000	2,032,500
4.50%, 7/15/39 - 7/01/40 (e)	30,389	31,686,361
5.00%, 9/15/39 - 7/01/40 (e)	34,616	36,907,396
5.50%, 6/15/34 - 7/01/40 (e)	21,127	22,831,340

	Par (000)	Value

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (Cont.)

MORTGAGE-BACKED SECURITIES (Cont.)
6.00%, 7/01/40 (e)	$16,000	$17,435,000

		651,516,099

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES – 37.0%		693,188,496

U.S. Treasury Obligations
U.S. Treasury Bond,
6.13%, 8/15/29 (f)	700	929,907
U.S. Treasury Note,
4.00%, 2/15/14 (f)	1,350	1,480,253

TOTAL U.S. TREASURY OBLIGATIONS – 0.1%		2,410,160

TOTAL LONG-TERM INVESTMENTS (Cost – $1,477,461,045) – 82.6%		1,548,016,934

SHORT-TERM SECURITIES
	Shares	Value

MONEY MARKET FUNDS – 29.4%
BlackRock Cash Funds:
Institutional, SL Agency Shares,
0.28% (g) (h) (i)	540,918,664	540,918,664
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (g) (h) (i)	9,756,303	9,756,303

		550,674,967

TOTAL SHORT-TERM SECURITIES
(Cost – $ 550,674,967) – 29.4%		550,674,967

TOTAL INVESTMENTS
(Cost – $ 2,028,136,012*) – 112.0%		2,098,691,901

LIABILITIES IN EXCESS OF OTHER ASSETS – (12.0)%		(224,136,991)

NET ASSETS – 100.0%		$1,874,554,910

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,028,142,887

Gross unrealized appreciation	$70,549,014
Gross unrealized depreciation	—

Net unrealized appreciation	$70,549,014

174	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is valued in accordance with the Master Portfolio’s fair valuation policy.
(d)	All or a portion of this security is on loan.
(e)	Represents or includes a “to-be-announced” (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

Counterparty	Market Value	Unrealized Appreciation
BNP Paribas	$14,767,813	$85,313
Citigroup Global	48,625,938	333,125
Credit Suisse Securities LLC	48,887,188	460,469
Deutsche Bank Securities, Inc.	29,709,531	150,078
Goldman Sachs & Co.	46,549,531	289,531

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Gain (Loss)	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	337,863,503	203,055,161[1]	—	540,918,664	$540,918,664	$—	$420,321
BlackRock Cash Funds: Prime, SL Agency Shares	9,006,982	749,321[1]	—	9,756,303	9,756,303	—	10,302

[1]	Represents net activity.

(h)	Represents the current yield as of report date.
(i)	All or a portion of this security was purchased with the cash collateral from securities loaned.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

4,286	5-Year U.S. Treasury Notes	Chicago	September 2010	$507,254,799	$5,190,569

499	30-Year U.S. Treasury Bonds	Chicago	September 2010	63,622,500	1,412,684

393	Ultra Long U.S. Treasury Bonds	Chicago	September 2010	53,374,313	1,156,675

Total					$7,759,928

Financial futures contracts sold as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

840	2-Year U.S. Treasury Notes	Chicago	September 2010	$(183,815,626)	$(314,956)

512	10-Year U.S. Treasury Notes	Chicago	September 2010	(62,744,000)	(1,027,373)

Total					$(1,342,329)

See notes to financial statements.	175

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

Credit default swaps on single-name issues – buy protection outstanding as of June 30, 2010 were as follows:

Issuer	Pay Rate	Counterparty	Expiration	Notional Amount (000)	Unrealized Appreciation

General Electric Capital Corp.	3.25%	Deutsche Bank AG	December 2013	$4,000	$153,202

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed Securities	$—	$194,666,985	$6,040,665	$200,707,650
Corporate Bonds	—	459,480,224	—	459,480,224
Foreign Agency Obligations	—	23,704,430	—	23,704,430
Non-Agency Mortgage-Backed Securities	—	150,383,591	—	150,383,591
Preferred Securities	—	12,930,631	—	12,930,631
Taxable Municipal Bonds	—	5,211,752	—	5,211,752
U.S. Government Sponsored Agency Securities	—	693,188,496	—	693,188,496
U.S. Treasury Obligations	—	2,410,160	—	2,410,160
Short-Term Securities:
Money Market Funds	550,674,967	—	—	550,674,967

Total	$550,674,967	$1,541,976,269	$6,040,665	$2,098,691,901

176	See notes to financial statements.

COREALPHA BOND MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

	Derivative Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Credit contracts	$—	$153,202	$—	$153,202
Interest rate contracts	7,759,928	—	—	7,759,928
Liabilities:
Interest rate contracts	(1,342,329)	—	—	(1,342,329)

Total	$6,417,599	$153,202	$—	$6,570,801

[1]	Derivative financial instruments are swaps and financial futures contracts. Swaps and financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Asset-Backed Securities	Collateralized Mortgage Obligations	Mortgage-Backed Securities	Total
Assets:
Balance, as of December 31, 2009	$8,831,446	$2,595,153	$21,641,644	$33,068,243
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	90,872	13,768	(15,100)	89,540
Net change in unrealized appreciation/depreciation[2]	(9,066)	(43,878)	136,134	83,190
Purchases	3,637,145	—	—	3,637,145
Sales	(4,727,916)	(524,481)	(17,945,965)	(23,198,362)
Transfers in3	—	—	—	—
Transfers out[3]	(1,781,816)	(2,040,562)	(3,816,713)	(7,639,091)

Balance, as of June 30, 2010	$6,040,665	$—	$—	$6,040,665

[2]

Included in the related net change in unrealized appreciation/depreciation in the accompanying Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(65,377).

[3]	The Master Portfolio’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

See notes to financial statements.	177

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS

CONSUMER DISCRETIONARY – 10.8%

AUTO COMPONENTS – 0.2%
The Goodyear Tire & Rubber Co. (a)	44,896	$446,266
Johnson Controls, Inc.	124,258	3,338,813

		3,785,079

AUTOMOBILES – 0.4%
Ford Motor Co. (a) (b)	629,266	6,343,001
Harley-Davidson, Inc. (b)	43,485	966,672

		7,309,673

DISTRIBUTORS – 0.1%
Genuine Parts Co. (b)	29,328	1,156,990

DIVERSIFIED CONSUMER SERVICES – 0.1%
Apollo Group, Inc., Class A (a)	23,239	986,960
DeVry, Inc. (b)	11,445	600,748
H&R Block, Inc. (b)	60,804	954,015

		2,541,723

HOTELS, RESTAURANTS & LEISURE – 1.6%
Carnival Corp.	79,963	2,418,081
Darden Restaurants, Inc. (b)	25,967	1,008,818
International Game Technology (b)	55,092	864,944
Marriott International, Inc., Class A	47,384	1,418,677
McDonald’s Corp.	198,914	13,102,465
Starbucks Corp.	137,632	3,344,458
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,001	1,450,091
Wyndham Worldwide Corp. (b)	33,441	673,502
Wynn Resorts, Ltd.	12,754	972,748
Yum! Brands, Inc.	86,344	3,370,870

		28,624,654

HOUSEHOLD DURABLES – 0.4%
D.R. Horton, Inc.	51,271	503,994
Fortune Brands, Inc.	28,133	1,102,251
Harman International Industries, Inc. (a) (b)	12,938	386,717
Leggett & Platt, Inc. (b)	27,453	550,707
Lennar Corp., Class A	30,306	421,557
Newell Rubbermaid, Inc. (b)	51,377	752,159
Pulte Homes, Inc. (a)	58,823	487,054
Stanley Black & Decker, Inc.	29,625	1,496,655
Whirlpool Corp.	13,874	1,218,415

		6,919,509

INTERNET & CATALOG RETAIL – 0.5%
Amazon.com, Inc. (a)	63,391	6,926,100
Expedia, Inc. (b)	38,292	719,124

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)

INTERNET & CATALOG RETAIL (Cont.)
priceline.com, Inc. (a)	8,763	$1,547,020

		9,192,244

LEISURE EQUIPMENT & PRODUCTS – 0.1%
Eastman Kodak Co. (a) (b)	51,438	223,241
Hasbro, Inc. (b)	24,177	993,674
Mattel, Inc. (b)	67,367	1,425,486

		2,642,401

MEDIA – 3.0%
CBS Corp., Class B	125,592	1,623,905
Comcast Corp., Class A	521,216	9,053,522
DIRECTV, Class A (a)	167,874	5,694,286
Discovery Communications, Inc. (a) (b)	52,513	1,875,239
Gannett Co., Inc.	43,983	592,011
Interpublic Group of Cos., Inc. (a)	91,028	649,030
The McGraw-Hill Cos., Inc. (b)	58,274	1,639,830
Meredith Corp.	7,037	219,062
The New York Times Co., Class A (a)	22,451	194,201
News Corp., Class A	416,321	4,979,199
Omnicom Group, Inc.	56,697	1,944,707
Scripps Networks Interactive, Inc., Class A	16,583	668,958
Time Warner Cable, Inc.	65,389	3,405,459
Time Warner, Inc.	210,529	6,086,393
Viacom, Inc., Class B	112,193	3,519,495
The Walt Disney Co.	361,792	11,396,448
The Washington Post Co., Class B	1,135	465,895

		54,007,640

MULTILINE RETAIL – 1.9%
Big Lots, Inc. (a)	14,960	480,066
Family Dollar Stores, Inc.	24,946	940,215
J.C. Penney Co., Inc. (b)	43,629	937,151
Kohl’s Corp. (a)	56,877	2,701,658
Macy’s, Inc.	77,963	1,395,538
Nordstrom, Inc.	30,753	989,939
Sears Holdings Corp. (a) (b)	8,957	579,070
Target Corp.	136,042	6,689,185
Wal-Mart Stores, Inc.	384,004	18,459,072

		33,171,894

SPECIALTY RETAIL – 2.0%
Abercrombie & Fitch Co., Class A	16,311	500,585
AutoNation, Inc. (a) (b)	16,362	319,059
AutoZone, Inc. (a) (b)	5,404	1,044,161
Bed Bath & Beyond, Inc. (a) (b)	48,626	1,803,052

178	See notes to financial statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER DISCRETIONARY (Cont.)

SPECIALTY RETAIL (Cont.)
Best Buy Co., Inc.	63,902	$2,163,722
CarMax, Inc. (a)	41,197	819,820
GameStop Corp., Class A (a) (b)	28,329	532,302
The Gap, Inc.	82,915	1,613,526
The Home Depot, Inc. (b)	310,399	8,712,900
Limited Brands, Inc.	49,850	1,100,189
Lowe’s Cos., Inc.	264,001	5,390,900
O’Reilly Automotive, Inc. (a) (b)	25,510	1,213,256
Office Depot, Inc. (a)	52,911	213,760
RadioShack Corp. (b)	23,254	453,686
Ross Stores, Inc. (b)	22,631	1,206,006
The Sherwin-Williams Co. (b)	17,025	1,177,960
Staples, Inc.	134,825	2,568,416
The TJX Cos., Inc.	75,360	3,161,352
Tiffany & Co. (b)	23,484	890,278
Urban Outfitters, Inc. (a) (b)	24,054	827,217

		35,712,147

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Coach, Inc. (b)	56,356	2,059,812
NIKE, Inc., Class B	71,775	4,848,401
Polo Ralph Lauren Corp.	12,151	886,537
VF Corp. (b)	16,269	1,158,027

		8,952,777

TOTAL CONSUMER DISCRETIONARY		194,016,731

CONSUMER STAPLES – 10.1%

BEVERAGES – 2.6%
Brown-Forman Corp., Class B (b)	20,075	1,148,892
The Coca-Cola Co.	426,419	21,372,120
Coca-Cola Enterprises, Inc.	60,079	1,553,643
Constellation Brands, Inc. (a) (b)	35,548	555,260
Dr Pepper Snapple Group, Inc. (b)	45,380	1,696,758
Molson Coors Brewing Co., Class B (b)	29,141	1,234,413
PepsiCo, Inc.	298,114	18,170,049

		45,731,135

FOOD & STAPLES RETAILING – 1.4%
CVS Caremark Corp.	251,385	7,370,608
Costco Wholesale Corp.	81,456	4,466,233
The Kroger Co. (b)	119,363	2,350,257
SUPERVALU, Inc. (b)	39,381	426,890
Safeway, Inc.	71,774	1,411,077
Sysco Corp. (b)	109,275	3,121,987
Walgreen Co.	180,734	4,825,598
Whole Foods Market, Inc. (a)	31,666	1,140,609

		25,113,259

	Shares	Value

COMMON STOCKS (Cont.)

CONSUMER STAPLES (Cont.)

FOOD PRODUCTS – 1.8%
Archer Daniels Midland Co. (b)	118,780	$3,066,900
Campbell Soup Co. (b)	34,565	1,238,464
ConAgra Foods, Inc.	82,298	1,919,189
Dean Foods Co. (a) (b)	34,022	342,602
General Mills, Inc.	122,570	4,353,686
H.J. Heinz Co.	58,413	2,524,610
The Hershey Co. (b)	30,639	1,468,527
Hormel Foods Corp. (b)	12,879	521,342
The J.M. Smucker Co.	22,002	1,324,960
Kellogg Co. (b)	47,109	2,369,583
Kraft Foods, Inc., Class A	322,061	9,017,708
McCormick & Co., Inc. (b)	24,468	928,805
Sara Lee Corp. (b)	122,139	1,722,160
Tyson Foods, Inc., Class A	56,393	924,281

		31,722,817

HOUSEHOLD PRODUCTS – 2.5%
Colgate-Palmolive Co.	90,597	7,135,420
The Clorox Co. (b)	26,014	1,617,030
Kimberly-Clark Corp.	76,468	4,636,255
The Procter & Gamble Co.	532,200	31,921,356

		45,310,061

PERSONAL PRODUCTS – 0.3%
Avon Products, Inc.	79,130	2,096,945
The Estee Lauder Cos., Inc., Class A (b)	22,101	1,231,689
Mead Johnson Nutrition Co.	37,776	1,893,333

		5,221,967

TOBACCO – 1.5%
Altria Group, Inc.	384,694	7,709,268
Lorillard, Inc.	28,234	2,032,283
Philip Morris International, Inc.	342,360	15,693,782
Reynolds American, Inc. (b)	31,223	1,627,343

		27,062,676

TOTAL CONSUMER STAPLES		180,161,915

ENERGY – 10.3%

ENERGY EQUIPMENT & SERVICES – 1.7%
Baker Hughes, Inc. (b)	79,251	3,294,464
Cameron International Corp. (a)	45,104	1,466,782
Diamond Offshore Drilling, Inc. (b)	12,838	798,395
FMC Technologies, Inc. (a)	22,457	1,182,586
Halliburton Co.	167,220	4,105,251
Helmerich & Payne, Inc. (b)	19,526	713,089
Nabors Industries Ltd. (a)	52,675	928,133
National Oilwell Varco, Inc.	77,398	2,559,552

See notes to financial statements.	179

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

ENERGY (Cont.)

ENERGY EQUIPMENT & SERVICES (Cont.)
Rowan Cos., Inc. (a) (b)	21,139	$463,790
Schlumberger Ltd.	220,340	12,193,616
Smith International, Inc.	45,903	1,728,248

		29,433,906

OIL, GAS & CONSUMABLE FUELS – 8.6%
Anadarko Petroleum Corp.	91,387	3,298,157
Apache Corp.	62,300	5,245,037
Cabot Oil & Gas Corp.	19,188	600,968
Chesapeake Energy Corp.	120,232	2,518,860
Chevron Corp.	371,230	25,191,668
ConocoPhillips	275,179	13,508,537
CONSOL Energy, Inc.	41,689	1,407,421
Denbury Resources, Inc. (a)	73,738	1,079,524
Devon Energy Corp. (b)	82,551	5,029,007
EOG Resources, Inc. (b)	46,762	4,599,978
El Paso Corp.	129,981	1,444,089
Exxon Mobil Corp.	944,555	53,905,742
Hess Corp.	53,977	2,717,202
Marathon Oil Corp. (b)	131,057	4,074,562
Massey Energy Co.	19,171	524,327
Murphy Oil Corp.	35,368	1,752,484
Noble Energy, Inc.	32,255	1,945,944
Occidental Petroleum Corp.	150,027	11,574,583
Peabody Energy Corp.	49,648	1,942,726
Pioneer Natural Resources Co. (b)	21,412	1,272,943
Range Resources Corp.	29,445	1,182,217
Southwestern Energy Co. (a)	63,946	2,470,874
Spectra Energy Corp. (b)	119,690	2,402,178
Sunoco, Inc. (b)	22,265	774,154
Tesoro Corp. (b)	26,464	308,835
Valero Energy Corp.	104,446	1,877,939
The Williams Cos., Inc.	107,920	1,972,778

		154,622,734

TOTAL ENERGY		184,056,640

FINANCIALS – 15.7%

CAPITAL MARKETS – 2.3%
Ameriprise Financial, Inc.	47,240	1,706,781
The Bank of New York Mellon Corp.	224,054	5,531,893
The Charles Schwab Corp. (b)	180,773	2,563,361
E*Trade Financial Corp. (a)	36,771	434,633
Federated Investors, Inc., Class B (b)	16,606	343,910
Franklin Resources, Inc.	27,295	2,352,556
The Goldman Sachs Group, Inc.	95,188	12,495,329
Invesco Ltd.	86,289	1,452,244
Janus Capital Group, Inc. (b)	34,640	307,603
Legg Mason, Inc.	30,411	852,420

	Shares	Value

COMMON STOCKS (Cont.)

FINANCIALS (Cont.)

CAPITAL MARKETS (Cont.)
Morgan Stanley	258,206	$5,992,961
Northern Trust Corp.	44,672	2,086,183
State Street Corp.	92,674	3,134,235
T Rowe Price Group, Inc.	47,943	2,128,190

		41,382,299

COMMERCIAL BANKS – 3.0%
BB&T Corp.	127,842	3,363,523
Comerica, Inc.	32,566	1,199,406
Fifth Third Bancorp	146,807	1,804,258
First Horizon National Corp. (a)	42,341	484,803
Huntington Bancshares, Inc.	132,331	733,114
KeyCorp	162,375	1,248,664
M&T Bank Corp. (b)	15,368	1,305,512
Marshall & Ilsley Corp.	97,365	699,081
PNC Financial Services Group, Inc. (b) (c)	97,172	5,490,218
Regions Financial Corp.	220,249	1,449,238
SunTrust Banks, Inc.	92,334	2,151,382
U.S. Bancorp	354,092	7,913,956
Wells Fargo & Co.	962,929	24,650,982
Zions BanCorp.	29,595	638,364

		53,132,501

CONSUMER FINANCE – 0.8%
American Express Co.	221,900	8,809,430
Capital One Financial Corp.	84,329	3,398,459
Discover Financial Services	100,443	1,404,193
SLM Corp. (a)	89,714	932,128

		14,544,210

DIVERSIFIED FINANCIAL SERVICES – 4.3%
Bank of America Corp.	1,854,196	26,644,796
CME Group, Inc.	12,134	3,416,328
Citigroup, Inc. (a)	4,178,910	15,712,702
IntercontinentalExchange, Inc. (a) (b)	13,658	1,543,764
JPMorgan Chase & Co.	735,303	26,919,443
Leucadia National Corp. (a) (b)	35,048	683,786
Moody’s Corp. (b)	36,327	723,634
The NASDAQ OMX Group, Inc. (a)	26,916	478,566
NYSE Euronext	48,206	1,331,932

		77,454,951

INSURANCE – 3.8%
Aon Corp.	49,763	1,847,203
Aflac, Inc.	86,736	3,701,025
The Allstate Corp.	99,358	2,854,555
American International Group, Inc. (a) (b)	24,946	859,140

180	See notes to financial statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

FINANCIALS (Cont.)

INSURANCE (Cont.)
Assurant, Inc.	20,652	$716,624
Berkshire Hathaway, Inc., Class B (a)	305,947	24,380,916
Chubb Corp.	60,360	3,018,604
Cincinnati Financial Corp. (b)	30,099	778,661
Genworth Financial, Inc., Class A (a)	90,331	1,180,626
Hartford Financial Services Group, Inc.	82,029	1,815,302
Lincoln National Corp.	55,869	1,357,058
Loews Corp.	64,932	2,162,885
Marsh & McLennan Cos., Inc. (b)	99,971	2,254,346
MetLife, Inc.	151,499	5,720,602
Principal Financial Group, Inc. (b)	59,054	1,384,226
The Progressive Corp. (b)	123,833	2,318,154
Prudential Financial, Inc.	86,079	4,618,999
Torchmark Corp.	15,243	754,681
The Travelers Cos., Inc. (b)	91,498	4,506,277
Unum Group	61,472	1,333,942
XL Group Plc	63,179	1,011,496

		68,575,322

REAL ESTATE INVESTMENT TRUSTS (REITs) – 1.3%
Apartment Investment & Management Co.	21,803	422,324
AvalonBay Communities, Inc.	15,328	1,431,175
Boston Properties, Inc.	25,678	1,831,869
Equity Residential (b)	52,262	2,176,190
HCP, Inc. (b)	54,296	1,751,046
Health Care REIT, Inc.	22,922	965,475
Host Hotels & Resorts, Inc. (b)	121,573	1,638,804
Kimco Realty Corp.	74,913	1,006,831
Plum Creek Timber Co., Inc. (b)	30,098	1,039,284
ProLogis	88,081	892,261
Public Storage	25,096	2,206,189
Simon Property Group, Inc.	54,064	4,365,668
Ventas, Inc.	28,972	1,360,235
Vornado Realty Trust (b)	29,233	2,132,547

		23,219,898

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%
CB Richard Ellis Group, Inc., Class A (a)	49,915	679,343

THRIFTS & MORTGAGE FINANCE – 0.1%
Hudson City Bancorp, Inc. (b)	87,531	1,071,379
People’s United Financial, Inc. (b)	69,211	934,349

		2,005,728

TOTAL FINANCIALS		280,994,252

	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE – 11.6%

BIOTECHNOLOGY – 1.4%
Amgen, Inc. (a)	176,953	$9,307,728
Biogen Idec, Inc. (a)	49,317	2,340,092
Celgene Corp. (a)	85,130	4,326,306
Cephalon, Inc. (a)	13,887	788,087
Genzyme Corp. (a) (b)	49,294	2,502,656
Gilead Sciences, Inc. (a)	164,385	5,635,118

		24,899,987

HEALTH CARE EQUIPMENT & SUPPLIES – 1.7%
Baxter International, Inc.	110,176	4,477,553
Becton Dickinson & Co.	43,100	2,914,422
Boston Scientific Corp. (a)	280,067	1,624,388
C.R. Bard, Inc.	17,565	1,361,814
CareFusion Corp. (a)	32,843	745,536
DENTSPLY International, Inc.	27,047	808,976
Hospira, Inc. (a)	30,640	1,760,268
Intuitive Surgical, Inc. (a)	7,235	2,283,511
Medtronic, Inc.	203,477	7,380,111
St. Jude Medical, Inc. (a) (b)	60,358	2,178,320
Stryker Corp.	52,025	2,604,371
Varian Medical Systems, Inc. (a) (b)	22,817	1,192,873
Zimmer Holdings, Inc. (a)	37,460	2,024,713

		31,356,856

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.	78,483	2,070,382
AmerisourceBergen Corp.	52,182	1,656,778
CIGNA Corp.	51,103	1,587,259
Cardinal Health, Inc.	66,878	2,247,770
Coventry Health Care, Inc. (a)	27,442	485,175
DaVita, Inc. (a)	19,190	1,198,224
Express Scripts, Inc. (a)	101,244	4,760,493
Humana, Inc. (a)	31,436	1,435,682
Laboratory Corp. of America Holdings (a) (b)	19,209	1,447,398
McKesson Corp.	50,130	3,366,731
Medco Health Solutions, Inc. (a)	84,389	4,648,146
Patterson Cos., Inc. (b)	17,308	493,797
Quest Diagnostics, Inc. (b)	27,916	1,389,379
Tenet Healthcare Corp. (a)	81,017	351,614
UnitedHealth Group, Inc.	209,968	5,963,091
WellPoint, Inc. (a)	78,909	3,861,017

		36,962,936

HEALTH CARE TECHNOLOGY – 0.1%
Cerner Corp. (a) (b)	12,602	956,366

LIFE SCIENCES TOOLS & SERVICES – 0.4%
Life Technologies Corp. (a)	33,729	1,593,695

See notes to financial statements.	181

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

HEALTH CARE (Cont.)

LIFE SCIENCES TOOLS & SERVICES (Cont.)
Millipore Corp. (a)	10,348	$1,103,614
PerkinElmer, Inc. (b)	21,849	451,619
Thermo Fisher Scientific, Inc. (a)	75,809	3,718,432
Waters Corp. (a) (b)	17,167	1,110,705

		7,978,065

PHARMACEUTICALS – 5.9%
Abbott Laboratories	285,401	13,351,059
Allergan, Inc.	56,802	3,309,284
Bristol-Myers Squibb Co.	317,661	7,922,465
Eli Lilly & Co.	187,448	6,279,508
Forest Laboratories, Inc. (a)	55,852	1,532,020
Johnson & Johnson	509,698	30,102,764
King Pharmaceuticals, Inc. (a)	46,567	353,444
Merck & Co., Inc. (b)	576,371	20,155,694
Mylan, Inc. (a) (b)	57,039	971,945
Pfizer, Inc.	1,490,891	21,260,106
Watson Pharmaceuticals, Inc. (a) (b)	19,872	806,207

		106,044,496

TOTAL HEALTH CARE		208,198,706

INDUSTRIALS – 10.0%

AEROSPACE & DEFENSE – 2.8%
The Boeing Co.	140,211	8,798,240
General Dynamics Corp.	71,251	4,172,459
Goodrich Corp. (b)	23,121	1,531,766
Honeywell International, Inc.	141,529	5,523,877
ITT Corp. (b)	33,893	1,522,474
L-3 Communications Holdings, Inc.	21,378	1,514,418
Lockheed Martin Corp.	57,565	4,288,592
Northrop Grumman Corp.	55,636	3,028,824
Precision Castparts Corp.	26,266	2,703,297
Raytheon Co.	70,389	3,406,124
Rockwell Collins, Inc. (b)	29,072	1,544,595
United Technologies Corp. (b)	172,362	11,188,017

		49,222,683

AIR FREIGHT & LOGISTICS – 1.0%
C.H. Robinson Worldwide, Inc.	30,641	1,705,478
Expeditors International of Washington, Inc. (b)	39,320	1,356,933
FedEx Corp.	57,852	4,056,004
United Parcel Service, Inc., Class B	182,964	10,408,822

		17,527,237

AIRLINES – 0.1%
Southwest Airlines Co.	137,500	1,527,625

	Shares	Value

COMMON STOCKS (Cont.)

INDUSTRIALS (Cont.)

BUILDING PRODUCTS – 0.0%
Masco Corp. (b)	66,243	$712,775

COMMERCIAL SERVICES & SUPPLIES – 0.5%
Avery Dennison Corp. (b)	20,395	655,291
Cintas Corp.	24,297	582,399
Iron Mountain, Inc.	33,414	750,479
Pitney Bowes, Inc. (b)	38,326	841,639
R.R. Donnelley & Sons Co. (b)	38,096	623,632
Republic Services, Inc.	59,947	1,782,224
Stericycle, Inc. (a) (b)	15,630	1,025,015
Waste Management, Inc. (b)	89,220	2,791,694

		9,052,373

CONSTRUCTION & ENGINEERING – 0.2%
Fluor Corp.	33,013	1,403,053
Jacobs Engineering Group, Inc. (a) (b)	23,089	841,363
Quanta Services, Inc. (a) (b)	38,953	804,379

		3,048,795

ELECTRICAL EQUIPMENT – 0.5%
Emerson Electric Co.	139,126	6,078,415
First Solar, Inc. (a) (b)	8,979	1,022,080
Rockwell Automation, Inc.	26,337	1,292,883
Roper Industries, Inc. (b)	17,340	970,346

		9,363,724

INDUSTRIAL CONGLOMERATES – 2.2%
3M Co. (b)	131,720	10,404,563
General Electric Co.	1,973,087	28,451,914
Textron, Inc. (b)	50,477	856,595

		39,713,072

MACHINERY – 1.7%
Caterpillar, Inc. (b)	115,958	6,965,597
Cummins, Inc.	37,050	2,413,067
Danaher Corp.	97,148	3,606,134
Deere & Co. (b)	78,475	4,369,488
Dover Corp. (b)	34,495	1,441,546
Eaton Corp.	30,957	2,025,826
Flowserve Corp. (b)	10,355	878,104
Illinois Tool Works, Inc.	71,468	2,950,199
PACCAR, Inc. (b)	67,401	2,687,278
Pall Corp.	21,591	742,083
Parker Hannifin Corp.	29,744	1,649,602
Snap-on, Inc.	10,751	439,823

		30,168,747

182	See notes to financial statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

INDUSTRIALS (Cont.)

PROFESSIONAL SERVICES – 0.1%
Dun & Bradstreet Corp.	9,305	$624,552
Equifax, Inc.	23,381	656,071
Monster Worldwide, Inc. (a)	23,712	276,245
Robert Half International, Inc. (b)	27,919	657,492

		2,214,360

ROAD & RAIL – 0.8%
CSX Corp.	71,897	3,568,248
Norfolk Southern Corp.	68,356	3,626,286
Ryder System, Inc. (b)	9,980	401,495
Union Pacific Corp.	93,492	6,498,629

		14,094,658

TRADING COMPANIES & DISTRIBUTORS – 0.1%
Fastenal Co. (b)	24,235	1,216,354
W.W. Grainger, Inc. (b)	11,444	1,138,106

		2,354,460

TOTAL INDUSTRIALS		179,000,509

INFORMATION TECHNOLOGY – 17.9%

COMMUNICATIONS EQUIPMENT – 2.2%
Cisco Systems, Inc. (a)	1,055,571	22,494,218
Harris Corp.	23,980	998,767
JDS Uniphase Corp. (a)	41,564	408,990
Juniper Networks, Inc. (a) (b)	97,183	2,217,716
Motorola, Inc. (a)	429,289	2,798,964
QUALCOMM, Inc.	303,015	9,951,013
Tellabs, Inc.	71,443	456,521

		39,326,189

COMPUTERS & PERIPHERALS – 6.1%
Apple, Inc. (a)	168,138	42,291,751
Dell, Inc. (a)	318,293	3,838,614
EMC Corp. (a) (b)	379,714	6,948,766
Hewlett-Packard Co.	431,522	18,676,272
International Business Machines Corp.	236,983	29,262,661
Lexmark International, Inc., Class A (a) (b)	14,496	478,803
NetApp, Inc. (a)	63,659	2,375,117
QLogic Corp. (a) (b)	20,612	342,571
SanDisk Corp. (a)	42,480	1,787,134
Teradata Corp. (a)	30,825	939,546
Western Digital Corp. (a) (b)	42,328	1,276,613

		108,217,848

	Shares	Value

COMMON STOCKS (Cont.)

INFORMATION TECHNOLOGY (Cont.)

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%
Agilent Technologies, Inc. (a)	64,290	$1,827,765
Amphenol Corp., Class A (b)	32,055	1,259,120
Corning, Inc.	288,302	4,656,077
FLIR Systems, Inc. (a)	28,319	823,800
Jabil Circuit, Inc.	35,789	475,994
Molex, Inc. (b)	25,164	458,991

		9,501,747

INTERNET SOFTWARE & SERVICES – 1.6%
Akamai Technologies, Inc. (a)	31,790	1,289,720
eBay, Inc. (a) (b)	210,036	4,118,806
Google, Inc., Class A (a)	44,741	19,907,508
VeriSign, Inc. (a)	33,704	894,841
Yahoo!, Inc. (a)	217,465	3,007,541

		29,218,416

IT SERVICES – 1.4%
Automatic Data Processing, Inc. (b)	92,910	3,740,557
Cognizant Technology Solutions Corp., Class A (a)	55,307	2,768,668
Computer Sciences Corp.	28,488	1,289,082
Fidelity National Information Services, Inc. (b)	61,210	1,641,652
Fiserv, Inc. (a) (b)	28,187	1,287,018
MasterCard, Inc., Class A (b)	17,881	3,567,796
Paychex, Inc.	59,412	1,542,930
SAIC, Inc. (a)	54,036	904,563
Total System Services, Inc.	36,579	497,474
Visa, Inc., Class A (b)	83,602	5,914,841
The Western Union Co.	124,149	1,851,062

		25,005,643

OFFICE ELECTRONICS – 0.1%
Xerox Corp.	254,720	2,047,949

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%
Advanced Micro Devices, Inc. (a)	104,460	764,647
Altera Corp. (b)	55,715	1,382,289
Analog Devices, Inc.	55,038	1,533,359
Applied Materials, Inc.	248,121	2,982,414
Broadcom Corp., Class A (b)	79,772	2,630,083
Intel Corp.	1,028,440	20,003,158
KLA-Tencor Corp. (b)	31,395	875,293
LSI Corp. (a)	121,311	558,031
Linear Technology Corp. (b)	41,397	1,151,250
MEMC Electronic Materials, Inc. (a) (b)	42,286	417,786
Microchip Technology, Inc. (b)	34,267	950,567

See notes to financial statements.	183

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

INFORMATION TECHNOLOGY (Cont.)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (Cont.)
Micron Technology, Inc. (a) (b)	157,786	$1,339,603
NVIDIA Corp. (a)	105,681	1,079,003
National Semiconductor Corp.	43,961	591,715
Novellus Systems, Inc. (a)	17,811	451,687
Teradyne, Inc. (a) (b)	33,151	323,222
Texas Instruments, Inc.	225,769	5,255,902
Xilinx, Inc. (b)	50,581	1,277,676

		43,567,685

SOFTWARE – 3.6%
Adobe Systems, Inc. (a)	97,237	2,569,974
Autodesk, Inc. (a)	42,380	1,032,377
BMC Software, Inc. (a)	33,526	1,161,005
CA, Inc.	72,131	1,327,210
Citrix Systems, Inc. (a)	34,308	1,448,827
Compuware Corp. (a)	41,170	328,537
Electronic Arts, Inc. (a)	60,545	871,848
Intuit, Inc. (a)	58,020	2,017,355
McAfee, Inc. (a)	28,814	885,166
Microsoft Corp.	1,408,984	32,420,722
Novell, Inc. (a)	65,133	369,955
Oracle Corp.	723,750	15,531,675
Red Hat, Inc. (a)	34,841	1,008,299
Salesforce.com, Inc. (a) (b)	20,900	1,793,638
Symantec Corp. (a)	147,561	2,048,147

		64,814,735

TOTAL INFORMATION TECHNOLOGY		321,700,212

MATERIALS – 3.2%

CHEMICALS – 1.7%
Air Products & Chemicals, Inc.	39,224	2,542,107
Airgas, Inc.	15,416	958,875
CF Industries Holdings, Inc.	13,122	832,591
The Dow Chemical Co. (b)	213,332	5,060,235
E.I. du Pont de Nemours & Co. (b)	167,364	5,789,121
Eastman Chemical Co.	13,372	713,530
Ecolab, Inc. (b)	43,106	1,935,890
FMC Corp. (b)	13,426	771,055
International Flavors & Fragrances, Inc. (b)	14,687	623,023
Monsanto Co.	100,775	4,657,821
PPG Industries, Inc.	30,722	1,855,916
Praxair, Inc.	56,514	4,294,499
Sigma-Aldrich Corp. (b)	22,419	1,117,139

		31,151,802

	Shares	Value

COMMON STOCKS (Cont.)

MATERIALS (Cont.)

CONSTRUCTION MATERIALS – 0.1%
Vulcan Materials Co. (b)	23,584	$1,033,687

CONTAINERS & PACKAGING – 0.2%
Ball Corp.	17,052	900,857
Bemis Co., Inc. (b)	20,172	544,644
Owens-Illinois, Inc. (a) (b)	30,466	805,826
Pactiv Corp. (a)	24,541	683,467
Sealed Air Corp.	29,448	580,714

		3,515,508

METALS & MINING – 1.0%
AK Steel Holding Corp. (b)	20,926	249,438
Alcoa, Inc.	188,590	1,897,215
Allegheny Technologies, Inc. (b)	18,199	804,214
Cliffs Natural Resources, Inc. (b)	25,014	1,179,660
Freeport-McMoRan Copper & Gold, Inc.	87,138	5,152,470
Newmont Mining Corp.	90,753	5,603,090
Nucor Corp. (b)	58,207	2,228,164
Titanium Metals Corp. (a)	15,988	281,229
United States Steel Corp. (b)	26,482	1,020,881

		18,416,361

PAPER & FOREST PRODUCTS – 0.2%
International Paper Co.	80,642	1,824,928
MeadWestvaco Corp. (b)	31,551	700,432
Weyerhaeuser Co. (b)	39,083	1,375,722

		3,901,082

TOTAL MATERIALS		58,018,440

TELECOMMUNICATION SERVICES – 2.9%

DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
AT&T, Inc.	1,092,053	26,416,762
CenturyLink, Inc.	55,487	1,848,272
Frontier Communications Corp. (b)	58,196	413,773
Qwest Communications International, Inc.	275,783	1,447,861
Verizon Communications, Inc.	522,602	14,643,308
Windstream Corp. (b)	89,221	942,174

		45,712,150

WIRELESS TELECOMMUNICATION SERVICES – 0.3%
American Tower Corp., Class A (a)	74,520	3,316,140
MetroPCS Communications, Inc. (a) (b)	48,661	398,534

184	See notes to financial statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Percentages shown are based on Net Assets)

(Unaudited)

	Shares	Value

COMMON STOCKS (Cont.)

TELECOMMUNICATION SERVICES (Cont.)

WIRELESS TELECOMMUNICATION SERVICES (Cont.)
Sprint Nextel Corp. (a)	550,625	$2,334,650

		6,049,324

TOTAL TELECOMMUNICATION SERVICES		51,761,474

UTILITIES – 3.6%

ELECTRIC UTILITIES – 1.9%
Allegheny Energy, Inc.	31,315	647,594
American Electric Power Co., Inc. (b)	88,454	2,857,064
Duke Energy Corp. (b)	242,557	3,880,912
Edison International (b)	60,179	1,908,878
Entergy Corp.	34,967	2,504,337
Exelon Corp.	122,021	4,633,137
FPL Group, Inc. (b)	76,597	3,734,870
FirstEnergy Corp.	56,305	1,983,625
Northeast Utilities	32,503	828,176
PPL Corp.	86,554	2,159,522
Pepco Holdings, Inc.	41,219	646,314
Pinnacle West Capital Corp. (b)	20,140	732,290
Progress Energy, Inc. (b)	53,043	2,080,347
Southern Co.	152,307	5,068,777

		33,665,843

GAS UTILITIES – 0.2%
EQT Corp. (b)	26,571	960,276
Nicor, Inc.	8,492	343,926
Oneok, Inc.	19,647	849,733
Questar Corp.	32,340	1,471,146

		3,625,081

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.2%
The AES Corp. (a)	123,396	1,140,179
Constellation Energy Group, Inc. (b)	37,250	1,201,313
NRG Energy, Inc. (a)	47,153	1,000,115

		3,341,607

MULTI-UTILITIES – 1.3%
Ameren Corp. (b)	44,009	1,046,094
CMS Energy Corp. (b)	42,453	621,936
Centerpoint Energy, Inc.	76,911	1,012,149
Consolidated Edison, Inc. (b)	52,083	2,244,777
DTE Energy Co. (b)	31,105	1,418,699
Dominion Resources, Inc. (b)	110,102	4,265,352
Integrys Energy Group, Inc. (b)	14,222	622,070
NiSource, Inc.	51,236	742,922
PG&E Corp.	68,777	2,826,735
Public Service Enterprise Group, Inc. (b)	93,456	2,927,977
SCANA Corp. (b)	20,943	748,922
Sempra Energy	45,723	2,139,379

	Shares	Value

COMMON STOCKS (Cont.)

UTILITIES (Cont.)

MULTI-UTILITIES (Cont.)
TECO Energy, Inc.	39,505	$595,340
Wisconsin Energy Corp. (b)	21,591	1,095,527
Xcel Energy, Inc. (b)	84,883	1,749,439

		24,057,318

TOTAL UTILITIES		64,689,849

TOTAL LONG-TERM INVESTMENTS
(Cost – $1,793,347,313) – 96.1%		1,722,598,728

SHORT-TERM SECURITIES

MONEY MARKET FUNDS – 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.28% (c) (d) (e)	220,607,571	220,607,571
BlackRock Cash Funds: Prime, SL Agency Shares,
0.28% (c) (d) (e)	38,215,966	38,215,966

		258,823,537

	Par (000)	Value

U.S. TREASURY OBLIGATIONS – 0.4%
U.S. Treasury Bill, 0.21%, 9/23/10 (f) (g)	$7,250	7,247,296

TOTAL SHORT-TERM SECURITIES (Cost – $266,071,465) – 14.8%		266,070,833

TOTAL INVESTMENTS BEFORE SHORT POSITIONS (Cost – $2,059,418,778)* – 110.9%		1,988,669,561

	Shares	Value

SHORT POSITIONS (h)
Questar Corp. – new shares (a)	32,340	(522,291)

TOTAL SHORT POSITIONS (Proceeds Received – $522,201) – (0.0)%		(522,291)

TOTAL INVESTMENTS NET OF SHORT POSITIONS – 110.9%		1,988,147,270

LIABILITIES IN EXCESS OF OTHER ASSETS – (10.9)%		(195,442,770)

NET ASSETS – 100.0%		$1,792,704,500

*	The cost and unrealized appreciation (depreciation) of investments before short positions as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,123,612,827

Gross unrealized appreciation	$271,368,257
Gross unrealized depreciation	(406,311,523)

Net unrealized depreciation	$(134,943,266)

See notes to financial statements.	185

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2009	Shares Purchased		Shares Sold	Shares Held at June 30, 2010	Value at June 30, 2010	Realized Loss	Income
BlackRock Cash Funds: Institutional, SL Agency Shares	195,914,609	24,692,962	[1]	—	220,607,571	$220,607,571	$—	$317,379
BlackRock Cash Funds: Prime, SL Agency Shares	26,419,811	11,796,155	[1]	—	38,215,966	38,215,966	—	60,456
PNC Financial Services Group, Inc.	93,431	14,587		(10,846)	97,172	5,490,218	(1,968,912)	19,787

[1]	Represents net activity.

(d)	Represents the current yield as of report date.
(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.
(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.
(g)	Rate shown is the yield to maturity as of the date of purchase.
(h)	In order to track the performance of its benchmark index, the Master Portfolio sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

Financial futures contracts purchased as of June 30, 2010 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

1,347	S&P 500 INDEX	Chicago	September 2010	$69,141,510	$(3,815,083)

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities.
•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

186	See notes to financial statements.

S&P 500 STOCK MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2010

(Unaudited)

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,722,598,728	$ —	$—	$1,722,598,728
Short-Term Securities:
Money Market
Funds	258,823,537	—	—	258,823,537
U.S. Government
Obligations	—	7,247,296	—	7,247,296
Liabilities:
Investments in Securities:
Long-Term Investments:
Short Positions	(522,291)	—	—	(522,291)

Total	$1,980,899,974	$7,247,296	$—	$1,988,147,270

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Equity contracts	$(3,815,083)	$—	$—	$(3,815,083)

[2]	Derivative financial instruments are financial futures contracts. Financial futures contracts are shown at the unrealized appreciation/depreciation on the instrument.

See notes to financial statements.	187

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2010

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Assets
Investments at value – affiliated (1) (2)	$431,722,160	$857,152,722	$893,704,098	$683,812,097	$48,901,248
Investments at value – Active Stock Master Portfolio	230,713,141	583,865,340	601,293,463	533,939,723	35,646,886
Investments at value – CoreAlpha Bond Master Portfolio	672,804,766	707,977,103	354,972,438	138,076,376	724,228
Contributions receivable from investors	—	4,116,768	7,087,764	9,505,208	677,005
Investments sold receivable	—	—	—	2,083,244	—
Securities lending income receivable	32,181	71,540	72,305	59,174	3,407
Interest receivable	15	76	66	57	3
Receivable from investment advisor	—	—	—	—	3,266

Total Assets	1,335,272,263	2,153,183,549	1,857,130,134	1,367,475,879	85,956,043

Liabilities
Collateral at value – securities loaned	81,693,455	168,045,018	269,352,149	162,615,061	14,721,125
Investments purchased payable	—	8,081,731	8,320,933	9,701,894	1,095,327
Investment advisory fees payable	14,482	18,770	9,397	3,011	—
Professional fees payable	6,911	7,213	7,043	6,833	6,358

Total Liabilities	81,714,848	176,152,732	277,689,522	172,326,799	15,822,810

Net Assets	$1,253,557,415	$1,977,030,817	$1,579,440,612	$1,195,149,080	$70,133,233

Net Assets Consist of
Investors’ capital	$1,222,098,329	$1,995,314,751	$1,628,360,913	$1,257,295,559	$74,542,079
Net unrealized appreciation/depreciation	31,459,086	(18,283,934)	(48,920,301)	(62,146,479)	(4,408,846)

Net Assets	$1,253,557,415	$1,977,030,817	$1,579,440,612	$1,195,149,080	$70,133,233

(1) Investments at cost – affiliated	$416,960,542	$861,959,072	$911,443,236	$710,722,377	$49,303,687

(2) Securities loaned at value	$79,826,282	$163,660,636	$262,963,991	$158,970,626	$14,383,707

188	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2010

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Assets
Investments at value – unaffiliated (1) (2)	$1,943,751,095	$1,548,016,934
Investments at value – affiliated (3)	268,975,580	550,674,967
Investments sold receivable	11,510,010	2,231,102
Dividends receivable	2,048,324	—
Credit default swaps at fair value (4)	—	153,202
Securities lending income receivable	49,136	97,769
Interest receivable	351	10,713,924
Margin variation receivable	—	195,783
Collateral for open futures contracts	—	4,510,000

Total Assets	2,226,334,496	2,116,593,681

Liabilities
Collateral at value – securities loaned	223,798,367	50,344,400
Investments purchased payable	16,209,602	190,826,396
Margin variation payable	362,989	—
Due to broker – swaps collateral	—	330,010
Investment advisory fees payable	337,536	382,464
Administration fees payable	156,270	140,926
Professional fees payable	11,179	14,575

Total Liabilities	240,875,943	242,038,771

Net Assets	$1,985,458,553	$1,874,554,910

Net Assets Consist of
Investors’ capital	$2,129,767,026	$1,797,477,513
Net unrealized appreciation/depreciation	(144,308,473)	77,077,397

Net Assets	$1,985,458,553	$1,874,554,910

(1) Investments at cost – unaffiliated	$2,086,975,959	$1,477,461,045

(2) Securities loaned at value	$217,395,807	$49,437,297

(3) Investments at cost – affiliated	$268,975,580	$550,674,967

(4) Includes premiums paid in the amount of $65,210 for the CoreAlpha Bond Master Portfolio.

See notes to financial statements.	189

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2010

(Unaudited)

S&P 500 Stock Master Portfolio

Assets
Investments at value – unaffiliated (1) (2)	$1,724,355,806
Investments at value – affiliated (3)	264,313,755
Investments sold receivable	522,201
Dividends receivable	2,319,751
Securities lending income receivable – affiliated	51,070
Interest receivable	478

Total Assets	1,991,563,061

Liabilities
Collateral at value – securities loaned	197,201,737
Investments purchased payable	471,324
Margin variation payable	588,344
Short positions at value (proceeds – $522,201)	522,291
Investment advisory fees payable	63,809
Professional fees payable	11,056

Total Liabilities	198,858,561

Net Assets	$1,792,704,500

Net Assets Consist of
Investors’ capital	$1,867,268,890
Net unrealized appreciation/depreciation	(74,564,390)

Net Assets	$1,792,704,500

(1)	Investments at cost – unaffiliated..... $1,795,106,122
(2)	Securities loaned at value..... $191,916,845
(3)	Investments at cost – affiliated..... $264,312,656

190	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS

Six months ended June 30, 2010

(Unaudited)

	LifePath Retirement Master Portfolio	LifePath 2020 Master Portfolio	LifePath 2030 Master Portfolio	LifePath 2040 Master Portfolio	LifePath 2050 Master Portfolio

Investment Income
Dividends – affiliated	$3,954,768	$8,721,205	$8,543,325	$7,363,723	$464,412
Securities lending – affiliated	157,351	349,627	348,787	311,300	13,166
Income – affiliated	3,047	5,701	4,946	3,934	577
Net investment income allocated from the Active Stock Master and CoreAlpha Bond Master:
Dividends	1,908,330	4,792,652	4,912,569	4,497,567	247,725
Interest	12,367,285	12,927,459	6,592,125	2,662,471	16,735
Expenses	(1,484,991)	(2,053,917)	(1,490,320)	(1,052,821)	(45,737)

Total income	16,905,790	24,742,727	18,911,432	13,786,174	696,878

Expenses
Investment advisory	2,151,235	3,380,839	2,729,322	2,125,520	103,697
Professional	7,798	9,580	8,950	8,301	6,359
Independent trustees	17,368	24,863	20,845	17,282	4,629

Total expenses	2,176,401	3,415,282	2,759,117	2,151,103	114,685
Less fees waived by advisor	(2,031,555)	(3,233,890)	(2,641,787)	(2,077,699)	(111,534)

Total expenses after fees waived	144,846	181,392	117,330	73,404	3,151

Net investment income	16,760,944	24,561,335	18,794,102	13,712,770	693,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments – unaffiliated	16,455	47,729	17,788	24,649	—
Investments – affiliated	(1,316,938)	(2,734,615)	(2,987,113)	(5,710,795)	497,520
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	22,631,129	42,762,488	38,573,377	32,842,729	1,572,205

	21,330,646	40,075,602	35,604,052	27,156,583	2,069,725

Net change in unrealized appreciation/depreciation on:
Investments – affiliated	(16,034,326)	(46,433,665)	(51,397,234)	(44,404,508)	(3,786,204)
Allocations from the Active Stock Master and CoreAlpha Bond Master from investments, financial futures contracts and swaps	(25,461,189)	(86,046,061)	(96,480,288)	(91,412,699)	(5,737,258)

	(41,495,515)	(132,479,726)	(147,877,522)	(135,817,207)	(9,523,462)

Total realized and unrealized loss	(20,164,869)	(92,404,124)	(112,273,470)	(108,660,624)	(7,453,737)

Net decrease in net assets resulting from operations	$(3,403,925)	$(67,842,789)	$(93,479,368)	$(94,947,854)	$(6,760,010)

See notes to financial statements.	191

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

Six months ended June 30, 2010

(Unaudited)

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio

Investment Income
Dividends	$16,358,843	$—
Securities lending – affiliated	301,236	53,163
Income – affiliated	46,888	377,460
Interest	2,134	33,785,237

Total income	16,709,101	34,215,860

Expenses
Investment advisory	2,473,447	2,256,892
Administration	989,379	902,757
Professional	13,605	16,766
Independent trustees	25,578	23,084

Total expenses excluding interest expense	3,502,009	3,199,499
Interest expense	—	41

Total expenses	3,502,009	3,199,540
Less fees waived by advisor	(533,873)	(39,851)

Total expenses after fees waived	2,968,136	3,159,689

Net investment income	13,740,965	31,056,171

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	112,733,114	15,934,744
Financial futures contracts	(922,945)	10,865,169
Swaps	—	(228,148)

	111,810,169	26,571,765

Net change in unrealized appreciation/depreciation on:
Investments	(340,702,805)	26,319,095
Financial futures contracts	(1,316,697)	10,233,376
Swaps	—	329,501

	(342,019,502)	36,881,972

Total realized and unrealized gain (loss)	(230,209,333)	63,453,737

Net increase (decrease) in net assets resulting from operations	$(216,468,368)	$94,509,908

192	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF OPERATIONS (Continued)

Six months ended June 30, 2010

(Unaudited)

S&P 500 Stock Master Portfolio

Investment Income
Securities lending – affiliated	$311,963
Income – affiliated	85,659
Dividends – unaffiliated	19,390,432
Interest	3,674

Total income	19,791,728

Expenses
Investment advisory	513,755
Professional	13,911
Independent trustees	27,411

Total expenses	555,077
Less fees waived by advisor	(41,322)

Total expenses after fees waived	513,755

Net investment income	19,277,973

Realized and Unrealized Gain (Loss)
Net realized loss from:
Investments – unaffiliated	(80,710,395)
Investments – affiliated	(1,968,912)
Financial futures contracts	(3,325,816)

(86,005,123)

Net change in unrealized appreciation/depreciation on:
Investments	(50,719,215)
Financial futures contracts	(4,186,530)
Short positions	(90)

(54,905,835)

Total realized and unrealized loss	(140,910,958)

Net decrease in net assets resulting from operations	$(121,632,985)

See notes to financial statements.	193

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	LifePath Retirement Master Portfolio		LifePath 2020 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

Increase (decrease) in net assets:

Operations
Net investment income	$16,760,944	$13,421,748	$24,561,335	$44,752,714
Net realized gain (loss)	21,330,646	(10,743,532)	40,075,602	(119,564,329)
Net change in unrealized appreciation/depreciation	(41,495,515)	104,466,686	(132,479,726)	385,023,597

Net increase (decrease) in net assets resulting from operations	(3,403,925)	107,144,902	(67,842,789)	310,211,982

Capital transactions
Proceeds from contributions	133,697,230	155,214,316	286,141,685	450,201,397
Proceeds from contributions in connection with the acquisition	—	746,169,381	—	—
Fair value of withdrawals	(42,042,730)	(96,825,377)	(20,940,900)	(226,411,370)

Net increase in net assets derived from capital transactions	91,654,500	804,558,320	265,200,785	223,790,027

NET ASSETS
Total increase in net assets	88,250,575	911,703,222	197,357,996	534,002,009
Beginning of period	1,165,306,840	253,603,618	1,779,672,821	1,245,670,812

End of period	$1,253,557,415	$1,165,306,840	$1,977,030,817	$1,779,672,821

194	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2030 Master Portfolio		LifePath 2040 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

Increase (decrease) in net assets:

Operations
Net investment income	$18,794,102	$33,402,964	$13,712,770	$24,752,335
Net realized gain (loss)	35,604,052	(121,326,632)	27,156,583	(102,916,876)
Net change in unrealized appreciation/depreciation	(147,877,522)	369,368,469	(135,817,207)	320,052,420

Net increase (decrease) in net assets resulting from operations	(93,479,368)	281,444,801	(94,947,854)	241,887,879

Capital transactions
Proceeds from contributions	256,239,963	367,341,745	172,768,515	303,439,581
Fair value of withdrawals	(16,576,302)	(167,711,261)	(16,346,267)	(132,192,111)

Net increase in net assets derived from capital transactions	239,663,661	199,630,484	156,422,248	171,247,470

NET ASSETS
Total increase in net assets	146,184,293	481,075,285	61,474,394	413,135,349
Beginning of period	1,433,256,319	952,181,034	1,133,674,686	720,539,337

End of period	$1,579,440,612	$1,433,256,319	$1,195,149,080	$1,133,674,686

See notes to financial statements.	195

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	LifePath 2050 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

Increase (decrease) in net assets:

Operations
Net investment income	$693,727	$564,575
Net realized gain (loss)	2,069,725	(154,589)
Net change in unrealized appreciation/depreciation	(9,523,462)	6,477,740

Net increase (decrease) in net assets resulting from operations	(6,760,010)	6,887,726

Capital transactions
Proceeds from contributions	38,686,057	29,450,394
Fair value of withdrawals	(1,957,259)	(3,068,975)

Net increase in net assets derived from capital transactions	36,728,798	26,381,419

NET ASSETS
Total increase in net assets	29,968,788	33,269,145
Beginning of period	40,164,445	6,895,300

End of period	$70,133,233	$40,164,445

196	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Active Stock Master Portfolio		CoreAlpha Bond Master Portfolio
	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

Increase (decrease) in net assets:

Operations
Net investment income	$13,740,965	$29,029,926	$31,056,171	$56,984,530
Net realized gain (loss)	111,810,169	(262,530,568)	26,571,765	32,127,681
Net change in unrealized appreciation/depreciation	(342,019,502)	594,321,112	36,881,972	55,139,780

Net increase (decrease) in net assets resulting from operations	(216,468,368)	360,820,470	94,509,908	144,251,991

Capital transactions
Proceeds from contributions	413,070,787	545,050,021	361,507,979	1,003,192,608
Fair value of withdrawals	(49,596,980)	(318,404,191)	(215,423,087)	(629,387,020)

Net increase in net assets derived from capital transactions	363,473,807	226,645,830	146,084,892	373,805,588

NET ASSETS
Total increase in net assets	147,005,439	587,466,300	240,594,800	518,057,579
Beginning of period	1,838,453,114	1,250,986,814	1,633,960,110	1,115,902,531

End of period	$1,985,458,553	$1,838,453,114	$1,874,554,910	$1,633,960,110

See notes to financial statements.	197

MASTER INVESTMENT PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	S&P 500 Stock Master Portfolio
	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009

Increase (decrease) in net assets:

Operations
Net investment income	$19,277,973	$40,788,743
Net realized loss	(86,005,123)	(63,153,127)
Net change in unrealized appreciation/depreciation	(54,905,835)	451,937,162

Net increase (decrease) in net assets resulting from operations	(121,632,985)	429,572,778

Capital transactions
Proceeds from contributions	183,066,559	451,069,480
Fair value of withdrawals	(317,791,061)	(522,559,993)

Net decrease in net assets derived from capital transactions	(134,724,502)	(71,490,513)

NET ASSETS
Total increase (decrease) in net assets	(256,357,487)	358,082,265
Beginning of period	2,049,061,987	1,690,979,722

End of period	$1,792,704,500	$2,049,061,987

198	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

	LifePath Retirement Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009		Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(0.16	)%(1)	18.75%		(14.54)%	5.00%	9.30%	4.82%

Ratios to Average Net Assets
Total expenses (2)	0.61	%(3)	0.59%		0.61%	0.61%	0.61%	0.65%

Total expenses after fees waived (2)	0.27	%(3)	0.26%		0.27%	0.27%	0.28%	0.31%

Net investment income (4)	2.73	%(3)	3.61%		3.81%	3.87%	3.80%	3.24%

Supplemental Data
Net assets, end of period (000)	$1,253,557		$1,165,307		$253,604	$331,733	$260,279	$230,665

Portfolio turnover	1%		6	%(5)	11%	6%	10%	11%

(1)	Aggregate total investment return.
(2)	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.
(3)	Annualized.
(4)	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.
(5)	Excludes in-kind contribution of portfolio securities received in a tax-free reorganization on November 20, 2009.

See notes to financial statements.	199

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2020 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(3.06	)%(1)	23.21%	(24.92)%	3.84%	13.51%	7.04%

Ratios to Average Net Assets
Total expenses (2)	0.58	%(3)	0.58%	0.57%	0.58%	0.58%	0.62%

Total expenses after fees waived (2)	0.23	%(3)	0.23%	0.23%	0.25%	0.25%	0.28%

Net investment income (4)	2.54	%(3)	3.15%	3.18%	3.01%	2.91%	2.53%

Supplemental Data
Net assets, end of period (000)	$1,977,031		$1,779,673	$1,245,671	$1,827,888	$1,391,153	$1,065,090

Portfolio turnover	0%		6%	13%	7%	16%	17%

(1)	Aggregate total investment return.
(2)	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.
(3)	Annualized.
(4)	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

200	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2030 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(5.28	)%(1)	26.27%	(30.53)%	3.14%	15.62%	8.13%

Ratios to Average Net Assets
Total expenses (2)	0.57	%(3)	0.56%	0.55%	0.57%	0.57%	0.60%

Total expenses after fees waived (2)	0.21	%(3)	0.20%	0.21%	0.23%	0.24%	0.26%

Net investment income (4)	2.41	%(3)	2.97%	2.82%	2.57%	2.49%	2.22%

Supplemental Data
Net assets, end of period (000)	$1,579,441		$1,433,256	$952,181	$1,393,178	$988,640	$676,745

Portfolio turnover	1%		7%	13%	7%	22%	24%

(1)	Aggregate total investment return.
(2)	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.
(3)	Annualized.
(4)	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

See notes to financial statements.	201

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2040 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(7.11	)%(1)	28.58%	(34.90)%	2.53%	17.47%	8.74%

Ratios to Average Net Assets
Total expenses (2)	0.55	%(3)	0.55%	0.53%	0.56%	0.56%	0.59%

Total expenses after fees waived (2)	0.19	%(3)	0.18%	0.19%	0.22%	0.23%	0.26%

Net investment income (4)	2.26	%(3)	2.82%	2.52%	2.20%	2.17%	1.96%

Supplemental Data
Net assets, end of period (000)	$1,195,149		$1,133,675	$720,539	$1,022,941	$708,267	$435,930

Portfolio turnover	1%		6%	14%	8%	29%	38%

(1)	Aggregate total investment return.
(2)	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.
(3)	Annualized.
(4)	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.

202	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	LifePath 2050 Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Period June 30, 2008 (1) to December 31, 2008

Total Investment Return
Total investment return	(8.63	)%(2)	30.85%	(31.93	)%(2)

Ratios to Average Net Assets
Total expenses (3)	0.57	%(4)	0.59%	1.11	%(4)

Total expenses after fees waived (3)	0.17	%(4)	0.16%	0.17	%(4)

Net investment income (5)	2.34	%(4)	2.84%	3.05	%(4)

Supplemental Data
Net assets, end of period (000)	$70,133		$40,164	$6,895

Portfolio turnover	3%		12%	0	%(6)

(1)	Commencement of operations.
(2)	Aggregate total investment return.
(3)	Includes the Master Portfolio’s pro rata portion of net advisory and net administration fees from the Active Stock and CoreAlpha Bond Master Portfolios only and does not reflect any expenses incurred indirectly as a result of investments in the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.
(4)	Annualized.
(5)	Includes the Master Portfolio’s share of the allocated net investment income (loss) from the Active Stock and CoreAlpha Bond Master Portfolios.
(6)	Rounds to less than 1% .

See notes to financial statements.	203

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Active Stock Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(9.86	)%(1)	24.86%	(36.65)%	0.58%	15.65%	8.79%

Ratios to Average Net Assets
Total expenses	0.35	%(2)	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.30	%(2)	0.30%	0.32%	0.34%	0.35%	0.35%

Net investment income	1.39	%(2)	1.99%	1.96%	1.70%	1.64%	1.50%

Supplemental Data
Net assets, end of period (000)	$1,985,459		$1,838,453	$1,250,987	$2,085,214	$1,561,940	$1,188,212

Portfolio turnover	79%		149%	98%	80%	65%	54%

(1)	Aggregate total investment return.
(2)	Annualized.

204	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	CoreAlpha Bond Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009		Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	5.34	%(1)	11.67%		3.62%	5.10%	4.36%	1.98%

Ratios to Average Net Assets
Total expenses	0.35	%(2)	0.35%		0.36%	0.36%	0.36%	0.35%

Total expenses after fees waived	0.35	%(2)	0.35%		0.36%	0.35%	0.35%	0.35%

Net investment income	3.44	%(2)	4.33%		4.47%	5.18%	5.11%	4.19%

Supplemental Data
Net assets, end of period (000)	$1,874,555		$1,633,960		$1,115,903	$1,479,888	$1,082,468	$1,085,582

Portfolio turnover (3)	142	%(4)	278	%(5)	351%	466%	301%	270%

(1)	Aggregate total investment return.
(2)	Annualized.
(3)	Portfolio turnover rates include TBA transactions, if any.
(4)	Excluding TBA transactions, the portfolio turnover rate would have been 83%.
(5)	Excluding TBA transactions, the portfolio turnover rate would have been 199%.

See notes to financial statements.	205

MASTER INVESTMENT PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	S&P 500 Stock Master Portfolio
	Six months ended June 30, 2010 (Unaudited)		Year ended December 31, 2009	Year ended December 31, 2008	Year ended December 31, 2007	Year ended December 31, 2006	Year ended December 31, 2005

Total Investment Return
Total investment return	(6.63	)%(1)	26.63%	(36.86)%	5.54%	15.75%	4.87%

Ratios to Average Net Assets
Total expenses	0.05	%(2)	0.05%	0.05%	0.05%	0.05%	0.05%

Total expenses after fees waived	0.05	%(2)	0.05%	0.05%	0.05%	0.05%	0.05%

Net investment income	1.88	%(2)	2.35%	2.32%	1.98%	1.93%	1.84%

Supplemental Data
Net assets, end of period (000)	$1,792,705		$2,049,062	$1,690,980	$2,920,748	$2,727,449	$2,408,526

Portfolio turnover (3)	4%		5%	8%	7%	14%	10%

(1)	Aggregate total investment return.
(2)	Annualized.
(3)	Portfolio turnover rates include in-kind transactions, if any.

206	See notes to financial statements.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and significant accounting policies:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to eight series of MIP: LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio, LifePath 2050 Master Portfolio, Active Stock Master Portfolio, CoreAlpha Bond Master Portfolio and S&P 500 Stock Master Portfolio (each, a “Master Portfolio” and collectively, the “Master Portfolios”). The Master Portfolios’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

Each of the LifePath Retirement Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfolio and LifePath 2050 Master Portfolio (each, a “LifePath Master Portfolio” and collectively, the “LifePath Master Portfolios”) seeks to achieve its investment objective by investing in a combination of equity, bond and money market funds (the “Underlying Funds”) in proportions suggested by its own comprehensive investment strategy. The Underlying Funds are advised by BlackRock Fund Advisors (“BFA”), and include the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio, the BlackRock Cash Funds: Institutional and iShares exchange-traded funds.

The value of a LifePath Master Portfolio’s investment in each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio reflects that LifePath Master Portfolio’s proportionate interest in the net assets of that Master Portfolio. As of June 30, 2010, the interests of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio held by each LifePath Master Portfolio were as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio
LifePath Retirement Master Portfolio	11.62%	35.89%
LifePath 2020 Master Portfolio	29.41	37.76
LifePath 2030 Master Portfolio	30.28	18.94
LifePath 2040 Master Portfolio	26.89	7.37
LifePath 2050 Master Portfolio	1.80	0.04

The following is a summary of significant accounting policies followed by the Master Portfolios:

Valuation: The Master Portfolios’ policy is to fair value their financial instruments at market value using independent dealers or pricing services in accordance with a valuation policy and/or procedures approved by the Board of Trustees of MIP (the “Board”). Equity investments, including exchange traded funds, traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

The Master Portfolios value their bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche.

Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows and trades and values of the underlying reference instruments. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end investment companies are valued at net asset value each business day.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, BFA seeks to determine the price that each Master Portfolio might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations are based upon all available factors that BFA deems relevant. The pricing of Fair Value Assets is subsequently reported to the Board.

Asset-backed and Mortgage-backed securities: CoreAlpha Bond Master Portfolio may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

CoreAlpha Bond Master Portfolio may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

Multiple class pass-through securities: CoreAlpha Bond Master Portfolio may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-back securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Master Portfolios may not fully recoup its initial investment in IOs.

Capital trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA commitments: CoreAlpha Bond Master Portfolio may enter into TBA commitments pursuant to which it agrees to purchase or sell mortgage-backed securities for a fixed price, with payment and delivery at a scheduled future date beyond the customary settlement period for the mortgage-backed security. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Master Portfolio generally enters into TBA transactions with the intent to take possession of or deliver out the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, which is in addition to the risk of decline in the value of the Master Portfolio’s other assets.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Segregation and collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Master Portfolio either delivers collateral or segregates assets in connection with certain investments (e.g., TBAs beyond normal settlement, swaps and financial futures contracts), each Master Portfolio will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment transactions and investment income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Each LifePath Master Portfolio records daily its proportionate share of the Active Stock Master Portfolio’s and CoreAlpha Bond Master Portfolio’s income, expenses and realized and unrealized gains and losses.

Securities lending: The Master Portfolios may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of a Master Portfolio and any additional required collateral is delivered to the Master Portfolio on the next business day. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Master Portfolio could experience delays and costs in gaining access to the collateral. A Master Portfolio also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income taxes: Each Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

Each Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Master Portfolio’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on each Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several master portfolios are pro rated among those master portfolios on the basis of relative net assets or other appropriate methods.

2. Derivative financial instruments:

Each Master Portfolio engages in various portfolio investment strategies using derivatives contracts both to increase the returns of the Master Portfolio and to economically hedge, or protect, its exposure to certain risks such as credit risk, equity risk and interest rate risk. These contracts may be transacted on an exchange or OTC.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Each Master Portfolio’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Master Portfolio. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Master Portfolio’s net assets decline by a stated percentage or the Master Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the Master Portfolio to accelerate payment of any net liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

A Master Portfolio may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between the Master Portfolio and each of its respective counterparties. The ISDA Master Agreement allows each Master Portfolio to offset with each separate counterparty certain derivative financial instrument’s payables

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to a Master Portfolio from its counterparty are not fully collateralized contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, each Master Portfolio manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Financial futures contracts: The Master Portfolios purchase or sell financial futures contracts to gain exposure to, or economically hedge against changes in interest rates (interest rate risk) or in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, a Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by each Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Swaps: The CoreAlpha Bond Master Portfolio enters into swap agreements, in which the Master Portfolio and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Master Portfolio are recorded in the Statements of Operations as realized gains or losses, respectively. Any upfront fees paid are recorded as assets and any upfront fees received are recorded as liabilities and amortized over the term of the swap. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Master Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps – CoreAlpha Bond Master Portfolio enters into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Master Portfolio enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Master Portfolio will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivative Instruments Categorized by Risk Exposure:

Fair Values of Derivative Instruments as of June 30, 2010
Asset Derivatives

	Statements of Assets and Liabilities Location		CoreAlpha Bond Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*		$7,759,928
Credit contracts	Credit default swaps at fair value		153,202

Total			$7,913,130

Liability Derivatives

	Statements of Assets and Liabilities Location	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	S&P 500 Stock Master Portfolio
Interest rate contracts	Net unrealized appreciation/depreciation*	$—	$(1,342,329)	$—
Equity contracts	Net unrealized appreciation/depreciation*	(1,083,609)	—	(3,815,083)

Total		$(1,083,609)	$(1,342,329)	$(3,815,083)

*     Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended June 30, 2010
Net Realized Gain (Loss) from

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	S&P 500 Stock Master Portfolio
Interest rate contracts:
Financial futures contracts	$—	$10,865,169	$—
Credit contracts:
Swaps	—	(228,148)	—
Equity contracts:
Financial futures contracts	(922,945)	—	(3,325,816)

Total	$(922,945)	$10,637,021	$(3,325,816)

Net Change in Unrealized Appreciation/Depreciation on

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	S&P 500 Stock Master Portfolio
Interest rate contracts:
Financial futures contracts	$—	$10,233,376	$—
Credit contracts:
Swaps	—	329,501	—
Equity contracts:
Financial futures contracts	(1,316,697)	—	(4,186,530)

Total	$(1,316,697)	$10,562,877	$(4,186,530)

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Active Stock Master Portfolio	CoreAlpha Bond Master Portfolio	S&P 500 Stock Master Portfolio
Financial futures contracts:
Average number of contracts purchased	963	4,174	1,279
Average number of contracts sold	—	1,176	—
Average notional value of contracts purchased	$52,180,590	$495,056,822	$69,847,185
Average notional value of contracts sold	—	231,647,900	—
Credit default swaps:
Average number of contracts – buy protection	—	1	—
Average number of contracts – sell protection	—	1	—
Average notional value – buy protection	$—	$4,000,000	$—
Average notional value – sell protection	—	750,000	—

3. Investment advisory agreement and other transactions with affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Master Portfolios for 1940 Act purposes, but BAC and Barclays are not.

MIP, on behalf of the Master Portfolios, entered into an Investment Advisory Agreement with BFA (the “Investment Advisory Agreement”). Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of each Master Portfolio’s investments and provides the necessary personnel, facilities and equipment to provide such services to the Master Portfolios. BFA is entitled to receive an annual investment advisory fee of 0.35% of the average daily net assets of each of the LifePath Master Portfolios, 0.25% of the average daily net assets of each of the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Stock Master Portfolio as compensation for investment advisory services.

The fees and expenses of the Master Portfolios’ trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios.

BFA contractually agreed to waive investment advisory fees charged to the LifePath Master Portfolios in an amount equal to investment advisory fees and administration fees, if any, received by BFA or BlackRock Institutional Trust Company, N.A. (“BTC”), from each investment company in which the Master Portfolios invest. BFA has also contractually agreed to cap the expenses of the LifePath Master Portfolios and S&P 500 Stock Master Portfolio at the rate at which the Master Portfolios pay an investment advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2012. The amounts of the waivers, if any, are shown as fees waived in the Statements of Operations.

MIP entered into an administration services arrangement with BTC, which has agreed to provide general administration services (other than investment advice and related portfolio activities). BTC may delegate certain of its administration duties to sub-administrators.

BTC is not entitled to compensation for providing administration services to the LifePath Master Portfolios and S&P 500 Stock Master Portfolio, for so long as BTC is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the LifePath Master Portfolios and S&P 500 Stock Master Portfolio, or BTC (or an affiliate) receives investment advisory fees from the LifePath Master Portfolios and S&P 500 Stock Master Portfolio.

BTC is entitled to receive a monthly fee for administration services from the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio at an annual rate of 0.10% of their respective average daily net assets. BFA has agreed to bear all costs of each of these Master Portfolios, excluding brokerage expenses, advisory fees, 12b-1 distribution or service fees, independent expenses, litigation expenses, taxes or other extraordinary expenses which are borne by each of these Master Portfolios.

BTC voluntarily waived a portion of its administration fees paid by the Active Stock Master Portfolio in an amount sufficient to maintain the advisory fees payable by each of the LifePath Master Portfolios at an annual rate of 0.35% of the average daily net assets. This arrangement is voluntary and may be terminated by BTC at any time. With respect to the independent expenses discussed above, BTC has contractually agreed to provide an offsetting credit against the administration fees paid by the Active Stock Master Portfolio and CoreAlpha Bond Master Portfolio in an amount equal to the independent expenses, through April 30, 2012. The amounts of the waiver and offsetting credits are shown as fees waived in the Statements of Operations.

MASTER INVESTMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Master Portfolios received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BTC as the securities lending agent. BTC may, on behalf of a Master Portfolio, invest cash collateral received by the Master Portfolio for such loans, among other things, in a private investment company managed by BTC or its registered money market funds advised by BTC or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities as securities loaned and collateral at value – securities loaned, respectively. The cash collateral invested by BTC is disclosed in the Schedules of Investments. The share of income earned by the Master Portfolio on such investments is shown as securities lending – affiliated in the Statements of Operations. BTC has voluntarily agreed to waive its fees for the period beginning December 1, 2009 until further notice.

Each Master Portfolio invests its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in income-affiliated in the Statements of Operations.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

4. Investments:

Purchases and sales of investments including paydowns, mortgage dollar rolls and TBA transactions and excluding short-term securities and US government securities for the six months ended June 30, 2010, were as follows:

	Purchases	Sales
LifePath Retirement Master Portfolio	$40,119,934	$6,356,398
LifePath 2020 Master Portfolio	108,231,926	8,735,079
LifePath 2030 Master Portfolio	101,734,678	9,592,999
LifePath 2040 Master Portfolio	75,644,177	16,415,463
LifePath 2050 Master Portfolio	18,869,209	1,956,527
Active Stock Master Portfolio	1,919,371,563	1,521,708,514
CoreAlpha Bond Master Portfolio	1,409,371,098	1,567,025,234
S&P 500 Stock Master Portfolio	82,254,698	229,015,041

Purchases and sales of US government securities for the CoreAlpha Bond Master Portfolio for the six months ended June 30, 2010 were $995,954,594 and $954,993,884, respectively.

5. Concentration, market and credit risk:

CoreAlpha Bond Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In the normal course of business, the Master Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolios manage counterparty risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximated by their value recorded in the Master Portfolios’ Statements of Assets and Liabilities.

6. Subsequent events:

Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

MASTER INVESTMENT PORTFOLIO

OFFICERS AND TRUSTEES

Ronald W. Forbes, Co-Chair of the Board and Trustee

Rodney D. Johnson, Co-Chair of the Board and Trustee

David O. Beim, Trustee

Dr. Matina Horner, Trustee

Herbert I. London, Trustee and Member of the Audit Committee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Jr., Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Chair of the Audit Committee and Trustee

Frederick W. Winter, Trustee and Member of the Audit Committee

Richard S. Davis, Trustee

Henry Gabbay, Trustee

Anne Ackerley, President and Chief Executive Officer

Jeffrey Holland, CFA, Vice President

Brendan Kyne, Vice President

Brian Schmidt, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer

Howard Surloff, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Institutional Trust Company, N.A.

San Francisco, CA 94105

Custodian

State Street Bank and Trust Company

Boston, MA 02101

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company

Boston, MA 02101

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Pricewaterhouse Coopers, LLP

San Francisco, CA 94111

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Funds

c/o BlackRock Investments, LLC

40 East 52nd Street

New York, NY 10022

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
DAVENPORT, IA
PERMIT NO. 14

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-4930

statefarm.com®

8-2010
120-6345 b.9-CH AP2010/08/0996 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this
Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Mutual Fund Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act
(17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Mutual Fund Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date: August 26, 2010

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord Senior Vice President and Treasurer

Date: August 26, 2010